As filed with the Securities and Exchange Commission on April 29, 2011
Registration Nos. 333-22375
and 811-3199

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☒
ACT OF 1940
Amendment No. 118
ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT
(formerly KILICO VARIABLE ANNUITY SEPARATE ACCOUNT)
(Exact Name of Registrant)
ZURICH AMERICAN LIFE INSURANCE COMPANY
(formerly KEMPER INVESTORS LIFE INSURANCE COMPANY)
(Name of Depositor)
1400 American Lane, Schaumburg, Illinois 60196
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code:
(425) 577-5100

Name and Address of Agent for Service:	Copy to:

Juanita M. Thomas, Esq.	Mary Jane Wilson-Bilik, Esq.
1114 Georgia Street	Sutherland Asbill & Brennan LLP
Louisiana, MO 63353	1275 Pennsylvania Avenue, N.W.
Washington, DC 20004-2415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2011, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On _______________ pursuant to paragraph (a) of Rule 485

Title of securities being registered:
Units of interest in a separate account under individual and group variable, fixed and market value adjusted deferred annuity contracts.

Individual and Group Variable, Fixed, and Market Value Adjusted Deferred
Annuity Contracts
Issued by
Zurich American Life Insurance Company
(formerly Kemper Investors Life Insurance Company)
Through
ZALICO Variable Annuity Separate Account
(formerly KILICO Variable Annuity Separate Account)

Home Office	Service Center
1400 American Lane	Scudder DestinationsSM Service Team
Schaumburg, Illinois 60196	PO Box 19097
Greenville, SC 29602-9097
Phone: 1-800-449-0523 (toll free)
7:30 a.m. to 5:00 p.m. Central Time M-F

www.zurichamericanlifeinsurance.com (formerly www.kemperinvestors.com)
Prospectus
May 1, 2011
Scudder
DestinationsSM
Annuity

          This Prospectus describes the Scudder DestinationsSM Annuity, a variable, fixed and market value adjusted deferred annuity contract (the “Contract”) offered by Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“we” or “ZALICO”). The Contract is designed to provide annuity benefits for retirement that may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contract may have been issued on a group or individual basis. The Contract is currently not being issued.
          Investing in this Contract involves risk, including possible loss of some or all of your investment.
          You may allocate Purchase Payments to one or more of the variable options or the Fixed Account Option, or the Market Value Adjustment (“MVA”) Option (the “MVA Option”) in states where an MVA is authorized. The availability of the Fixed Account Option and the MVA Option may be restricted in some states. The Contract currently offers 24 variable options, each of which is a Subaccount of ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) that invests solely in shares of one of the Portfolios listed below. Currently, you may choose to invest among the following Portfolios:
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares):
•	Invesco V.I. Utilities Fund
•	The Alger Portfolios (Class I-2 Shares):
•	Alger Balanced Portfolio

•	Alger Capital Appreciation Portfolio
•	Credit Suisse Trust (Trust Class Shares):
•	Credit Suisse Trust-International Equity Flex III Portfolio
•	Dreyfus Investment Portfolios (Initial Share Class):
•	Dreyfus Investment Portfolios, MidCap Stock Portfolio
•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

•	DWS Investments VIT Funds (Class A Shares):
•	DWS Equity 500 Index VIP
•	DWS Variable Series I (Class A Shares):
•	DWS Bond VIP

•	DWS Capital Growth VIP (Successor to DWS Health Care VIP (Variable Series I) and DWS Technology VIP (Variable Series II)) [1]
•	DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP) [2]

•	DWS Growth & Income VIP

•	DWS International VIP
•	DWS Variable Series II (Class A Shares):
•	DWS Balanced VIP

•	DWS Blue Chip VIP

•	DWS Core Fixed Income VIP

•	DWS Diversified International Equity VIP

•	DWS Dreman Small Mid Cap Value VIP

•	DWS Global Thematic VIP

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP (Successor to DWS Strategic Value VIP) [3]

•	DWS Money Market VIP

•	DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP) (Successor to DWS Mid Cap Growth VIP and to DWS Turner Mid Cap Growth VIP) [4]

•	DWS Strategic Income VIP

[1] Effective May 1, 2011, DWS Health Care VIP (DWS Variable Series I) and DWS Technology VIP (DWS Variable Series II) each merged into DWS Capital Growth VIP (DWS Variable Series I), pursuant to shareholder approval on April 11, 2011.

[2] Effective May 1, 2011, DWS Global Opportunities VIP changed its name to DWS Global Small Cap Growth VIP.

[3] Effective May 1, 2011, DWS Strategic Value VIP merged into DWS Large Cap Value VIP, pursuant to shareholder approval on April 11, 2011.

[4] Effective May 1, 2011, DWS Small Cap Growth VIP changed its name to DWS Small Mid Cap Growth VIP. Also Effective May 1, 2011, DWS Mid Cap Growth VIP and DWS Turner Mid Cap Growth VIP each merged into DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP), pursuant to shareholder approval on April 11, 2011.

         We may add or delete Subaccounts and Portfolios in the future. The Contract Value that you allocate to any of the Subaccounts will vary, reflecting the investment experience of the Portfolio in which the selected Subaccount invests. The Contract Value that you allocate to the Fixed Account or one or more Guarantee Periods of the MVA Option accumulates interest at rates set in advance by ZALICO.
         Please be aware that Market Value Adjustments are sensitive to changes in interest rates. If you withdraw money from a Guarantee Period before its term has expired, and during a period of rising interest rates, you likely will be assessed a negative Market Value Adjustment. In times of rising interest rates, the negative Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. Before you take a withdrawal from a Guarantee Period, you should know its expiration date, and ask the Service Center to calculate whether a Market Value Adjustment will apply and how much it will be.
         The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.
         This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by contacting the Service Center. A table of contents for the SAI appears at the end of this Prospectus. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission (“SEC”) at the SEC’s web site at http://www.sec.gov.
         The date of this Prospectus is May 1, 2011.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined that this Prospectus is accurate or complete.
Anyone who tells you otherwise is committing a U.S. Federal crime.

Not FDIC Insured	May Lose Value	No Bank Guarantee

i

TABLE OF CONTENTS (CONTINUED)

ii

DEFINITIONS
         The following terms as used in this Prospectus have the indicated meanings:
         Accumulated Guarantee Period Value—The sum of your Guarantee Period Values.
         Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.
         Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.
         Annuitant—The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.
         Annuity Date—The date on which annuity payments are to commence.
         Annuity Option—One of several methods by which annuity payments can be made.
         Annuity Period—The period starting on the Annuity Date.
         Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.
         Beneficiary—The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.
         Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company). Our Home Office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may contact the Service Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097 or 1-800-449-0523.
         Contract—A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.
         Contract Value—The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.
         Contract Year—Period between anniversaries of the Contract’s Date of Issue.
         Contract Quarter—Periods between quarterly anniversaries of the Contract’s Date of Issue.
         Contribution Year—Each one year period following the date a Purchase Payment is made.
         Date of Issue—The date on which the first Contract Year commences.
         Effective Date—The date that the endorsement to your Contract adding enhancements to the MVA Option (the “MVA Endorsement”) became effective, which is April 1, 2005.

1

         Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.
         Fixed Account Contract Value—The value of your Contract interest in the Fixed Account.
         Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.
         Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., DWS Investments VIT Funds, DWS Variable Series I and DWS Variable Series II, including any Portfolios thereunder.
         General Account—All our assets other than those allocated to any separate account.
         Guaranteed Interest Rate—The rate of interest we establish for a given Guarantee Period.
         Guarantee Period—The time during which we credit your allocation with a Guaranteed Interest Rate. Guarantee Periods may range from one to ten years, at our option. If you withdraw money from a Guarantee Period before its term has expired, you will be assessed a Market Value Adjustment.
         Guarantee Period Value—The value of your Contract Value in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.
         Home Office—The address of our Home Office is 1400 American Lane, Schaumburg, Illinois 60196.
         Market Adjusted Value—A Guarantee Period Value adjusted by the Market Value Adjustment formula on any date prior to the end of a Guarantee Period.
         Market Value Adjustment (“MVA”)—An adjustment of amounts held in a Guarantee Period that we compute in accordance with the Market Value Adjustment formula in your Contract if you take a withdrawal prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period started. Any downward Market Value Adjustment is subject to the MVA Floor described in the MVA Endorsement issued on April 1, 2005 and described herein.
         Non-Qualified Plan Contract—A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.
         Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership defined in the Contract.
         Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.
         Purchase Payments—Amounts paid to us by you or on your behalf.

2

         Qualified Plan Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.
         Separate Account—The ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account).
         Separate Account Contract Value—The sum of your Subaccount Values.
         Service Center—The address of our Service Center is Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. The overnight address is: Scudder DestinationsSM Service Team, 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064. IBM Business Transformation Outsourcing Insurance Service Corporation is the administrator of the Contract. You can call the Service Center toll-free at 1-800-449-0523.
         Start Date—The later of the Effective Date of the MVA Endorsement or the beginning of a new Guarantee Period.
         Subaccounts—The twenty-four subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.
         Subaccount Value—The value of your interest in each Subaccount.
         Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.
         Valuation Period—The interval of time between two consecutive Valuation Dates.
         Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.
         Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.
         Withdrawal Value—Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

3

SUMMARY
         Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.
         The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. The Contract is currently not being issued.
         Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. Any allocation you make to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000.
         Investment Options. The Contract permits you to allocate your Purchase Payments and transfer Contract Value to one or more Subaccounts listed on the cover page of this Prospectus. Each Subaccount invests in shares of a corresponding Portfolio or Fund. Contract Value that you allocate to a Subaccount varies with the investment experience of the Portfolio in which Subaccount invests.
         You may also allocate Purchase Payments and transfer Contract Value into the Fixed Account. We guarantee that Purchase Payments allocated to the Fixed Account will earn no less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate.
         The Contract also permits you to allocate your Purchase Payments and transfer Contract Value to one or more Guarantee Periods under the MVA Option. Amounts you allocate to one or more Guarantee Period will earn a guaranteed interest rate, but will be subject to a market value adjustment (MVA) and a possible surrender charge if you take a withdrawal before the end of the Guarantee Period. Please be aware that Market Value Adjustments are sensitive to changes in interest rates.
         If you withdraw money from a Guarantee Period under the MVA Option before its term has expired, and during a period of rising interest rates, you likely will be assessed a negative Market Value Adjustment. In times of rising interest rates, the negative Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. Before you take a withdrawal from a Guarantee Period, you should know its expiration date, and ask the Service Center to calculate whether a Market Value Adjustment will apply and how much it will be.
         The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. We may limit the number of Guarantee Periods we offer at our discretion. We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are not registered under the Securities Act of 1933 (“1933 Act”) and the insulated, nonunitized separate account supporting the MVA Option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”).

4

         You bear the investment risk under the Contracts, including possible loss of principal, unless you allocate Contract Values to:
•	the MVA Option. Under the MVA Option, you are guaranteed to receive the Guaranteed Interest Rate over the duration of the Guarantee Period, unless you take a withdrawal before the end of the Guarantee Period. In case of premature withdrawal, you will be assessed a Market Value Adjustment, which, in times of rising interest rates, could have a substantial negative impact on your Contract Value.

•	the Fixed Account Option, wherein you are guaranteed to earn interest at a rate not less than the minimum guaranteed rate (See “Fixed Account Option”).
         Transfers. The Contract permits you to transfer Contract Value between the Subaccounts before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account.
         Withdrawals and Withdrawal Charges. You may withdraw Contract Value subject to Withdrawal Charges, any applicable Market Value Adjustment and other specified conditions. We do not deduct sales charges from Purchase Payments.
         Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:
•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.
         The Withdrawal Charge is:
•	7% in the first Contribution Year,

•	6% in the second Contribution Year,

•	5% in the third and fourth Contribution Years,

•	4% in the fifth Contribution Year,

•	3% in the sixth Contribution Year,

•	2% in the seventh Contribution Year, and

•	0% in the eighth Contribution Year and thereafter.
         The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under “Withdrawal Charge.” Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the “Code”).
         Contract Charges. Contract charges include:
•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if selected,

•	transfer charge,

5

•	investment management fees and other expenses, and

•	applicable state premium taxes.
         In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services.
         The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans.

6

SUMMARY OF EXPENSES
         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer cash value between and among the Subaccounts, the Fixed Account, and the Guarantee Periods. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):	None

Maximum Withdrawal Charge[1] (as a percentage of Purchase Payments)	7%

Year of Withdrawal after	Withdrawal
Purchase Payments Made	Charge
First year	7.00%
Second year	6.00%
Third year	5.00%
Fourth year	5.00%
Fifth year	4.00%
Sixth year	3.00%
Seventh year	2.00%
Eighth year and following	0.00%

Maximum Transfer Fee	$25[2]

[1]	A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a Withdrawal Charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See “Withdrawal Charge.”

[2]	We reserve the right to charge a fee of $25 for each transfer of Contract Value in excess of 12 transfers per calendar year. See “Transfers During the Accumulation Period.”

7

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Periodic Charges other than Portfolio Expenses

Current

Annual Records Maintenance Charge[3]	$30
Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)

With the Standard Death Benefit Only

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%

Total Separate Account Annual Expense Charges[4]	1.40%

With the Optional Guaranteed Retirement Income Benefit

Mortality and Expense Risk Charge	1.25%
Optional Guaranteed Retirement Income Benefit[5]	0.25%
Administration Charge	0.15%

Total Separate Account Annual Expense Charges	1.65%

[3]	The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See “Records Maintenance Charge.”

[4]	If you annuitize the Contract on a variable basis, we will assess a daily Mortality and Expense Risk Charge and Administration Charge at an annual rate of 1.40% on the assets held in the Separate Account.

[5]	We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your rider remains in force, the 0.25% rider charge will continue to be deducted on the last business day of each contract quarter. The rider charge will be deducted prorata as a percentage of Contract Value from each Subaccount, Guarantee Period, and the Fixed Account in which you have Contract Value until you annuitize or surrender the Contract or the Annuitant reaches age 91, whichever comes first.

8

         The following table shows the range of Fund fees and expenses for the fiscal year ended December 31, 2010. Expenses of the Funds may be higher or lower in the future. You can obtain more detailed information concerning each Fund’s fees and expenses in the prospectus for each Fund.
Range of Annual Operating Expenses for the Funds During 20101

	Lowest	Highest
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, before any contractual waivers or reimbursements of fees and expenses)	0.33%	2.43%
Net Total Annual Fund Operating Expenses After Reimbursements and Waivers (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, after any contractual waivers or reimbursements of fees and expenses)[2]	0.33%	2.43%

[1]	The Fund expenses used to prepare this table were provided to us by the Fund(s). We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010. Current or future expenses may be greater or less than those shown.

[2]	The range of Net Total Annual Fund Operating Expenses After Reimbursements and Waivers takes into account contractual arrangements for those Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses for a limited period of time ending no earlier than April 30, 2012. For more information about these arrangements, consult the prospectuses for the Funds.

         The next table shows the fees and expenses charged by each Fund for the fiscal year ended December 31, 2010.

9

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
(as a percentage of average daily net assets in the Funds as of December 31, 2010):

					Contractual
					Waiver
				Gross	or
				Total	Expense	Net Total
	Management	12b-1	Other	Annual	Reimburse-	Annual
Name of Fund	Fees	Fees	Expenses	Expenses	ment	Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
Invesco V.I. Utilities Fund [1]	0.60%	N/A	0.44%	1.04%	0.11%	0.93%

The Alger Portfolios (Class I-2 Shares)
Alger Balanced Portfolio	0.71%	N/A	0.20%	0.91%	N/A	0.91%
Alger Capital Appreciation Portfolio	0.81%	N/A	0.17%	0.98%	N/A	0.98%

Credit Suisse Trust (Trust Class Shares)
Credit Suisse Trust- International Equity Flex III Portfolio [2]	1.00%	N/A	1.43%	2.43%	N/A	2.43%

Dreyfus Investment Portfolios (Initial Share Class)
Dreyfus Investment Portfolios, Mid Cap Stock Portfolio	0.75%	N/A	0.09%	0.84%	N/A	0.84%

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
	0.75%	N/A	0.14%	0.89%	N/A	0.89%

DWS Investments VIT Funds (Class A Shares)
DWS Equity 500 Index VIP	0.20%	N/A	0.13%	0.33%	N/A	0.33%

DWS Variable Series I (Class A Shares)
DWS Bond VIP	0.39%	N/A	0.20%	0.59%	N/A	0.59%
DWS Capital Growth VIP (Successor to DWS Health Care VIP (Variable Series I) and DWS Technology VIP (Variable Series II))	0.37%	N/A	0.14%	0.51%	N/A	0.51%
DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP) [3]	0.89%	N/A	0.23%	1.12%	N/A	1.12%
DWS Growth & Income VIP	0.39%	N/A	0.24%	0.63%	N/A	0.63%
DWS International VIP [4]	0.79%	N/A	0.21%	1.00%	N/A	1.00%

DWS Variable Series II (Class A Shares) [5]
DWS Balanced VIP	0.37%	N/A	0.30%	0.67%	N/A	0.67%
DWS Blue Chip VIP	0.55%	N/A	0.21%	0.76%	N/A	0.76%
DWS Core Fixed Income VIP	0.50%	N/A	0.22%	0.72%	N/A	0.72%
DWS Diversified International Equity VIP	0.65%	N/A	0.34%	0.99%	N/A	0.99%
DWS Dreman Small Mid Cap Value VIP	0.65%	N/A	0.22%	0.87%	N/A	0.87%
DWS Global Thematic VIP	0.92%	N/A	0.49%	1.41%	N/A	1.41%
DWS Government & Agency Securities VIP	0.45%	N/A	0.19%	0.64%	N/A	0.64%
DWS High Income VIP	0.50%	N/A	0.22%	0.72%	N/A	0.72%
DWS Large Cap Value VIP (Successor to DWS Strategic Value VIP)	0.65%	N/A	0.17%	0.82%	N/A	0.82%
DWS Money Market VIP	0.29%	N/A	0.17%	0.46%	N/A	0.46%

10

					Contractual
					Waiver
				Gross	or
				Total	Expense	Net Total
	Management	12b-1	Other	Annual	Reimburse-	Annual
Name of Fund	Fees	Fees	Expenses	Expenses	ment	Expenses
DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP) (Successor to DWS Mid Cap Growth VIP and to DWS Turner Mid Cap Growth VIP)	0.55%	N/A	0.23%	0.78%	N/A	0.78%
DWS Strategic Income VIP	0.55%	N/A	0.40%	0.95%	N/A	0.95%

1 Through at least April 30, 2012 the adviser for the Invesco V.I. Utilities Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Net Total Annual Expenses (excluding certain items discussed below) of Series I shares to 0.93% of average daily net assets for the Invesco V.I. Utilities Fund. In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Total Annual Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
2 Voluntary fee waivers and reimbursements reduced Net Total Annual Expenses to 1.99% for the Credit Suisse Trust International Equity Flex III Portfolio during 2010. Gross Total Annual Expenses include dividend expenses on short sales, which were 0.64% during 2010. Effective January 1, 2011, the adviser for the Credit Suisse Trust International Equity Flex III Portfolio will voluntarily waive fees and reimburse expenses so that the portfolio’s Net Total Annual Expenses, excluding dividend expenses on short sales, will not exceed 1.45%. Fee waivers and/or reimbursements are voluntary and may be discontinued at any time.
3 The investment manager for the DWS Variable Series I has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the DWS Global Small Cap Growth VIP, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest, to the extent necessary to maintain the Portfolio’s Net Total Annual Expenses at 1.00% through September 30, 2011.
4 The “Other Expenses” for the DWS International VIP include expenses of 0.01% for acquired fund fees and expenses. “Acquired fund fees and expenses” are not fees or expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund’s investment in those investment companies.
5 The “Other Expenses” for DWS Balanced VIP and DWS Dreman Small Mid Cap Value VIP include expenses of 0.02%, 0.05%, respectively, for acquired fund fees and expenses. “Acquired fund fees and expenses” are not fees or expenses incurred by the Funds directly, but are expenses of the investment companies in which the Funds invest. You incur these fees and expenses indirectly through the valuation of the Funds’ investment in those investment companies.
The investment manager for the DWS Variable Series II has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolios, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest, so that Net Total Annual Expenses of the Portfolios will not exceed the following amounts: 0.71% for the DWS Core Fixed Income VIP, 1.03% for the DWS Global Thematic VIP, 0.51% for the DWS Money Market VIP, and 0.78% for the DWS Strategic Income VIP, through September 30, 2011.
          The expenses shown above are deducted by each underlying Fund or Portfolio before the Fund or Portfolio provides us with its daily net asset value. We then deduct applicable Separate Account charges from the net asset value to calculate the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying Portfolio.
          The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The

11

expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect until at least April 30, 2012. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Net Total Annual Fund Operating Expenses for all Funds after each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.
          THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE ABOVE INFORMATION.
EXAMPLE
          This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.
          The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.
          Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

1	3	5	10
year	years	years	years
$1,119	$1,779	$2,591	$4,633
(2)	a.	If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of five years or more*:

1	3	5	10
year	years	years	years
$394	$1,224	$2,115	$4,633
b.	If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than five years*:

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1	3	5	10
year	years	years	years
$1,119	$1,779	$2,591	$4,633
(3)	If you do not surrender or annuitize your Contract at the end of the applicable time period:

1	3	5	10
year	years	years	years
$394	$1,224	$2,115	$4,633

*	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of five years or more. Withdrawal Charges do apply if the Contract is annuitized under Annuity Option 1 for a period of less than five years.
         The Example is an illustration and does not represent past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. Similarly, your rate of return may be more or less than the 5% assumed rate in the Example.
         The Example does not include the deduction of premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender your Contract.
         The Record Maintenance Charge of $30 is reflected as an annual charge of 0.040% that is determined by dividing total Record Maintenance Charges collected during 2010 ( $689,331) by total average net assets attributable to the Contract during 2010 ( $1,736,292,661).
REDEMPTION FEES
         A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.
DISTRIBUTION COSTS
         For information concerning the compensation we pay in relation to prior sale of the Contracts, see “Distribution of Contracts.”
CONDENSED FINANCIAL INFORMATION
         In Appendix C, we have included a financial history of the accumulation unit values for the Subaccounts available under the Contract.
ZALICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS
A.	Zurich American Life Insurance Company
         We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may contact us at the Service Center at Scudder DestinationsSM Service Team, PO Box 19097, Greenville, South Carolina, 29602-9097. We offer annuity and life insurance products and

13

are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Corporation (formerly Kemper Corporation), a non-operating holding company. Zurich American Corporation is an indirect wholly-owned subsidiary of Zurich Financial Services (“ZFS”), a Swiss holding company.
         Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of ZFS.
         Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).
         On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company (formerly Allmerica Financial Life Insurance and Annuity Company), a subsidiary of The Goldman Sachs Group, Inc.
         These acquisitions, transfers and the coinsurance agreement do not relate directly to the Contracts, although certain other contracts issued by ZALICO and administered by Protective Life are supported by the Separate Account. Your rights and benefits and our obligations under the Contracts are not changed by these transactions and agreements.
         Effective September 7, 2004, we transferred our customer services operations and the administration of the Contracts to IBM Business Transformation Outsourcing Insurance Service Corporation (“IBM Outsourcing”), in Greenville, South Carolina. IBM Outsourcing provides all of the services required for complete support and administration of your Contract, including processing all premium payments and all requests for transfers, partial withdrawals, surrenders and death benefits, responding to inquiries, and calculating accumulation unit values for your Contract and the Separate Account.
B.	Risks of Managing General Account Assets
         The assets we hold in our General Account are used to support the payment of the death benefit under the Contracts, as well as to support payments under the optional Guaranteed Retirement Income Benefit (“GRIB rider”), as applicable. To the extent that ZALICO is required to pay you amounts under the death benefit or GRIB rider that are in addition to your Contract Value in the Separate Account, such amounts will come from our General Account assets. You should be aware that the General Account is

14

exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, liquidity and credit risks. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent in the General Account’s investments.
C.	Financial Condition of the Company
         The benefits under the Contract are paid by ZALICO from its General Account assets and from your Contract Value held in the Separate Account. It is important that you understand that payment of the benefits is not assured and depends upon certain factors discussed below.
         Assets in the Separate Account. You assume all of the investment risk for your Contract Value that you allocate to the Subaccounts of the Separate Account. Your Contract Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct (See “The Separate Account ”).
         Assets in the General Account. Allocations you make to the MVA Option and the Fixed Account are supported by the assets in our General Account (See “The MVA Option” and “Fixed Account Option ”). Any guarantees under the Contract that exceed your Separate Account Contract Value, such as those associated with the death benefit and the GRIB rider, are paid from our General Account. Therefore, any benefits that we may be obligated to pay under the Contract in excess of Separate Account Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contract supported by it. We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account.
         Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Contract Owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Contract and claims payments. However, it is important to note that there is no assurance that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing and owning any insurance product.
         State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of these investments. We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our Contract Owners or to provide collateral necessary to finance our business operations.
         How to Obtain More Information. We encourage our Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations – Division of Insurance, as well as the financial statements of the Separate Account (which are prepared in accordance with generally accepted accounting principles), are located in the Statement of Additional Information (“SAI”). The SAI is

15

available at no charge by writing to our Service Center at the address on the cover page of this Prospectus, or by calling us at (800) 449-0523, or by visiting our website www.zurichamericanlifeinsurance.com (formerly www.kemperinvestors.com). In addition, the SAI is available on the SEC’s website at http://www.sec.gov.
D.	The Guarantee Periods of the MVA Option
         During the Accumulation Period, you may allocate Purchase Payments and Contract Value to one or more Guarantee Periods of the MVA Option with durations generally of one to ten years. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See “Guarantee Periods of the MVA Option”). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit the number of Guarantee Periods available to three.
         The amounts you allocate to the MVA Option are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a “non-unitized” separate account. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets held in the separate account. The assets of the non-unitized separate account are held to fund our guaranteed obligations. The “non-unitized” separate account is insulated, so that the assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct. In addition, our General Account assets are available to fund benefits under the Contracts.
         State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.
         We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See “The Accumulation Period-4. Establishment of Guaranteed Interest Rates.”)
         Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:
•	securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

•	debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody’s Investors Services, Inc. (“Moody’s”) (Aaa, Aa, A or Baa), Standard & Poor’s Corporation (“Standard & Poor’s”) (AAA, AA, A or BBB), or any other nationally recognized rating service;

•	other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody’s or Standard & Poor’s, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

•	options and futures transactions on fixed income securities.
         We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require.

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E.	The Separate Account
         We established the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) on May 29, 1981, pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.
         As a result of KILICO changing its name to ZALICO in August 2010, on November 2, 2010, ZALICO changed the name of KILICO Variable Annuity Separate Account, the separate account supporting your Contract, to ZALICO Variable Annuity Separate Account. The change in the name of the Separate Account does not change the status, duties, or obligations of the ZALICO Variable Annuity Separate Account under federal or state laws. ZALICO Variable Annuity Separate Account remains registered with the SEC as a unit investment trust and remains subject to the same duties, obligations, and restrictions under the 1940 Act and state insurance laws.
         Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.
         Twenty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.
         The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.
         The Separate Account’s financial statements appear in the Statement of Additional Information.
         The Portfolios, which sell their shares to the Subaccounts, may discontinue offering their shares to the Subaccounts. We will not discontinue a Subaccount available for investment without receiving the necessary approvals, if any, from the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the Separate Account.
F.	The Funds
         The Separate Account invests in shares of the following Funds:
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	DWS Investments VIT Funds

•	DWS Variable Series I

17

•	DWS Variable Series II
         The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Credit Suisse Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans from these arrangements. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.
         There can be no assurance that the DWS Money Market VIP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the DWS Money Market VIP Subaccount may become extremely low and possibly negative. You could lose money when invested in the DWS Money Market VIP Subaccount.
         A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.
         The following table summarizes each Fund/Portfolio’s investment objective and provides the name of each investment adviser.

Fund/Portfolio	Investment Objective and Investment Adviser
Alger Balanced Portfolio (Class I-2 Shares)	Seeks current income and long term capitalization. Investment adviser is Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio (Class I-2 Shares)	Seeks long term capitalization. Investment adviser is Fred Alger Management, Inc.
Credit Suisse Trust-International Equity Flex III Portfolio (Trust Class Shares)	Seeks capital appreciation. Investment adviser is Credit Suisse Asset Management, LLC.
Dreyfus Investment Portfolios, MidCap Stock Portfolio (Initial Share Class)	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). Investment adviser is The Dreyfus Corporation.
DWS Balanced VIP (Class A Shares)	Seeks high total return, a combination of income and capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadvisers are QS Investors, LLC and Deutsche Asset Management International GmbH (DeAMi).
DWS Blue Chip VIP (Class A	Seeks growth of capital and income. Investment adviser is

18

Shares)	Deutsche Investment Management Americas Inc. The subadviser is QS Investors, LLC.
DWS Bond VIP (Class A Shares)	Seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Capital Growth VIP (Successor to DWS Health Care VIP (Variable Series I) and DWS Technology VIP (Variable Series II)) (Class A Shares) [1]	Seeks to provide long-term growth of capital. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Core Fixed Income VIP (Class A Shares)	Seeks high current income. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Diversified International Equity VIP (Class A Shares)	Seeks capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is QS Investors, LLC.
DWS Dreman Small Mid Cap Value VIP (Class A Shares)	Seeks long-term capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Dreman Value Management L.L.C.
DWS Equity 500 Index VIP (Class A Shares) *	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Northern Trust Investments, Inc.
DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP) (Class A Shares) [2]	Seeks above-average capital appreciation over the long term. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Global Thematic VIP (Class A Shares)	Seeks long-term capital growth. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Global Thematic Partners, LLC.
DWS Government & Agency Securities VIP (Class A Shares)	Seeks high current income consistent with preservation of capital. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Growth & Income VIP (Class A Shares)	Seeks long-term growth of capital, current income and growth of income. Investment adviser is Deutsche Investment Management Americas Inc. The Subadviser is QS Investors, LLC.
DWS High Income VIP (Class A Shares)	Seeks to provide a high level of current income. Investment adviser is Deutsche Investment Management Americas Inc.
DWS International VIP (Class A Shares)	Seeks long-term growth of capital. Investment adviser is Deutsche Investment Management Americas Inc.

[1] Effective May 1, 2011, DWS Health Care VIP (DWS Variable Series I) and DWS Technology VIP (DWS Variable Series II) each merged into DWS Capital Growth VIP (DWS Variable Series I), pursuant to shareholder approval on April 11, 2011.

[2] Effective May 1, 2011, DWS Global Opportunities VIP changed its name to DWS Global Small Cap Growth VIP.

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DWS Large Cap Value VIP (Successor to DWS Strategic Value VIP) (Class A Shares)[3]	Seeks to achieve a high rate of total return. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is Deutsche Asset Management International GmbH (DeAMi).
DWS Money Market VIP (Class A Shares)	Seeks maximum current income to the extent consistent with stability of principal. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP) (Successor to DWS Mid Cap Growth VIP and to DWS Turner Mid Cap Growth VIP) (Class A Shares) [4]	Seeks long-term capital appreciation. Investment adviser is Deutsche Investment Management Americas Inc.
DWS Strategic Income VIP (Class A Shares)	Seeks a high current return. Investment adviser is Deutsche Investment Management Americas Inc. The subadviser is QS Investors, LLC.
Invesco V.I. Utilities Fund (Series I Shares)	Seeks long-term growth of capital, and, secondarily, current income. Investment adviser is Invesco Advisers, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)	Seeks to provide capital growth, with current income as a secondary goal. Investment adviser is The Dreyfus Corporation.

* “Standard & Poor’s ®,” “S&P ® ,” “S&P 500® ,” “Standard & Poor’s® 500,” “Standard and Poor’s MidCap 400 ® ,” and “500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The DWS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s® , and Standard & Poor’s ® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s statement of additional information.

         The Portfolios may not achieve their stated objective. More detailed information, including a description of risks, fees and expenses involved in investing in the Portfolios is found in the Portfolios’ prospectuses accompanying this Prospectus and in the Portfolios’ statements of additional information, available from us upon request. You should read the Portfolio prospectuses carefully.

3 Effective May 1, 2011, DWS Strategic Value VIP merged into DWS Large Cap Value VIP, pursuant to shareholder approval on April 11, 2011.
4 Effective May 1, 2011, DWS Small Cap Growth VIP changed its name to DWS Small Mid Cap Growth VIP. Also Effective May 1, 2011, DWS Mid Cap Growth VIP and DWS Turner Mid Cap Growth VIP each merged into DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP), pursuant to shareholder approval on April 11, 2011.

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G.	Selection of Funds
         The Funds or Portfolios offered through the Contracts are selected by ZALICO, and ZALICO may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser’s (and/or subadviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or Portfolio or one of its service providers (e.g., the investment adviser, administrator and/or distributor) will make payments to us in connection with certain administrative, marketing, and support services, or whether the Funds or Portfolios adviser was an affiliate. We review the Portfolios periodically and may remove a Portfolio, or limit its availability to new premiums and/or transfers of Contract Value if we determine that a Portfolio no longer satisfies one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Contract Owners.
         You are responsible for choosing to invest in the Subaccounts that, in turn, invest in the Funds or Portfolios. Your are also responsible for choosing the amounts allocated to each Subaccount that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, you should carefully consider any decisions regarding allocations of Purchase Payments and Contract Value to each Subaccount.
         In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds or Portfolios that is available to you, including each Fund or Portfolio’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund or Portfolio’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Subaccounts in which to allocate Purchase Payments or Contract Value, you should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate.
         You bear the risk that the Contract Value of your Contract may decline as a result of negative investment performance of the Subaccounts you have chosen.
         We do not provide investment advice and we do not recommend or endorse any of the particular Funds or Portfolios available as variable options in the Contract.
         Administrative, Marketing, and Support Services Fees. The Funds and Portfolios currently available for investment under the Contract do not charge 12b-1 fees.
         We may receive payments from some of the Funds’ service providers in connection with certain administrative and other services we perform and expenses we incur. The amount of the payment is based on a percentage of the assets of the particular Funds attributable to the Contract and/or to certain other variable insurance products that we issue. These percentages currently range from .085% to .25%. Some service providers pay us more than others.
         The chart below provides the current maximum percentages of fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to ZALICO
From the following Funds or	Maximum % of	From the following Funds or	Maximum % of
their Service Providers:	assets*	their Service Providers:	assets*
AIM	.25%	Dreyfus Socially Responsible Growth	.25%
Alger	.25%	DWS	.085%
Credit Suisse	.25%

*	Payments are based on a percentage of the average assets of each Fund owned by the Subaccounts available under this Contract and/or under certain other variable insurance products offered by our affiliates and us.

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         We may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds’ service providers with regard to other variable insurance products we issue. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realizes from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. Certain investment advisers or their affiliates may provide us and/or selling firms with wholesaling services to assist us in servicing the Contract, may pay us and/or certain affiliates and/or selling firms amounts to participate in sales meetings or may reimburse our sales costs, and may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation. The amounts in the aggregate may be significant and may provide the investment adviser (or other affiliates) with increased access to us and to our affiliates.
         Proceeds from these payments by the Funds or their service providers may be used for any corporate purpose, including payment of expenses that we and/or our affiliates incur in distributing and administering the Contracts, and that we incur, in our role as intermediary, in marketing and administering the underlying Portfolios. We and our affiliates may profit from these payments.
         For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of Contracts” in this Prospectus.
H.	Change of Investments
         We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Funds or Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.
         We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

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         If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.
FIXED ACCOUNT OPTION
         Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
         Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.
         We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.
THE CONTRACTS
A.	General Information.
         This Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract. The minimum additional Purchase Payment is $500 ($50 or more for IRAs). The minimum additional Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.
         Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term “Contract” refers both to certificates and to individual annuity contracts. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person.
         We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

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         During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form and sending our form back to the Service Center completed and in good order. No assignment or Beneficiary change is binding on us until we receive our form in good order. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that the assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty.
         Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant’s debts or obligations.
         You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant’s estate.
         Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.
B.	The Accumulation Period.
1.	Application of Purchase Payments.
         You select how to allocate your Purchase Payments among the Subaccount(s), Guarantee Periods, and/or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as next computed after we receive the Purchase Payment in good order at the Service Center or the bank we have designated to receive Purchase Payments (“the bank”). Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central Time on each day that the New York Stock Exchange (“NYSE”) is open for trading. Purchase Payments that we receive at the Service Center in good order after 3:00 p.m. Central Time will be priced using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE. Electronic payments received by wire or through electronic credit or debit transactions at the bank in good order after 3:00 p.m. Central Time will be priced using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE. Please contact the Service Center for wiring instructions or instructions on automatic electronic debiting.
         Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them in good order at the Service Center or the bank. Upon receipt of a Purchase Payment in good order, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as next computed after we receive the Purchase Payment.
         Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.
         The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Withdrawal Charge, the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (See “CONTRACTS ISSUED BEFORE NOVEMBER

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12, 2001”). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.
2.	Accumulation Unit Value.
         Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.
         The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.
         Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.
         The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:
         (a divided by b) minus c, where:
“a” is:
•	the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;
“b” is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and
“c” is the factor representing asset-based charges (the mortality and expense risk and administration charges).
3.	Guarantee Periods of the MVA Option.
         You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.
         The following example illustrates how we credit Guarantee Period interest.

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EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

Purchase Payment	$40,000.00
Guarantee Period	5 Years
Guaranteed Interest Rate	3.00% Effective Annual Rate

	Interest Credited	Cumulative Interest
Year	During Year	Credited
1	$1,200.00	$1,200.00
2	1,236.00	2,436.00
3	1,273.08	3,709.08
4	1,311.27	5,020.35
5	1,350.61	6,370.96
         Accumulated value at the end of 5 years is:
$40,000.00 + $6,370.96 = $46,370.96
         Note: This example assumes that no withdrawals or transfers are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.
         The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more than those shown.
         At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within 30 days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by calling the Service Center or by mailing us written notice in good order. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the Guarantee Period amount available for annuitization will be subject to Market Value Adjustments and may be subject to Withdrawal Charges. In a rising interest rate environment, the Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. (See “Market Value Adjustment” and “Withdrawal Charge” below.)
         The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.
         You may call or write us at the Service Center for the new Guaranteed Interest Rates.
4.	Establishment of Guaranteed Interest Rates.
         We declare the Guaranteed Interest Rates for each of the durations of Guarantee Periods from time to time at our discretion. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See “Market Value Adjustment” below.)

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         We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See “The MVA Option”.) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.
         We make the final determination of the Guaranteed Interest Rates to be declared. We cannot predict or guarantee the level of future Guaranteed Interest Rates.
5.	Contract Value.
         On any Valuation Date, Contract Value equals the total of:
•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your Accumulated Guarantee Period Value in the MVA Option, plus

•	your interest in the Fixed Account.
6.	Transfers During the Accumulation Period.
         During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:
•	the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

•	the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

•	transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts;

•	transfers from the Fixed Account may be made one time during the Contract Year during the 30 days following an anniversary of a Contract Year; and

•	transfer requests we receive must be in good order.
         We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within 30 days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.
         We will make transfers pursuant to your mailed, faxed or telephone instructions that specify in detail the requested changes and are in good order. Transfers involving a Subaccount are based upon the Accumulation Unit values, as next calculated after we receive transfer instructions in good order at the Service Center. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions you give to us in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.
         Mail, Fax, and Telephone Access. You may request transfers in writing by mailing your request (in good order) to our Service Center, or by faxing your request (in good order) to our Service Center at

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1-864-609-3962. You may also request transfers by telephone by calling our Service Center at 1-800-449-0523 and providing us with all required information.
         Website Access. You may request transfers through our website. Our website address at www.zurichamericanlifeinsurance.com (formerly www.kemperinvestors.com) is available 24 hours a day. Our website will allow you to request transfers among the Subaccounts, Fixed Account, and the Guarantee Periods and inquire about your Contract. To use the website for access to your Contract information or to request transfers, you must enter your Contract number and Personal Identification Number (PIN), which you can obtain from our Service Center.
         Pricing of Transfers. We will price any transfer request that we receive in good order at the Service Center (by mail, fax, or telephone) or through our website address before the NYSE closes for regular trading (usually, 3:00 p.m. Central Time) using the Accumulation Unit values next determined at the end of that regular trading session of the NYSE.
         And we will price any transfer request that we receive in good order at the Service Center (by mail, fax, or telephone) or through our website after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE.
         E-mail Access. Currently, we do not allow transfer requests or withdrawals by e-mail. You may e-mail us through our website to request an address change or to inquire about your Contract. Please identify your Contract number in any transaction request or correspondence sent to us by e-mail.
         Limitations on Transfers. The following transfers must be requested through standard first-class United States mail and must have an original signature:
•	transfers in excess of $250,000, per Contract, per day, and

•	transfers into and out of the Credit Suisse Trust-International Equity Flex III, the DWS Global Thematic VIP, the DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP), the DWS International VIP or the DWS Diversified International Equity VIP Subaccounts in excess of $50,000, per Contract, per day.

         These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Funds or Portfolios.
         We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.
         Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.
         Additional Telephone, Fax, and Online Access Rules and Conditions. We will employ reasonable procedures to confirm that telephone, fax, e-mail and website instructions are genuine. Such procedures may include confirming that instructions are in good order, requiring forms of personal identification prior to acting upon any telephone, fax, e-mail and website instructions, providing written

28

confirmation of transactions to you, and/or tape recording telephone instructions and saving fax, e-mail and website instructions received from you. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures that are designed to limit unauthorized use of the telephone, fax, e-mail and website privileges. Therefore, you bear the risk of loss in the event of a fraudulent telephone, fax, e-mail and website request.
         In order to access our website or our automated customer response system, you will need to obtain a PIN by calling into the Service Center. You should protect your PIN, because the automated customer response system will be available to your representative of record and to anyone who provides your PIN. We will not be able to verify that the person providing electronic instructions is you or authorized by you.
         We cannot guarantee that our telephone, fax, e-mail and website services will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone or fax service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of requests is unusually high, we might not be able to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or correspond in writing to our mailing address.
         Transfer requests made in writing, by phone, by fax, or through our website must comply with our transfer provisions stated in this Prospectus. Any transfer requests that are not in good order or are not in compliance with these provisions will not be considered received at our Service Center. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone, fax, and website transfer privilege) at any time, for any class of Contracts, for any reason.
         Third Party Transfers. If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the variable options available for transfer under third party authorizations.
         Automatic Account Rebalancing. You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. Your election to participate in the automatic asset reallocation program must be in writing on our form and returned to us in good order.
7.	Policy and Procedures Regarding Disruptive Trading and Market Timing.
         Statement of Policy. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a Subaccount in a short period of time, or transfers of large amounts at one time (“Disruptive Trading”).
         Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract Owners, for the underlying Portfolios, and for other persons who have material rights under the Contract, such as insureds and beneficiaries. These risks and harmful effects include:

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•	dilution of the interests of long-term investors in a Subaccount if market timers manage to transfer into an underlying Portfolio at prices that are below the true value or to transfer out of the underlying Portfolio at prices that are above the true value of the underlying Portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); and

•	reduced investment performance due to adverse effects on Portfolio management by:

o	impeding a Portfolio manager’s ability to sustain an investment objective;

o	causing the underlying Portfolio to maintain a higher level of cash than would otherwise be the case; or

o	causing an underlying Portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying Portfolio; and

o	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.
         Policy Against Disruptive Trading. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading in the Contract. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures.
         Do not invest with us if you intend to engage in market timing or potentially Disruptive Trading.
         For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging.
         Detection. We monitor the transfer activities of Owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract Owners or intermediaries acting on their behalf.
         In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying Portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying Portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying Portfolios.
         As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying Portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in a underlying Portfolio.
         Deterrence. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.

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         We will accept the following transfers only if the order is sent to us with an original signature and by first class U.S. Mail:
•	transfers in excess of $250,000 per Contract, per day; and

•	transfers in excess of $50,000 per Contract, per day, into or out any of the following Subaccounts:

o	Credit Suisse Trust-International Equity Flex III,

o	DWS Global Thematic VIP,

o	DWS Global Small Cap Growth VIP (formerly DWS Global Opportunities VIP),

o	DWS International VIP, or

o	DWS Diversified International Equity VIP.
         If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.
         If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through first class U.S. Mail with an original signature. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
         To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:
•	terminate all telephone, website, email or fax transfer privileges;

•	limit the total number of transfers;

•	place further limits on the dollar amount that may be transfer;

•	require a minimum period of time between transfers; or

•	refuse transfer requests from intermediaries acting on behalf of you.
         Our ability to impose these restrictions in order to discourage market timing and other forms of Disruptive Trading may be limited by provisions of your Contract. As a result, to the extent the provisions of your Contract limit our actions, some Contract Owners may be able to market time through the Contract, while others would bear the harm associated with the timing.
         We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying Portfolio’s operations, (2) if an underlying Portfolio would reject or has rejected our purchase order, or has instructed us not to allow that purchase or transfer, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying Portfolio refuses or reverses our order; in such instances some Contract Owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.
         In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees,

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imposed by any underlying Portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying Portfolios.
         Under our current policies and procedures, we do not:
•	impose redemption fees on transfers;

•	expressly limit the number, size or frequency of transfers in a given period (except for certain Subaccounts listed above where transfers that exceed a certain size are prohibited); or

•	allow a certain number of transfers in a given period.
         Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.
         Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing and other Disruptive Trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contact Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the Subaccounts available under the Contract, there is no assurance that we will be able to deter or detect market timing or Disruptive Trading by such Contract Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or Disruptive Trading may be limited by decisions of state regulatory bodies and court order which we cannot predict.
         We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the underlying Portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract Owners.
         Underlying Portfolio Frequent Trading Policies. The underlying Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying Portfolios and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.
         You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying Fund or principal underwriter that obligates us to provide the Fund, upon written request, with information about you and your trading activities in the Fund’s Portfolios. In addition, we are obligated to execute instructions from the Funds that may require us to restrict or prohibit your investment in a specific Portfolio if the Fund identifies you as violating the frequent trading policies that the Fund has established for that Portfolio.

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         If we receive a premium payment from you with instructions to allocate it into a Fund that has directed us to restrict or prohibit your trades into the Fund, then we will request new allocation instructions from you. If you request a transfer into a Fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.
         Omnibus Order. Contract Owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
8.	Withdrawals During the Accumulation Period.
         You may redeem some or all of the Contract Value, subject to any applicable Market Value Adjustment and minus any Withdrawal Charge. In a rising interest rate environment, the Market Value Adjustment could result in a substantial downward adjustment to your Contract Value.
         Withdrawals will have tax consequences. (See “Federal Tax Considerations.”) A withdrawal of the entire Contract Value is called a surrender.
         In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:
•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.
         See “Contract Charges and Expenses-Withdrawal Charge” for a discussion of the charges we deduct from partial withdrawals and surrenders.
         If your Contract Value is allocated to more than one Subaccounts, you must specify the Subaccount(s) from which you want us to take the partial withdrawal. If you do not specify the Subaccount(s), we will redeem Accumulation Units on a pro rata basis from all Subaccount(s) in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.
         Partial withdrawals are subject to the following:
•	Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

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•	The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the variable option(s) from which withdrawal is requested.

•	You must leave at least $500 in each Subaccount from which the withdrawal is requested, unless the total value is withdrawn.
         A request to withdraw shall be made in writing (in good order) to us at the Service Center and should be accompanied by the Contract if surrender is requested. You may request a surrender or partial withdrawal in writing by mailing your request (in good order) to our Service Center, or by faxing your request (in good order) to our Service Center at 1-864-609-3962.
         Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. We will price any partial withdrawal or surrender request that we receive in good order at the Service Center before the NYSE closes for regular trading (usually 3:00 p.m. Central Time) using the Accumulation Unit values next determined at the end of that regular trading session of the NYSE. We will price any partial withdrawal or surrender request that we receive in good order at the Service Center after the NYSE closes for regular trading (usually 3:00 p.m. Central Time), using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE. The Withdrawal Value attributable to the Subaccounts is paid within seven days after we receive the request. However, we may suspend withdrawals or delay payment:
•	during any period when the New York Stock Exchange is closed,

•	when trading in a Fund or Portfolio is restricted or the SEC determines that an emergency exists, or

•	as the SEC by order may permit.
         If, pursuant to SEC rules, the DWS Money Market VIP Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the DWS Money Market VIP Sub-account until the Portfolio no longer suspends such payments.
         For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.
         Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, your Contract, and transactions under your Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. (See “Federal Tax Considerations.”)
         A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

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         Other types of Qualified Plan Contracts also may be subject to withdrawal restrictions under the Code or the terms of the Qualified Plan. You should consult your tax adviser and your plan sponsor regarding such restrictions. To the extent that you request a transaction with respect to your Qualified Plan Contract that requires us to share confidential information about you in order to comply with the rules under the Code or the plan governing your Qualified Contract, you consent to such information sharing by requesting the transaction.
9.	Market Value Adjustment.
         Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. We calculate and apply the Market Value Adjustment before we calculate and deduct the Withdrawal Charge.
         The Market Value Adjustment reflects the relationship between (a) the currently established interest rate (“Current Interest Rate”) for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.
         Please be aware that Market Value Adjustments are sensitive to changes in interest rates. If you withdraw money from a Guarantee Period before its term has expired, and during a period of rising interest rates, you likely will be assessed a negative Market Value Adjustment. In times of rising interest rates, the negative Market Value Adjustment could result in a substantial downward adjustment to your Contract Value. Before you take a withdrawal from a Guarantee Period, you should know its expiration date, and ask the Service Center to calculate whether a Market Value Adjustment will apply and how much it will be.
         MVA Endorsement Adding the MVA Floor. Effective April 1, 2005 (the “Effective Date”), we amended your Contract or certificate by putting a “floor” on the Market Value Adjustment feature and increasing the Guaranteed Interest Rate to 3% on all Guarantee Period Values. For this to occur, we issued an endorsement to your Contract or certificate (the “MVA Endorsement”).
         The MVA Endorsement enhanced the MVA formula for your Contract by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after the Effective Date of the MVA Endorsement. The “floor” ensures that, regardless of any changes in interest rates, if you withdraw or transfer money from a Guarantee Period before it expires and after the Start Date, then you will receive a return on your Guarantee Period Value as of the Start Date (before any deductions for Contract charges) that will not be less than the Contract’s new minimum Guaranteed Interest Rate of 3% per annum. The Start Date is the later of the Effective Date of the MVA Endorsement or the beginning of a new Guarantee Period.
         In applying the MVA formula, each amount allocated to a different Guarantee Period or allocated at different times will be considered separately.
         The specific terms of this change to your Contract are described in the MVA Endorsement.
         As a result of the issuance of the MVA Endorsement, the interests under the Contract relating to the MVA Option are no longer securities registered under the Securities Act of 1933.

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         The Market Value Adjustment (MVA) uses this formula:

Where:
“I” is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,
“J” is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and
“t” is the number of days remaining in the Guarantee Period.
         Any downward Market Value Adjustment is limited by the MVA “floor” described above.
         For an illustration of the new “floor” on a downward Market Value Adjustment, as well as an upward Market Value Adjustment, see Appendix A.
10.	Guaranteed Death Benefit.
         We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:
•	the Owner, or a joint owner, dies,

•	the Annuitant dies with no living contingent annuitant, or

•	the contingent annuitant dies after the Annuitant.
         Each Beneficiary or contingent beneficiary will bear the investment risk (i.e., receive any gains or bear any losses) on investments held in the Subaccounts until the payment of the death benefit. The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable.
         If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:
•	Contract Value,

•	Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased’s age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

•	the greatest anniversary value before death.
         The greatest anniversary value equals:
•	the highest of the Contract Values on each Contract anniversary prior to the deceased’s age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.

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         We pay Contract Value to the Beneficiary if an Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death benefit proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below. The death benefit must be distributed within five years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.
         Note: The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the Federal Defense of Marriage Act, or any other applicable Federal law. Under current Federal law, a prospective or current Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse.
         For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner’s surviving spouse (as defined under Federal law) (or the Annuitant’s surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a death benefit distribution.
         The spouse will become the successor Owner of the Contract subject to the following:
•	The Contract Value will be increased to reflect the amount of the death benefit. The difference will be credited to the DWS Money Market VIP Subaccount.

•	No Withdrawal Charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner’s death are subject to Withdrawal Charges.

•	Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.
         The above option is subject to availability of this feature in your state.
         As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the death benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.
CONTRACT CHARGES AND EXPENSES
         This section describes the charges and deductions that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under the Contract may result in a profit to us.
         We deduct the following charges and expenses:
•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	Withdrawal Charge,

•	Guaranteed Retirement Income Benefit Rider Charge, if any,

•	transfer charge,

•	investment management fees and other expenses, and

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•	applicable state premium taxes.
         Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.
A.	Charges Against The Separate Account.
1.	Mortality and Expense Risk Charge.
         We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur. If you annuitize the Contract on a variable basis, we will continue to assess a daily Mortality and Expense Risk Charge at an annual rate of 1.25% against the assets you hold in the Separate Account.
         The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See “Guaranteed Death Benefit”, above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.
         We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.
2.	Administration Charge.
         We assess each Subaccount a daily administration charge at a rate of 0.15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract. If you annuitize the Contract on a variable basis, we will continue to assess a daily Administration Charge at an annual rate of 0.15% against the assets you hold in the Separate Account.
3.	Records Maintenance Charge.
         We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:
•	at the end of each Contract Year,

•	on Contract surrender, and

•	upon annuitization.
         However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.
         This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

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         The Records Maintenance Charge is assessed equally among all Subaccounts in which you have an interest.
4.	Withdrawal Charge.
         We deduct a Withdrawal Charge to cover Contract sales expenses, including commissions and other promotion and acquisition expenses.
         Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:
•	the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

•	10% of the Contract Value.
         If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	7%
Second	6%
Third	5%
Fourth	5%
Fifth	4%
Sixth	3%
Seventh	2%
Eighth and following	0%
         Purchase Payments are deemed surrendered in the order in which they were received.
         When a withdrawal is requested in good order, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.
         Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”)
         Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:
•	after you have been confined in a hospital or skilled health care facility for at least 30 days and you remain confined at the time of the request;

•	within 30 days following your discharge from a hospital or skilled health care facility after a confinement of at least 30 days; or

•	if you or the Annuitant become disabled after the Contract is issued and before age 65.
         Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

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         The Withdrawal Charge compensates us for Contract distribution expenses, which include the payment of on-going trail commissions to selling firms (See “Distribution of Contracts”). Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. We may use our general assets to pay distribution expenses. Those assets may include proceeds from the mortality and expense risk charge.
         The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See “The Annuity Period-Annuity Options” for a discussion of the Annuity Options available.
5.	Optional Guaranteed Retirement Income Benefit (“GRIB”) Rider Charge.
         If you have selected the GRIB rider and it is in force, we will deduct an annual charge of 0.25% of Contract Value for this rider. We deduct a prorata portion of the charge on the last business day of each calendar quarter. This quarterly charge is deducted from each Subaccount, each Guarantee Period and the Fixed Account in which you have value based on the proportion that the value you have in each account bears to your total Contract Value. If the GRIB rider is not exercised by the Annuitant’s age 91, the GRIB terminates without value on that date. Contract Owners must exercise the GRIB rider no later than the Contract anniversary before the Annuitant’s age 91. We do not charge for this rider after the Annuitant’s 91st birthday. We do not assess the GRIB Charge after you annuitize your Contract.
6.	Transfer Charge.
         We currently allow you to make unlimited transfers without charge. We reserve the right to assess a transfer fee of $25 for the thirteenth and each subsequent transfer during a Contract Year.
7.	Investment Management Fees and Other Expenses.
         Each Fund or Portfolio’s net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See “Summary of Expenses.”) For 2010, total annual investment management fees and expenses for the Funds and Portfolios offered through the Contracts ranged from 0.33% to 2.43% of average daily Portfolio assets. Further detail is provided in the attached prospectuses for the Funds or Portfolios and the Portfolios’ or Funds’ statements of additional information.
         Redemption Fees. A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each Fund or Portfolio’s redemption fee, see the Fund or Portfolio prospectus.
8.	State and Local Government Premium Taxes.
         Certain state and local governments impose a premium tax of up to 3.5% of Purchase Payments which, depending on the state, is paid by us at the time we receive a Purchase Payment from you or at the time you annuitize your Contract. If you live in a state where we pay premium tax at the time we receive a Purchase Payment from you (Maine, South Dakota, West Virginia, and Wyoming), we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your

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Purchase Payment. If you live in a state where we pay premium tax when you annuitize your Contract (California and Nevada), we will deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract. In no event will this deduction for premium tax exceed the amount of your Contract Value at the time of annuitization. The charge we deduct for premium tax will never exceed the amount of premium tax we have paid to your state on your Purchase Payments. See “Appendix A-State and Local Government Premium Tax Chart” in the Statement of Additional Information.
9.	Exceptions.
         We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.
         We may also reduce or waive charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administration charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. We may also reduce or waive charges and/or credit additional amounts on Contracts issued to:
•	employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with Synergy Investment Group, LLC (“Synergy”), and

•	officers, directors and employees (and their families) of ZALICO, DWS Investments VIT Funds, and DWS Variable Series I and II, their investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

         Reductions in these charges will not unfairly discriminate against any Owner.
THE ANNUITY PERIOD
         Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten years after the Date of Issue. However, annuitization will be delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.
         You may elect to receive annuity payments on a fixed or variable basis, or a combination. Keep in mind that, on the Annuity Date, any of your Contract Value being held in the Fixed Account or allocated to a Guarantee Period will be annuitized on a fixed basis. (The MVA Option is not available during the Annuity Period.) Any of your Contract Value being held in the Separate Account will be annuitized on a variable basis. If you annuitize on a variable basis, we will assess a daily mortality and expense risk charge and an administration charge at an annual rate of 1.40% against your assets invested in the Separate Account.

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         Special annuitization rules apply if you purchased the GRIB rider. (See “CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001” below.)
A.	Annuity Payments.
         Annuity payments are based on:
•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).
         Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. If you annuitize under Option 1 for a period of less than 5 years, your annuity payments will be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)
B.	Annuity Options.
         You may elect one of the Contract’s Annuity Options. You may decide at any time (subject to the provisions of your retirement plan, if applicable, and state variations) to begin annuity payments before the Annuitant’s 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If you do not elect an Annuity Option, we will make monthly annuity payments in accordance with Option 3 below with a ten year period certain. Generally, annuity payments are made in monthly installments. However, you must select a payment frequency that results in an annuity payment of at least $50. If the amount falls below $50, we have the right to change the payment frequency to bring the annuity payment up to at least $50.
         The amount of periodic annuity payments may depend upon:
•	the Annuity Option selected;

•	the age and sex of the Annuitant; and

•	the investment experience of the selected Subaccount(s).
         For example:
•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.
         The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment

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performance, it is likely you will receive a higher periodic payment, and conversely, you will likely receive a lower periodic payment if you participate in Subaccounts with lower investment performance.
         If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:
•	Option 2, or

•	Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).
         If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The death benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.
         For Qualified Plan Contracts, the period certain elected cannot be longer than the Owner’s life expectancy, in order to satisfy minimum required distribution rules.
         Option 1—Income for Specified Period.
         Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the mortality and expense risk and administration charge.
         If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments calculated as of the date we receive your request in good order at the Service Center.
         Option 2—Life Income.
         Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant’s death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.
         Option 3—Life Income with Installments Guaranteed.
         Option 3 provides an annuity payable monthly during the Annuitant’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.
         Option 4—Joint and Survivor Annuity.
         Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant’s death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant’s death without regard to the number or total amount of payments received.

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C.	Transfers During the Annuity Period.
         During the Annuity Period, the Annuitant may, by sending a written request (in good order) to the Service Center, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:
•	Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

•	Transfers are not allowed from the Fixed Account to the Subaccounts.
         A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.
         A payee may not have more than three Subaccounts after any transfer.
         You may request transfers in writing by mailing your request (in good order) to our Service Center, or by faxing your request (in good order) to our Service Center at 1-864-609-3962.
D.	Annuity Unit Value Under Variable Annuity.
         Annuity Unit value is determined independently for each Subaccount.
         Annuity Unit value for any Valuation Period is:
•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.
         The net investment factor for a Subaccount for any Valuation Period is:
•	the Subaccount’s Annuity Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

•	the Subaccount’s Annuity Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.
E.	First Periodic Payment Under Variable Annuity.
         When annuity payments begin, the value of your Contract interest is:
•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

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•	any applicable premium taxes and Withdrawal Charges.
         The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value (or GRIB base, if applicable), after the deduction of any Withdrawal Charges and any premium taxes from Contract Value (or the GRIB base, if applicable).
         A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.
F.	Subsequent Periodic Payments Under Variable Annuity.
         Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.
G.	Fixed Annuity Payments.
         Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.
H.	Death Benefit Proceeds.
         If the Annuitant dies after the Annuity Date while the Contract is in force, the death benefit proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)
I.	GRIB Rider.
         If you purchased a GRIB rider with your Contract, additional annuitization rights apply. (See “CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001” below.)
FEDERAL TAX CONSIDERATIONS
         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other income tax or other tax laws, any state and local estate or inheritance tax, or other tax consequences or ownership or receipt of distribution under a Contract.
         We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify.
         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.
         If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, or in connection with a qualified employer-sponsored pension or profit sharing plan or eligible

45

deferred compensation plan, your Contract is called a Qualified Plan Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Plan Contract.
         We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract’s accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Plan Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the taxpayer reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

A.	Taxation of Non-Qualified Plan Contracts

         Non-Natural Person. If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the Purchase Payments or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
         The following discussion generally applies to Contracts owned by natural persons.
         Withdrawals. When a withdrawal from a Non-Qualified Plan Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Plan Contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.
         If the Contract includes the GRIB rider and it is in force, and the Guaranteed Retirement Income base is greater than the Contract Value, it is possible that the IRS could take the view that the “income on the contract” is a greater amount than would otherwise be the case. This could result in a larger amount being included in gross income in connection with a partial withdrawal, assignment, pledge, or other transfer.
         There is also some uncertainty regarding the treatment of the MVA for purposes of determining the income on the Contract. Resolution of the uncertainty could result in the income on the Contract being a greater (or lesser) amount.
         Penalty Tax on Certain Withdrawals. In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of an owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

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         Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Plan Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
         Annuity Payments. Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.
         With respect to a Contract issued with the GRIB rider, the annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the Federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the Internal Revenue Service (“IRS”) could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.
         Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.
         Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.
         Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.
         Withholding. Annuity distributions are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
         Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable withdrawal occurs.
         Rider Charges. It is possible that the IRS may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should

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be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.
B.	Taxation of Qualified Plan Contracts
         The tax rules that apply to Qualified Plan Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Plan Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Plan Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. Qualified Plan Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.
         1. Qualified Plan Types
         Individual Retirement Annuities (IRAs). IRAs, as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $5,000 for 2011 ($6,000 if age 50 or older by the end of 2011) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract has been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the IRS. Such approval by the IRS is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.
         SIMPLE IRAs. Simple IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.
         Roth IRAs. Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in the Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax based on the fair market value of the IRA. In some cases, the fair market value of a Qualified Plan Contract purchased as an IRA may exceed the Contract Value, such as where the Qualified Plan Contract has an enhanced death benefit or was issued with the GRIB rider. In such cases, a conversion of the IRA to a Roth IRA may result in higher taxes than a surrender of the Contract. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in

48

which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.
         SEP IRAs. SEP IRAs, as described in Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.
         Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh”, permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. The Code also restricts when amounts can be distributed from Qualified Plan Contracts that are issued in connection with such retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all requirements applicable to such benefits prior to transferring the Contract. Other rules and limitations also may apply to such Qualified Plan Contracts under the Code and the retirement plans governing the Contracts. In addition, a 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. Employers intending to use the Contract in connection with such plans should seek competent advice.
         Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.
         Generally, a 10% penalty tax applies to distributions made before age 59 1/2, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:
•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

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         These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account, as permitted by law.) Additional restrictions may be imposed by the plan sponsor. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request from an existing 403(b) contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes unless it meets certain conditions set forth in the Code. In addition, in some cases involving rollovers to such Contracts, distributions from the Contracts may be subject to a 10% penalty tax unless an exception applies. Under a non-governmental plan, all investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.
         2. Withdrawals
         In the case of a withdrawal under a Qualified Plan Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Plan Contract can be zero.
         3. Direct Rollovers
         If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:
•	Hardship distributions,

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for ten years or more which are part of a “series of substantially equal periodic payments.”

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         Under these requirements, Federal income tax equal to 20% of the taxable eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, (i) you (or your spouse or former spouse as a beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) your non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.
         As indicated above, any distribution that is a minimum distribution required under Code section 401(a)(9) is not an eligible rollover distribution. There is some uncertainty regarding how the minimum distribution requirements apply to a Qualified Plan Contract issued with a GRIB rider. As a result, you should consult your tax adviser regarding the interaction between the minimum distribution requirements and the eligible rollover distribution requirements in the context of a Qualified Contract issued with a GRIB rider, including in connection with any lump sum payment after annuity income payments have commenced under the GRIB rider.
C.	Tax Status of the Contracts
         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
         Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
         Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying portfolio assets of the variable account.
         Required Distributions from Non-Qualified Plan Contracts. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Plan Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the

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Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.
         The Non-Qualified Plan Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
         Required Distributions from Qualified Plan Contracts. Qualified Plan Contracts are subject to special rules governing the time at which distributions must begin and the amount that must be distributed each year. In the case of IRAs, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. For other types of Qualified Plan Contracts, minimum distributions generally must commence by April 1 following the later of (1) the calendar year the owner attains age 70 1/2, and (2) the calendar year in which the owner retires. In general, periodic distributions in the form of annuity payments will satisfy the minimum distribution rules only if they meet certain requirements in the regulations under Code section 401(a)(9), including that the annuity payments be nonincreasing and made at least annually over a period permitted in the regulations. Annuity payments generally must meet these requirements even if they commence earlier than otherwise required under the Code.
         If you purchased a Qualified Plan Contract with a GRIB rider, you should consult a tax adviser about the implications under the minimum distribution requirements of Code section 401(a)(9). For example, prior to the date a Qualified Plan Contract is “annuitized,” the amount of each annual required minimum distribution is determined by dividing the entire interest in the Contract by the applicable distribution period determined under IRS regulations. For this purpose, the entire interest in the Qualified Plan Contract includes the amount credited under the Contract (i.e., the Contract Value), plus the “actuarial present value” of any additional benefits provided under the Contract (such as certain enhanced death benefits or GRIB values). As a result, your required minimum distribution could be significantly larger than it would be absent such additional benefits, and could even exceed your Contract Value. Only the Contract Value is available for withdrawal from a Qualified Plan Contract that has not been annuitized. If the Contract Value is insufficient to support a required minimum distribution from a Qualified Plan Contract, it is possible that the minimum distribution requirements will not be met.
         In addition, if you annuitize a Qualified Plan Contract by exercising the GRIB rider, and later elect to receive a lump sum payment in lieu of some or all of the future guaranteed installments, it is possible that the remaining annuity installments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider. (See “C. Commutable Annuitization Option” below.)
         If the Qualified Plan Contract is an IRA or tax-sheltered annuity, there may be circumstances in which you can satisfy the minimum distribution requirements for the Qualified Plan Contract by taking a distribution from another IRA or tax-sheltered annuity, respectively, that you own. You should consult your tax adviser regarding the availability of this rule in your particular circumstances.
         A failure to satisfy the minimum distribution requirements with respect to a Qualified Plan Contract may result in a 50% excise tax and could cause the Qualified Plan to violate the Code provisions governing its “qualified” status. In light of these potential tax consequences and the uncertainty as to how the minimum distribution requirements apply to a Qualified Plan Contract in certain circumstances, you should consult a tax adviser to ensure that those requirements are satisfied with respect to your Qualified Plan Contract.

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FEDERAL INCOME TAX WITHHOLDING
         We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.
A.	Other Tax Issues
         Qualified Plan Contracts have minimum distribution rules that govern the timing and amount of distributions. Those rules are described generally above, but you should consult a tax adviser for more information about how they apply to your Qualified Plan Contract, particularly in connection with enhanced death benefits and the GRIB rider.
         Distributions from Qualified Plan Contracts generally are subject to withholding for the owner’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect to not have tax withheld from distributions other than eligible rollover distributions.
B.	Our Taxes
         At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.
         Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
C.	Federal Estate Taxes
         While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. You should consult an estate planning adviser for more information.
D.	Generation-Skipping Transfer Tax
         Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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E.	Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

         The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5,000,000 and reduces the generation-skipping transfer tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.
         The estate, gift, and generation-skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter the provisions will sunset, and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.
         The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
F.	Medicare Tax
         Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax adviser for more information.

G.	Federal Defense of Marriage Act

         The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and/or for any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this Contract will not be available to such partners or same-sex marriage spouses. Consult a tax adviser for more information on this subject.

H.	Annuity Purchases by Residents of Puerto Rico

         The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States Life Insurance Company is U.S.-source income that is generally subject to United States Federal income tax.

I.	Annuity Purchases by Nonresident Aliens and Foreign Corporations

         The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S.

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citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

J.	Foreign Tax Credits

         We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under federal tax law.

K.	Possible Tax Law Changes

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
         We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER
         We cannot process your instructions to effect a transaction relating to the Contract until we have received your instructions in good order at our Service Center or at our website, as appropriate. “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or by telephone or electronically, as appropriate), along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) that we require in order to effect the transaction. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.
SIGNATURE GUARANTEES
         Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person’s money by forging a signature on a written request for the disbursement of funds.
         As a protection against fraud, we require a Medallion signature guarantee for any disbursement to another carrier in connection with the exchange of one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.
         An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:
•	national and state banks;

•	savings banks and savings and loan associations;

•	securities brokers and dealers; and

•	credit unions.

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         The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
         A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.
DISTRIBUTION OF CONTRACTS
         Distribution and Principal Underwriting Agreement. Synergy Investment Group, LLC (“Synergy”) currently serves as principal underwriter for the Contracts. Synergy’s home office is located at 8320 University Executive Park Drive, Suite 112, Charlotte, NC 28262. Synergy is not affiliated with ZALICO. Synergy is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Synergy is a member of the Securities Investor Protection Corporation.
         Until April 1, 2010, Investors Brokerage Services, Inc. (“IBS”), located at 1707 North Randall Road, Suite 310, Elgin, IL 60123-9409, served as principal underwriter for the Contracts. Effective April 1, 2010, ZALICO entered into an Amendment of Distribution Agreement with IBS under which IBS’s role as principal underwriter for the Contracts was terminated. Simultaneously, IBS and Synergy entered into an Assignment of Selling Agreements, whereby IBS assigned all selling group agreements pertaining to the Contracts to Synergy.
         The Contracts are no longer offered for sale to the public.
         Special Compensation Paid to the Principal Underwriter. We pay compensation to Synergy in the amount of $3,500.00 per month to compensate it for serving as principal underwriter for the Contracts.
         Compensation to Broker-Dealers Selling the Contracts. The Contracts were offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws. The selling firms originally entered into written selling agreements with IBS; IBS assigned those selling agreements to Synergy on April 1, 2010. We pay commissions directly to certain selling firms for their past sales of the Contracts.
         The selling firms that have selling agreements with Synergy are paid, and those that had selling agreements with IBS were paid, commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission paid to selling firms is 6.75% of additional Purchase Payments, plus a trail commission option of up to 1.00% of additional Purchase Payments paid quarterly on Purchase Payments that have been held in the Contract for at least twelve months.
         With respect to Contracts issued on or after April 20, 2000 with the GRIB rider, annuitization compensation of 2% is paid on Contracts that are seven years old or older and that are annuitized for a period of five or more years. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase and annuitization of a Contract.
         Additional Compensation Paid to Selected Selling Firms. We have paid and may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing

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programs based on past sales of the Contracts and other criteria in order to receive enhanced marketing services and increased access to their sales representatives. In addition to access to their distribution network, such selling firms have received separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provided to us. These special compensation arrangements were not offered to all selling firms and the terms of such arrangements differed between selling firms.
         We had entered into such “preferred product” arrangements with the following selling firms: AG Edwards; CSN Insurance Agency; Compass Bancshares Insurance Agency, FL; Compass Brokerage Inc.; PFIC; ABN AMRO; WM Financial Services, Inc.; Michigan National Bank; and Standard Investment Services.
         The amounts paid during 2010 to such selling firms under such arrangements ranged from 25 to 75 basis points of Contract Value, equivalent to from $25.00 to $75.00 on a $10,000 investment.
         During the last fiscal year, we paid the following selling firms the amounts shown below in addition to sales commissions.

Name of Firm and Principal	Aggregate Amount Paid
Business Address	During Last Fiscal Year

WS Insurance Services LLC (Formerly AG Edwards) 1 North Jefferson Suite 960 St. Louis, Missouri 63103	$3,238.85

         No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions and other incentives or payments we pay in connection with the distribution of the Contracts. However, we intend to recoup commissions and other sales expenses and incentives we pay through the fees and charges we deduct under the Contract and through other corporate revenue.
         You should be aware that any selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. As such, they may be inclined to favor or disfavor one product over another due to differing rates of compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.
VOTING RIGHTS
         Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.
         A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.
         Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable

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Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.
REPORTS TO CONTRACT OWNERS AND INQUIRIES
         After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account option and to the Guarantee Period Value. In addition, if you transfer amounts among the variable options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio.
         You may direct inquiries to the selling agent or may contact the Service Center.
DOLLAR COST AVERAGING
         Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form in good order at least five business days before the transfer date.
         The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.
         Dollar Cost Averaging ends if:
•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer (the remaining amount is transferred),

•	we receive the Owner’s written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.
         If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.
         Dollar Cost Averaging is not available during the Annuity Period.
SYSTEMATIC WITHDRAWAL PLAN
         We offer a Systematic Withdrawal Plan (“SWP”) allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts

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based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you submit a written request (in good order) to the Service Center for a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.
EXPERTS
         The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years ended December 31, 2010 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations — Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and Contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the statement of changes in Contract owners’ equity for each of periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL PROCEEDINGS
         ZALICO has been named as defendant in certain lawsuits incidental to our insurance business. Our management believes that the resolution of these various lawsuits will not result in any material adverse effect on the Separate Account, on our consolidated financial position, or on our ability to meet our obligations under the Contracts. As of the date of this Prospectus, it also appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on Synergy’s ability to perform its obligations under its principal underwriting agreement.
FINANCIAL STATEMENTS
         The financial statements of ZALICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.
CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001
A.	Guaranteed Retirement Income Benefit: General
         The Guaranteed Retirement Income Benefit (“GRIB”) rider was an optional Contract benefit available under Contracts issued before November 12, 2001. GRIB is not offered on Contracts issued on or after November 12, 2001. We reserve the right to begin offering GRIB at any time.

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         GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. Requests to exercise the GRIB must be received by us in good order. GRIB may be exercised only within 30 days after the seventh Contract anniversary and within 30 days before and 30 days after later Contract anniversaries. We will not accept requests to exercise the GRIB option outside of these 30-day and 60-day windows. In addition, GRIB must be exercised between the Annuitant’s 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract’s 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.
         If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge from each Subaccount, each Guarantee Period and the Fixed Account in which you have value on the last business day of each calendar quarter. If the GRIB rider is not exercised by the Annuitant’s age 91, the GRIB terminates without value on that date. Contract Owners must exercise the GRIB rider no later than the Contract anniversary before the Annuitant’s age 91. We no longer charge for GRIB after the Annuitant’s 91st birthday. We do not assess the GRIB charge after you annuitize. The GRIB charge is in addition to the Contract fees and expenses appearing in the “Summary of Expenses”. You may cancel the GRIB rider at any time by written notice to us. Once discontinued, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.
         GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.
B.	Annuity Payments with GRIB
         Annuity payments are based on the greater of:
•	the income provided by applying the GRIB base to the guaranteed annuity factors, and

•	the income provided by applying the Contract Value to the current annuity factors.
         The GRIB base is the greatest of:
•	Contract Value,

•	Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant’s age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date (the “Purchase Payment Roll-Up Value”), and

•	the greatest anniversary value before the exercise date.
The greatest anniversary value equals:
•	the highest of the Contract Values on each Contract anniversary prior to the Annuitant’s age 81, plus

•	the dollar amount of any Purchase Payments made since that anniversary, minus

•	withdrawals since that anniversary.
         We determine your greatest anniversary value solely to calculate your GRIB base. Your greatest anniversary value is not a cash value or surrender value; it is not available for withdrawal;

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it is not a minimum return for any Subaccount; and it is not a guarantee of any Contract Value. Your greatest anniversary value is a hypothetical value that you may never realize unless and until: (a) you annuitize your Contract, (b) you exercise the GRIB, and (c) the greatest anniversary value on the Exercise Date is greater than either the Contract Value or the Purchase Payment Roll-Up Value on the Exercise Date. When you exercise the GRIB, we will calculate the GRIB base, in part, by using your greatest anniversary value as calculated on your Exercise Date. Calculation of the greatest anniversary value on any date other than the Exercise Date is subject to recalculation and you are not entitled to any interim value of the greatest anniversary value.
         Applying additional Purchase Payments to your Contract may increase your interim greatest anniversary value, which in turn may appear to increase your GRIB base. However, in some instances when you apply additional Purchase Payments to your Contract, your hypothetical greatest anniversary value, as calculated on the Contact anniversary date immediately subsequent to the Purchase Payments, may be less than the interim greatest anniversary value and your GRIB base calculation may appear to be negatively impacted.
         The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the “Annuity 2000” table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.
         Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.
         GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.
         If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.
         If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 5, 10, 15, 20, or 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.
         For Qualified Plan Contracts, the period certain elected cannot be longer than the Owner’s life expectancy, in order to satisfy minimum required distribution rules.
         GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

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         We may deduct premium taxes at the time of annuitization from Contract Value (or from the GRIB base, if applicable).
C.	Commutable Annuitization Option
         If you purchased your Contract on or after August 24, 1999, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following general requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•	Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started. We reserve the right to make exceptions.

If you select a commutation option in connection with your GRIB rider, you may be subject to additional tax risks. You should consult a tax adviser before selecting any commutation options in connection with your GRIB rider. (See “Required Distributions from Qualified Plan Contracts” above.)
         1. Original Commutation Option.
         The commutable annuitization option originally allowed the Annuitant to elect a lump sum payment in lieu of receiving some or all of the guaranteed installment payments remaining in the period certain under the Contract. There is some uncertainty regarding how the required minimum distribution rules of Code section 401(a)(9) apply to a Qualified Plan Contract after such a commutation is elected. As a result, you should consult a tax adviser before doing so. The original commutation option is summarized as follows:

•	The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain, subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•	Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract generally cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•	In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment that has the effect of reducing the amount of the lump sum payment. The interest rate adjustment is equal to the following:

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Interest rate
Number of years remaining in the period certain	Adjustment
15 or more years	1.00%
10 or more, but less than 15, years	1.50%
less than 10 years	2.00%
         2. Additional Commutation Options.
         As described in the FEDERAL TAX CONSIDERATIONS section of this Prospectus, there is some uncertainty about how the minimum distribution requirements in Code section 401(a)(9) apply to your Contract after a lump sum payment is elected under the commutable annuitization option. In particular, there is uncertainty regarding how to treat options that allow a commutation of the guaranteed installments remaining to be made in a period certain but not the life-contingent payments that could remain payable after the period certain (which we call the “Life Income Payments”). The following two commutation options are intended to provide access to the Life Income Payments through a commutation.

•	Lump Sum Option: Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any) and the actuarial present value of your future contingent Life Income Payments. Once we pay the lump sum, no further payments will be made and your Contract will terminate. This option is also available in connection with Non-Qualified Plan Contracts.

•	Level Lifetime Payment Option: Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any), followed by life-contingent periodic payments for life (which we call the “New Level Lifetime Payments”). The New Level Lifetime Payments will commence immediately after this option is elected (rather than at the end of the originally-scheduled period certain). The New Level Lifetime Payments will continue for as long as the Annuitant (or the original joint Annuitant, if any) live, but with no period certain. The New Level Lifetime Payments will be made in lieu of any Life Income Payments that otherwise might become payable following the original period certain. The New Level Lifetime Payments will be calculated based on our calculation of the actuarial present value of your future contingent Life Income Payments as of the election date, which are discounted for mortality and other relevant factors. The New Level Lifetime Payments will be lower in amount compared to your original Life Income Payments, primarily because they will commence before the end of your original period certain. Once the New Level Lifetime Payments begin, they cannot be accelerated or paid out in a lump sum. The New Level Lifetime Payments do not include a period certain, meaning they will cease, and your Contract will terminate, upon the later of the Annuitant’s death or the death of the last surviving joint Annuitant, if any.

D.	Effect of Death of Owner or Annuitant on GRIB
         The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner’s or Annuitant’s surviving spouse elects to continue the Contract as described in “Guaranteed Death Benefit” Section above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.

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         If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:
The GRIB base is calculated from the time the election to continue the Contract is made and reflects the increase, if any, in Contract Value attributable to the death benefit. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse’s election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.
         If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.

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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
The SAI contains additional information about the Contract and the Separate Account. You can obtain the SAI (at no cost) by contacting us at the Service Center. Please read the SAI in conjunction with this Prospectus. The following is the Table of Contents for the SAI.

SPECIAL CONSIDERATIONS	2

SERVICES TO THE SEPARATE ACCOUNT	2

VOTING RIGHTS	4

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS	4

STATE REGULATION	5

LEGAL MATTERS	5

EXPERTS	5

FINANCIAL STATEMENTS	5

APPENDIX A - STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART	A-1

APPENDIX F - INDEX TO FINANCIAL STATEMENTS	F-1

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APPENDIX A
ILLUSTRATION OF THE “FLOOR” ON THE DOWNWARD MARKET VALUE
ADJUSTMENT (MVA)

Purchase Payment	$40,000

Guarantee Period	5 Years

Guaranteed Interest Rate	5% Annual Effective Rate
         The following examples illustrate how the “floor” on a downward MVA, that was added to your Contract effective April 1, 2005, may affect the values of your Contract upon a withdrawal. In these examples, the Guarantee Period starts on the Effective Date of the MVA Endorsement (i.e., the Start Date); a withdrawal occurs one year after the Start Date. The MVA operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.
         In these examples, the Guarantee Period Value for the $40,000.00 Purchase Payment is guaranteed to equal $51,051.26 at the end of the five-year Guarantee Period. After one year, when the first withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.
         A downward MVA results when you take a full or partial withdrawal during periods of rising interest rates. Assume in this example that, one year after the Purchase Payment, the interest rate on a four-year Guarantee Period rose to 6.5% .
         In this example, the MVA will be based on the hypothetical interest rate we are crediting at the time of the withdrawal on new money allocated to a Guarantee Period with a duration equal to the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period, so the hypothetical crediting rate for a four-year Guarantee Period will be used (6.5%). These examples also show how the Withdrawal Charge (if any) would be calculated separately after the MVA.
Note: We declare interest rates on the MVA Options at our sole discretion. The interest rates used in this example are hypothetical and do not reflect current interest rates being credited by us, and the interest rates do not represent any of our intentions regarding future interest crediting rates.
Example of Full Withdrawal
         Upon a full withdrawal, the market value adjustment factor would be:
         * Actual calculation utilizes 10 decimal places.

         The downward MVA is subject to a “floor” so that the downward MVA can remove only interest credited in excess of 3% on the Guarantee Period Value from the Start Date. The “floor” in this example is calculated as:
-$800.00 = $40,000.00 x (1 + .03) - $40,000.00 x (1 + .05)
         The Market Adjusted Value after applying the floored downward MVA would be:
$41,200.00 = $42,000.00 - $800.00
         A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge.
         The Withdrawal Charge on a full withdrawal is:
$2,148.00 = ($40,000.00 – (.10 x $42,000.00)) x .06
         Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:
$39,052.00 = $41,200.00 - $2,148.00
Example of Partial Withdrawal of 50% of Guarantee Period Value
         If instead of a full withdrawal, assume that 50% of the Guarantee Period Value ($21,000.00) was withdrawn from the Contract (partial withdrawal of 50%) after the first year.
         The downward MVA is subject to the floor of -$800.00 described above. In this example, this means that only the interest credited on the entire Guarantee Period Value for the one-year period between the Start Date and the date of withdrawal that was in excess of 3% (i.e., the difference between 5% interest and 3% interest) can be removed at the time of the partial withdrawal. The partial withdrawal will have the impact of reducing the return, to date, in the Guarantee Period to the minimum guaranteed interest rate of 3% per annum.
         The Market Adjusted Value after applying the floored downward MVA would be:
$20,200.00 = $21,000.00 - $800.00
         A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge.
$888.00 = ($19,000.00 – (.10 x $42,000.00)) x .06
         Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal after the application of the MVA floor would be:
$19,312.00 = $20,200.00 - $888.00

Example of a Second Withdrawal of the Remaining Guarantee Period Value
         Assume that the owner took a second withdrawal of the remaining balance after the second year and the hypothetical crediting rate for a three-year Guarantee Period was 6.5% at that time.
         After the second year, the Guaranteed Period Value ($21,000) would have been credited with 5% interest and would have increased by $1,050 to $22,050.
         Upon a full withdrawal, the market value adjustment factor would be:
         The downward MVA is subject to a “floor” discussed above. In this example, the downward MVA can remove only interest credited in excess of 3% (i.e., the difference between 5% interest and 3% interest) on the remaining Guarantee Period Value for the one-year period from the time of the prior withdrawal. The “floor” in this example is calculated as:
-$420.00 = $21,000.00 x (1 + .03) - $21,000.00 x (1 + .05)
         The Market Adjusted Value after applying the floored downward MVA would be:
$21,630.00 = $22,050.00 - $420.00
         A Withdrawal Charge of 5% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, 10% of the Contract Value is not subject to a Withdrawal Charge.
         The Withdrawal Charge is thus:
$939.75 = ($21,000.00 - (.10 x $22,050.00)) x .05
         Thus, the amount payable on a full withdrawal after the application of the MVA floor would be:
$20,690.25 = $21,630.00 - $939.75
ILLUSTRATION OF AN UPWARD MARKET VALUE ADJUSTMENT
         An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:
         The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:
$1,638.83 = $42,000.00 x .0390198

         The Market Adjusted Value would be:
$43,638.83 = $42,000.00 + $1,638.83
         A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there were no prior withdrawals:
$2,366.33 = ($43,638.83 - .10 x 42,000) x .06
         Thus, the amount payable on withdrawal would be:
$41,272.50 = $43,638.83 - $2,366.33
         If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:
$819.42 = $21,000.00 x .0390198
         The Market Adjusted Value of $21,000.00 would be:
$21,819.42 = $21,000.00 + $819.42
         The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:
$1,057.17 = ($21,819.42 -.1 x $42,000) x .06
         Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:
$20,762.25 = $21,819.42 - $1,057.17
         Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

APPENDIX B
ZURICH AMERICAN LIFE INSURANCE COMPANY
DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND
SIMPLE IRA DISCLOSURE STATEMENT
         This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).
         This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.
         Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA, Roth IRA or SIMPLE IRA, whichever is applicable.
A. REVOCATION
         Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write the Service Center.
         Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.
B.	STATUTORY REQUIREMENTS
         This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code) for use as an IRA, Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.
         1.      The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.
         2.      The Contract must be nontransferable by the owner.
         3.      The Contract must have flexible premiums.

         4.      For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(See “Required Distributions”).
         If you die before the date on which you are required to begin distributions from your Contract, any remaining interest in the Contract must be distributed to your designated beneficiary (within the meaning of Section 401(a)(9) of the Code) either (i) by December 31 of the calendar year containing the fifth anniversary of your death, or (ii) over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die. If you die after distributions have begun but before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary at least as rapidly as under the method of distribution in effect as of your date of death.
         If the sole designated beneficiary is your spouse, he or she may elect to treat the Contract as his or her own IRA, or, where applicable, Roth IRA whether you die before or after the distributions have begun.
         Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.
         5.      Except in the case of a rollover contribution or a direct transfer (See “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.
         6.      The Contract must be for the exclusive benefit of you and your beneficiaries.
C.	ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS
         1.      A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.
         2.      You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. Amounts distributed as required minimum distributions are not eligible for treatment as a rollover.
         3.      A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).
         4.      A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

         5.      All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.
         6.      A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.
D.	CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs
         1.      In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation includible in your gross income, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catchup” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2011. After 2011, the limit may be indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2011 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.
         2.      In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $10,000 for the year (plus an additional $2,000 in catch-up contributions).
         3.      In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:
              a.      the maximum annual contribution, or
              b.      The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.
         The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.
         4.      If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2011	$90,000-$110,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2011	$56,000-$66,000
         The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer-sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $ 169,000 and $ 179,000.
         To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.
         5.      Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.
         6.      You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.
         7.      A taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.
E.	SEP IRAs
         1.      SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (indexed for cost-of-living increases after 2011) or 25% of compensation.
         2.      A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).
F.	SIMPLE IRAs
         1.      A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.
         2.      You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2011. After 2011, the limit may be indexed annually, except as otherwise provided by law.

An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $2,500 for 2011 and thereafter, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.
         3.      Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.
         4.      To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.
G.	TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs
         1.      Earnings of your IRA annuity contract are not taxed until they are distributed to you.
         2.      In general, taxable distributions are included in your gross income in the year you receive them.
         3.      Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).
         4.      You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.
H.	REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs
         You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).
         Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.
         The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

         If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.
         In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.
         If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.
I.	ROTH IRAs
         1.      If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an “IRA” are to an “individual retirement plan,” within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.
         2.      If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.
         3.      Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.
         4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.
J.	ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs
         1.      Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.
         2.      The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation includible in gross income, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catchup” contributions for certain individuals age 50 and older (as discussed in section D, above).
         The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

•	the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to $15,000 (or $10,000 if you are married).
         For this purpose, “adjusted gross income” is determined in accordance with Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $ 169,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $ 107,000 for any other individual.
         A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.
K.	ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs
         1.      Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA or other Qualified Plan, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.
         The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax-free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.
         2.      Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.
         In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10% penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.
         3.      Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.
         4.      Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

         A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.
         UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.
         5.      Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.
L.	INCOME TAX CONSEQUENCES OF ROTH IRAs
         1.      Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain age 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).
         2.      Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

         An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.
M.	TAX ON EXCESS CONTRIBUTIONS
         1.      You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.
         If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.
         2.      You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.
N.	TAX ON PREMATURE DISTRIBUTIONS
         There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first two years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:
         1.      To amounts that are rolled over or transferred tax-free;
         2.      To a distribution that is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);
         3.      To a distribution that is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or
         4.      To a distribution that is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, by an unemployed individual to pay health insurance premiums, or a qualified reservist as a qualified reservist distribution.
O.	EXCISE TAX REPORTING
         Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P.	BORROWING
         If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)
Q.	REPORTING
         We will provide you with any reports required by the Internal Revenue Service.
R.	ESTATE TAX
         Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.
S.	FINANCIAL DISCLOSURE
         If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

	Lump Sum Termination	At	Lump Sum Termination
End of Year	Value of Contract*	Age	Value of Contract*
1		60
2		65
3		70
4
5
         If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

	Lump Sum Termination	At	Lump Sum Termination
End of Year	Value of Contract*	Age	Value of Contract*
1		60

2		65

3		70

4

*	Includes applicable withdrawal charges as described in Item T below.

	Lump Sum Termination	At	Lump Sum Termination
End of Year	Value of Contract*	Age	Value of Contract*
5
T.	FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)
         1.      If on the enrollment application you indicated an allocation to a Subaccount or if you transfer Contract Value to a Subaccount, a daily charge of an amount which will equal an aggregate of 1.40% per annum will be assessed against Separate Account Value.
         2.      An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.
         3.      Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by ZALICO; under one year, 7%; over one to two years, 6%; over two to three years, 5%; over three to four years, 5%; over four to five years, 4%; over five to six years, 3%; over six to seven years, 2%; over seven years and thereafter, 0%.
         4.      The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”
         5.      The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of	Termination	End of	Termination	End of	Termination	End of	Termination
Year	Values*	Year	Values*	Year	Values*	Year	Values*
1	$937.00	14	$16,798.32	27	$40,421.63	40	$75,113.26
2	1,913.00	15	18,310.91	28	42,642.92	41	78,375.30
3	2,928.90	16	19,868.88	29	44,930.85	42	81,735.20
4	3,976.63	17	21,473.59	30	47,287.42	43	85,195.89
5	5,066.14	18	23,126.44	31	49,714.68	44	88,760.41
6	6,198.41	19	24,828.87	32	52,214.76	45	92,431.86
7	7,374.46	20	26,582.37	33	54,789.84	46	96,213.46
8	8,604.34	21	28,388.49	34	57,442.18	47	100,108.50
9	9,871.11	22	30,248.78	35	60,174.08	48	104,120.40
10	11,175.88	23	32,164.88	36	62,987.94	49	108,252.65
11	12,519.80	24	34,138.47	37	65,886.22	50	112,508.87
12	13,904.03	25	36,171.26	38	68,871.45
13	15,329.79	26	38,265.04	39	71,946.23
GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of	Termination	End of	Termination	End of	Termination	End of	Termination
Year	Values*	Year	Values*	Year	Values*	Year	Values*
1	$937	14	$1,000	27	$1,000	40	$1,000
2	946	15	1,000	28	1,000	41	1,000
3	955	16	1,000	29	1,000	42	1,000
4	955	17	1,000	30	1,000	43	1,000
5	964	18	1,000	31	1,000	44	1,000
6	973	19	1,000	32	1,000	45	1,000
7	982	20	1,000	33	1,000	46	1,000
8	1,000	21	1,000	34	1,000	47	1,000
9	1,000	22	1,000	35	1,000	48	1,000
10	1,000	23	1,000	36	1,000	49	1,000
11	1,000	24	1,000	37	1,000	50	1,000
12	1,000	25	1,000	38	1,000
13	1,000	26	1,000	39	1,000

*	Includes applicable withdrawal charges.

APPENDIX C
CONDENSED FINANCIAL INFORMATION
     The following tables of condensed financial information show accumulation unit values for each Subaccount for the period since the Subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a Subaccount. The accumulation unit values shown in the tables reflect the Separate Account Annual Expenses of 1.40% listed in the “Fee Table” in this Prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the Separate Account that can be found in the SAI. Please review the condensed financial information in conjunction with the financial statements, related notes, and other financial information included in the SAI. In the tables below, no number is shown when there were fewer than 1,000 accumulation units outstanding at the end of a period.
     Selected data for accumulation units outstanding as of the year ended December 31st for each period (reflects Separate Account Annual Expenses of 1.40%):

AIM Variable Insurance Funds: Invesco V.I. Utilities Subaccount (Series I Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	9.667	10.135	1,662
2009	8.529	9.667	1,908
2008	12.786	8.529	2,792
2007	10.748	12.786	3,997
2006	8.686	10.748	4,057
2005	7.538	8.686	3,734
2004	6.186	7.538	2,550
2003	5.340	6.186	1,996
2002	6.796	5.340	1,638
2001 *	10.000	6.796	1,004

*	Commencement of offering on May 1, 2001.

The Alger Portfolios: Alger Balanced Subaccount (Class I-2 Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	11.255	12.246	3,447
2009	8.830	11.255	4,038
2008	13.121	8.830	5,039
2007	11.841	13.121	7,039
2006	11.465	11.841	8,396
2005	10.722	11.465	9,551
2004	10.397	10.722	10,696
2003	8.857	10.397	10,639
2002	10.240	8.857	10,165
2001	10.588	10.240	8,205
2000	11.041	10.588	1,292
1999 *	10.000	11.041	19

*	Commencement of offering on November 1, 1999.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-1

The Alger Portfolios: Alger Capital Appreciation Subaccount (Class I-2 Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	10.552	11.866	4,578
2009	7.081	10.552	5,052
2008	13.088	7.081	6,678
2007	9.939	13.088	9,245
2006	8.450	9.939	8,586
2005	7.487	8.450	8,648
2004	7.017	7.487	9,465
2003	5.281	8.784 *	10,008
2002	8.103	5.281	9,225
2001	9.773	8.103	9,057
2000	13.184	9.773	4,158
1999* *	10.000	13.184	49

*	The 2003 end of period Accumulation Unit value represents an average of the Accumulation Unit value and the Annuity Unit value at the end of the period. If Accumulation Unit value only had been shown, the Accumulation Unit value at the end of 2003 would have been $7.017. In future periods, only Accumulation Unit value will be shown.

**	Commencement of offering on November 1, 1999.

Credit Suisse Trust: Credit Suisse Trust- International Equity Flex III Subaccount (Trust Class Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	18.268	20.220	2,035
2009	12.217	18.268	2,407
2008	27.412	12.217	2,543
2007	21.476	27.412	3,829
2006	16.433	21.476	4,319
2005	13.024	16.433	4,409
2004	10.571	13.024	3,406
2003	7.502	10.571	2,847
2002	8.602	7.502	2,512
2001	9.639	8.602	1,918
2000	14.302	9.639	1,034
1999	7.994	14.302	213
1998 *	9.755	7.994	7

*	Commencement of offering on June 1, 1998.

Dreyfus Investment Portfolios: Dreyfus MidCap Stock Subaccount (Initial Share Class)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	12.743	15.973	3,677
2009	9.536	12.743	4,049
2008	16.230	9.536	6,003
2007	16.216	16.230	8,727
2006	15.260	16.216	10,467
2005	14.173	15.260	11,800
2004	12.554	14.173	11,759
2003	9.664	12.554	11,190
2002	11.199	9.664	10,436
2001	11.738	11.199	7,541
2000	10.992	11.738	1,141
1999 *	10.000	10.992	12

*	Commencement of offering on November 1, 1999.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-2

Dreyfus Socially Responsible Growth Fund, Inc., Subaccount (Initial Share Class)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	6.883	7.793	420
2009	5.218	6.883	465
2008	8.069	5.218	565
2007	7.591	8.069	788
2006	7.049	7.591	1,264
2005	6.898	7.049	1,169
2004	6.585	6.898	1,417
2003	5.299	6.585	1,509
2002	7.563	5.299	1,546
2001	9.905	7.563	1,444
2000	11.289	9.905	600
1999*	9.941	11.289	22

*	Commencement of offering on November 1, 1999.

DWS Investments VIT Funds: DWS Equity 500 Index VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	9.296	10.515	7,267
2009	7.462	9.296	8,076
2008	12.039	7.462	10,621
2007	11.595	12.039	15,232
2006	10.177	11.595	17,666
2005	8.699	10.177	19,101
2004	7.991	8.699	25,782
2003	6.334	7.991	25,461
2002	8.270	6.334	23,118
2001	9.535	8.270	17,576
2000	10.735	9.535	4,497
1999*	10.027	10.735	633

*	Commencement of offering on September 10, 1999.

DWS Variable Series I: DWS Bond VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	9.514	10.020	1,488
2009	8.765	9.514	1,542
2008	10.679	8.765	871
2007	10.395	10.679	676
2006	10.066	10.395	298
2005*	10.000	10.066	75

*	Commencement of offering on May 2, 2005.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-3

DWS Variable Series I: DWS Capital Growth VIP Subaccount (Successor to DWS Health Care VIP Subaccount
(Variable Series I) and DWS Technology VIP Subaccount (Variable Series II)) (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	10.024	11.538	13,997
2009	8.012	10.024	16,624
2008	12.123	8.012	17,327
2007	10.919	12.123	24,258
2006	10.201	10.919	29,857
2005	9.493	10.201	18,643
2004	8.914	9.493	5,701
2003	7.124	8.914	5,318
2002	10.201	7.124	4,949
2001	12.826	10.201	4,261
2000	14.435	12.826	1,959
1999	10.823	14.435	916
1998**	9.985	10.823	56

*	Effective May 1, 2011, DWS Health Care VIP (DWS Variable Series I) and DWS Technology VIP (DWS Variable Series II) each merged into DWS Capital Growth VIP (DWS Variable Series I), pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on June 1, 1998.

DWS Variable Series I: DWS Global Small Cap Growth VIP Subaccount (formerly DWS Global Opportunities VIP
Subaccount) (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	17.596	21.976	3,382
2009	12.039	17.596	3,731
2008	24.400	12.039	5,128
2007	22.631	24.400	7,461
2006	18.797	22.631	8,689
2005	16.127	18.797	8,850
2004	13.257	16.127	7,838
2003	9.017	13.257	7,393
2002	11.412	9.017	7,117
2001	15.347	11.412	6,536
2000	16.430	15.347	3,226
1999	10.043	16.430	509
1998**	9.911	10.043	74

*	Effective May 1, 2011, DWS Global Opportunities VIP changed its name to DWS Global Small Cap Growth VIP.

**	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-4

DWS Variable Series I: DWS Growth & Income VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	8.277	9.338	2,674
2009	6.257	8.277	3,106
2008	10.285	6.257	4,077
2007	10.290	10.285	5,894
2006	9.182	10.290	7,235
2005	8.778	9.182	8,612
2004	8.080	8.778	5,555
2003	6.464	8.080	5,681
2002	8.527	6.464	5,647
2001	9.748	8.527	4,982
2000	10.096	9.748	2,341
1999	9.651	10.096	1,073
1998*	10.033	9.651	175

*	Commencement of offering on June 1, 1998.

DWS Variable Series I: DWS Health Care VIP Subaccount (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	13.015	13.882	2,229
2009	10.801	13.015	2,578
2008	14.262	10.801	3,921
2007	12.776	14.262	5,172
2006	12.202	12.776	6,151
2005	11.403	12.202	6,994
2004	10.551	11.403	7,279
2003	8.002	10.551	7,056
2002	10.551	8.002	6,232
2001**	10.000	10.551	4,222

*	Effective May 1, 2011, DWS Health Care VIP merged into DWS Capital Growth VIP, pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on May 1, 2001.

DWS Variable Series I: DWS International VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	9.945	9.967	3,837
2009	7.552	9.945	4,471
2008	14.789	7.552	6,444
2007	13.088	14.789	9,517
2006	10.540	13.088	10,753
2005	9.199	10.540	10,915
2004	8.005	9.199	10,684
2003	6.354	8.005	10,652
2002	7.892	6.354	10,313
2001	11.574	7.892	9,022
2000	14.990	11.574	4,655
1999	9.837	14.990	1,653
1998*	9.972	9.837	88

*	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-5

DWS Variable Series II: DWS Balanced VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	10.971	12.035	3,718
2009	9.013	10.971	4,218
2008	12.577	9.013	5,515
2007	12.165	12.577	7,454
2006	11.189	12.165	8,791
2005	10.878	11.189	10,111
2004	10.329	10.878	10,863
2003	8.880	10.329	11,274
2002	10.615	8.880	11,368
2001	11.462	10.615	10,298
2000	11.936	11.462	4,778
1999	10.542	11.936	2,617
1998*	9.983	10.542	123

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Blue Chip VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	10.811	12.130	4,693
2009	8.183	10.811	5,497
2008	13.491	8.183	7,475
2007	13.218	13.491	10,990
2006	11.590	13.218	12,986
2005	10.677	11.590	13,710
2004	9.330	10.677	14,410
2003	7.435	9.330	14,179
2002	9.680	7.435	9,733
2001	11.659	9.680	9,110
2000	12.827	11.659	4,280
1999	10.386	12.827	1,728
1998*	9.964	10.386	125

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Core Fixed Income VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	11.651	12.239	2,970
2009	10.968	11.651	3,418
2008	13.786	10.968	4,232
2007	13.420	13.786	5,574
2006	13.052	13.420	5,807
2005	12.943	13.052	5,880
2004	12.556	12.943	6,170
2003	12.110	12.556	6,697
2002	11.369	12.110	6,990
2001	10.905	11.369	4,482
2000	10.062	10.905	1,114
1999	10.417	10.062	940
1998*	10.014	10.417	66

*	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-6

DWS Variable Series II: DWS Diversified International Equity VIP Subaccount (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	10.455	11.438	3,077
2009	8.196	10.455	3,418
2008	16.236	8.196	5,438
2007	14.107	16.236	7,666
2006	11.392	14.107	7,838
2005	10.087	11.392	7,765
2004	8.650	10.087	7,008
2003	6.756	8.650	5,691
2002	7.918	6.756	4,842
2001	10.624	7.918	1,829
2000	13.549	10.624	977
1999	9.429	13.549	351
1998*	9.944	9.429	56

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Dreman Small Mid Cap Value VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	17.729	21.518	4,456
2009	13.860	17.729	5,151
2008	21.110	13.860	7,809
2007	20.772	21.110	12,839
2006	16.841	20.772	15,122
2005	15.489	16.841	16,286
2004	12.462	15.489	16,463
2003	8.897	12.462	14,637
2002	10.177	8.897	12,826
2001	8.770	10.177	7,886
2000	8.547	8.770	1,281
1999	8.431	8.547	610
1998*	9.943	8.431	125

*	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-7

DWS Variable Series II: DWS Global Thematic VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	14.314	16.044	2,422
2009	10.092	14.314	2,753
2008	19.587	10.092	3,794
2007	18.686	19.587	5,496
2006	14.559	18.686	5,030
2005	12.007	14.559	3,685
2004	10.609	12.007	2,996
2003	8.331	10.609	2,916
2002	10.029	8.331	2,745
2001	12.031	10.029	2,280
2000	12.624	12.031	855
1999	10.103	12.624	308
1998*	9.989	10.103	29

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Government & Agency Securities VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	15.665	16.470	3,822
2009	14.697	15.665	4,091
2008	14.202	14.697	6,075
2007	13.593	14.202	5,132
2006	13.232	13.593	5,570
2005	13.080	13.232	6,211
2004	12.784	13.080	6,585
2003	12.676	12.784	7,918
2002	11.896	12.676	12,527
2001	11.223	11.896	7,960
2000	10.259	11.223	1,273
1999	10.332	10.259	857
1998*	10.012	10.332	77

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS High Income VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	13.655	15.352	4,259
2009	9.891	13.655	4,588
2008	13.186	9.891	4,730
2007	13.245	13.186	6,436
2006	12.157	13.245	8,060
2005	11.866	12.157	9,092
2004	10.703	11.866	10,449
2003	8.709	10.703	11,164
2002	8.857	8.709	8,371
2001	8.751	8.857	6,665
2000	9.717	8.751	2,803
1999	9.646	9.717	1,923
1998*	10.003	9.646	361

*	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-8

DWS Variable Series II: DWS Large Cap Value VIP Subaccount (Successor to DWS Strategic Value VIP
Subaccount) (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	12.863	14.052	7,789
2009	10.404	12.863	9,113
2008	16.587	10.404	4,713
2007	14.866	16.587	5,986
2006	13.061	14.866	7,036
2005	12.988	13.061	8,028
2004	11.965	12.988	8,972
2003	9.150	11.965	8,446
2002	10.913	9.150	7,780
2001	10.863	10.913	6,319
2000	9.485	10.863	2,516
1999	10.712	9.485	1,851
1998**	10.029	10.712	110

*	Effective May 1, 2011, DWS Strategic Value VIP merged into DWS Large Cap Value VIP, pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Mid Cap Growth VIP Subaccount (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	8.568	10.812	1,554
2009	6.072	8.568	1,658
2008	12.324	6.072	1,905
2007	11.534	12.324	2,841
2006	10.540	11.534	3,091
2005	9.290	10.540	3,549
2004	9.066	9.290	3,662
2003	6.853	9.772 **	3,913
2002	10.022	6.853	4,070
2001	12.990	10.022	3,999
2000	13.859	12.990	1,910
1999***	10.000	13.859	89

*	Effective May 1, 2011, DWS Mid Cap Growth VIP merged into DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP), pursuant to shareholder approval on April 11, 2011.

**	The 2003 end of period Accumulation Unit value represents an average of the Accumulation Unit value and the Annuity Unit value at the end of the period. If Accumulation Unit value only had been shown, the Accumulation Unit value at the end of 2003 would have been $9.066. In future periods, only Accumulation Unit value will be shown.

***	Commencement of offering on May 3, 1999.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-9

DWS Variable Series II: DWS Money Market VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	12.132	11.966	5,223
2009	12.261	12.132	7,729
2008	12.114	12.261	14,070
2007	11.700	12.114	11,917
2006	11.337	11.700	9,082
2005	11.181	11.337	8,700
2004	11.235	11.181	8,764
2003	11.311	11.235	11,843
2002	11.315	11.311	18,002
2001	11.049	11.315	18,261
2000	10.559	11.049	3,372
1999	10.213	10.559	1,569
1998*	10.003	10.213	82

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Small Mid Cap Growth VIP Subaccount (formerly DWS Small Cap Growth VIP
Subaccount) (Successor to DWS Mid Cap Growth VIP Subaccount and to DWS Turner Mid Cap Growth VIP
Subaccount) (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	6.782	8.657	4,235
2009	4.891	6.782	5,003
2008	9.822	4.891	6,535
2007	9.378	9.822	8,837
2006	9.033	9.378	10,840
2005	8.555	9.033	12,543
2004	7.813	8.555	10,299
2003	5.959	7.813	10,075
2002	9.082	5.959	8,221
2001	12.936	9.082	6,740
2000	14.691	12.936	2,896
1999	11.070	14.691	843
1998**	9.867	11.070	106

*	Effective May 1, 2011, DWS Small Cap Growth VIP changed its name to DWS Small Mid Cap Growth VIP. Also Effective May 1, 2011, DWS Mid Cap Growth VIP and DWS Turner Mid Cap Growth VIP each merged into DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP), pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-10

DWS Variable Series II: DWS Strategic Income VIP Subaccount (Class A Shares)
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	16.286	17.675	2,507
2009	13.455	16.286	2,677
2008	14.790	13.455	3,425
2007	14.225	14.790	4,290
2006	13.235	14.225	3,567
2005	13.108	13.235	2,848
2004	12.239	13.108	2,294
2003	11.507	12.239	2,269
2002	10.483	11.507	2,105
2001	10.102	10.483	1,041
2000	9.986	10.102	298
1999	10.755	9.986	124
1998*	10.009	10.755	7

*	Commencement of offering on June 1, 1998.

DWS Variable Series II: DWS Strategic Value VIP Subaccount (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	11.143	12.366	11,908
2009	9.018	11.143	14,241
2008	16.929	9.018	21,151
2007	17.493	16.929	31,241
2006	14.938	17.493	37,022
2005	14.036	14.938	35,320
2004	12.479	14.036	35,325
2003	9.591	12.479	34,780
2002	11.865	9.591	32,960
2001	11.831	11.865	23,548
2000	9.192	11.831	5,275
1999	10.491	9.192	3,389
1998**	9.997	10.491	518

*	Effective May 1, 2011, DWS Strategic Value VIP merged into DWS Large Cap Value VIP, pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on June 1, 1998.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-11

DWS Variable Series II: DWS Technology VIP Subaccount (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	8.066	9.439	4,572
2009	5.099	8.066	5,491
2008	9.614	5.099	6,909
2007	8.529	9.614	10,093
2006	8.584	8.529	12,562
2005	8.390	8.584	14,667
2004	8.347	8.390	16,401
2003	5.773	8.347	17,585
2002	9.079	5.773	24,909
2001	13.617	9.079	23,797
2000	17.605	13.617	7,183
1999**	10.000	17.605	1,112

*	Effective May 1, 2011, DWS Technology VIP (DWS Variable Series II) merged into DWS Capital Growth VIP (DWS Variable Series I), pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on May 3, 1999.

DWS Variable Series II: DWS Turner Mid Cap Growth VIP Subaccount (Class A Shares)*
			Number of accumulation
	Accumulation unit value at	Accumulation unit value at	units outstanding at end of
	beginning of period	end of period	period (000’s omitted) (1)
2010	9.913	12.611	3,490
2009	6.701	9.913	3,818
2008	13.453	6.701	5,865
2007	10.849	13.453	7,910
2006	10.327	10.849	8,696
2005	9.369	10.327	9,411
2004	8.556	9.369	10,137
2003	5.842	8.556	9,948
2002	8.748	5.842	7,947
2001**	10.000	8.748	4,649

*	Effective May 1, 2011, DWS Turner Mid Cap Growth VIP merged into DWS Small Mid Cap Growth VIP (formerly DWS Small Cap Growth VIP), pursuant to shareholder approval on April 11, 2011.

**	Commencement of offering on May 1, 2001.
(1)          The number of accumulation units outstanding at the end of 2004 and the years thereafter include only Accumulation Units that correspond to Contracts in their Accumulation Period. The number of accumulation units outstanding at the end of prior periods may include Annuity Units that correspond to Contracts in their Annuity Period.

C-12

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011
INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
ADJUSTED DEFERRED ANNUITY CONTRACTS
SCUDDER DESTINATIONSSM ANNUITY
and
FARMERS VARIABLE ANNUITY I
Issued By
ZURICH AMERICAN LIFE INSURANCE COMPANY
(formerly Kemper Investors Life Insurance Company)
and
ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT
(formerly KILICO Variable Annuity Separate Account)
HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196
SERVICE CENTER: Scudder DestinationsSM Service Team, PO Box, 19097, Greenville, SC
29602-9097
Phone: 1-800-449-0523 (toll-free)
Website: www.zurichamericanlifeinsurance.com (formerly www.kemperinvestors.com)
This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the Scudder DestinationsSM Annuity dated May 1, 2011, and with the Prospectus for the Farmers Variable Annuity I dated May 1, 2005 (the Scudder DestinationsSM Annuity and the Farmers Variable Annuity are each referred to herein as a “Contract” and together, the “Contracts”). The Prospectuses may be obtained from Zurich American Life Insurance Company (“ZALICO” or “us”) by contacting the Service Center at the address, website, or telephone number listed above.

SPECIAL CONSIDERATIONS
         We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.
         Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.
SERVICES TO THE SEPARATE ACCOUNT
Recordkeepers and Independent Registered Public Accounting Firm for the ZALICO Variable Annuity Separate Account
         Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”) (formerly KILICO Variable Annuity Separate Account). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).
         On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company (formerly Allmerica Financial Life Insurance and Annuity Company), a subsidiary of The Goldman Sachs Group, Inc.
         These acquisitions, transfers and the coinsurance agreement do not relate directly to the Contracts, although certain other contracts issued by ZALICO that are administered by Protective Life are supported by the Separate Account. Your rights and benefits and our obligations under the Contracts are not changed by these transactions and agreements.
         As required by law, ZALICO is responsible for the maintenance of the books and records of the Separate Account, and it has outsourced the recordkeeping function to its third party administrator, IBM Outsourcing (see below), and Protective Life. ZALICO owns the assets of the Separate Account.
         The independent registered public accounting firm for the Separate Account and ZALICO is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 for the years ended December 31, 2010, 2009 and 2008. The firm has performed the annual audit of

2

the financial statements of the Separate Account and ZALICO for the years ended December 31, 2010, 2009 and 2008.
Third Party Administrator
         ZALICO has entered into an Insurance Administrative Services Agreement (the “Agreement”) with IBM Business Transformation Outsourcing Insurance Service Corporation (“IBM Outsourcing”), a corporation organized and existing under the laws of South Carolina. The Agreement, as amended, is included as an exhibit to the Registration Statement for the Contracts. IBM Outsourcing has its principal business address at 2000 Wade Hampton Boulevard, Greenville, South Carolina 29615-1064. Under the Agreement, IBM Outsourcing, provides, at the Contact Center, significant administrative services for the Contracts and the Separate Account, including the processing of all Purchase Payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the Separate Account.
Distribution of the Contracts
         Synergy Investment Group, LLC (“Synergy”) currently serves as principal underwriter for the Contracts. Synergy’s home office is located at 8320 University Executive Park Drive, Suite 112, Charlotte, NC 28262. Synergy is not affiliated with ZALICO. Synergy is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Synergy is a member of the Securities Investor Protection Corporation.
         Until April 1, 2010, Investors Brokerage Services, Inc. (“IBS”), located at 1707 North Randall Road, Suite 310, Elgin, IL 60123-9409, served as principal underwriter for the Contracts. Effective April 1, 2010, ZALICO entered into an Amendment of Distribution Agreement with IBS under which IBS’s role as principal underwriter for the Contracts was terminated. Simultaneously, IBS and Synergy entered into an Assignment of Selling Agreements, whereby IBS assigned all selling group agreements pertaining to the Contracts to Synergy.
         The Contracts are no longer offered for sale to the public.
         The selling firms that have selling agreements with Synergy are paid, and those that had selling agreements with IBS were paid, commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission paid to selling firms is 6.75% of additional Purchase Payments, plus a trail commission option of up to 1.00% of additional Purchase Payments paid quarterly on Purchase Payments that have been held in the Contract for at least twelve months. During 2010, 2009 and 2008, ZALICO paid gross commissions on additional Purchase Payments of approximately $0.5 million, $1.9 million, and $2.4 million, respectively, to selling firms on behalf of IBS and paid trail commissions of approximately $2.7 million, $10.9 million, and $15 million, respectively, to selling firms on behalf of IBS. During 2010, ZALICO paid gross commissions on additional Purchase Payments of approximately $1.1 million to selling firms on behalf of Synergy and paid trail commissions of approximately $8.0 million to

3

selling firms on behalf of Synergy. Neither Synergy nor IBS retained any portion of these commissions.
         Compensation accrues to Synergy at the rate of $3,500.00 per month. During 2010, ZALICO paid compensation to Synergy in the amount of $42,000.00.
         During 2010, the top ten (10) selling firms received commissions from ZALICO as follows:

Selling Firm	Commission Amount
LINSCO/Private Ledger Financial Services	$254,129.96
Huckin Financial Group, Inc.	$188,344.25
Planning Corp of America	$171,805.55
Lincoln Financial Advisors	$98,654.98
Securities America, Inc.	$71,563.46
WS Insurance Services LLC	$59,658.21
HD Vest Insurance Agency LLC	$56,955.51
NFP Securities, Inc.	$34,822.96
Morgan Keegan & Company, Inc.	$30,882.38
Wells Fargo Advisors LLC	$30,634.86

VOTING RIGHTS
         Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.
         A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.
         Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
         We hold title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We and our agents, IBM Outsourcing and Protective Life, maintain the records of all purchases and redemptions of portfolio shares held by each of the Subaccounts. Fidelity insurance coverage for the assets of the Separate Account is provided by a Form 25 Bond

4

issued by Liberty Mutual Insurance Company providing aggregate coverage of $9.5 million (subject to a $500,000 each loss deductible) for Zurich Holding Company of America and its subsidiaries, including ZALICO.
STATE REGULATION
         ZALICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. ZALICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. In addition, ZALICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.
LEGAL MATTERS
         Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Juanita M. Thomas, Esq., Senior Assistant General Counsel. Sutherland Asbill & Brennan, LLP of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.
EXPERTS
         The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years ended December 31, 2010 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations — Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and Contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the statement of changes in Contract owners’ equity for each of periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
FINANCIAL STATEMENTS
         This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

5

APPENDIX A
STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART

	Rate of Tax
	Qualified	Non-Qualified
State	Plans	Plans

California*	0.50%	2.35%
Maine**	--	2.00%
Nevada*	--	3.50%
South Dakota**	--	1.25	%***
West Virginia**	1.00%	1.00%
Wyoming**	--	1.00%

*	In California and Nevada, we pay premium taxes when you annuitize your Contract. We deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract.

**	In Maine, South Dakota, West Virginia, and Wyoming, we pay premium taxes at the time we receive a Purchase Payment from you. In those four states, we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment.

***	In South Dakota, we pay a 1.25% premium tax on the first $500,000 for each Non-Qualified Plan Contract and a 0.08% premium tax on any premium amount thereafter.

A-1

APPENDIX F
INDEX TO FINANCIAL STATEMENTS
Zurich American Life Insurance Company
Report of Independent Auditors
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2010 and 2009
Statutory Statements of Operations For the Years Ended December 31, 2010, 2009 and 2008
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2010, 2009 and 2008
Statutory Statements of Cash Flows For the Years Ended December 31, 2010, 2009 and 2008
Notes to Financial Statements
Supplemental Schedule of Assets and Liabilities as of December 31, 2010 and For the Year Then Ended
Supplemental Summary Investment Schedule and Investment Risk Interrogatories as of December 31, 2010 and for the Year Then Ended
ZALICO Variable Annuity Separate Account
Report of Independent Registered Public Accounting Firm
Statement of Assets, Liabilities and Contract Owners’ Equity, December 31, 2010
Statement of Operations for the year ended December 31, 2010
Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2010
Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2009
Notes to Financial Statements

F-1

Zurich American Life
Insurance Company
Statutory Financial Statements and
Supplemental Schedules
December 31, 2010 and 2009

Zurich American Life Insurance Company
Index
December 31, 2010 and 2009

[PWC LETTERHEAD]
Report of Independent Auditors
To the Board of Directors and Stockholder of
Zurich American Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Zurich American Life Insurance Company (the “Company”) as of December 31, 2010 and 2009, and the related statutory statements of operations, of changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations, Division of Insurance (“IDOI”), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.
As disclosed in the notes to the financial statements, the Company has significant transactions with Zurich Financial Services and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

1

As discussed in Note 2 to the financial statements, the Company received permission from the IDOI in 1995 to reset its unassigned surplus to zero with an equal and offsetting entry to gross paid-in capital and contributed surplus; under prescribed statutory accounting practices the aforementioned reclassification would not have been recorded. As of December 31, 2009 and 2010, the permitted practice had no impact on statutory surplus.
Our audit was conducted for the purpose of forming an opinion on the basic statutory basis financial statements taken as a whole. The accompanying Supplemental Schedules of Assets and Liabilities, Summary Investment Schedule, and Investment Risks Interrogatories (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2010 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2010 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the basic statutory basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.
/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
April 28, 2011

2

Zurich American Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
Years Ended December 31, 2010 and 2009

(in thousands of dollars)	2010	2009
Admitted Assets
Cash and invested assets
Fixed Maturities, at amortized cost (market value of $462,645 and $429,234, respectively)	$436,763	$420,860
Contract loans	65,909	54,404
Cash, cash equivalents and short-term investments	20,195	29,157
Other invested assets	—	17
Receivables for securities	—	150

Total cash and invested assets	522,867	504,588
Amounts recoverable from reinsurers	33,983	25,766
Other amounts receivable under reinsurance contracts	17,716	23,254
Uncollected premiums and agents’ balances in the course of collection	—	40
Federal income tax recoverable	5,781	463
Net deferred tax asset	11,860	15,749
Investment income due and accrued	5,385	6,054
Guaranty funds receivable or on deposit	1,521	1,531
Securities lending collateral	—	27,696
Receivable from separate accounts	17,687	15,774
Receivables from parent, subsidiaries and affiliates	—	31
Other assets	347	353
Separate account assets	12,590,999	12,703,614

Total admitted assets	$13,208,146	$13,324,913

Liabilities and Capital and Surplus
Liabilities
Life and annuity reserves	378,471	355,882
Deposit-type funds
Supplemental contracts without life contingencies	3,126	4,047
Claims and benefits payable to policyholders	304	212

Total policy liabilities	381,901	360,141
Interest maintenance reserve	972	328
General expenses due or accrued	3,740	1,558
Taxes, licenses and fees due or accrued	18,265	18,385
Asset valuation reserve	747	14
Payable to affiliates	19,870	16,569
Funds held under coinsurance	1,727	239
Commission to agents due or accrued	3,882	259
Other liabilities	1,882	8,615
Securities lending liability	—	27,696
Separate account liabilities	12,590,999	12,703,613

Total liabilities	13,023,985	13,137,417

Capital and surplus
Capital stock ($10 par value — 300,000 authorized shares; 250,000 shares issued and outstanding at 2010 and 2009)	2,500	2,500
Paid-in capital	673,845	673,845
Aggregate write-ins for special surplus funds	6,649	8,380
Unassigned deficit	(498,832)	(497,229)

Total capital and surplus	184,161	187,496

Total liabilities and capital and surplus	$13,208,146	$13,324,913

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company
Statutory Statements of Operations
Years Ended December 31, 2010, 2009 and 2008

(in thousands of dollars)	2010	2009	2008
Income
Premium and annuity considerations	$(127,759)	$(132,031)	$(108,582)
Considerations for supplemental contracts with life contingencies	38,495	73,254	50,848
Net investment income	24,605	25,263	24,127
Amortization of interest maintenance reserve	(128)	(46)	229
Separate accounts fees	254,862	196,480	188,707
Assumed modco reserve adjustment	26,383	46,609	51,505
Separate accounts-related income (expenses), net	922	2,393	(2,157)
Reinsurance ceding commissions and allowances	20,659	24,057	24,891
Ceded miscellaneous fees	(117)	65	232
Other income	(1)	1,240	(67)

Total income	237,921	237,284	229,733

Benefits and expenses
Death benefits	38,306	25,707	16,815
Annuity benefits	312,043	646,952	888,894
Surrender benefits	107,268	718,616	1,101
Interest and adjustments on policy or deposit-type contracts	277	4,933	(2,315)
Payments on supplementary contracts with life contingencies	32,430	20,720	15,041
Increase in aggregate reserves for life policies and contracts	22,589	21,649	68,155
Commissions	18,011	16,487	21,982
Commissions and expense allowances on reinsurance assumed	5,191	3,635	3,710
General expenses	31,106	20,091	24,031
Insurance taxes, licenses and fees	1,252	482	696
Net transfers from separate accounts	(501,048)	(1,398,044)	(1,026,195)
Reinsured fees associated with separate accounts	45,110	—	—
Net change in termination value of separate accounts	2,651	11,177	38,745
Ceded change in termination value of separate accounts	(2,625)	(2,214)	(9,577)
Ceded fixed/variable expense	132,715	131,457	222,418
Other expenses	1,031	2,375	—

Total benefits and expenses	246,307	224,023	263,501

Net income (loss) from operations before federal income tax benefit and realized capital losses	(8,386)	13,261	(33,768)
Federal income tax benefit	(12,477)	(6,684)	(22,614)

Net income (loss) from operations before realized capital losses	4,091	19,945	(11,154)

Net realized capital losses	(27)	(4,406)	(4,801)
Related federal income tax benefits	(1,227)	(998)	(560)
Realized gain (loss) transferred to the interest maintenance reserve	516	(868)	(238)

Total realized capital gains (losses)	684	(2,540)	(4,003)

Net income (loss)	$4,775	$17,405	$(15,157)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company
Statutory Statements of Changes in Capital and Surplus
Years Ended December 31, 2010, 2009 and 2008

		Gross
	Common	Paid-In and		Total
	Capital	Contributed	Unassigned	Capital and
(in thousands of dollars)	Stock	Surplus	Surplus	Surplus
Balances at December 31, 2007	$2,500	$673,845	$(488,420)	$187,925
Net loss	—	—	(15,157)	(15,157)
Change in net unrealized capital gains and losses, net of tax	—	—	(78)	(78)
Change in nonadmitted assets	—	—	9,809	9,809
Change in net deferred tax asset	—	—	(10,884)	(10,884)
Change in asset valuation reserve	—	—	642	642
Change in surplus as a result of reinsurance	—	—	(2,357)	(2,357)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(3,037)	(3,037)

Balances at December 31, 2008	2,500	673,845	(509,482)	166,863
Net income	—	—	17,405	17,405
Change in net unrealized capital gains and losses, net of tax	—	—	78	78
Change in nonadmitted assets	—	—	6,254	6,254
Change in net deferred tax asset	—	—	(7,803)	(7,803)
Change in asset valuation reserve	—	—	(14)	(14)
Change in surplus as a result of reinsurance	—	—	(1,611)	(1,611)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(2,076)	(2,076)
Cumulative effect of change in accounting principle:
SSAP 10R net deferred tax	—	—	8,380	8,380
SSAP 43R recovery of other than temporary impairments (net of tax)	—	—	19	19

Balances at December 31, 2009	2,500	673,845	(488,849)	187,495
Net income	—	—	4,775	4,775
Change in nonadmitted assets	—	—	2,573	2,573
Change in net deferred tax asset	—	—	(6,927)	(6,927)
Change in asset valuation reserve	—	—	(733)	(732)
Change in surplus as a result of reinsurance	—	—	(1,321)	(1,321)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(1,703)	(1,703)

Balances at December 31, 2010	$2,500	$673,845	$(492,184)	$184,161

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company
Statutory Statements of Cash Flows
Years Ended December 31, 2010, 2009 and 2008

(in thousands of dollars)	2010	2009	2008
Cash from operations
Premiums collected, net of reinsurance	$(89,249)	$(58,769)	$(57,268)
Net investment income	25,515	27,633	24,211
Miscellaneous income	302,710	270,844	263,111
Benefits and loss related payments	(498,450)	(1,428,279)	(930,884)
Net transfers from separate accounts	501,048	1,406,591	1,055,282
Commissions, expenses paid and aggregate write-ins for deductions	(223,208)	(188,658)	(300,117)
Federal and foreign income taxes recovered	8,387	25,580	42,242

Net cash provided by operations	26,753	54,942	96,577

Cash from investments
Proceeds from investments sold, matured or repaid
Bonds	106,356	79,577	44,707
Miscellaneous proceeds	150	—	—

Total investment proceeds	106,506	79,577	44,707

Cost of investments acquired
Bonds	122,510	126,600	99,360
Miscellaneous applications	—	150	—

Total investments acquired	122,510	126,750	99,360

Net decrease (increase) in contract loans	11,505	(16,208)	25,880

Net cash used in investments	(27,509)	(30,965)	(80,533)

Cash from financing and miscellaneous sources
Net deposits on deposit-type funds and other liabilities	(921)	3,173	203
Other applications	(7,285)	(3,638)	(28,247)

Net cash used in financing and miscellaneous sources	(8,206)	(465)	(28,044)

Net change in cash, cash equivalents and short-term investments	(8,962)	23,512	(11,999)
Cash, cash equivalents and short-term investments
Beginning of year	29,157	5,645	17,644

End of year	$20,195	$29,157	$5,645

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
1.	The Company and Nature of Operations
Organization and Description of Business
Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.
The Company is a wholly owned subsidiary of Zurich American Corporation (“ZAC”), formerly Kemper Corporation, a non-operating holding company. ZAC is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Financial Services Ltd. (“ZFS” or the “Parent’).
On July 6, 2010 the Company’s sole shareholder (ZAC, then Kemper Corporation) approved that the name of the Company be changed from Kemper Investors Life Insurance Company to Zurich American Life Insurance Company, and that an amendment of the Company’s Articles of Incorporation be made to effect such name change, with such amendment being subject to the approval of the Illinois Department of Financial and Professional Regulation, Division of Insurance, (“IDOI”). This change aligns the name of the Company with the Zurich Financial Services (“Zurich”) brand. The IDOI approved the Company’s amended Articles of Incorporation reflecting this name change on Aug 23, 2010 and, accordingly, amended the Company’s Certificate of Authority. All other state regulatory notifications are being made. On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”), for which it is in the process of applying for a New York state insurance license.
Purchase Agreement
On May 29, 2003, Kemper Corporation (now ZAC) entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”) which, in conjunction with then-associated and subsequent transactions, has resulted in the following:
•	The Company ceded, through a coinsurance agreement, 100% of its general account liabilities to Protective Life Insurance Company (“PLICO”) with the exception of those relating to the DESTINATIONS product, supplemental contracts arising from the DESTINATIONS product, and business-owned life insurance (“BOLI”) contracts. These general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing. The Company or the reinsurer under the coinsurance agreement are accepting renewal premium for all of its products.

•	The Company ceded on a modified coinsurance basis its separate account liabilities that are related to the Reinsured Policies. As of December 31, 2010 and 2009, the Company’s separate account reserves subject to the coinsurance agreement with PLICO were approximately $1,150,000,000 and $1,097,389,000, respectively.

•	PLICO assumed administration of the Reinsured Policies and BOLI contracts of the Company on a long-term basis subject to the oversight of the Company. This included, but was not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

7

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
•	Federal Kemper Life Assurance Company (“FKLA”) established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2010 and 2009, the Company’s general account statutory reserves subject to the coinsurance agreement with FKLA were approximately $1,926,797,000 and $2,006,102,000, respectively. The balance in the Security Trust Account was approximately $1,941,151,000 and $2,064,681,000 as of December 31, 2010 and 2009, respectively.
Nature of Operations
As of the BOIH Purchase Agreement closing, the Company’s direct retained business consisted primarily of the DESTINATIONS product. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with PLICO. The Company agreed that for a period of three years following the Closing Date, it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). The account values of these ceded BOLI policies are included in the separate account assets and liabilities on the balance sheet.
Synergy Investment Group, LLC (“Synergy”), an unaffiliated broker/dealer, and Investment Distributors, Inc. (“IDI”), an affiliate of PLICO, are the principal underwriters for the ZALICO separate account. BFP Securities LLC (“BFP”), an affiliate of the Company, is the primary wholesaling distributor of the Company’s BOLI products.
During 2009, the Company transferred its marketing function to Zurich Global Life North America (“GLNA”), which has responsibility for life insurance new business generation in the U.S. GLNA is identifying and implementing strategic opportunities designed to achieve profitable new business growth for the Company. Also during 2009, the Company began implementation of a target operating model for legal entity and legacy product management that transitions responsibility for these activities to center of excellence groups at affiliated companies. The transition was completed in 2010.
DESTINATIONS Product
DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 30 variable subaccount investment options with various investment managers, a number of different guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.
The GMDB and GRIB options subject the Company to market risk as the beneficiary or contract holder may receive, due to product guarantees, benefits that exceed the investment performance associated with their account balance. The GMDB and GRIB benefit is the greatest of: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80 minus previous withdrawals; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.
The GRIB option is a rider to the DESTINATIONS base contract that was available to be purchased at the time the contract was issued. If purchased and later exercised, the GRIB option allows a policyholder to receive a payment stream that may have value in excess of what would

8

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
otherwise have been generated, without GRIB, by annuitization of their contract value (due to benefit guarantees associated with the GRIB option). For contracts with the GRIB option, the guaranteed value may begin to be realized after seven or more years from contract issue, depending upon issue age. The amount of excess of the GRIB value over the contract value can fluctuate on a daily basis with changes in equity market returns. As such, the ultimate amount paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 8).
On November 17, 2006, the Company entered into a reinsurance agreement with Zurich Insurance Company Ltd. (“ZIC”; “ZIC Agreement”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. See Note 9 for a more detailed discussion of the ZIC Agreement and Amendment.
Business Owned Life Insurance (BOLI)
From 1997 to the effective date of the Purchase Agreement, the Company marketed BOLI policies. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.
ZIBB reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make payments into SVP divisions in the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.
Separate Account Business
The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.
Group Term Life Insurance
During the second half of 2006, the Company began marketing and sales of a group term life insurance product (“Group Life”). Group Life is marketed through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company. The Group Life product is yearly renewable term life insurance for employers to make available as a part of their employee benefits package. Group Life provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group.

9

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company continues to sell the Group Life product introduced in 2006 and marketed through the agency force of FGI.
Group Term Life /AD&D and Group L-T Disability Insurance
During the second half of 2010, the Company began marketing and sales of its group term life insurance product (“Group Life II”) with accidental death and dismemberment (“AD&D”) rider marketed to U.S. expatriates. This was followed by the introduction of the group long-term disability (“Group L-T Disability”) product. The Group Life w/AD&D rider and the Group L-T Disability products are yearly renewable group term insurance products made available to U.S. — base companies as part of their employee benefits package. Group Life II provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group. Group L-T Disability provides monthly income benefit percentages up to a designated maximum amount and age upon completion of a disability elimination period.
Guaranteed Death Benefit Insurance
During the second half of 2010, the Company began marketing and sales of an individual no-lapse guarantee protection product (“NLG”) marketed to the affluent U.S. life insurance market segment. The NLG product is intended to serve the wealth transfer, estate tax planning, and business insurance needs of this market segment. The NLG is flexible premium adjustable life insurance and provides coverage guarantees, death benefit options, a policy loan feature, and three riders.
2.	Summary of Significant Accounting Policies
Basis of Presentation
The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations — Division of Insurance (“IDOI”).
The IDOI recognizes only Statements of Statutory Accounting Principles (“SSAP”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC AP&P”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.
Statutory accounting practices differ from accounting principles generally accepted in the United States of America (“GAAP”) in the following respects:
Investments
Investments in bonds are stated at amortized cost or at values required by the NAIC. Under GAAP, bonds are carried at fair value or amortized cost based upon management’s intent as to whether bonds are available for sale or will be held until maturity.
In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Changes between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

10

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Asset Valuation Reserve
The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under GAAP, no such liability is established.
Interest Maintenance Reserve
An interest maintenance reserve (“IMR”) is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by GAAP.
Life Policy and Contract Reserves
Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience.
GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing management’s best estimate of mortality, interest, and withdrawals prevailing when the policies were sold; for interest sensitive products, the GAAP policy reserve is determined using the retrospective deposit method and is equal to the policy fund balance, before surrender charges.
Acquisition Costs
Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.
Recognition of Revenue and Related Expenses
Under statutory accounting practices, premiums are recognized as revenues when due. For GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve.
Reinsurance
Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively. Under GAAP, these reinsured amounts are reflected as an asset.

11

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Federal Income Taxes
Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. Additionally, under GAAP, deferred income tax assets are only reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. There is no requirement to consider admissibility standards.
Nonadmitted Assets
Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for GAAP purposes.
Statement of Cash Flows
The statutory basis statement of cash flows is presented as required and differs from the GAAP presentation.
Permitted Accounting Practice
In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the Interest Maintenance Reserve (“IMR”). However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the IDOI permitted the Company to reset the IMR to zero at December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.
This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2010 and 2009, it did favorably impact the 2010, 2009 and 2008 net income (loss) from operations. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net gain from operations would have decreased by approximately $1,394,000, $1,326,000 and $1,316,000 for the years ended December 31, 2010, 2009 and 2008, respectively. Capital and surplus would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus and unassigned surplus (deficit) would have been approximately $729,254,000 and $(533,557,000), respectively as of December 31, 2010, and approximately $729,254,000 and ($528,829,000), respectively, as of December 31, 2009.
Changes in Accounting Principles
In September 2009, the NAIC issued SSAP No. 43R, “Loan-backed and Structured Securities” (“SSAP No. 43R”), an amendment of SSAP No. 43, “Loan-backed and Structured Securities”, replacing SSAP No. 98 “Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43-Loan-backed and Structured Securities”. SSAP No. 43R provides that for loan-backed and structured securities for which (i) fair value is less than cost (ii) the Company does not intend to sell the security and (iii) the Company has the intent and ability to hold the security until recovery, the Company should determine if there is a non-interest related impairment by comparing the present value of the cash flows expected to be collected to the amortized cost basis.

12

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
If the net present value of the cash flows expected to be collected is less than amortized cost, the security is impaired, and the difference is recorded as a realized loss in net income. The new cost basis of the security is the previous amortized cost basis less the non-interest impairment recognized in net income.
If fair value is less than amortized cost and the Company (i) has the intent to sell the security, or (ii) does not have the intent and ability to retain the security until recovery of its carrying value, the security is written down to fair value with the associated realized loss reported in net income. The non-interest portion of the realized loss is recognized in the Asset Valuation Reserve (“AVR”), and the interest portion in the IMR. The fair value at the time of the impairment becomes the security’s new cost basis.
SSAP No. 43R requires that for beneficial interests in securitized financial assets that are not of high credit quality or can contractually be prepaid or otherwise settled in such a way that the reporting entity would not recover substantially all of its recorded amount, determined at acquisition, if fair value is less than amortized cost and there has been a negative change in cash flows, an other-than-temporary impairment (“OTTI”) must be taken. The amount of the impairment is based upon the criteria discussed above. The carrying value of these securities is determined using the prospective yield method.
The Company adopted SSAP No. 43R effective July 1, 2009. The cumulative effect of this change is $29,000 and is reported in the Statutory Statement of Changes in Capital and Surplus, in the amount of $19,000 net of tax.
The NAIC amended “Actuarial Guideline XLIII, CARVM for Variable Annuities". This guidance allows companies to set reserves that more accurately and appropriately reflect the risks of the variable annuities with guarantees through stochastic modeling. This guidance was effective December 31, 2009. See Note 8, Life Reserves, for further details of the impact of adoption of Actuarial Guideline XLIII.
In December 2009, the NAIC issued Statements of Statutory Accounting Principles No. 10R “Income Taxes-Revised, A Temporary Replacement of SSAP 10” (“SSAP No. 10R”). This guidance provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. In December 2009, the Company adopted the accounting guidance related to deferred income taxes contained in SSAP No. 10R, with impact as the result of electing the provisions of paragraph 10e relating to admitted deferred tax assets. The cumulative effect of adopting this pronouncement increased surplus by $8,380,000 at December 31, 2009 and is reported as a specifically identified change in accounting principle in the Statutory Statements of Changes in Surplus.
New Accounting Pronouncements
The Company adopted SSAP No. 100 “Fair Value Measurements”, (“SSAP 100”) effective December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. See Note 5 for disclosures related to SSAP No. 100.

13

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The NAIC modified SSAP No. 9, “Subsequent Events”. This guidance establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date, but before the issuance of the financial statements. In addition, the Company must disclose the date through which subsequent events have been evaluated, and the date the financial statements were issued or available to be issued. This guidance is effective for the year ending December 31, 2009. The adoption of this guidance did not have an impact on the Company’s financial statements. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 14, Subsequent Events.
The NAIC issued SSAP No. 99, “Accounting for Debt Securities Subsequent to an Other-Than-Temporary Impairment", which provides guidance for the accounting treatment of premium or discount for a debt security subsequent to other-than-temporary impairment recognition. This guidance was effective January 1, 2009 with early adoption permitted. The Company adopted this guidance effective January 1, 2009 with a prospective application.
The NAIC approved an initiative to create a new modeling and rating process for non-agency residential mortgage-backed securities (“RMBS”), “The RMBS Initiative". For each RMBS within the scope of the guidance, the model determines the price at which the modeled expected loss equals the midpoint between the risk-based capital (“RBC”) charges for each NAIC designation, i.e. each price point that, if exceeded, changes the NAIC designation. A security’s carrying amount is based upon the initial NAIC designation, which is determined using the security’s amortized cost. A final NAIC designation is determined using the security’s carrying amount. This final NAIC designation is applicable for all statutory accounting and reporting purposes, including establishing the IMR, AVR and RBC, except for establishing the appropriate carrying value. This guidance was effective for December 31, 2009.
Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2010 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35, “Guaranty Fund and Other Assessments", guaranty fund assessment (“GFA”) liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement.
Business Risks
The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in laws or regulations that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to whether future legislation might be enacted, or if enacted that would include provisions with possible negative effects on the Company’s life and annuity products.

14

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
3.	Accounting Policies
Investments
Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:
•	Bonds — at cost, adjusted for amortization of premium or discount. Bonds with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on bonds is amortized using the interest method on a retrospective basis. A yield to worst amortization method is used to take into consideration any bond call or sinking fund feature.

•	Loan-backed securities — are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective managers and the prepayment windows and/or cashflows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received.

•	Preferred Stocks — at lower of cost, amortized cost or fair value. Preferred stocks with NAIC designations of 1 through 3 with characteristics of debt securities are reported at cost or amortized cost. All other preferred stocks are reported at the lower of cost, amortized cost or fair value.

•	Common stocks of non-affiliates — at fair value.

•	Short-term investments — at cost or amortized cost.

•	Other invested assets — these balances consist of venture capital and real estate joint venture partnerships. They are carried at cost plus equity in undistributed earnings or losses for participants, net of a valuation allowance.

•	Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.
Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). The Company recorded $0, $290,000, and $4,069,000, respectively, fixed maturity write-downs on securities other than loan -backed securities for the periods ended December 31, 2010, 2009 and 2008. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for OTTI classification. Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R Loan-Backed and Structured Securities.

15

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company recorded $2,280,000, $1,820,000 and $0, respectively, fixed maturity write-downs on loan-backed and structured securities for the periods ended December 31, 2010, 2009 and 2008.
Investment Income and Realized Gains and Losses
Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, with the exception of mortgage loans in default are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2010, 2009 and 2008.
Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses, including changes in real estate-related reserves, are credited or charged to surplus, net of deferred tax.
Securities Lending
The Company has entered into a securities lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the fair value of domestic loaned securities and 105% of the fair value of foreign loaned securities.
The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in overnight repurchases in U.S. governmental and Agency securities. Income earned from the security lending arrangement is shared 25% and 75% between the lending agent and the Company, respectively. Income earned by the Company was approximately $3,000, $0 and $27,000 in 2010, 2009 and 2008, respectively. There were no securities on loan as of December 31, 2010. The Company’s securities on loan as of December 31, 2009 primarily consisted of U.S. Treasury Notes, U.S. Government Agency and corporate fixed income securities and had an estimated fair value of approximately $27,081,000. The fair value of the reinvested cash collateral was approximately $27,696,000.
Income and Expenses
Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of premiums and annuity considerations, investment income and policy charges and fees. Expenses consist of benefits, changes in aggregate reserves and policy maintenance costs.
Life and interest-sensitive life insurance contract premiums are recognized as income when due, while annuity contract premiums are recognized as income when received. Expenses, including acquisition costs related to acquiring new and renewal business, such as commissions, are charged to operations as incurred.
During 2008 the Company’s third party administrator recorded considerations for supplemental contracts not involving life contingencies but did not notify the Company of such recordings in 2008 per agreed procedures. As such, because the associated increase in reserves was not recorded as an expense in the same period, the recording of these considerations served to increase the Company’s 2008 net gain from operations before federal income taxes by $3,456,000. This error in notification was discovered by the Company in late January 2009 through its reconciliations, was investigated, and in March 2009 the Company recorded the then current value for the increase in associated reserves, $3,329,000, which served to reduce the Company’s 2009 net gain from operations before federal income taxes by the same amount.

16

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Correction of this out-of-period error from 2008 in March 2009, which the Company determined to be immaterial and is not reflected in the accompanying 2008 statutory financial statements, would have had the impact of increasing interest and adjustments on policy or deposit-type contracts, an expense, recorded in the 2008 Statutory Statement of Operations from ($2,315,000) to $1,141,000, increasing net loss from operations before federal income taxes from ($33,768,000) to ($37,224,000), decreasing federal income taxes incurred from ($22,614,000) to ($23,286,000), and increasing net loss from ($15,695,000) to ($17,941,000). Had this error been corrected in 2008, ending capital and surplus reported in the 2008 Statutory Statements of Capital and Surplus would have changed from $166,863,000 to $164,817,000.
Correction of this out-of-period error from 2008 in March 2009 had the impact of increasing interest and adjustments on policy or deposit-type contracts recorded in the 2009 Statutory Statement of Operations, an expense, from $1,605,000 to $4,933,000, decreasing net gain from operations before federal income taxes from $16,590,000 to $13,261,000, decreasing federal income taxes incurred from ($5,519,000) to ($6,684,000), and decreasing net income from $19,568,000 to $17,405,000. The correction of this error had no impact on ending capital and surplus of $187,496,000 reported in the 2009 Statement of Changes in Capital and Surplus.
Policy Liabilities and Other Policyholders’ Funds
Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Interest crediting rates under the contracts’ accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.
Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 4.5% to 6.0%.
The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.
Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.
Separate Accounts Business
The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.
The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus.

17

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The assets are invested primarily in a series of mutual funds managed by DWS Investments, and other unaffiliated mutual fund managers.
Reinsurance
In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.
Federal Income Taxes
The Company has applied the NAIC Statement of Statutory Accounting Principles No. 10R, “Income taxes — Revised, A Temporary Replacement of SSAP No. 10”. Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred income tax assets and liabilities are recognized as adjustments to surplus. Deferred tax assets are admitted to the extent they meet specific criteria but are limited to the amount of gross deferred tax assets expected to be reversed within a limited time period and adjusted surplus. Companies that meet the risk-based capital trend-test may elect to admit additional deferred tax assets under the provisions of paragraph 10.e, which provides expanded time periods and surplus limitations. The Company qualifies for and has elected to apply the expanded provisions.
The Company records interest and penalties related to income tax contingencies as a component of income tax expense.
Nonadmitted Assets
Certain assets, designated as “nonadmitted assets”, have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.
Statement of Cash Flows
The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

18

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
4.	Investments
The components of investment income by type of investment for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	2010	2009	2008
Bonds	$21,377	$20,903	$18,111
Preferred stocks	—	—	46
Contract loans	3,339	3,611	3,170
Short-term investments	57	89	1,027
Other	557	1,574	2,190

Gross investment income	$25,330	$26,177	$24,544
Less: Investment expenses	(725)	(915)	(417)

Net investment income	$24,605	$25,262	$24,127

In 2010, 2009 and 2008, the Company’s investment expenses included fees of approximately $232,000, $204,000 and $157,000, respectively, to Deutsche Investment Management Americas, Inc.
In 2010, 2009 and 2008, the Company’s investment expenses included fees of approximately $112,000, $108,000 and $108,000 respectively, to Zurich Investment Services.
The Company also incurred investment fees in 2010, 2009 and 2008 of approximately $489,000, $240,000 and $140,000, respectively, to Zurich Global Investment Management (“ZGIM”), an affiliate of Zurich Financial Services.
The Company owns one low income housing tax credit (“LIHTC”) property, National Equity Fund. The number of remaining tax credits is one year and the required holding period for the LIHTC investment is four years.
Realized Gains and Losses
Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities.
Realized investment gains and losses for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	2010	2009	2008
Bonds	$2,253	$(2,296)	$(719)

	2,253	(2,296)	(719)
Transfer to (from) interest maintenance reserve	(516)	868	238
Add: Tax impact from net realized gains and losses	1,227	998	560

	$2,964	$(430)	$79

19

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Impairment losses for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	2010	2009	2008
Bonds	$(2,280)	$(2,110)	$(4,069)
Other	—	—	(13)

	$(2,280)	$(2,110)	$(4,082)

Unrealized Gains and Losses on Fixed Maturities and Preferred Stocks
Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of bonds and preferred stocks, as of December 31, 2010 and 2009 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
2010
Fixed maturities
U.S. government	$50,193	$1,051	$(17)	$51,227
Other governments	1,352	66	—	1,418
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	31,611	1,250	(423)	32,438
Industrial and miscellaneous (unaffiliated)	353,606	25,935	(1,979)	377,562

Total fixed maturities	$436,762	$28,302	$(2,419)	$462,645

2009
Fixed maturities
U.S. government	$39,738	$932	$(306)	$40,364
Other governments	750	29	—	779
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	34,894	822	(548)	35,168
Industrial and miscellaneous (unaffiliated)	345,477	15,389	(7,944)	352,922

Total fixed maturities	$420,859	$17,172	$(8,798)	$429,233

Unrealized Losses on Fixed Maturities
The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. The Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2010 and 2009 due to the issuers’ continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value.

20

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Fair value and gross unrealized losses of fixed maturities as of December 31, 2010 and 2009 were as follows:

	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
	Estimated	Unrealized	Estimated	Unrealized
(in thousands of dollars)	Fair Value	Losses	Fair Value	Losses
2010
Fixed maturities
U.S. government	$9,977	$(17)	$—	$—
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	7,052	(423)	—	—
Industrial and miscellaneous (unaffiliated)	32,340	(713)	11,322	(1,266)

Total fixed maturities	$49,369	$(1,153)	$11,322	$(1,266)

2009
Fixed maturities
U.S. government	$19,211	$(306)	$—	$—
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	17,883	(548)	—	—
Industrial and miscellaneous (unaffiliated)	29,727	(1,339)	43,874	(6,605)

Total fixed maturities	$66,821	$(2,193)	$43,874	$(6,605)

As of December 31, 2010, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 46 securities. As of December 31, 2010, there was one security with a fair value less than 80% of the security’s amortized cost for greater than 12 continuous months.
Fixed maturities in an unrealized loss position for less than 12 months were comprised of 39 securities, of which 84%, or fair value $41,511,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.
Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2010, were comprised of 7 securities with a total fair value of $11,322,000. The unrealized loss of $1,266,000 relates to industrial and miscellaneous securities. The decline in fair value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. Bonds, except mortgage-backed securities, classified as non-investment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized. Mortgage-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received.

21

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2010.
Concentrations of Credit Risk
The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.
Loan-backed Securities
Prepayment assumptions for loan-backed securities were obtained from broker dealer survey values. These assumptions are consistent with the current interest rate and economic environment.
In accordance with SSAP No. 43R, effective July 1, 2009, loan-backed securities with fair value less than amortized cost and the Company (i) has the intent to sell the security, or (ii) inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value with the associated realized loss reported in net income. Loan-backed securities impaired due to intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis are summarized in the following table:

			Other-than-Temporary- Impairment Recognized in Loss
			Amortized Cost
			Basis Before
			Other-than-
			Temporary-
(in thousands of dollars)			Impairment	Interest	Non-interest	Fair Value
OTTI Recognized

a	)	Intent to sell	$1,965	$(1,057)	$—	$908
b	)	Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—
c	)	Total	$1,965	$(1,057)	$—	$908
Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. Loan-backed securities impaired to their present value of projected cash flows that are still held as of December 31, 2010 consisted of the following:

22

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009

				Amortized		Date of
		Present	Recognized	Cost After		Financial
	Amortized Cost	Value of	Other-Than-	Other-Than-	Fair Value	Statement
(in thousands of dollars)	Before Current	Projected	Temporary-	Temporary-	at Time of	Where
Cusip	Period OTTI	Cash Flows	Impairment	Impairment	OTTI	Reported
46630JAQ2	$1,962	$1,419	$(543)	$1,419	$489	12/31/2009
46630JAQ2	1,419	303	(1,116)	303	549	6/30/2010
	$3,381	$1,722	$(1,659)	$1,722	$1,038
In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions was made on the securities. Where it was determined that less than 100% of contractual cash flows would be received, the impairment was measured by discounting the projected cash flows and comparing that discounted cash flows to the amortized cost basis of the securities in accordance to SSAP 43R.
The roll-forward of the amount related to credit losses recognized in earnings were as follows:

2010
(In thousands of dollars)
Beginning balance of credit losses on debt securities	$(1,070)
Additions not previously recognized	(1,223)
Reduction for securities sold during the period	1,691
Impairment on intent to sell securities	(1,057)
Additional OTTI on previously impaired securities	—
Reductions for increases in cash flows expected to be collected	—

Ending balance for securities owned as of December 31, 2010	$(1,659)

Maturities of Bonds
The amortized cost and estimated fair value of bonds, by contractual maturity, at December 31, 2010 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

		Estimated
	Amortized	Fair
(in thousands of dollars)	Cost	Value
2010
Due in 1 year or less	$16,612	$16,798
Due after 1 year through 5 years	158,295	165,204
Due after 5 years through 10 years	64,611	70,825
Due after 10 years	49,218	53,287

	288,736	306,114
Mortgage-backed securities	148,027	156,531

	$436,763	$462,645

23

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Proceeds from sales of bonds and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2010, 2009, and 2008 are as follows:

	Gross	Gross
(in thousands of dollars)	Gains	Losses	Proceeds
2010 Bonds	$2,911	$(2,938)	$106,356

2009 Bonds	$1,351	$(5,757)	$79,577

2008 Bonds	$87	$(4,875)	$44,707
Bonds with an amortized cost of approximately $3,466,000 and $3,314,000 were on deposit with regulatory authorities at December 31, 2010 and 2009, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $3,696,000 and $3,595,000 as of December 31, 2010 and 2009, respectively.
5.	Fair Value of Financial Instruments
The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:
•	Level 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage backed securities, and exchange traded equity and derivative securities.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
•	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

24

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.
Assets Measured at Fair Value
The following table provides information as of December 31, 2010 about the Company’s financial assets measured at fair value:

	Quoted
	Prices
	Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
(in thousands of dollars)	Assets	Inputs Level	Inputs Level
Asset	Level 1	Level 2	Level 3	Total

Separate account assets	$3,022,375	$5,135,486	$4,433,138	$12,590,999

Total	$3,022,375	$5,135,486	$4,433,138	$12,590,999

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the open-ended mutual funds are included in Level 1. The open-ended mutual funds are valued at the net asset values of the respective portfolios as of December 31, 2010. There are no restrictions on purchases or sales of these open-ended mutual funds. Some of the privately managed funds assets are categorized in Level 2 or 3 based on the criteria defined above. The bonds are classified into Level 1, 2 or 3, based on the availability of quoted prices or valuation techniques utilized. The short-term investments are included in Level 1. The investment income due and accrued amount is allocated to the same level as the associated security for which it is due. The stable value asset is categorized as Level 2.

25

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Changes in Level 3 Assets Measured at Fair Value
The following table summarizes the changes in assets classified as Level 3 for the years ended December 31, 2010. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs:

		Total Gains/	Purchases/
	Beginning	(Losses) included	Issuance and Sales/	Transfer into/		Ending
(in thousands of dollars)	Fair Value	in Net Income	Settlements, net	(out) of Level 3		Fair Value

Separate account assets	$4,447,082	$152,009	$(165,856)	$(97	) (1)	$4,433,138

(1)	Net transfers into Level 3 are primarily due to a change in the information available to the Company when pricing the underlying securities, changing the significant inputs used in the valuation of the underlying securities to unobservable inputs, and consequently to a Level 3 classification.
     Methods and Assumptions to Estimate Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2010 and 2009:
Bonds
The estimated fair values of bonds is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.
Contract Loans
The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.
Cash, Cash Equivalents and Short-term Investments
The carrying amounts of these items approximate fair value.

26

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2010 and 2009 were as follows:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in thousands of dollars)	Value	Fair Value	Value	Fair Value
Financial instruments recorded as assets
Bonds	$436,763	$462,645	$420,860	$429,234
Contract loans	65,909	65,909	54,404	54,404
Cash, cash equivalents and short-term investments	20,195	20,195	29,157	29,157
Other invested assets	—	—	17	17
Securities lending collateral	—	—	27,696	27,696
Separate account assets	12,590,999	12,590,999	12,703,614	12,703,614

27

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
6.	Income Taxes

Components of Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”):

	2010
(in thousands of dollars)	Ordinary	Capital	Total

Gross deferred tax assets	$36,978	$1,467	$38,445
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	36,978	1,467	38,445
Deferred tax liabilities	472	—	472

Net deferred tax assets	$36,506	$1,467	$37,973

Deferred tax assets nonadmitted	24,647	1,467	26,114

Net admitted adjusted deferred tax assets	$11,859	$—	$11,859

	2009
	Ordinary	Capital	Total

Gross deferred tax assets	$42,985	$2,250	$45,235
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	42,985	2,250	45,235
Deferred tax liabilities	335	—	335

Net deferred tax assets	$42,650	$2,250	$44,900

Deferred tax assets nonadmitted	26,901	2,250	29,151

Net admitted adjusted deferred tax assets	$15,749	$—	$15,748

	Change
	Ordinary	Capital	Total

Gross deferred tax assets	$(6,006)	$(783)	$(6,789)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	(6,006)	(783)	(6,789)
Deferred tax liabilities	137	—	137

Net deferred tax assets	$(6,143)	$(783)	$(6,926)

Deferred tax assets nonadmitted	(2,255)	(783)	(3,038)

Net admitted adjusted deferred tax assets	$(3,888)	$—	$(3,888)

The Company has elected to admit DTAs pursuant to paragraph 10.e. for all years presented.

28

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company recorded an increase in admitted DTAs as the result of its election to employ the provisions of paragraph 10.e. as follows:

2010
(in thousands of dollars)	Ordinary	Capital	Total

Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	6,649	—	6,649
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

2009
	Ordinary	Capital	Total

Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	8,380	—	8,380
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

Change
	Ordinary	Capital	Total

Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	(1,731)	—	(1,731)
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

29

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The SSAP No. 10R Admission calculation components are as follows:

	2010
(in thousands of dollars)	Ordinary	Capital	Total

SSAP No. 10R, Paragraph 10.a.	$—	$—	$—
SSAP No. 10R, Paragraph 10.b. (the lesser of 10.b.i and 10.b.ii below)	5,211	—	5,211
SSAP No. 10R, Paragraph 10.b.i.	5,211	—	5,211
SSAP No. 10R, Paragraph 10.b.ii	—	—	17,673
SSAP No. 10R, Paragraph 10.c.	472	—	472

Total (paragraph 10.a. + 10.b. + 10.c.)	$5,683	$—	$5,683

SSAP No. 10R, Paragraph 10.e.i.	$—	$—	$—
SSAP No. 10R, Paragraph10.e.ii. (the lesser of 10.e.ii.a. and 10.e.ii.b. below)	11,860	—	11,860
SSAP No. 10R, Paragraph10.e.ii.a.	11,860	—	11,860
SSAP No. 10R, Paragraph10.e.ii.b.	—	—	26,510
SSAP No. 10R, Paragraph10.e.iii.	472	—	472

Total (10.e.i. + 10.e.ii. + 10.e.iii.)	$12,332	$—	$12,332

Used in SSAP No. 10R, Paragraph 10.d.:
Total Adjusted Capital			178,259
Authorized Control Level			836%

	2009
	Ordinary	Capital	Total

SSAP No. 10R, Paragraph 10.a.	$—	$—	$—
SSAP No. 10R, Paragraph 10.b. (the lesser of 10.b.i and 10.b.ii below)	7,369	—	7,369
SSAP No. 10R, Paragraph 10.b.i.	7,369	—	7,369
SSAP No. 10R, Paragraph 10.b.ii	—	—	15,734
SSAP No. 10R, Paragraph 10.c.	335	—	335

Total (paragraph 10.a. + 10.b. + 10.c.)	$7,704	$—	$7,704

SSAP No. 10R, Paragraph 10.e.i.	$—	$—	$—
SSAP No. 10R, Paragraph10.e.ii. (the lesser of 10.e.ii.a. and 10.e.ii.b. below)	15,749	—	15,749
SSAP No. 10R, Paragraph10.e.ii.a.	15,749	—	15,749
SSAP No. 10R, Paragraph10.e.ii.b.	—	—	23,600
SSAP No. 10R, Paragraph10.e.iii.	335	—	335

Total (10.e.i. + 10.e.ii. + 10.e.iii.)	$16,084	$—	$16,083

Used in SSAP No. 10R, Paragraph 10.d.:
Total Adjusted Capital			179,130
Authorized Control Level			853%

	Change
	Ordinary	Capital	Total

SSAP No. 10R, Paragraph 10.a.	$—	$—	$—
SSAP No. 10R, Paragraph 10.b. (the lesser of 10.b.i and 10.b.ii below)	(2,158)	—	(2,158)
SSAP No. 10R, Paragraph 10.b.i.	(2,158)	—	(2,158)
SSAP No. 10R, Paragraph 10.b.ii	—	—	1,939
SSAP No. 10R, Paragraph 10.c.	137	—	137

Total (paragraph 10.a. + 10.b. + 10.c.)	$(2,021)	$—	$(2,020)

SSAP No. 10R, Paragraph 10.e.i.	$—	$—	$—
SSAP No. 10R, Paragraph10.e.ii. (the lesser of 10.e.ii.a. and 10.e.ii.b. below)	(3,889)	—	(3,889)
SSAP No. 10R, Paragraph10.e.ii.a.	(3,889)	—	(3,889)
SSAP No. 10R, Paragraph10.e.ii.b.	—	—	2,909
SSAP No. 10R, Paragraph10.e.iii.	137	—	137

Total (10.e.i. + 10.e.ii. + 10.e.iii.)	$(3,752)	$—	$(3,752)

Used in SSAP No. 10R, Paragraph 10.d.:
Total Adjusted Capital			(871)
Authorized Control Level			-17%

30

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The following table provides information about the admitted DTA, admitted assets, statutory surplus and total capital in the risk based calculation resulting from the calculation in paragraph 10a, 10b, 10c of SSAP No. 10R, and the increased amount of DTAs, admitted assets and surplus as a result of the application of paragraph 10.e. of SSAP No. 10R.

	2010
(in thousands of dollars)	Ordinary	Capital	Total

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$5,683	$—	$5,683
Admitted Assets	—	—	13,201,497
Adjusted Statutory Capital and Surplus*	—	—	176,731
Total Adjusted Capital from DTAs	—	—	178,259

Increases due to SSAP No. 10R, Paragraph 10.e.
Admitted Deferred Tax Assets	$6,649	$—	$6,649
Admitted Assets	6,649	—	6,649
Statutory Surplus	6,649	—	6,649

	2009
	Ordinary	Capital	Total

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$7,704	$—	$7,704
Admitted Assets	—	—	13,316,534
Adjusted Statutory Capital and Surplus*	—	—	157,337
Total Adjusted Capital from DTAs	—	—	179,130

Increases due to SSAP No. 10R, Paragraph 10.e.
Admitted Deferred Tax Assets	$8,380	$—	$8,380
Admitted Assets	8,380	—	8,380
Statutory Surplus	8,380	—	8,380

	Change
	Ordinary	Capital	Total

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$(2,020)	$—	$(2,020)
Admitted Assets	—	—	(115,036)
Adjusted Statutory Capital and Surplus*	—	—	19,394
Total Adjusted Capital from DTAs	—	—	(871)

Increases due to SSAP No. 10R, Paragraph 10.e.
Admitted Deferred Tax Assets	$(1,731)	$—	$(1,731)
Admitted Assets	(1,731)	—	(1,731)
Statutory Surplus	(1,731)	—	(1,731)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, Paragraph 10.b.ii

31

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The impact of Tax Planning Strategies includes:

	2010
	Ordinary	Capital	Total

Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	0.0%	3.8%	3.8%
Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	0.0%	0.0%	0.0%
The Company is currently recognizing all deferred tax liabilities.
Current income taxes incurred consist of the following major components:
(in thousands of dollars)

Description	2010	2009	2008
Current income tax expense ( benefit ) — operations	$(12,477)	$(6,684)	$(22,614)
Current income tax expense ( benefit ) — capital gains	(1,227)	(998)	(560)

Federal income taxes incurred	$(13,704)	$(7,682)	$(23,174)

32

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2010	2009	Change
Deferred Tax Assets:
Ordinary:
Life insurance reserves	$12,246	$12,876	$(630)
Deferred acquisition costs	20,997	26,287	(5,290)
Nonadmitted assets	454	292	162
Compensation and benefits accrual	390	581	(191)
Tax credit carryforward	2,834	2,834	0
Other	57	116	(59)

Subtotal	36,978	42,986	(6,008)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted Deferred Tax Assets	24,647	26,901	(2,255)

Admitted Ordinary Deferred Tax Assets	$12,331	$16,085	$(3,753)

Capital:
Unrealized losses	$—	$—	$—
Bond write-downs	1,207	1,933	(726)
Partnerships	260	318	(57)

Subtotal	1,467	2,251	(783)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted Deferred Tax Assets	1,467	2,251	(783)

Admitted Capital Deferred Tax Assets	$—	$—	$—

Admitted Deferred Tax Assets	$12,331	$16,085	$(3,753)

(in thousands of dollars)	2010	2009	Change
Deferred Tax Liabilities:
Ordinary:
Market discount on bonds	$471	$335	$136
Depreciation/amortization	1	—	1
Other	—	—	—

Total Deferred Tax Liabilities	$472	$335	$137

Capital:
Investments	$—	$—	$—
Other	—	—	—

Total Capital Deferred Tax Liabilities	$—	$—	$—

Total Deferred Tax Liabilities	$472	$335	$137

Net Admitted Deferred Tax Assets/Liabilities	$11,859	$15,750	$(3,891)

33

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The change in net deferred income taxes is composed of the following:

(in thousands of dollars)	2010	2009	Change
Total deferred tax assets	$38,445	$45,236	$(6,791)
Total deferred tax liabilities	472	335	137

Net deferred tax asset	$37,973	$44,901	(6,928)

Tax effect of unrealized (gains) losses			—

Change in net deferred income tax (charge)/benefit			$(6,928)

Reconciliation of Federal Income Tax Rate to Actual Effective Rate
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 35% to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2010	2009	2008
Provision computed at statutory rate	$(2,944)	$3,099	$(13,499)
Amortization of interest maintenance reserve	45	16	(80)
Separate accounts dividend received deduction	(1,870)	(1,747)	(1,061)
Ceding commission included in surplus	(1,058)	(1,290)	(1,888)
Nonadmitted assets	(163)	591	1,060
Other	(786)	(548)	3,206

Total	$(6,776)	$121	$(12,262)

Federal income tax incurred	$(12,477)	$(6,684)	$(22,614)
Tax on capital gains/(losses)	(1,227)	(998)	$(560)
Less: Change in net deferred income tax	6,928	7,803	10,912

Total statutory income taxes	$(6,776)	$121	$(12,262)

As of December 31, 2010 the Company did not have any operating loss carryforwards.
The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

Amount
2010	$—
2009	$—
2008	$—
Deposits admitted under IRC §6603	None

34

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company’s federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Universal Underwriters of Texas Insurance Company
American Zurich Insurance Company	Universal Underwriters Service Corporation
Assurance Company of America	UUBVI, Limited
Colonial American Casualty & Surety Company	Vehicle Dealer Solutions, Inc.
Diversified Specialty Risk, Inc.	Zurich Agency Services, Inc.
Empire Fire and Marine Insurance Company	Zurich Alternative Asset Management, LLC
Empire Indemnity Insurance Company	Zurich American Insurance Company
Fidelity & Deposit Company of Maryland	Zurich American Insurance Company of Illinois
Maryland Casualty Company	Zurich American Corporation
Maryland Insurance Company	Zurich American Life Insurance Company of New York
Maunalua Associates, Inc.	Zurich CZI Management Holding, Ltd.
Northern Insurance Company of New York	Zurich E & S Insurance Brokerage, Inc.
South County Services Company Inc.	Zurich Finance (USA), Inc.
Steadfast Insurance Company	Zurich Global, Ltd.
The Zurich Services Corporation	Zurich Global Investment Management Inc.
Universal Underwriters Acceptance Corporation	Zurich Holding Company of America, Inc.
Universal Underwriters Insurance Company	Zurich Latin America Corporation
Universal Underwriters Insurance Services, Inc.	Zurich Realty, Inc.
Universal Underwriters Life Insurance Company	Zurich Warranty Solutions, Inc.
A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.
The Company’s significant tax jurisdiction is U.S. Federal tax. The statutes of limitations for all tax returns through the year ended December 31, 2004 are closed. The examination of the consolidated group’s tax return for the tax years 2003 through 2004 was settled with the Appeals Division of Internal Revenue Service (“IRS”). Tax refunds related to the 2003/2004 Appeals settlement were approved by Joint Committee on Taxation and received in Q2 2010. The examination of the consolidated group’s tax returns for tax years 2005 and 2006 is currently before IRS Appeals. The 2005 and 2006 Separate account dividend received deduction disallowance attributable to the Company was fully conceded by the IRS in 2010. In October 2009, the IRS commenced its examination of tax years 2007 and 2008, which is scheduled to be completed by the end of June 2011. The Company believes the ultimate liability for the matters referred to above is not likely to have a material adverse affect on the Company’s financial position; however, it is possible the effect could be material to the Company’s results of operations for an individual future reporting period.
During the first quarter of 2011, ZHCA reached a settlement in principle with the Appeals Division of IRS with respect to tax years 2005 to 2006 and is in the process of determining additional taxes due for those years. The IRS completed its examination for the tax years 2007 and 2008, and on March 22, 2011 issued a Revenue Agent’s Report (“RAR”). ZHCA will protest certain disputed amounts by required due date and will seek resolution of the disputed tax matters through the Appeals Division of the IRS.
The Company did not accrue any interest and penalties related to income tax contingencies.

35

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
7.	Information Concerning Parent, Subsidiaries and Affiliates

The Company held no investments in parents, affiliates or subsidiaries as of the years ended December 31, 2010 and 2009. The Company has related party services agreements and reinsurance agreements.

At December 31, 2010 and 2009, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2010	2009
Zurich Insurance Company	$—	$31

Receivable from related party	$—	$31

Zurich Insurance Company — Bermuda Branch	$(16,064)	$(15,068)
Farmers New World Life Insurance Company	(247)	(669)
Universal Underwriters Life Insurance Company	(280)	—
Zurich American Insurance Company	(472)	(456)
Centre Group Holdings (US) Limited	(989)	(375)
ZFUS Services LLC	(1,818)	—

Payable to related party	$(19,870)	$(16,568)

Net payable to related party	$(19,870)	$(16,537)

For the years 2010, 2009 and 2008, the Company incurred the following amounts of expense in association with services provided by related parties:

(in thousands of dollars)	2010	2009	2008
Farmers New World Life Insurance Company	$2,523	$1,550	$1,273
Centre Group Holdings (US) Limited	3,374	956	1,183
ZFUS Services LLC	13,212	168	—

	$19,109	$2,674	$2,456

Services provided by affiliated companies include, but are not limited to, management, administrative and general services, data processing, financial services, investment services, investment advisory, investment accounting and financial reporting. Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.
The Company has no guarantees or undertakings for the benefit of an affiliate that would result in a material contingent exposure.

36

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
8.  Life Reserves
Reserves for Life Contracts and Deposit-Type Contracts
The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. The Company reserves for surrender values promised in excess of the legally computed reserves.
Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding, in addition, one half of the net valuation premium for the modal period.
As of December 31, 2010 and 2009, the Company had $769,000 and $663,000, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the IDOI and related reserves of $7,000 and $6,000, respectively.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.
For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
Variable Annuities with Guaranteed Living Benefits
The Company’s variable annuities with guaranteed living benefits at December 31, 2010 and 2009 are as follows:

	Guaranteed Living Benefits
	Subjected	Amount of	Reinsurance
	Account	Reserve	Reserve
(in thousands of dollars)	Value	Held-Net	Credit
Benefit and Type of Risk
December 31, 2010
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,605,369	$24,632	$1,104,045
December 31, 2009
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,645,737	$26,941	$1,159,315
Note: GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.
Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII reserve basis. This change in reserve methodology was included in the Company’s Life and annuity reserves as shown on page 3 of these financial statements with no impact to the net retained reserve. The December 31, 2010 reserves for GMDB and GRIB meet the requirements of Actuarial Guideline XLIII. The Company also calculates the GMDB and GRIB reserves using the Actuarial Guideline XXXIII/Actuarial Guideline XXXIV reserve basis, and holds the higher of the two reserves basis in Exhibit 5 of the Annual Statement.

37

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
     Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2010 and 2009 were as follows:

	2010		2009
		Percentage		Percentage
(in thousands of dollars)	Amount	of Total	Amount	of Total
Subject to discretionary withdrawal
With fair value adjustment	$157,820	2.51%	$184,874	2.85%
At book value less current surrender charge of 5% or more	10,793	0.17%	20,583	0.32%
At fair value	2,730,578	43.46%	2,770,798	42.77%

Total with adjustment or at market value	$2,899,191	46.14%	$2,976,255	45.94%
At book value without adjustment (minimal or no charge or adjustment)	1,704,659	27.13%	1,736,115	26.80%
Not subject to discretionary withdrawal	1,678,959	26.73%	1,766,328	27.26%

Total	$6,282,809	100.00%	$6,478,698	100.00%

Reinsurance ceded	(3,213,807)		(3,377,588)

Net total	$3,069,002		$3,101,110

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2010 and 2009 were as follows:

(in thousands of dollars)	2010	2009
Life and accident and health annual statement
Annuities (excluding supplementary contracts)	$148,688	$149,584
Supplementary contracts with life contingencies	162,362	150,734
Liability for deposit-type contracts	3,126	4,047

Total annuity and deposit-type contracts	314,176	304,365

Separate accounts annual statement
Annuities (excluding supplementary contracts)	2,747,935	2,788,876
Supplementary contracts including life contingencies	3,688	3,788
Liability for deposit-type contracts	3,203	4,081

Total separate accounts	2,754,826	2,796,745

Total annuity actuarial reserves and deposit-type contract liabilities	$3,069,002	$3,101,110

38

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
9.	Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120 million. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $1.3 million, $1.6 million and $2.3 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $1.7 million, $2.1 million and $3.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As part of the coinsurance agreement with PLICO (Note 1), most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2010 and 2009, the Company’s separate account assets subject to the coinsurance agreement with PLICO were approximately $1.3 billion and $1.2 billion, respectively.

FNWL

The Company entered into a modified coinsurance agreement on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing non-qualified individual flexible payment fixed deferred (“NQ-FPDA”) and non-qualified individual single premium fixed deferred (“NQ-SPDA”) annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. These assets consist principally of a portfolio of fixed income financial instruments. The values of these assets may fluctuate with changes in interest rates and other market conditions, and these fluctuations may be significant. The Company is at risk for such fluctuations. The reserve balances under this modified coinsurance agreement were approximately $665.7 million and $661.4 million as of December 31, 2010 and 2009, respectively. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities are assumed by the Company. In exchange, the Company receives all premiums and pays benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive necessary services pursuant to this agreement.

39

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
FLA

As of December 31, 2010 and 2009, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $139.5 million and $146.8 million, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2010 and 2009, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $176.2 million and $188.0 million, respectively.

ZIC

On November 17, 2006, the Company entered into a reinsurance agreement (the “ZIC Agreement”) with ZIC, an affiliate. The Company ceded 100% of the net amounts at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003. In accordance with Section 131.20a of the Illinois Insurance Code (the “Code”), the Company submitted Form D-1, reporting a proposed reinsurance contract and requested approval of the contract and the Form D-1 filing under Section 174 of the Code. In connection with the Form D-1 filing, the IDOI approved the transaction on November 3, 2006, as submitted by the Company, which incorporated pro forma accounting treatment including reserve credits proposed under the reinsurance contract. In addition the IDOI approved the reserve credit calculation methodology and the accounting as prescribed.

The Company’s most significant policy risks prior to the ZIC Agreement were the GMDB and GRIB risks. The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded $779,632,000 of GMDB net amount at risk and $752,181,000 of GRIB net amount at risk at December 31, 2010 and $951,931,000 of GMDB net amount at risk and $922,341,000 of GRIB net amount at risk at December 31, 2009.

The ceding premium paid to ZIC in exchange for reinsurance of GMDB and GRIB net amounts at risk for contracts issued after April 30, 2000 was $1,008,700,000. In addition, the ZIC Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the ZIC Agreement. The interest paid, in accordance with the ZIC Agreement, was $11,090,000.

On December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. Interest accrued from the effective date of the Amendment to December 23, 2008 at an annual rate of 5.25% was paid in the amount of $1,438 along with the premium on December 23, 2008.

Pursuant to the ZIC Agreement, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2010 and December 31, 2009, 102% of the statutory reserve credit assumed by ZIC was $1,259,452,000 and $1,336,199,000, respectively. The associated letters of credit and trust asset balances at

40

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
December 31, 2010 and December 31, 2009, were $1,402,370,000 and $1,520,419,000, respectively.

ZIBB

The Company entered into a reinsurance treaty with ZIBB, an affiliate, in June 2002. A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the “Trustee”, and Fund Accountant and Custodian. At December 31, 2010 and December 31, 2009, reinsurance recoverables totaling approximately $271.5 million and approximately $305.9 million, respectively, were secured by the Trust, which was supported by cash and invested assets with a fair value of approximately $307.9 million and $339.5 million at December 31, 2010 and 2009, respectively.

As of December 31, 2010, 2009 and 2008, amounts associated with reinsurance assumed from affiliated insurance companies for life and annuity products were as follows:

(in thousands of dollars)	2010	2009	2008
Premiums assumed from affiliated insurance companies	$43,590	$26,937	$26,372

Benefits assumed from affiliated insurance companies	$62,681	$61,715	$80,102

As of December 31, 2010, 2009 and 2008, amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life and annuity products were as follows:

(in thousands of dollars)	2010	2009	2008
Reserves ceded to affiliated insurance companies	$1,249,378	$1,323,721	$1,369,435
Reserves ceded to unaffiliated insurance companies	2,440,524	2,557,450	2,823,148

Total reserves ceded	$3,689,902	$3,881,171	$4,192,583

Premiums ceded to affiliated insurance companies	$199,104	$186,753	$179,701
Premiums ceded to unaffiliated insurance companies	86,696	93,728	101,691

Total premiums ceded	$285,800	$280,481	$281,392

Benefits ceded to affiliated insurance companies	$265,294	$361,225	$229,250
Benefits ceded to unaffiliated insurance companies	422,733	596,179	730,897

Total benefits ceded	$688,027	$957,404	$960,147

41

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Such amounts related to life insurance in force at December 31, 2010 and 2009 were as follows:

(in thousands of dollars)	2010	2009
Direct and assumed	$60,135,263	$61,457,731

Ceded to
Affiliated insurance companies	$48,740,781	$49,675,048
Unaffiliated insurance companies	2,006,169	2,166,212

Total ceded	$50,746,950	$51,841,260

10.	Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the IDOI. Due to the fact that statutory unassigned surplus is also negative, the Company cannot pay a regular dividend in 2011. No cash dividends were paid in 2010 or 2009.

11.	Retirement Plans and Other Postretirement Benefit Plans

Consolidated/Holding Company Plans

In 2004, the Company began participating in a qualified, non-contributory defined benefit pension plan, which is sponsored by an affiliated entity, Farmers Group, Inc. (“FGI”). Effective January 1, 2009 the Company transitioned to a Cash Balance Program. However, vested employees who were age 40 and over or who had 10 or more years of service as of December 31, 2008 were “grandfathered” in the previous Pension Program. This approach helps employees closer to retirement to maintain the full value of their anticipated pension benefit. Benefits under the Pension Program are based on an employee’s years of service and compensation during the last five years of employment. The FGI funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. Under the Cash Balance Program, FGI makes regular contributions to the employee’s account. The amount of these contributions is based on a percentage of an employee’s base pay and will vary depending on an employee’s age and length of service.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, FNWL, an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. The Company has no pension plan liability as of December 31, 2010 and 2009. The Company’s share of pension costs was approximately $311,000, $428,000 and $350,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

42

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Defined Contribution Plans

Effective January 1, 2009 the Company transitioned from a deferred profit sharing plan to a 401(k) Savings Plan which includes a dollar-for-dollar Company match up to 6% of employees’ earned base pay. All employees, including new hires, are vested in the 401(k) Savings Plan immediately. The cost to the Company for the 401(k) Savings Plan is included in the overhead and administrative charges paid by the Company to FNWL. Additionally, the Company’s contribution to the newly adopted 401K Savings Plan totaled $143,000 and $198,000 for the year ended December 31, 2010 and 2009, respectively.

12.	Separate Accounts

General Nature and Characteristics of Separate Accounts Business

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group, variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the Separate Accounts are carried at current market value, which is based on upon the closing bid price, net asset value. The negative liability for transfers to Separate Accounts due or accrued represents the Commissioners Annuity.

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2010 and 2009.

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $2.1 million, $0.5 million and $6.5 million of renewal premium on existing BOLI contracts during 2010, 2009 and 2008, respectively. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products. No commissions are paid on BOLI product sales.

43

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Separate accounts fees and miscellaneous income were comprised of the following for the years ended December 31, 2010, 2009 and 2008:

(in thousands of dollars)	2010	2009	2008
Separate accounts fees on non-BOLI variable life and annuities	$13,569	$15,272	$20,650
BOLI cost of insurance charges and fees[1]	197,951	184,659	167,225
BOLI tax benefits[2]	(845)	(1,058)	(1,058)

Total separate accounts fees and miscellaneous income	$210,675	$198,873	$186,817

(1)	The Company ceded approximately $199.1 million, $186.8 million and $169.7 million of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2010, 2009 and 2008, respectively.

(2)	The Company paid approximately $0.8 million, $1.1 million and $1.1 million in DAC tax allowances to ZIBB in 2010, 2009 and 2008, respectively, for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.
Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.
Information regarding the reserves included in the separate accounts of the Company as of December 31, 2010 were as follows:

	Nonindexed	Nonindexed
	Guarantee	Guarantee	Nonguaranteed
	Less Than/	More	Separate
(in thousands of dollars)	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2010	$241	$—	$48,928	$49,169

Reserves at December 31, 2010	$16,417	$938	$12,546,101	$12,563,456

For accounts with assets at:
Market value	$16,417	$938	$12,546,101	$12,563,456

Total reserves	$16,417	$938	$12,546,101	$12,563,456

By withdrawal characteristics:
With market value adjustment	$16,417	$938	$—	$17,355
At market value	—	—	12,546,101	12,546,101

Total	$16,417	$938	$12,546,101	$12,563,456

44

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2010, 2009 and 2008:

(in thousands of dollars)	2010	2009	2008
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$112,140	$111,727	$160,784
Transfers from separate accounts	(548,403)	(1,450,570)	(1,139,512)

Net transfers from separate accounts	$(436,263)	$(1,338,843)	$(978,728)

Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(55,816)	(43,320)	(12,700)
Change in termination value of separate accounts	(2,651)	(11,177)	(38,745)
Separate accounts trading gain (loss)	37	69	(890)
SVP Surrender	(1,039)	(5,419)	—
Transfers required to support benefits	(2,780)	(4,385)	(2,172)
Terminated policy refunds	255	1,530	2,858
Funding of MVA Settlement	(1,233)	4,591	—
Ceded transfers	(1,558)	—	4,299
Other	—	(1,090)	(117)

Net transfers from separate accounts as reported in the statement of operations	$(501,048)	$(1,398,044)	$(1,026,195)

13.	Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty would not exceed $4,000,000. The Company was fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. The insurance expired in 2007. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction. While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company future cash outlays. The extent or amount of such events, if any, cannot be estimated with certainty at this time. However, management expects this to have no material impact on the results of operations, financial position or liquidity for the years ended December 31, 2010, 2009 and 2008.

45

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Rent paid, including allocations of rent from third-party administrators, was approximately $448,000, $546,000 and $542,000 for the years ended December 31, 2010, 2009 and 2008 respectively.

The three year sublease term for Bellevue, WA, administrative office ended as of August 31, 2010. The new administrative office is located in Jersey City, NJ. The lease agreement for this office commenced on May 1, 2010, for a term of 12 months renewable with 60-day notice from end date. It was renewed for another 12 months period, starting on April 1, 2011, with automatic renewal for successive periods equal to the current term.

14.	Subsequent Events

As of April 30, 2011, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying financial statements that would have a material effect on the financial condition of the Company.

46

SUPPLEMENTAL SCHEDULES

Zurich American Life Insurance Company
Supplemental Schedule of Assets and Liabilities
December 31, 2010
The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

2010
Investment income earned
U. S. government bonds	$904,381
Other bonds (unaffiliated)	20,472,496
Contract loans	3,339,273
Cash, cash equivalents and short-term investments	56,275
Other invested assets	(16,893)
Aggregate write-ins for investment income	573,975

Gross investment income	$25,329,507

2010
Bonds and short-term investments, by class and maturity
Bonds by maturity — statement value
Due within 1 year or less	$57,896,797
Over 1 year through 5 years	242,050,260
Over 5 years through 10 years	97,359,847
Over 10 years through 20 years	7,207,099
Over 20 years	45,908,343

Total by maturity	$450,422,346

Bonds by class — statement value
Class 1	$378,759,815
Class 2	57,323,648
Class 3	4,086,341
Class 4	6,286,933
Class 5	3,965,421
Class 6	188

Total by class	$450,422,346

Total bonds publicly traded	$411,251,580

Total bonds privately traded	$39,170,766

Short-term investments — book value	$13,659,361

Cash on deposit	$6,535,422

48

Zurich American Life Insurance Company
Supplemental Schedule of Assets and Liabilities
December 31, 2010

Life insurance in force
Industrial	$—

Ordinary	$—

Credit life	$—

Group life	$9,387,995,000

Amount of additional accidental death benefits in force under ordinary policies	$200,000

Supplemental contracts in force
Ordinary — not involving life contingencies
Amount on deposit	$—

Income payable	$14,937,060

Ordinary — involving life contingencies
Income payable	$46,336,244

Group — not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group — involving life contingencies
Income payable	$—

Annuities
Ordinary
Immediate — amount of income payable	$—

Deferred — fully paid — account balance	$256,547,861

Deferred — not fully paid — account balance	$2,648,037,713

Group
Amount of income payable	$—

Fully paid — account balance	$—

Not fully paid — account balance	$1,632,860,569

Deposit funds and dividend accumulations
Deposit funds — account balance	$21,101,134

Dividend accumulations — account balance	$—

49

Zurich American Life Insurance Company
Supplemental Summary Investment Schedule
December 31, 2010
The Company’s gross investment holdings as filed with the 2010 Annual Statement are $522,867,120.

			Admitted Assets as
	Gross		Reported in the
	Investment Holdings		Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
2010
Bonds
U.S. treasury securities	$35,551,314	6.80%	$35,551,314	6.80%
U.S. government agency obligations
Issued by U.S. government sponsored agencies	9,710,283	1.86%	9,710,283	1.86%
Foreign government (including Canada, excluding mortgage-backed securities)	1,352,252	0.26%	1,352,252	0.26%
Securities issued by states, territories and possessions and political subdivisions in the U.S.	1,729,448	0.33%	1,729,448	0.33%
Political subdivisions of state, territories and possessions general obligations	4,033,599	0.77%	4,033,599	0.77%
Revenue and assessment obligations	7,053,000	1.35%	7,053,000	1.35%
Mortgage-backed securities
Pass-through securities
Guaranteed by GNMA	2,179,659	0.42%	2,179,659	0.42%
Issued by FNMA and FHLMC	6,010,724	1.15%	6,010,724	1.15%
CMOs and REMICs
Issued by FNMA and FHLMC	12,566,110	2.40%	12,566,110	2.40%
Alll other privately issued	127,270,953	24.34%	127,270,953	24.34%
Other debt and other fixed income securities (excluding short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	187,222,049	35.81%	187,222,049	35.81%
Unaffiliated foreign securities	42,083,600	8.05%	42,083,600	8.05%
Contract loans	65,909,086	12.61%	65,909,086	12.61%
Cash, cash equivalents and short-term investments	20,194,782	3.86%	20,194,782	3.86%
Other invested assets	261	0.00%	261	0.00%

Total invested assets	$522,867,120	100.00%	$522,867,120	100.00%

50

Zurich American Life Insurance Company
Supplemental Investment Risks Interrogatories
December 31, 2010
The Company’s total admitted assets, excluding separate account assets, as filed in the 2010 Annual Statement were $617,147,175.
The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

		Percentage
		of Total
		Admitted
Investments	Amount	Assets
Credit Suisse Group AG	$17,813,323	2.89%
FGCI POOL# E86435	16,441,237	2.66%
Morgan Stanley Prime Money Market	13,659,360	2.21%
Bear Stearns Commercial Mortgage	11,888,715	1.93%
LB-UBS Commercial Mortgage Trust	11,012,088	1.78%
Wachovia Bank Commercial Mortgage	10,066,118	1.63%
Greenwich Capital Commercial Finance	8,585,856	1.39%
General Electric Co	8,383,047	1.36%
JP Morgan Chase Commercial Mortgage	8,039,058	1.30%
Citigroup Inc	7,962,833	1.29%
The amounts and percentages of the Company’s total admitted assets held in bonds and preferred stocks by NAIC rating are as follows:

	Bonds			Preferred Stocks
	Amount	Percentage		Amount	Percentage
NAIC — 1	$378,759,815	61.37%	P/RP-1	$—	0.00%
NAIC — 2	57,323,648	9.29%	P/RP-2	—	0.00%
NAIC — 3	4,086,341	0.66%	P/RP-3	—	0.00%
NAIC — 4	6,286,933	1.02%	P/RP-4	—	0.00%
NAIC — 5	3,965,421	0.64%	P/RP-5	—	0.00%
NAIC — 6	188	0.00%	P/RP-6	—	0.00%

	$450,422,346			$—

51

Zurich American Life Insurance Company
Supplemental Investment Risks Interrogatories
December 31, 2010
The Company holds admitted assets in foreign investments of $36,840,833 or 5.97% of total admitted assets.
The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

		Percentage of
		Total Admitted
	Amount	Assets
Countries rated NAIC — 1	$36,840,833	5.97%
Countries rated NAIC — 2	—	0.00%
Countries rated NAIC — 3 or below	—	0.00%
The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Percentage of
		Total Admitted
	Amount	Assets
Countries Rated NAIC — 1:
Great Britain	$9,443,896	1.53%
Luxembourg	5,305,423	0.86%
Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.
The Company’s 10 largest non-sovereign foreign issues and related percentages of total admitted assets are listed below:

2010			Percentage
NAIC			Total
Rating		Amount	Assets
1Z	BARCLAYS PLC	$2,643,180	0.43%
1Z	CODELCO INC	2,497,069	0.40%
1FE	ANZ NATL BANK INTL LTD	2,398,017	0.39%
1FE	UBS AG STAMFORD CT	2,083,206	0.34%
1FE	ROYAL BK OF SCOTLAND	1,961,141	0.32%
1FE	BHP BILLITON FINANCE	1,870,117	0.30%
2FE	HBOS PLC	1,744,180	0.28%
1Z	CREDIT SUISSE NEW YORK	1,633,819	0.26%
1FE	ENEL FINANCE INTERNATION	1,498,603	0.24%
1FE	TELEFONCIA SA	1,472,092	0.24%
The Company does have Canadian investments of $6,595,020 or 1.07% of total admitted assets, which is below the threshold of 2.5%.

52

Zurich American Life Insurance Company
Supplemental Investment Risks Interrogatories
December 31, 2010
Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.
Question 13 is not applicable as the Company does not hold any equity interests.
Question 14 is not applicable as the Company does not hold any investments in nonaffiliated, privately placed equity securities.
Question 15 is not applicable as the Company does not hold any investments in general partnership interests.
Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.
Question 18 is not applicable as the Company does not hold any real estate investments.
Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.
Question 20, the Company holds the following amounts in securities lending arrangements as of:

		Percentage of
		Total Admitted
Date	Amount	Assets
March 31, 2010 (unaudited)	$862,762	Not Applicable
June 30, 2010 (unaudited)	—	Not Applicable
September 30, 2010 (unaudited)	—	Not Applicable
December 31, 2010	—	0.00%
Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.
Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

53

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT
OF ZURICH AMERICAN LIFE INSURANCE COMPANY
REPORT ON AUDIT OF FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2010

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

[PWC Letterhead]
Report of Independent Registered Public Accounting Firm
To the Contract Owners of ZALICO Variable Annuity Separate Account
and the Board of Directors of Zurich American Life Insurance Company
In our opinion, the accompanying statement of assets, liabilities and contract owners’ equity and the related statements of operations and of changes in contract owners’ equity present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the ZALICO Variable Annuity Separate Account at December 31, 2010, and the results of each of their operations and the changes in each of their contract owners’ equity for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Zurich American Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2010 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
April 28, 2011

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

									American Century
									Variable Portfolios,
	Alger Portfolios								Inc.
					Alger	Alger	Alger	Alger	American
	Alger	Alger	Alger Capital	Alger Capital	Large Cap	Mid Cap	Mid Cap	Small Cap	Century VP Income
	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2	Growth I-2	Growth S	Growth I-2	& Growth
	Subaccount	Subaccount (a)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$42,236,701	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	42,236,701	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	259	—	—	—	—	—	—	—	—

Contract owners’ equity	$42,236,442	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

Accumulation period	$42,219,613	—	54,320,978	1,536	11,324,692	13,497,680	13,164	8,549,601	10,418,866
Annuity period	16,828	—	1	—	17,105	—	—	14,339	718

Total Contract Owners’ Equity	$42,236,442	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

Units Outstanding	3,448,862	—	4,577,704	83	208,811	383,795	844	172,886	1,449,828

Shares Owned in each Portfolio	3,637,959	—	1,041,430	30	259,657	1,058,642	1,067	267,206	1,722,245

Fair Value per Share	$11.61	—	52.16	51.04	43.68	12.75	12.34	32.05	6.05

(a)	Cessation of operations as of November 23, 2010, Alger Balanced Portfolio Class S. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

						Dreyfus		The Dreyfus
	American Century			Credit Suisse		Investment		Socially Responsible
	Variable Portfolios, Inc.			Trust		Portfolios		Growth Fund, Inc.
	American	American	American	Credit Suisse	Credit Suisse	Dreyfus	Dreyfus		Dreyfus Socially
	Century VP Income	Century VP	Century VP	Trust International	Trust International	I.P. MidCap	I.P. MidCap	Dreyfus Socially	Responsible Growth
	& Growth II	Value	Value II	Equity Flex II	Equity Flex III	Stock A	Stock SC	Responsible Growth A	SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$8,917	20,808,685	3,919	—	43,926,844	58,739,382	2,010,062	5,724,278	2,028
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	8,917	20,808,685	3,919	—	43,926,844	58,739,382	2,010,062	5,724,278	2,028

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	638	—	—	—

Contract owners’ equity	$8,917	20,808,685	3,919	—	43,926,844	58,738,744	2,010,062	5,724,278	2,028

Accumulation period	$8,917	20,765,372	3,919	—	43,907,334	58,729,730	2,010,062	5,724,278	2,028
Annuity period	—	43,313	—	—	19,510	9,014	—	—	—

Total Contract Owners’ Equity	$8,917	20,808,685	3,919	—	43,926,844	58,738,744	2,010,062	5,724,278	2,028

Units Outstanding	693	2,020,986	272	—	2,176,109	3,677,366	126,956	507,993	160

Shares Owned in each Portfolio	1,474	3,550,970	669	—	6,685,973	4,460,090	152,740	191,447	68

Fair Value per Share	$6.05	5.86	5.86	—	6.57	13.17	13.16	29.90	29.71

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS
	Variable Series I
				DWS	DWS
	DWS	DWS	DWS	Global	Global	DWS	DWS	DWS	DWS
	Bond	Capital	Capital	Opportunities	Opportunities	Growth & Income	Growth & Income	Health Care	Health Care
	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$24,437,674	229,376,794	176,898	74,320,458	3,557	30,926,698	106,869	30,941,936	11,550
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	24,437,674	229,376,794	176,898	74,320,458	3,557	30,926,698	106,869	30,941,936	11,550

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	6,998	—	—	—	—	—	9	—

Contract owners’ equity	$24,437,674	229,369,796	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550

Accumulation period	$24,436,527	228,507,685	176,898	74,320,458	3,557	30,889,266	106,869	30,941,736	11,550
Annuity period	1,148	862,111	—	—	—	37,431	—	192	—

Total Contract Owners’ Equity	$24,437,674	229,369,796	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550

Units Outstanding	2,608,674	17,222,300	12,475	3,381,940	165	3,206,489	8,426	2,228,996	655

Shares Owned in each Portfolio	4,317,610	11,708,872	9,067	5,204,514	254	4,090,833	14,155	2,728,566	1,049

Fair Value per Share	$5.66	19.59	19.51	14.28	14.03	7.56	7.55	11.34	11.01

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS		DWS
	Variable Series I		Variable Series II
								DWS
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Diversified	DWS
	International	International	Balanced	Blue Chip	Blue Chip	Core Fixed	Davis Venture	International Equity	Dreman Small Mid
	VIP A	VIP B	VIP	VIP A	VIP B	Income VIP A	Value VIP	VIP	Cap Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$42,166,920	71,620	180,809,182	58,274,262	166,590	47,896,149	—	59,066,342	132,029,494
Dividends and other receivables	—	—	—	—	—	208	—	—	—

Total assets	42,166,920	71,620	180,809,182	58,274,262	166,590	47,896,356	—	59,066,342	132,029,494

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	2,253	—	1,491	2,110	—	—	—	6	1,517

Contract owners’ equity	$42,164,667	71,620	180,807,691	58,272,151	166,590	47,896,356	—	59,066,335	132,027,978

Accumulation period	$42,099,450	71,620	179,194,651	58,224,136	166,590	47,811,221	—	58,960,584	131,887,226
Annuity period	65,217	—	1,613,040	48,016	—	85,135	—	105,752	140,751

Total Contract Owners’ Equity	$42,164,667	71,620	180,807,691	58,272,151	166,590	47,896,356	—	59,066,335	132,027,978

Units Outstanding	4,135,335	5,486	24,051,653	5,581,706	11,664	11,343,078	—	13,620,379	17,119,399

Shares Owned in each Portfolio	5,129,796	8,713	8,170,320	5,471,762	15,598	5,473,846	—	7,310,191	10,813,226

Fair Value per Share	$8.22	8.22	22.13	10.65	10.68	8.75	—	8.08	12.21

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS
	Variable Series II
				DWS	DWS
	DWS	DWS	DWS	Government &	Government &	DWS	DWS	DWS	DWS
	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP	High Income	High Income	Janus Growth &	Large Cap
	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B	VIP A	VIP B	Income VIP	Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$235,392	38,862,156	39,713	87,300,242	208,559	119,021,930	144,160	—	131,101,667
Dividends and other receivables	—	—	—	1,637	—	—	—	—	—

Total assets	235,392	38,862,156	39,713	87,301,879	208,559	119,021,930	144,160	—	131,101,667

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	151	—	—	—	361	—	—	8,803

Contract owners’ equity	$235,392	38,862,005	39,713	87,301,879	208,559	119,021,569	144,160	—	131,092,864

Accumulation period	$235,392	38,858,490	39,713	86,557,811	208,559	118,357,372	144,160	—	130,791,068
Annuity period	—	3,515	—	744,068	—	664,197	—	—	301,796

Total Contract Owners’ Equity	$235,392	38,862,005	39,713	87,301,879	208,559	119,021,569	144,160	—	131,092,864

Units Outstanding	11,666	2,422,143	2,347	12,819,801	16,798	12,443,455	8,577	—	16,958,065

Shares Owned in each Portfolio	19,294	4,187,732	4,275	6,725,751	16,105	17,249,555	20,802	—	11,110,311

Fair Value per Share	$12.20	9.28	9.29	12.98	12.95	6.90	6.93	—	11.80

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS			DWS	DWS
	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic	DWS	DWS	Technology	Technology
	Value VIP B	Growth VIP	VIP	VIP	Income VIP	Strategic Value VIP A	Strategic Value VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount (b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$169,630	16,831,006	94,048,655	59,138,426	44,962,277	147,904,599	152,542	46,276,132	15,771
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	169,630	16,831,006	94,048,655	59,138,426	44,962,277	147,904,599	152,542	46,276,132	15,771

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	383	179	1,059	5,948	—	733	—

Contract owners’ equity	$169,630	16,831,006	94,048,272	59,138,246	44,961,218	147,898,651	152,542	46,275,399	15,771

Accumulation period	$169,630	16,831,006	93,804,060	59,080,550	44,863,589	147,798,304	152,542	46,259,022	15,771
Annuity period	—	—	244,211	57,696	97,629	100,347	—	16,378	—

Total Contract Owners’ Equity	$169,630	16,831,006	94,048,272	59,138,246	44,961,218	147,898,651	152,542	46,275,399	15,771

Units Outstanding	12,864	1,555,860	20,485,047	15,249,794	2,785,117	11,960,608	13,311	7,780,964	1,125

Shares Owned in each Portfolio	14,363	1,351,888	94,048,655	4,269,922	3,759,388	18,192,448	18,717	4,222,275	1,482

Fair Value per Share	$11.81	12.45	1.00	13.85	11.96	8.13	8.15	10.96	10.64

(b)	Effective December 17, 2010, DWS Money Market VIP Subaccount merged with Franklin Zero Coupon 2010. Previous to this date effective November 23, 2010, Subaccount merged with Alger Balanced Portfolio CL S. Previous to this date effective April 23, 2010, Subaccount merged with JPMorgan Insurance Trust Balanced.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS	DWS		Fidelity
	Variable Series II	Investments VIT Funds		Variable Insurance Products Funds
	DWS	DWS	DWS	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity
	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP	VIP	VIP	VIP	VIP
	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund	Contrafund 2	Equity Income	Equity Income 2	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$44,025,360	76,429,234	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	44,025,360	76,429,234	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	32	901	—	—	—	—	—	—	—

Contract owners’ equity	$44,025,328	76,428,333	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

Accumulation period	$44,024,765	76,412,132	18,235	5,253,419	70,541,968	16,836	27,240,328	5,781	25,144,354
Annuity period	563	16,201	—	25,035	155,814	—	26,918	—	23,800

Total Contract Owners’ Equity	$44,025,328	76,428,333	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

Units Outstanding	3,490,690	7,268,242	1,799	172,024	1,687,941	985	776,241	447	497,735

Shares Owned in each Portfolio	4,496,972	5,803,283	1,387	363,030	2,960,544	717	1,433,609	308	678,570

Fair Value per Share	$9.79	13.17	13.15	14.54	23.88	23.49	19.02	18.75	37.09

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

									Franklin Templeton
	Fidelity		Franklin Templeton						Variable Insurance
	Variable Insurance Products Funds		Variable Insurance Products Trust						Products Trust
	Fidelity	Fidelity	Franklin	Franklin	Franklin	Franklin	Franklin	Mutual	Mutual
	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income	U.S.	Zero Coupon	Global Discovery	Shares
	Index 500	Index 500 SC	Securities	Securities	Securities	Government	2010	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (c)	Subaccount	Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

Accumulation period	$58,910,831	3,698,741	6,612,007	6,367,489	10,955,351	4,403,283	—	22,536,869	6,837,548
Annuity period	157,236	—	21,305	—	6,010	—	—	8,698	9,945

Total Contract Owners’ Equity	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

Units Outstanding	392,293	26,097	442,763	310,603	699,669	351,890	—	1,069,950	466,521

Shares Owned in each Portfolio	446,167	28,168	352,461	391,845	861,742	335,872	—	1,084,443	429,310

Fair Value per Share	$132.39	131.31	18.82	16.25	12.72	13.11	—	20.79	15.95

(c)	Cessation of operations as of December 17, 2010, Franklin Zero Coupon 2010. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	Franklin Templeton	ING	ING
	Variable Insurance	Global Resources	Investors					Janus
	Products Trust	Trust	Trust	Invesco Variable Insurance Funds (d)				Aspen Series
			ING JPMorgan	Invesco	Invesco	Invesco		Janus	Janus
	Templeton Developing	ING Global Resources	Emerging Markets	Financial Services	Global	Global	Invesco	Aspen	Aspen Enterprise -
	Markets Securities	Trust	Equity	Fund	Health Care	Real Estate	Utilities	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount (e)	Subaccount (f)	Subaccount (g)	Subaccount (h)	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,943,471	76,092,291	47,048,479
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,943,471	76,092,291	47,048,479

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	633	—	—

Contract owners’ equity	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479

Accumulation period	$8,616,972	10,783,429	10,687,499	945,252	1,574,995	6,789,014	19,931,687	75,547,713	47,002,747
Annuity period	84,061	4,994	112,412	—	—	943	11,151	544,579	45,732

Total Contract Owners’ Equity	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479

Units Outstanding	262,452	797,856	410,250	142,544	111,169	316,699	1,823,497	1,801,300	1,178,022

Shares Owned in each Portfolio	770,003	501,787	471,200	168,194	94,255	499,997	1,341,188	2,688,774	1,215,095

Fair Value per Share	$11.30	21.50	22.92	5.62	16.71	13.58	14.87	28.30	38.72

(d)	Effective April 30, 2010, the AIM Variable Insurance Funds name changed to Invesco Variable Insurance Funds.

(e)	Effective April 30, 2010, name changed from AIM V.I. Financial Services Subaccount.

(f)	Effective April 30, 2010, name changed from AIM V.I. Global Health Care Subaccount.

(g)	Effective April 30, 2010, name changed from AIM V.I. Global Real Estate Subaccount.

(h)	Effective April 30, 2010, name changed from AIM V.I. Utilities Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide	Aspen Worldwide -	Insurance Trust	Insurance Trust	Insurance Trust
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (i)	Subaccount	Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

Accumulation period	$1,205,840	28,252,323	5,063,419	—	47,750,093	3	—	1,683,174	349,960
Annuity period	—	96,336	—	—	91,836	—	—	—	—

Total Contract Owners’ Equity	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

Units Outstanding	91,164	1,086,131	234,843	—	1,485,843	—	—	130,762	29,833

Shares Owned in each Portfolio	33,739	1,168,535	321,691	—	1,587,850	—	—	145,856	32,018

Fair Value per Share	$35.74	24.26	15.74	—	30.13	—	—	11.54	10.93

(i)	Cessation of operations as of April 23, 2010, JPMorgan Insurance Trust Balanced. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

					JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan Insurance	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Trust Mid Cap	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Growth	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (j)	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—

Accumulation period	$—	10,247,276	2,111	3,318,820	997,218	7,869,055	4,786,222	439,475	—
Annuity period	—	—	—	—	—	1	11,126	—	—

Total Contract Owners’ Equity	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—

Units Outstanding	—	574,058	185	230,250	65,505	559,958	250,165	33,881	—

Shares Owned in each Portfolio	—	1,004,635	140	212,472	58,972	1,157,214	320,893	28,010	—

Fair Value per Share	$—	10.20	15.11	15.62	16.91	6.80	14.95	15.69	—

(j)	Effective December 17, 2010, name changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

									Oppenheimer
		JPMorgan			Oppenheimer				Variable Account
	Series Trust II		Variable Account Funds						Funds
					Oppenheimer				Oppenheimer
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Global Strategic	Oppenheimer	Oppenheimer	Oppenheimer	Small-MidCap
	MidCap	Small	Capital	Global	Income Fund	High	Main	Main Street	Growth
	Value	Company	Appreciation	Securities	VA Service	Income	Street	Small Cap	Fund VA Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (k)	Subaccount	Subaccount	Subaccount	Subaccount (l)
ASSETS

Investments in underlying portfolio funds, at fair value	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951

Accumulation period	$—	—	2,382,999	27,097,429	10,061,327	736,349	5,702,698	7,722,501	685,951
Annuity period	—	—	138	5,150	—	—	—	1	—

Total Contract Owners’ Equity	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951

Units Outstanding	—	—	181,049	1,297,530	673,633	196,373	413,223	401,412	50,367

Shares Owned in each Portfolio	—	—	59,593	902,216	1,771,360	344,088	275,360	441,286	15,089

Fair Value per Share	$—	—	39.99	30.04	5.68	2.14	20.71	17.50	45.46

(k)	Effective April 30, 2010, name changed from Oppenheimer Strategic Bond Subaccount.

(l)	Effective April 30, 2010, name changed from Oppenheimer Mid Cap Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$125,192	138,146
Dividends and other receivables	—	—

Total assets	125,192	138,146
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—

Contract owners’ equity	$125,192	138,146

Accumulation period	$125,192	138,146
Annuity period	—	—

Total Contract Owners’ Equity	$125,192	138,146

Units Outstanding	8,032	9,216

Shares Owned in each Portfolio	12,544	13,232

Fair Value per Share	$9.98	10.44

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

									American Century
									Variable Portfolios,
	Alger Portfolios								Inc.
					Alger	Alger	Alger	Alger	American
	Alger	Alger	Alger Capital	Alger Capital	Large Cap	Mid Cap	Mid Cap	Small Cap	Century VP Income
	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2	Growth I-2	Growth S	Growth I-2	& Growth
	Subaccount	Subaccount (a)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$1,091,193	998	203,633	3	83,612	—	—	—	154,219

EXPENSES
Mortality and expense risk charges	615,258	793	731,563	79	155,437	176,869	226	109,956	142,474

Net investment income (loss)	$475,936	205	(527,929)	(76)	(71,825)	(176,869)	(226)	(109,956)	11,746

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(1,543,441)	2,020	1,878,448	728	352,718	(2,101,827)	(34)	591,375	(825,175)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(1,543,441)	2,020	1,878,448	728	352,718	(2,101,827)	(34)	591,375	(825,175)

Change in unrealized appreciation (depreciation) of investments	4,655,964	(1,886)	4,564,542	247	947,407	4,350,810	2,134	1,251,931	1,998,524

Net realized and unrealized gain (loss) on investments	$3,112,523	133	6,442,990	976	1,300,125	2,248,983	2,101	1,843,306	1,173,348

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$3,588,459	338	5,915,061	900	1,228,301	2,072,114	1,875	1,733,350	1,185,094

(a)	Cessation of operations as of November 23, 2010, Alger Balanced Portfolio Class S. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

						Dreyfus		The Dreyfus
	American Century			Credit Suisse		Investment		Socially Responsible
	Variable Portfolios, Inc.			Trust		Portfolios		Growth Fund, Inc.
	American	American	American	Credit Suisse	Credit Suisse	Dreyfus	Dreyfus		Dreyfus Socially
	Century VP Income	Century VP	Century VP	Trust International	Trust International	I.P. MidCap	I.P. MidCap	Dreyfus Socially	Responsible Growth
	& Growth II	Value	Value II	Equity Flex II	Equity Flex III	Stock A	Stock SC	Responsible Growth A	SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$103	436,378	74	—	41,653	519,758	13,357	48,548	11

EXPENSES
Mortality and expense risk charges	137	237,980	60	—	610,835	752,080	24,770	78,684	32

Net investment income (loss)	$(33)	198,398	14	—	(569,182)	(232,322)	(11,413)	(30,136)	(21)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$13	(4,889,898)	(24)	—	(843,827)	(5,007,041)	(311,940)	123,633	2
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	13	(4,889,898)	(24)	—	(843,827)	(5,007,041)	(311,940)	123,633	2

Change in unrealized appreciation (depreciation) of investments	972	6,474,590	403	—	5,514,222	17,225,220	667,080	571,637	245

Net realized and unrealized gain (loss) on investments	$986	1,584,692	379	—	4,670,394	12,218,179	355,140	695,270	246

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$952	1,783,089	393	—	4,101,212	11,985,857	343,727	665,134	225

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

					DWS
	Variable Series I
				DWS	DWS
	DWS	DWS	DWS	Global	Global	DWS	DWS	DWS	DWS
	Bond	Capital	Capital	Opportunities	Opportunities	Growth & Income	Growth & Income	Health Care	Health Care
	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$1,083,585	2,034,271	924	265,805	3	504,101	1,477	—	—

EXPENSES
Mortality and expense risk charges	353,315	3,121,197	3,067	937,702	73	426,709	1,960	455,178	215

Net investment income (loss)	$730,271	(1,086,926)	(2,144)	(671,896)	(71)	77,392	(484)	(455,178)	(215)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(713,319)	(713,341)	(517)	(1,327,532)	(30)	(1,686,012)	(2,311)	(1,109,323)	103
Capital gain distributions	—	—	—	—	—	—	—	2,234,286	796

Net realized gain (loss) on investments	(713,319)	(713,341)	(517)	(1,327,532)	(30)	(1,686,012)	(2,311)	1,124,963	899

Change in unrealized appreciation (depreciation) of investments	1,295,982	32,412,552	25,100	16,823,104	773	5,146,965	14,457	1,254,568	(77)

Net realized and unrealized gain (loss) on investments	$582,663	31,699,211	24,583	15,495,572	743	3,460,953	12,146	2,379,531	821

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,312,933	30,612,285	22,439	14,823,676	672	3,538,346	11,662	1,924,353	606

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS		DWS
	Variable Series I		Variable Series II
								DWS
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Diversified	DWS
	International	International	Balanced	Blue Chip	Blue Chip	Core Fixed	Davis Venture	International Equity	Dreman Small Mid
	VIP A	VIP B	VIP	VIP A	VIP B	Income VIP A	Value VIP	VIP	Cap Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$955,605	1,335	5,712,133	854,443	1,920	3,150,415	—	1,290,372	1,602,932

EXPENSES
Mortality and expense risk charges	614,328	1,388	2,449,340	817,466	3,091	736,945	—	777,149	1,709,291

Net investment income (loss)	$341,277	(52)	3,262,793	36,977	(1,170)	2,413,470	—	513,222	(106,359)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(2,500,902)	(2,391)	1,632,443	(6,074,750)	(1,461)	(7,744,969)	—	(9,228,353)	(5,211,311)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(2,500,902)	(2,391)	1,632,443	(6,074,750)	(1,461)	(7,744,969)	—	(9,228,353)	(5,211,311)

Change in unrealized appreciation (depreciation) of investments	1,809,833	2,083	11,632,735	12,394,087	19,765	7,943,839	—	13,584,603	29,075,981

Net realized and unrealized gain (loss) on investments	$(691,070)	(308)	13,265,177	6,319,337	18,305	198,870	—	4,356,250	23,864,670

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(349,792)	(360)	16,527,970	6,356,314	17,134	2,612,340	—	4,869,472	23,758,311

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS
	Variable Series II
				DWS	DWS
	DWS	DWS	DWS	Government &	Government &	DWS	DWS	DWS	DWS
	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP	High Income	High Income	Janus Growth &	Large Cap
	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B	VIP A	VIP B	Income VIP	Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$1,986	362,668	198	4,159,671	9,151	9,143,778	11,524	—	2,678,408

EXPENSES
Mortality and expense risk charges	4,195	527,381	614	1,295,967	3,859	1,565,295	2,853	—	1,842,653

Net investment income (loss)	$(2,209)	(164,713)	(415)	2,863,704	5,291	7,578,483	8,670	—	835,755

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(21,867)	(6,552,668)	(412)	2,422,191	827	(931,905)	(5,587)	—	(4,108,882)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(21,867)	(6,552,668)	(412)	2,422,191	827	(931,905)	(5,587)	—	(4,108,882)

Change in unrealized appreciation (depreciation) of investments	66,138	10,844,182	4,832	(599,907)	2,679	6,807,205	12,722	—	14,427,100

Net realized and unrealized gain (loss) on investments	$44,271	4,291,514	4,420	1,822,284	3,505	5,875,300	7,135	—	10,318,218

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$42,062	4,126,801	4,004	4,685,988	8,797	13,453,783	15,805	—	11,153,973

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS			DWS	DWS
	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic	DWS	DWS	Technology	Technology
	Value VIP B	Growth VIP	VIP	VIP	Income VIP	Strategic Value VIP A	Strategic Value VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount (b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$2,906	—	11,076	—	2,901,720	2,966,774	2,748	18,428	—

EXPENSES
Mortality and expense risk charges	3,119	204,069	1,595,176	746,355	633,682	2,120,370	3,186	634,402	417

Net investment income (loss)	$(213)	(204,069)	(1,584,100)	(746,355)	2,268,038	846,404	(438)	(615,974)	(417)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(14,630)	(214,355)	—	442,125	238,415	(21,780,279)	(35,849)	1,281,736	150
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(14,630)	(214,355)	—	442,125	238,415	(21,780,279)	(35,849)	1,281,736	150

Change in unrealized appreciation (depreciation) of investments	28,459	3,760,777	—	13,424,591	1,144,239	35,705,709	50,053	5,930,796	3,408

Net realized and unrealized gain (loss) on investments	$13,829	3,546,423	—	13,866,716	1,382,653	13,925,430	14,204	7,212,532	3,557

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$13,616	3,342,354	(1,584,100)	13,120,361	3,650,691	14,771,834	13,767	6,596,559	3,140

(b)	Effective December 17, 2010, DWS Money Market VIP Subaccount merged with Franklin Zero Coupon 2010. Previous to this date effective November 23, 2010, Subaccount merged with Alger Balanced Portfolio CL S. Previous to this date effective April 23, 2010, Subaccount merged with JPMorgan Insurance Trust Balanced.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS	DWS				Fidelity
	Variable Series II	Investments VIT Funds		Variable Insurance Products Funds
	DWS	DWS	DWS	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity
	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP	VIP	VIP	VIP	VIP
	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund	Contrafund 2	Equity Income	Equity Income 2	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$5,815	1,406,990	284	85,307	810,000	156	466,825	86	62,219

EXPENSES
Mortality and expense risk charges	544,163	1,050,976	350	70,038	902,831	253	359,418	88	318,442

Net investment income (loss)	$(538,348)	356,014	(66)	15,268	(92,831)	(97)	107,407	(1)	(256,223)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(2,592,413)	(1,112,192)	(468)	(65,732)	(2,704,576)	40	(1,540,608)	(22)	1,007,261
Capital gain distributions	—	—	—	25,624	29,406	7	—	—	76,364

Net realized gain (loss) on investments	(2,592,413)	(1,112,192)	(468)	(40,108)	(2,675,170)	47	(1,540,608)	(22)	1,083,625

Change in unrealized appreciation (depreciation) of investments	12,602,383	9,796,696	2,524	639,022	12,474,690	2,243	4,762,032	689	3,823,082

Net realized and unrealized gain (loss) on investments	$10,009,970	8,684,504	2,057	598,914	9,799,519	2,289	3,221,424	667	4,906,707

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$9,471,622	9,040,518	1,990	614,182	9,706,688	2,193	3,328,831	665	4,650,484

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

									Franklin Templeton
	Fidelity		Franklin Templeton						Variable Insurance
	Variable Insurance Products Funds		Variable Insurance Products Trust						Products Trust
	Fidelity	Fidelity	Franklin	Franklin	Franklin	Franklin	Franklin	Mutual	Mutual
	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income	U.S.	Zero Coupon	Global Discovery	Shares
	Index 500	Index 500 SC	Securities	Securities	Securities	Government	2010	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (c)	Subaccount	Subaccount
REVENUE

Dividend income	$1,075,273	59,474	99,309	41,845	505,582	157,306	577,248	276,506	98,878

EXPENSES

Mortality and expense risk charges	774,066	55,507	82,830	73,848	147,471	64,021	81,051	294,431	88,889

Net investment income (loss)	$301,208	3,967	16,479	(32,003)	358,111	93,284	496,198	(17,925)	9,989

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$1,784,150	(86,949)	(132,743)	(409,693)	78,326	84,082	(868,305)	239,662	(636,066)

Capital gain distributions	1,114,507	72,017	—	—	—	—	260,207	—	—

Net realized gain (loss) on investments	2,898,657	(14,932)	(132,743)	(409,693)	78,326	84,082	(608,098)	239,662	(636,066)

Change in unrealized appreciation (depreciation) of investments	3,961,486	440,074	1,192,891	1,705,466	520,837	8,526	34,564	1,965,290	1,222,699

Net realized and unrealized gain (loss) on investments	$6,860,144	425,142	1,060,148	1,295,773	599,163	92,608	(573,534)	2,204,952	586,632

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$7,161,351	429,109	1,076,627	1,263,770	957,274	185,892	(77,336)	2,187,027	596,621

(c)	Cessation of operations as of December 17, 2010, Franklin Zero Coupon 2010. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	Franklin Templeton	ING	ING
	Variable Insurance	Global Resources	Investors					Janus
	Products Trust	Trust	Trust	Invesco Variable Insurance Funds (d)				Aspen Series
			ING JPMorgan	Invesco	Invesco	Invesco		Janus	Janus
	Templeton Developing	ING Global Resources	Emerging Markets	Financial Services	Global	Global	Invesco	Aspen	Aspen Enterprise -
	Markets Securities	Trust	Equity	Fund	Health Care	Real Estate	Utilities	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount (e)	Subaccount (f)	Subaccount (g)	Subaccount (h)	Subaccount	Subaccount
REVENUE

Dividend income	$125,610	89,851	74,270	944	—	322,006	724,459	2,148,147	28,697

EXPENSES

Mortality and expense risk charges	108,493	125,147	133,166	11,658	22,298	88,591	284,956	1,035,408	585,000

Net investment income (loss)	$17,118	(35,296)	(58,896)	(10,715)	(22,298)	233,415	439,503	1,112,738	(556,303)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(545,051)	(579,732)	679,950	68,569	(143,164)	(1,887,662)	(3,368,449)	2,648,444	3,026,222

Capital gain distributions	—	—	563,257	—	—	—	—	—	—

Net realized gain (loss) on investments	(545,051)	(579,732)	1,243,208	68,569	(143,164)	(1,887,662)	(3,368,449)	2,648,444	3,026,222

Change in unrealized appreciation (depreciation) of investments	1,710,372	2,354,484	539,295	(26,597)	221,355	2,616,179	3,779,768	1,316,116	6,877,511

Net realized and unrealized gain (loss) on investments	$1,165,321	1,774,751	1,782,502	41,972	78,190	728,517	411,319	3,964,561	9,903,733

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,182,439	1,739,455	1,723,606	31,258	55,893	961,932	850,822	5,077,299	9,347,430

(d)	Effective April 30, 2010, the AIM Variable Insurance Funds name changed to Invesco Variable Insurance Funds.

(e)	Effective April 30, 2010, name changed from AIM V.I. Financial Services Subaccount.

(f)	Effective April 30, 2010, name changed from AIM V.I. Global Health Care Subaccount.

(g)	Effective April 30, 2010, name changed from AIM V.I. Global Real Estate Subaccount.

(h)	Effective April 30, 2010, name changed from AIM V.I. Utilities Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide	Aspen Worldwide -	Insurance Trust	Insurance Trust	Insurance Trust
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (i)	Subaccount	Subaccount
REVENUE

Dividend income	$4,108	297,317	24,456	—	277,936	4	—	55,081	2,126

EXPENSES

Mortality and expense risk charges	17,309	380,450	66,897	—	630,213	14	321	23,114	2,168

Net investment income (loss)	$(13,201)	(83,132)	(42,442)	—	(352,278)	(10)	(321)	31,967	(41)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$27,577	1,259,140	(176,021)	—	858,505	(36)	3,824	16,328	7,344

Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	27,577	1,259,140	(176,021)	—	858,505	(36)	3,824	16,328	7,344

Change in unrealized appreciation (depreciation) of investments	46,466	2,143,444	855,811	—	5,590,300	56	703	58,978	20,724

Net realized and unrealized gain (loss) on investments	$74,043	3,402,583	679,789	—	6,448,805	20	4,527	75,306	28,069

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$60,842	3,319,451	637,347	—	6,096,528	10	4,206	107,273	28,027

(i)	Cessation of operations as of April 23, 2010, JPMorgan Insurance Trust Balanced. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan Insurance	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Trust Mid Cap	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Growth	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (j)	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE

Dividend income	$—	25,899	158	41,898	—	93,681	—	5,446	—

EXPENSES

Mortality and expense risk charges	—	141,816	149	42,156	12,687	100,910	62,591	6,681	—

Net investment income (loss)	$—	(115,917)	9	(258)	(12,687)	(7,229)	(62,591)	(1,234)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$—	(555,718)	(456)	(225,565)	(78,080)	(37,984)	(186,440)	(70,816)	—

Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	—	(555,718)	(456)	(225,565)	(78,080)	(37,984)	(186,440)	(70,816)	—

Change in unrealized appreciation (depreciation) of investments	—	1,147,606	(119)	726,499	298,490	1,566,446	1,249,737	123,322	—

Net realized and unrealized gain (loss) on investments	$—	591,888	(575)	500,934	220,409	1,528,463	1,063,297	52,506	—

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$—	475,971	(566)	500,675	207,722	1,521,234	1,000,706	51,272	—

(j)	Effective December 17, 2010, name changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

									Oppenheimer
	JPMorgan		Oppenheimer						Variable Account
	Series Trust II		Variable Account Funds						Funds
					Oppenheimer				Oppenheimer
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Global Strategic	Oppenheimer	Oppenheimer	Oppenheimer	Small-MidCap
	MidCap	Small	Capital	Global	Income Fund	High	Main	Main Street	Growth
	Value	Company	Appreciation	Securities	VA Service	Income	Street	Small Cap	Fund VA Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (k)	Subaccount	Subaccount	Subaccount	Subaccount (l)
REVENUE

Dividend income	$—	—	—	340,604	735,753	54,685	51,135	31,196	—

EXPENSES

Mortality and expense risk charges	—	—	34,470	358,173	126,718	10,869	76,464	101,783	7,355

Net investment income (loss)	$—	—	(34,470)	(17,568)	609,036	43,815	(25,328)	(70,588)	(7,355)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$—	—	(72,584)	(1,356,704)	(83,364)	(438,674)	(292,963)	(416,753)	(61,036)

Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	—	—	(72,584)	(1,356,704)	(83,364)	(438,674)	(292,963)	(416,753)	(61,036)

Change in unrealized appreciation (depreciation) of investments	—	—	268,524	4,830,405	592,587	488,352	1,038,365	1,885,730	197,175

Net realized and unrealized gain (loss) on investments	$—	—	195,940	3,473,701	509,222	49,679	745,402	1,468,977	136,140

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$—	—	161,470	3,456,133	1,118,258	93,494	720,074	1,398,389	128,785

(k)	Effective April 30, 2010, name changed from Oppenheimer Strategic Bond Subaccount.

(l)	Effective April 30, 2010, name changed from Oppenheimer Mid Cap Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
REVENUE

Dividend income	$2,306	2,199

EXPENSES

Mortality and expense risk charges	1,806	1,934

Net investment income (loss)	$500	265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$35	223

Capital gain distributions	3,434	443

Net realized gain (loss) on investments	3,469	666

Change in unrealized appreciation (depreciation) of investments	4,334	4,157

Net realized and unrealized gain (loss) on investments	$7,803	4,823

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$8,303	5,088

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

									American Century
									Variable Portfolios,
	Alger Portfolios								Inc.
					Alger	Alger	Alger	Alger	American
	Alger	Alger	Alger Capital	Alger Capital	Large Cap	Mid Cap	Mid Cap	Small Cap	Century VP Income
	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2	Growth I-2	Growth S	Growth I-2	& Growth
	Subaccount	Subaccount (a)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$475,936	205	(527,929)	(76)	(71,825)	(176,869)	(226)	(109,956)	11,746

Net realized gain (loss) on investments	(1,543,441)	2,020	1,878,448	728	352,718	(2,101,827)	(34)	591,375	(825,175)

Change in unrealized appreciation (depreciation) of investments	4,655,964	(1,886)	4,564,542	247	947,407	4,350,810	2,134	1,251,931	1,998,524

Net increase (decrease) in contract owners’ equity resulting from operations	3,588,459	338	5,915,061	900	1,228,301	2,072,114	1,875	1,733,350	1,185,094

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	298,220	—	1,299,689	—	362,833	443,596	25	276,566	291,495
Net transfer (to) from affiliate and subaccounts	(1,310,362)	(48,578)	(908,806)	(746)	(549,177)	(695,547)	—	(622,314)	(634,612)
Payments for redemptions	(5,713,928)	(8,058)	(5,170,351)	—	(1,280,640)	(1,474,867)	—	(1,207,599)	(1,432,234)
Guaranteed retirement income benefit, maintenance fees, and other fees	(101,257)	—	(121,333)	—	—	—	—	—	—
Annuity payout reserve adjustment	(1,406)	—	—	—	(2)	—	—	(4)	(1)

Net increase (decrease) from contract owners’ equity transactions	(6,828,733)	(56,636)	(4,900,800)	(746)	(1,466,986)	(1,726,819)	25	(1,553,351)	(1,775,352)

Total increase (decrease) in contract owners’ equity	(3,240,274)	(56,298)	1,014,261	154	(238,685)	345,295	1,900	179,999	(590,258)

CONTRACT OWNERS’ EQUITY

Beginning of period	45,476,716	56,298	53,306,719	1,382	11,580,482	13,152,385	11,264	8,383,941	11,009,842

End of period	$42,236,442	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

(a)        Cessation of operations as of November 23, 2010, Alger Balanced Portfolio Class S. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

						Dreyfus		The Dreyfus
	American Century			Credit Suisse		Investment		Socially Responsible
	Variable Portfolios, Inc.			Trust		Portfolios		Growth Fund, Inc.
	American	American	American	Credit Suisse	Credit Suisse	Dreyfus	Dreyfus		Dreyfus Socially
	Century VP Income	Century VP	Century VP	Trust International	Trust International	I.P. MidCap	I.P. MidCap	Dreyfus Socially	Responsible Growth
	& Growth II	Value	Value II	Equity Flex II	Equity Flex III	Stock A	Stock SC	Responsible Growth A	SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(33)	198,398	14	—	(569,182)	(232,322)	(11,413)	(30,136)	(21)

Net realized gain (loss) on investments	13	(4,889,898)	(24)	—	(843,827)	(5,007,041)	(311,940)	123,633	2

Change in unrealized appreciation (depreciation) of investments	972	6,474,590	403	—	5,514,222	17,225,220	667,080	571,637	245

Net increase (decrease) in contract owners’ equity resulting from operations	952	1,783,089	393	—	4,101,212	11,985,857	343,727	665,134	225

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	894,772	—	—	1,076,089	638,183	63,087	153,389	—
Net transfer (to) from affiliate and subaccounts	—	4,606,631	—	—	(3,392,683)	195,163	428,238	(104,105)	55
Payments for redemptions	—	(2,253,560)	—	—	(5,115,511)	(5,556,850)	(219,757)	(696,305)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	(93,792)	(127,311)	—	(7,385)	—
Annuity payout reserve adjustment	—	16	—	—	60	(668)	—	—	—

Net increase (decrease) from contract owners’ equity transactions	—	3,247,859	—	—	(7,525,838)	(4,851,484)	271,568	(654,406)	55

Total increase (decrease) in contract owners’ equity	952	5,030,949	393	—	(3,424,626)	7,134,373	615,295	10,728	280

CONTRACT OWNERS’ EQUITY

Beginning of period	7,964	15,777,736	3,525	—	47,351,470	51,604,371	1,394,767	5,713,550	1,748

End of period	$8,917	20,808,685	3,919	—	43,926,844	58,738,744	2,010,062	5,724,278	2,028

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS
	Variable Series I
				DWS	DWS
	DWS	DWS	DWS	Global	Global	DWS	DWS	DWS	DWS
	Bond	Capital	Capital	Opportunities	Opportunities	Growth & Income	Growth & Income	Health Care	Health Care
	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$730,271	(1,086,926)	(2,144)	(671,896)	(71)	77,392	(484)	(455,178)	(215)

Net realized gain (loss) on investments	(713,319)	(713,341)	(517)	(1,327,532)	(30)	(1,686,012)	(2,311)	1,124,963	899

Change in unrealized appreciation (depreciation) of investments	1,295,982	32,412,552	25,100	16,823,104	773	5,146,965	14,457	1,254,568	(77)

Net increase (decrease) in contract owners’ equity resulting from operations	1,312,933	30,612,285	22,439	14,823,676	672	3,538,346	11,662	1,924,353	606

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	321,752	2,138,524	—	1,476,302	—	250,057	2,473	700,056	—
Net transfer (to) from affiliate and subaccounts	1,325,695	(11,063,254)	(7,849)	(908,638)	—	(1,249,188)	(856)	(1,672,006)	—
Payments for redemptions	(3,589,119)	(24,898,250)	(3,220)	(6,559,951)	—	(3,234,136)	(14,568)	(3,483,361)	(750)
Guaranteed retirement income benefit, maintenance fees, and other fees	(36,775)	(361,387)	—	(156,846)	—	(55,534)	—	(75,388)	—
Annuity payout reserve adjustment	1	(35,255)	—	(267)	—	(335)	—	(27)	—

Net increase (decrease) from contract owners’ equity transactions	(1,978,447)	(34,219,622)	(11,070)	(6,149,400)	—	(4,289,136)	(12,951)	(4,530,726)	(750)

Total increase (decrease) in contract owners’ equity	(665,513)	(3,607,337)	11,370	8,674,276	672	(750,790)	(1,289)	(2,606,373)	(144)

CONTRACT OWNERS’ EQUITY

Beginning of period	25,103,188	232,977,134	165,528	65,646,182	2,885	31,677,487	108,158	33,548,300	11,694

End of period	$24,437,674	229,369,796	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS					DWS
	Variable Series I					Variable Series II
								DWS
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Diversified	DWS
	International	International	Balanced	Blue Chip	Blue Chip	Core Fixed	Davis Venture	International Equity	Dreman Small Mid
	VIP A	VIP B	VIP	VIP A	VIP B	Income VIP A	Value VIP	VIP	Cap Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$341,277	(52)	3,262,793	36,977	(1,170)	2,413,470	—	513,222	(106,359)

Net realized gain (loss) on investments	(2,500,902)	(2,391)	1,632,443	(6,074,750)	(1,461)	(7,744,969)	—	(9,228,353)	(5,211,311)

Change in unrealized appreciation (depreciation) of investments	1,809,833	2,083	11,632,735	12,394,087	19,765	7,943,839	—	13,584,603	29,075,981

Net increase (decrease) in contract owners’ equity resulting from operations	(349,792)	(360)	16,527,970	6,356,314	17,134	2,612,340	—	4,869,472	23,758,311

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	430,714	—	1,139,298	456,832	—	409,666	—	434,765	1,988,430
Net transfer (to) from affiliate and subaccounts	(1,987,840)	2,568	(1,575,280)	(2,342,907)	(1,129)	1,588,890	—	(447,433)	(5,656,011)
Payments for redemptions	(5,135,436)	(7,998)	(20,046,147)	(6,840,413)	(13,379)	(8,444,205)	—	(5,997,858)	(12,679,754)
Guaranteed retirement income benefit, maintenance fees, and other fees	(90,812)	—	(96,672)	(125,350)	—	(94,475)	—	(78,013)	(212,802)
Annuity payout reserve adjustment	(757)	—	(1,260)	(1,614)	—	14,805	—	1,587	(1,347)

Net increase (decrease) from contract owners’ equity transactions	(6,784,132)	(5,430)	(20,580,062)	(8,853,451)	(14,508)	(6,525,319)	—	(6,086,952)	(16,561,483)

Total increase (decrease) in contract owners’ equity	(7,133,924)	(5,790)	(4,052,091)	(2,497,138)	2,627	(3,912,979)	—	(1,217,481)	7,196,828

CONTRACT OWNERS’ EQUITY

Beginning of period	49,298,591	77,410	184,859,782	60,769,289	163,963	51,809,335	—	60,283,816	124,831,149

End of period	$42,164,667	71,620	180,807,691	58,272,151	166,590	47,896,356	—	59,066,335	132,027,978

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS
	Variable Series II
				DWS	DWS
	DWS	DWS	DWS	Government &	Government &	DWS	DWS	DWS	DWS
	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP	High Income	High Income	Janus Growth &	Large Cap
	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B	VIP A	VIP B	Income VIP	Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(2,209)	(164,713)	(415)	2,863,704	5,291	7,578,483	8,670	—	835,755

Net realized gain (loss) on investments	(21,867)	(6,552,668)	(412)	2,422,191	827	(931,905)	(5,587)	—	(4,108,882)

Change in unrealized appreciation (depreciation) of investments	66,138	10,844,182	4,832	(599,907)	2,679	6,807,205	12,722	—	14,427,100

Net increase (decrease) in contract owners’ equity resulting from operations	42,062	4,126,801	4,004	4,685,988	8,797	13,453,783	15,805	—	11,153,973

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	758,866	3,297	699,613	5,769	809,350	—	—	1,828,945
Net transfer (to) from affiliate and subaccounts	(7,466)	(1,375,763)	(1)	6,692,491	2,432	780,787	(8,849)	—	(7,078,622)
Payments for redemptions	(13,087)	(3,975,663)	—	(14,291,058)	(12,154)	(12,957,565)	(13,402)	—	(13,764,406)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(87,648)	—	(156,144)	—	(147,642)	—	—	(258,007)
Annuity payout reserve adjustment	—	(431)	—	5,591	—	10,476	—	—	(5,712)

Net increase (decrease) from contract owners’ equity transactions	(20,553)	(4,680,639)	3,296	(7,049,507)	(3,952)	(11,504,594)	(22,250)	—	(19,277,804)

Total increase (decrease) in contract owners’ equity	21,509	(553,838)	7,300	(2,363,519)	4,845	1,949,189	(6,445)	—	(8,123,831)

CONTRACT OWNERS’ EQUITY

Beginning of period	213,882	39,415,843	32,413	89,665,398	203,715	117,072,380	150,605	—	139,216,695

End of period	$235,392	38,862,005	39,713	87,301,879	208,559	119,021,569	144,160	—	131,092,864

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS			DWS	DWS
	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic	DWS	DWS	Technology	Technology
	Value VIP B	Growth VIP	VIP	VIP	Income VIP	Strategic Value VIP A	Strategic Value VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount (b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(213)	(204,069)	(1,584,100)	(746,355)	2,268,038	846,404	(438)	(615,974)	(417)

Net realized gain (loss) on investments	(14,630)	(214,355)	—	442,125	238,415	(21,780,279)	(35,849)	1,281,736	150

Change in unrealized appreciation (depreciation) of investments	28,459	3,760,777	—	13,424,591	1,144,239	35,705,709	50,053	5,930,796	3,408

Net increase (decrease) in contract owners’ equity resulting from operations	13,616	3,342,354	(1,584,100)	13,120,361	3,650,691	14,771,834	13,767	6,596,559	3,140

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	116,766	2,180,906	961,366	236,098	1,783,652	—	701,823	—
Net transfer (to) from affiliate and subaccounts	(767)	630,187	15,866,342	(2,039,868)	2,454,673	(11,122,963)	64	(3,912,164)	(11,152)
Payments for redemptions	(21,206)	(1,460,405)	(50,486,824)	(6,260,498)	(5,476,646)	(16,527,325)	(31,853)	(4,431,697)	(719)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(33,206)	(179,947)	(78,591)	(106,497)	(342,564)	—	(96,102)	—
Annuity payout reserve adjustment	—	—	(25,338)	(153)	308	(7,221)	—	(1,254)	—

Net increase (decrease) from contract owners’ equity transactions	(21,973)	(746,658)	(32,644,861)	(7,417,743)	(2,892,065)	(26,216,421)	(31,789)	(7,739,393)	(11,871)

Total increase (decrease) in contract owners’ equity	(8,357)	2,595,696	(34,228,961)	5,702,618	758,627	(11,444,586)	(18,023)	(1,142,835)	(8,731)

CONTRACT OWNERS’ EQUITY

Beginning of period	177,987	14,235,310	128,277,232	53,435,628	44,202,592	159,343,237	170,565	47,418,234	24,501

End of period	$169,630	16,831,006	94,048,272	59,138,246	44,961,218	147,898,651	152,542	46,275,399	15,771

(b)	Effective December 17, 2010, DWS Money Market VIP Subaccount merged with Franklin Zero Coupon 2010. Previous to this date effective November 23, 2010, Subaccount merged with Alger Balanced Portfolio CL S. Previous to this date effective April 23, 2010, Subaccount merged with JPMorgan Insurance Trust Balanced.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS	DWS		Fidelity
	Variable Series II	Investments VIT Funds		Variable Insurance Products Funds
	DWS	DWS	DWS	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity
	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP	VIP	VIP	VIP	VIP
	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund	Contrafund 2	Equity Income	Equity Income 2	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(538,348)	356,014	(66)	15,268	(92,831)	(97)	107,407	(1)	(256,223)

Net realized gain (loss) on investments	(2,592,413)	(1,112,192)	(468)	(40,108)	(2,675,170)	47	(1,540,608)	(22)	1,083,625

Change in unrealized appreciation (depreciation) of investments	12,602,383	9,796,696	2,524	639,022	12,474,690	2,243	4,762,032	689	3,823,082

Net increase (decrease) in contract owners’ equity resulting from operations	9,471,622	9,040,518	1,990	614,182	9,706,688	2,193	3,328,831	665	4,650,484

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,211,584	720,495	—	88,386	1,753,896	—	747,105	—	606,603
Net transfer (to) from affiliate and subaccounts	(1,270,071)	(869,170)	188	(141,600)	(4,382,132)	—	(1,211,199)	—	(2,462,750)
Payments for redemptions	(3,152,467)	(7,379,761)	(2,531)	(769,139)	(7,644,987)	—	(3,489,946)	—	(2,905,212)
Guaranteed retirement income benefit, maintenance fees, and other fees	(93,505)	(174,332)	—	—	—	—	—	—	—
Annuity payout reserve adjustment	(940)	(741)	—	651	1,625	—	258	—	75

Net increase (decrease) from contract owners’ equity transactions	(3,305,399)	(7,703,508)	(2,344)	(821,701)	(10,271,598)	—	(3,953,782)	—	(4,761,284)

Total increase (decrease) in contract owners’ equity	6,166,223	1,337,010	(353)	(207,519)	(564,910)	2,193	(624,951)	665	(110,800)

CONTRACT OWNERS’ EQUITY

Beginning of period	37,859,105	75,091,323	18,588	5,485,972	71,262,692	14,643	27,892,197	5,116	25,278,954

End of period	$44,025,328	76,428,333	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

									Franklin Templeton
	Fidelity		Franklin Templeton						Variable Insurance
	Variable Insurance Products Funds		Variable Insurance Products Trust						Products Trust
	Fidelity	Fidelity	Franklin	Franklin	Franklin	Franklin	Franklin	Mutual	Mutual
	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income	U.S.	Zero Coupon	Global Discovery	Shares
	Index 500	Index 500 SC	Securities	Securities	Securities	Government	2010	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (c)	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$301,208	3,967	16,479	(32,003)	358,111	93,284	496,198	(17,925)	9,989

Net realized gain (loss) on investments	2,898,657	(14,932)	(132,743)	(409,693)	78,326	84,082	(608,098)	239,662	(636,066)

Change in unrealized appreciation (depreciation) of investments	3,961,486	440,074	1,192,891	1,705,466	520,837	8,526	34,564	1,965,290	1,222,699

Net increase (decrease) in contract owners’ equity resulting from operations	7,161,351	429,109	1,076,627	1,263,770	957,274	185,892	(77,336)	2,187,027	596,621

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,455,473	61,922	159,891	199,727	360,478	138,680	143,803	728,157	258,957
Net transfer (to) from affiliate and subaccounts	(1,740,654)	(627,068)	411,246	714,680	1,703,622	109,952	(6,121,759)	316,005	357,589
Payments for redemptions	(6,937,960)	(361,711)	(806,555)	(511,663)	(2,086,413)	(703,074)	(1,154,248)	(2,989,815)	(1,000,185)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	(3,920)	—	290	—	184	—	—	235	(21)

Net increase (decrease) from contract owners’ equity transactions	(7,227,061)	(926,857)	(235,128)	402,743	(22,129)	(454,442)	(7,132,204)	(1,945,417)	(383,661)

Total increase (decrease) in contract owners’ equity	(65,710)	(497,748)	841,499	1,666,513	935,145	(268,550)	(7,209,540)	241,610	212,960

CONTRACT OWNERS’ EQUITY

Beginning of period	59,133,776	4,196,489	5,791,813	4,700,975	10,026,216	4,671,833	7,209,540	22,303,957	6,634,532

End of period	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

(c)	Cessation of operations as of December 17, 2010, Franklin Zero Coupon 2010. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	Franklin Templeton	ING	ING
	Variable Insurance	Global Resources	Investors					Janus
	Products Trust	Trust	Trust	Invesco Variable Insurance Funds (d)				Aspen Series
			ING JPMorgan	Invesco	Invesco	Invesco		Janus	Janus
	Templeton Developing	ING Global Resources	Emerging Markets	Financial Services	Global	Global	Invesco	Aspen	Aspen Enterprise -
	Markets Securities	Trust	Equity	Fund	Health Care	Real Estate	Utilities	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount (e)	Subaccount (f)	Subaccount (g)	Subaccount (h)	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$17,118	(35,296)	(58,896)	(10,715)	(22,298)	233,415	439,503	1,112,738	(556,303)

Net realized gain (loss) on investments	(545,051)	(579,732)	1,243,208	68,569	(143,164)	(1,887,662)	(3,368,449)	2,648,444	3,026,222

Change in unrealized appreciation (depreciation) of investments	1,710,372	2,354,484	539,295	(26,597)	221,355	2,616,179	3,779,768	1,316,116	6,877,511

Net increase (decrease) in contract owners’ equity resulting from operations	1,182,439	1,739,455	1,723,606	31,258	55,893	961,932	850,822	5,077,299	9,347,430

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	196,647	262,719	141,080	56,706	43,115	227,979	318,171	1,869,002	931,676
Net transfer (to) from affiliate and subaccounts	189,348	(76,814)	(129,006)	255,652	(30,449)	(307,703)	(852,850)	(732,558)	(622,084)
Payments for redemptions	(788,039)	(1,018,347)	(1,362,103)	(122,156)	(179,429)	(831,422)	(2,508,062)	(10,019,170)	(5,426,809)
Guaranteed retirement income benefit, maintenance fees, and other fees	(6)	—	—	—	—	—	(39,399)	—	—
Annuity payout reserve adjustment	265	(25)	493	—	—	(5)	(437)	20,408	208

Net increase (decrease) from contract owners’ equity transactions	(401,786)	(832,467)	(1,349,537)	190,202	(166,763)	(911,151)	(3,082,576)	(8,862,317)	(5,117,010)

Total increase (decrease) in contract owners’ equity	780,653	906,988	374,069	221,460	(110,870)	50,780	(2,231,754)	(3,785,018)	4,230,420

CONTRACT OWNERS’ EQUITY

Beginning of period	7,920,380	9,881,435	10,425,842	723,792	1,685,866	6,739,176	22,174,592	79,877,309	42,818,059

End of period	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479

(d)	Effective April 30, 2010, the AIM Variable Insurance Funds name changed to Invesco Variable Insurance Funds.

(e)	Effective April 30, 2010, name changed from AIM V.I. Financial Services Subaccount.

(f)	Effective April 30, 2010, name changed from AIM V.I. Global Health Care Subaccount.

(g)	Effective April 30, 2010, name changed from AIM V.I. Global Real Estate Subaccount

(h)	Effective April 30, 2010, name changed from AIM V.I. Utilities Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide	Aspen Worldwide -	Insurance Trust	Insurance Trust	Insurance Trust
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (i)	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(13,201)	(83,132)	(42,442)	—	(352,278)	(10)	(321)	31,967	(41)

Net realized gain (loss) on investments	27,577	1,259,140	(176,021)	—	858,505	(36)	3,824	16,328	7,344

Change in unrealized appreciation (depreciation) of investments	46,466	2,143,444	855,811	—	5,590,300	56	703	58,978	20,724

Net increase (decrease) in contract owners’ equity resulting from operations	60,842	3,319,451	637,347	—	6,096,528	10	4,206	107,273	28,027

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	4,906	595,789	129,612	—	1,124,814	—	—	12,321	2,402
Net transfer (to) from affiliate and subaccounts	9,641	(683,946)	(87,311)	—	(1,261,866)	—	(68,158)	326,272	204,092
Payments for redemptions	(65,126)	(3,567,910)	(480,601)	—	(5,095,975)	(1,095)	—	(199,009)	(6,570)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1,462)	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	7,116	—	—	1,580	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(52,041)	(3,648,952)	(438,300)	—	(5,231,447)	(1,095)	(68,158)	139,584	199,924

Total increase (decrease) in contract owners’ equity	8,801	(329,501)	199,047	—	865,081	(1,085)	(63,952)	246,856	227,951

CONTRACT OWNERS’ EQUITY

Beginning of period	1,197,039	28,678,159	4,864,372	—	46,976,847	1,087	63,952	1,436,317	122,009

End of period	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

(i)	Cessation of operations as of April 23, 2010, JPMorgan Insurance Trust Balanced. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan Insurance	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Trust Mid Cap	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Growth	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (j)	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$—	(115,917)	9	(258)	(12,687)	(7,229)	(62,591)	(1,234)	—

Net realized gain (loss) on investments	—	(555,718)	(456)	(225,565)	(78,080)	(37,984)	(186,440)	(70,816)	—

Change in unrealized appreciation (depreciation) of investments	—	1,147,606	(119)	726,499	298,490	1,566,446	1,249,737	123,322	—

Net increase (decrease) in contract owners’ equity resulting from operations	—	475,971	(566)	500,675	207,722	1,521,234	1,000,706	51,272	—

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	346,022	—	75,324	44,218	173,969	138,048	16,154	—
Net transfer (to) from affiliate and subaccounts	—	(690,308)	—	(77,439)	56,733	(769,373)	(270,956)	(10,646)	—
Payments for redemptions	—	(1,517,781)	(13,867)	(336,674)	(92,667)	(787,722)	(575,657)	(98,393)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	1	—	—	—	—	33	—	—

Net increase (decrease) from contract owners’ equity transactions	—	(1,862,065)	(13,867)	(338,789)	8,283	(1,383,127)	(708,532)	(92,885)	—

Total increase (decrease) in contract owners’ equity	—	(1,386,094)	(14,433)	161,887	216,006	138,108	292,174	(41,613)	—

CONTRACT OWNERS’ EQUITY

Beginning of period	—	11,633,370	16,544	3,156,933	781,212	7,730,949	4,505,174	481,088	—

End of period	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—

(j)	Effective December 17, 2010, name changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

									Oppenheimer
	JPMorgan				Oppenheimer				Variable Account
	Series Trust II				Variable Account Funds				Funds
					Oppenheimer				Oppenheimer
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Global Strategic	Oppenheimer	Oppenheimer	Oppenheimer	Small-MidCap
	MidCap	Small	Capital	Global	Income Fund	High	Main	Main Street	Growth
	Value	Company	Appreciation	Securities	VA Service	Income	Street	Small Cap	Fund VA Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (k)	Subaccount	Subaccount	Subaccount	Subaccount (l)
OPERATIONS

Net investment income (loss)	$—	—	(34,470)	(17,568)	609,036	43,815	(25,328)	(70,588)	(7,355)

Net realized gain (loss) on investments	—	—	(72,584)	(1,356,704)	(83,364)	(438,674)	(292,963)	(416,753)	(61,036)

Change in unrealized appreciation (depreciation) of investments	—	—	268,524	4,830,405	592,587	488,352	1,038,365	1,885,730	197,175

Net increase (decrease) in contract owners’ equity resulting from operations	—	—	161,470	3,456,133	1,118,258	93,494	720,074	1,398,389	128,785

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	—	81,064	740,931	336,124	33,616	150,061	279,094	25,196
Net transfer (to) from affiliate and subaccounts	—	—	(525,137)	(2,157,482)	1,771,987	(220,674)	(251,143)	(432,886)	119,207
Payments for redemptions	—	—	(333,026)	(3,365,617)	(1,810,499)	(58,755)	(825,195)	(922,670)	(120,676)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	42	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	—	—	(777,098)	(4,782,126)	297,612	(245,814)	(926,277)	(1,076,462)	23,727

Total increase (decrease) in contract owners’ equity	—	—	(615,628)	(1,325,993)	1,415,870	(152,319)	(206,203)	321,927	152,511

CONTRACT OWNERS’ EQUITY

Beginning of period	—	—	2,998,764	28,428,572	8,645,456	888,668	5,908,902	7,400,574	533,440

End of period	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951

(k)	Effective April 30, 2010, name changed from Oppenheimer Strategic Bond Subaccount.

(l)	Effective April 30, 2010, name changed from Oppenheimer Mid Cap Subaccount.
See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$500	265
Net realized gain (loss) on investments	3,469	666
Change in unrealized appreciation (depreciation) of investments	4,334	4,157

Net increase (decrease) in contract owners’ equity resulting from operations	8,303	5,088

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,266	72
Net transfer (to) from affiliate and subaccounts	(186)	3,011
Payments for redemptions	(7,695)	(9,486)
Guaranteed retirement income benefit, maintenance fees, and other fees	(145)	(200)
Annuity payout reserve adjustment	—	—

Net increase (decrease) from contract owners’ equity transactions	(6,760)	(6,603)

Total increase (decrease) in contract owners’ equity	1,543	(1,515)

CONTRACT OWNERS’ EQUITY

Beginning of period	123,650	139,660

End of period	$125,192	138,146

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	AIM Variable Insurance Funds				Alger Portfolios
		AIM V.I.	AIM V.I.	AIM					Alger
	AIM V.I.	Global	Global	V.I.	Alger	Alger	Alger Capital	Alger Capital	Large Cap
	Financial Services Fund	Health Care	Real Estate	Utilities	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$8,998	(16,739)	(76,203)	673,504	828,183	826	(650,003)	(23)	(63,623)

Net realized gain (loss) on investments	(908,750)	(440,865)	(2,167,019)	(7,453,597)	(3,364,970)	(2,071)	2,630,934	(6)	(253,467)

Change in unrealized appreciation (depreciation) of investments	1,175,884	829,011	3,806,739	9,070,054	13,214,375	13,031	16,380,105	475	3,925,210

Net increase (decrease) in contract owners’ equity resulting from operations	276,132	371,407	1,563,517	2,289,961	10,677,588	11,786	18,361,036	446	3,608,120

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	59,184	147,064	319,252	405,189	132,354	—	1,683,141	—	456,226
Net transfer (to) from affiliate and subaccounts	(77,592)	(348,860)	(438,802)	(3,880,769)	(976,986)	25,199	(4,164,088)	—	(174,255)
Payments for redemptions	(338,468)	(248,260)	(609,790)	(4,763,310)	(8,770,024)	(6,396)	(9,728,128)	(3)	(1,185,455)
Guaranteed retirement income benefit, maintenance fees, and other fees	(116)	(738)	(3,039)	(51,537)	(123,168)	—	(133,713)	—	(9,434)
Annuity payout reserve adjustment	—	—	24	(1,430)	(9,210)	—	—	—	(1,769)

Net increase (decrease) from contract owners’ equity transactions	(356,992)	(450,794)	(732,355)	(8,291,857)	(9,747,034)	18,803	(12,342,788)	(3)	(914,688)

Total increase (decrease) in contract owners’ equity	(80,860)	(79,387)	831,162	(6,001,896)	930,554	30,589	6,018,248	443	2,693,433

CONTRACT OWNERS’ EQUITY

Beginning of period	804,652	1,765,253	5,908,014	28,176,488	44,546,162	25,709	47,288,471	939	8,887,050

End of period	$723,792	1,685,866	6,739,176	22,174,592	45,476,716	56,298	53,306,719	1,382	11,580,482

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

				American Century				Credit Suisse
	Alger Portfolios			Variable Portfolios, Inc.				Trust
				American	American				Credit Suisse
	Alger	Alger	Alger	Century VP	Century VP	American	American	Credit Suisse	Trust
	Mid Cap	Mid Cap	Small Cap	Income	Income	Century VP	Century VP	Trust International	International
	Growth I-2	Growth S	Growth I-2	& Growth	& Growth II	Value	Value II	Equity Flex II	Equity Flex III
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(147,777)	(181)	(85,740)	368,990	184	662,213	110	64,807	407,415

Net realized gain (loss) on investments	(3,375,155)	(78)	48,662	(1,326,258)	(6)	(2,607,497)	(33)	(4,014,198)	(26,219,153)

Change in unrealized appreciation (depreciation) of investments	7,945,332	3,865	2,437,079	2,546,225	909	4,349,364	453	5,486,657	39,544,247

Net increase (decrease) in contract owners’ equity resulting from operations	4,422,400	3,606	2,400,001	1,588,956	1,087	2,404,080	530	1,537,266	13,732,508

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	514,543	475	323,056	466,349	—	691,296	—	236,515	548,205
Net transfer (to) from affiliate and subaccounts	(69,741)	—	1,279,519	(727,371)	—	(1,147,483)	—	(7,490,272)	7,154,350
Payments for redemptions	(1,618,639)	—	(784,745)	(1,498,475)	—	(2,179,607)	—	(1,628,691)	(7,657,307)
Guaranteed retirement income benefit, maintenance fees, and other fees	(6,909)	—	(4,248)	(7,526)	—	(9,130)	—	(14,276)	(96,134)
Annuity payout reserve adjustment	—	—	(6)	(60)	—	(17,611)	—	—	39

Net increase (decrease) from contract owners’ equity transactions	(1,180,746)	475	813,576	(1,767,084)	—	(2,662,536)	—	(8,896,724)	(50,846)

Total increase (decrease) in contract owners’ equity	3,241,654	4,081	3,213,577	(178,127)	1,087	(258,456)	530	(7,359,458)	13,681,662

CONTRACT OWNERS’ EQUITY

Beginning of period	9,910,731	7,183	5,170,364	11,187,970	6,877	16,036,192	2,995	7,359,459	33,669,808

End of period	$13,152,385	11,264	8,383,941	11,009,842	7,964	15,777,736	3,525	—	47,351,470

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	Dreyfus		The Dreyfus
	Investment		Socially Responsible		DWS
	Portfolios		Growth Fund, Inc.		Variable Series I
								DWS	DWS
	Dreyfus	Dreyfus	Dreyfus Socially	Dreyfus Socially	DWS	DWS	DWS	Global	Global
	I.P. MidCap	I.P. MidCap	Responsible	Responsible	Bond	Capital	Capital	Opportunities	Opportunities
	Stock A	Stock SC	Growth A	Growth SC	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$76,066	(5,434)	(18,218)	(16)	1,321,345	(354,629)	(1,713)	200,154	(11)

Net realized gain (loss) on investments	(21,194,626)	(287,146)	(76,334)	(3)	(1,762,677)	(13,271,419)	5,938	(4,414,011)	(49)

Change in unrealized appreciation (depreciation) of investments	35,200,778	660,666	1,538,104	431	2,226,922	63,855,715	58,978	26,062,866	957

Net increase (decrease) in contract owners’ equity resulting from operations	14,082,218	368,086	1,443,551	412	1,785,590	50,229,667	63,203	21,849,009	897

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	407,533	74,449	115,832	—	802,951	3,103,578	1,200	1,146,622	—
Net transfer (to) from affiliate and subaccounts	(9,279,792)	(30,068)	(79,074)	55	8,928,612	19,598,108	105	(5,187,136)	—
Payments for redemptions	(10,718,791)	(143,122)	(761,788)	(2)	(5,138,271)	(38,107,668)	(231,169)	(13,730,588)	(16)
Guaranteed retirement income benefit, maintenance fees, and other fees	(139,002)	—	(11,831)	—	(37,257)	(495,581)	—	(166,358)	—
Annuity payout reserve adjustment	(1,056)	—	8	—	(5,834)	(21,045)	—	(2,965)	—

Net increase (decrease) from contract owners’ equity transactions	(19,731,108)	(98,741)	(736,853)	53	4,550,201	(15,922,607)	(229,864)	(17,940,425)	(16)

Total increase (decrease) in contract owners’ equity	(5,648,890)	269,345	706,699	465	6,335,791	34,307,060	(166,661)	3,908,584	881

CONTRACT OWNERS’ EQUITY

Beginning of period	57,253,261	1,125,422	5,006,851	1,283	18,767,396	198,670,074	332,189	61,737,598	2,004

End of period	$51,604,371	1,394,767	5,713,550	1,748	25,103,188	232,977,134	165,528	65,646,182	2,885

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	DWS
	Variable Series I						DWS Variable Series II
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS
	Growth & Income	Growth & Income	Health Care	Health Care	International	International	Balanced	Blue Chip	Blue Chip
	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B	VIP	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$221,454	17	5,379	(94)	1,514,595	1,511	4,479,966	380,469	(482)

Net realized gain (loss) on investments	(5,672,515)	(1,778)	(1,560,543)	308	(5,506,889)	(2,314)	(4,470,668)	(9,763,644)	(2,603)

Change in unrealized appreciation (depreciation) of investments	13,463,805	28,190	7,428,672	1,837	16,265,700	19,494	34,574,077	24,841,999	43,049

Net increase (decrease) in contract owners’ equity resulting from operations	8,012,744	26,429	5,873,508	2,051	12,273,405	18,691	34,583,375	15,458,824	39,964

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	196,260	2,378	532,084	—	734,586	—	1,688,137	194,855	—
Net transfer (to) from affiliate and subaccounts	(1,856,586)	1,302	(7,437,389)	—	(6,779,335)	316	(4,665,350)	(6,935,821)	(2,473)
Payments for redemptions	(5,755,450)	(4,887)	(7,681,110)	(1,696)	(9,908,089)	(13,526)	(23,869,781)	(10,158,571)	(6,960)
Guaranteed retirement income benefit, maintenance fees, and other fees	(70,667)	—	(95,060)	—	(116,938)	—	(216,863)	(157,182)	—
Annuity payout reserve adjustment	(3,965)	—	(340)	—	(3,851)	—	(112,548)	(3,269)	—

Net increase (decrease) from contract owners’ equity transactions	(7,490,408)	(1,207)	(14,681,814)	(1,696)	(16,073,628)	(13,210)	(27,176,404)	(17,059,988)	(9,433)

Total increase (decrease) in contract owners’ equity	522,336	25,222	(8,808,306)	355	(3,800,222)	5,481	7,406,971	(1,601,163)	30,531

CONTRACT OWNERS’ EQUITY

Beginning of period	31,155,151	82,936	42,356,606	11,339	53,098,813	71,929	177,452,812	62,370,452	133,432

End of period	$31,677,487	108,158	33,548,300	11,694	49,298,591	77,410	184,859,782	60,769,289	163,963

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	DWS
	Variable Series II
			DWS					DWS	DWS
	DWS	DWS	Diversified	DWS	DWS	DWS	DWS	Government &	Government &
	Core Fixed	Davis Venture	International Equity	Dreman Small Mid	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP
	Income VIP A	Value VIP	VIP	Cap Value VIP A	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$4,076,745	1,777,981	2,944,400	801,410	(343)	80,484	(83)	3,851,167	6,612

Net realized gain (loss) on investments	(6,262,029)	(45,967,518)	(26,478,125)	(68,034,126)	(21,466)	(21,134,497)	(9,486)	1,169,638	693

Change in unrealized appreciation (depreciation) of investments	5,511,983	39,869,505	36,604,743	93,931,856	68,829	33,159,955	18,564	1,833,125	5,231

Net increase (decrease) in contract owners’ equity resulting from operations	3,326,699	(4,320,032)	13,071,017	26,699,140	47,020	12,105,941	8,995	6,853,930	12,536

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	504,402	292,808	618,672	2,124,391	667	785,683	3,170	639,187	5,548
Net transfer (to) from affiliate and subaccounts	4,159,722	(85,145,852)	(8,850,318)	(17,576,808)	(20,525)	(4,225,794)	(105)	(10,142,432)	176
Payments for redemptions	(15,316,529)	(7,673,557)	(10,986,872)	(24,218,775)	—	(7,448,622)	(8,729)	(22,844,594)	(60,935)
Guaranteed retirement income benefit, maintenance fees, and other fees	(117,870)	(49,399)	(107,149)	(250,673)	—	(97,083)	—	(213,924)	—
Annuity payout reserve adjustment	(12,261)	(5,026)	(7,400)	(10,672)	—	(917)	—	(8,781)	—

Net increase (decrease) from contract owners’ equity transactions	(10,782,536)	(92,581,026)	(19,333,067)	(39,932,537)	(19,858)	(10,986,733)	(5,665)	(32,570,545)	(55,212)

Total increase (decrease) in contract owners’ equity	(7,455,837)	(96,901,058)	(6,262,050)	(13,233,397)	27,162	1,119,208	3,330	(25,716,614)	(42,676)

CONTRACT OWNERS’ EQUITY

Beginning of period	59,265,172	96,901,058	66,545,866	138,064,546	186,720	38,296,635	29,083	115,382,012	246,390

End of period	$51,809,335	—	60,283,816	124,831,149	213,882	39,415,843	32,413	89,665,398	203,715

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS
	High Income	High Income	Janus Growth &	Large Cap	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic
	VIP A	VIP B	Income VIP	Value VIP A	Value VIP B	Growth VIP	VIP	VIP	Income VIP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$9,548,843	13,249	905,590	67,500	(1,861)	(172,619)	(1,696,408)	(622,898)	1,722,810

Net realized gain (loss) on investments	(11,539,177)	(15,728)	(16,780,108)	(19,718,913)	(42,793)	(1,199,715)	—	(4,882,949)	(1,704,750)

Change in unrealized appreciation (depreciation) of investments	35,745,526	46,158	17,845,015	48,256,163	(7,520)	5,626,239	—	20,715,730	8,345,741

Net increase (decrease) in contract owners’ equity resulting from operations	33,755,192	43,679	1,970,498	28,604,750	(52,174)	4,253,906	(1,696,408)	15,209,883	8,363,802

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,482,979	1,200	237,975	1,763,248	—	413,572	3,838,237	1,089,571	158,048
Net transfer (to) from affiliate and subaccounts	8,668,561	(6,433)	(49,006,704)	62,145,451	308,843	(73,259)	81,830,898	(2,411,093)	179,432
Payments for redemptions	(16,870,811)	(22,554)	(3,723,716)	(22,077,335)	(145,904)	(1,911,706)	(175,087,456)	(7,665,182)	(11,062,598)
Guaranteed retirement income benefit, maintenance fees, and other fees	(167,539)	—	(30,641)	(282,675)	—	(38,253)	(405,132)	(104,195)	(112,227)
Annuity payout reserve adjustment	(31,019)	—	(2,399)	(15,379)	—	—	(1,108)	(1,299)	(2,371)

Net increase (decrease) from contract owners’ equity transactions	(6,917,830)	(27,787)	(52,525,485)	41,533,310	162,939	(1,609,644)	(89,824,561)	(9,092,197)	(10,839,716)

Total increase (decrease) in contract owners’ equity	26,837,362	15,892	(50,554,987)	70,138,061	110,765	2,644,261	(91,520,969)	6,117,686	(2,475,915)

CONTRACT OWNERS’ EQUITY

Beginning of period	90,235,018	134,713	50,554,987	69,078,634	67,222	11,591,049	219,798,201	47,317,943	46,678,507

End of period	$117,072,380	150,605	—	139,216,695	177,987	14,235,310	128,277,232	53,435,628	44,202,592

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

								Fidelity	Fidelity
	DWS					DWS		Variable Insurance	Variable Insurance
	Variable Series II					Investments VIT Funds		Products Funds	Products Funds
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Fidelity	Fidelity
	Strategic	Strategic	Technology	Technology	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP
	Value VIP A	Value VIP B	VIP A	VIP B	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$5,464,464	4,236	(556,242)	(377)	(486,015)	1,080,053	114	52,747	58,736

Net realized gain (loss) on investments	(38,201,342)	(49,126)	199,334	(433)	(15,328,468)	(10,231,400)	(179)	(275,911)	(4,719,381)

Change in unrealized appreciation (depreciation) of investments	63,749,432	75,479	18,671,822	13,019	29,047,054	24,474,757	3,598	1,492,619	22,788,949

Net increase (decrease) in contract owners’ equity resulting from operations	31,012,554	30,589	18,314,914	12,209	13,232,571	15,323,410	3,533	1,269,455	18,128,304

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,425,676	—	583,984	1,200	1,846,151	1,322,861	—	140,287	2,462,026
Net transfer (to) from affiliate and subaccounts	(28,348,207)	(18,768)	(1,067,163)	(4,086)	(6,696,843)	(3,161,354)	181	(288,982)	(166,574)
Payments for redemptions	(35,615,834)	(7,385)	(7,294,539)	(18)	(9,740,253)	(17,484,281)	(21)	(648,505)	(7,196,409)
Guaranteed retirement income benefit, maintenance fees, and other fees	(446,294)	—	(121,312)	—	(94,845)	(200,250)	—	(4,048)	(33,540)
Annuity payout reserve adjustment	(19,836)	—	(1,855)	—	(1,677)	(8,208)	—	1,862	(131,318)

Net increase (decrease) from contract owners’ equity transactions	(63,004,494)	(26,153)	(7,900,885)	(2,904)	(14,687,467)	(19,531,232)	160	(799,386)	(5,065,815)

Total increase (decrease) in contract owners’ equity	(31,991,940)	4,436	10,414,029	9,305	(1,454,896)	(4,207,822)	3,693	470,069	13,062,489

CONTRACT OWNERS’ EQUITY

Beginning of period	191,335,177	166,129	37,004,205	15,197	39,314,001	79,299,145	14,895	5,015,903	58,200,203

End of period	$159,343,237	170,565	47,418,234	24,501	37,859,105	75,091,323	18,588	5,485,972	71,262,692

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	Fidelity						Franklin Templeton
	Variable Insurance Products Funds						Variable Insurance Products Trust
	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Franklin	Franklin	Franklin
	VIP	VIP	VIP	VIP	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income
	Contrafund 2	Equity Income	Equity Income 2	Growth	Index 500	Index 500 SC	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(59)	229,548	20	(186,055)	658,131	24,451	7,411	13,567	527,284

Net realized gain (loss) on investments	(6)	(2,193,302)	(21)	(665,689)	986,600	(152,694)	(421,637)	(692,887)	(287,092)

Change in unrealized appreciation (depreciation) of investments	3,714	8,331,208	1,111	5,914,552	10,581,802	904,601	1,196,399	1,692,668	1,571,627

Net increase (decrease) in contract owners’ equity resulting from operations	3,650	6,367,454	1,110	5,062,808	12,226,533	776,358	782,172	1,013,348	1,811,818

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	894,151	—	826,035	1,821,537	93,691	220,832	218,425	405,898
Net transfer (to) from affiliate and subaccounts	—	(1,730,577)	—	240,713	(1,971,495)	(107,601)	(179,369)	(419,209)	2,402,650
Payments for redemptions	—	(3,405,586)	—	(2,280,830)	(5,969,517)	(443,348)	(679,797)	(431,440)	(1,548,383)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(16,560)	—	(23,701)	(50,537)	—	(2,177)	(1,856)	(2,533)
Annuity payout reserve adjustment	—	550	—	(98,300)	(388,605)	—	(286)	—	(65)

Net increase (decrease) from contract owners’ equity transactions	—	(4,258,023)	—	(1,336,083)	(6,558,617)	(457,258)	(640,797)	(634,080)	1,257,567

Total increase (decrease) in contract owners’ equity	3,650	2,109,431	1,110	3,726,725	5,667,916	319,100	141,376	379,268	3,069,385

CONTRACT OWNERS’ EQUITY

Beginning of period	10,993	25,782,765	4,006	21,552,229	53,465,860	3,877,389	5,650,438	4,321,707	6,956,831

End of period	$14,643	27,892,197	5,116	25,278,954	59,133,776	4,196,489	5,791,813	4,700,975	10,026,216

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

						ING	ING
	Franklin Templeton					Global Resources	Investors	Janus
	Variable Insurance Products Trust					Trust	Trust	Aspen Series
	Franklin	Franklin	Mutual	Mutual			ING JPMorgan	Janus	Janus
	U.S.	Zero Coupon	Global Discovery	Shares	Templeton Developing	ING Global Resources	Emerging Markets	Aspen	Aspen Enterprise -
	Government	2010	Securities	Securities	Markets Securities	Trust	Equity	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$131,466	249,218	(30,378)	35,938	155,672	(86,443)	25,544	1,249,667	(472,575)

Net realized gain (loss) on investments	59,427	116,223	453,403	(1,164,420)	(987,611)	(929,365)	120,693	4,307,912	1,346,664

Change in unrealized appreciation (depreciation) of investments	(97,616)	(473,250)	3,645,079	2,409,552	3,831,406	3,745,474	4,080,520	10,499,104	12,482,610

Net increase (decrease) in contract owners’ equity resulting from operations	93,276	(107,809)	4,068,104	1,281,070	2,999,467	2,729,666	4,226,758	16,056,684	13,356,700

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	211,670	264,314	939,962	330,988	227,043	294,261	223,176	2,227,325	1,109,687
Net transfer (to) from affiliate and subaccounts	971,288	(1,403,091)	(130,497)	(311,361)	887,046	(744,071)	608,809	(2,402,837)	(1,162,597)
Payments for redemptions	(1,175,681)	(1,260,687)	(2,524,745)	(646,472)	(667,712)	(866,577)	(875,931)	(8,707,062)	(3,604,994)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1,682)	(4,120)	(6,939)	(2,688)	(2,192)	(4,027)	(3,652)	(44,311)	(40,078)
Annuity payout reserve adjustment	(37)	(26)	(161)	(69)	187	(16,503)	(27,521)	(2,015)	167

Net increase (decrease) from contract owners’ equity transactions	5,558	(2,403,610)	(1,722,380)	(629,603)	444,372	(1,336,915)	(75,119)	(8,928,901)	(3,697,816)

Total increase (decrease) in contract owners’ equity	98,834	(2,511,419)	2,345,724	651,467	3,443,839	1,392,751	4,151,639	7,127,783	9,658,884

CONTRACT OWNERS’ EQUITY

Beginning of period	4,572,999	9,720,959	19,958,232	5,983,065	4,476,541	8,488,685	6,274,203	72,749,526	33,159,175

End of period	$4,671,833	7,209,540	22,303,957	6,634,532	7,920,380	9,881,435	10,425,842	79,877,309	42,818,059

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan Insurance
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide -	Aspen Worldwide -	Insurance Trust	Insurance Trust	Trust Diversified Mid
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(13,940)	(187,498)	(42,812)	(17,300)	51,395	(5)	656	(5,267)	(8,817)

Net realized gain (loss) on investments	1,839	240,250	(367,321)	(3,578,686)	(392,812)	(3)	(736)	(860)	(170,962)

Change in unrealized appreciation (depreciation) of investments	389,294	7,451,945	1,590,412	3,320,130	13,023,613	289	7,130	46,182	394,952

Net increase (decrease) in contract owners’ equity resulting from operations	377,192	7,504,698	1,180,280	(275,856)	12,682,195	281	7,050	40,055	215,173

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	5,536	759,355	171,773	78,651	1,417,938	—	—	14,426	34,489
Net transfer (to) from affiliate and subaccounts	(24,888)	(879,012)	(79,356)	(4,376,703)	(1,082,854)	—	36,005	1,417,118	(67,996)
Payments for redemptions	(62,771)	(2,246,326)	(458,059)	(152,035)	(4,138,452)	(1)	(1,748)	(83,027)	(83,153)
Guaranteed retirement income benefit, maintenance fees, and other fees	(2,673)	(30,068)	(2,161)	(605)	(43,428)	—	(8)	(121)	(236)
Annuity payout reserve adjustment	—	(32,655)	—	—	(93,338)	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(84,797)	(2,428,706)	(367,804)	(4,450,692)	(3,940,135)	(1)	34,249	1,348,395	(116,897)

Total increase (decrease) in contract owners’ equity	292,396	5,075,992	812,476	(4,726,548)	8,742,060	280	41,299	1,388,451	98,276

CONTRACT OWNERS’ EQUITY

Beginning of period	904,643	23,602,167	4,051,896	4,726,549	38,234,787	807	22,653	47,866	682,936

End of period	$1,197,039	28,678,159	4,864,372	—	46,976,847	1,087	63,952	1,436,317	781,212

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Equity Index	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$1,948	35,666	65,912	(98)	7,282	(50,225)	(29,900)	7,157	420,900

Net realized gain (loss) on investments	(40,554)	12,309	(599,357)	(90)	(405,463)	(485,531)	(657,669)	(62,913)	(169,474)

Change in unrealized appreciation (depreciation) of investments	63,225	(21,958)	(3,237,907)	4,230	1,213,005	(946,284)	(888,819)	185,933	6,538,322

Net increase (decrease) in contract owners’ equity resulting from operations	24,619	26,016	(3,771,352)	4,042	814,824	(1,482,040)	(1,576,388)	130,177	6,789,748

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	2,606	818	296,786	—	171,397	169,420	112,521	12,907	161,296
Net transfer (to) from affiliate and subaccounts	2,387	(672,152)	16,405,732	—	(196,346)	8,989,853	6,293,090	(35,383)	(17,358,051)
Payments for redemptions	(92,250)	(3,055)	(1,310,348)	—	(337,447)	(637,422)	(328,670)	(97,529)	(400,532)
Guaranteed retirement income benefit, maintenance fees, and other fees	(67)	(13)	(5,235)	—	(740)	(2,368)	(2,293)	(380)	(1,457)
Annuity payout reserve adjustment	—	—	17,785	—	—	173	6,914	(62)	(7,045)

Net increase (decrease) from contract owners’ equity transactions	(87,324)	(674,402)	15,404,721	—	(363,137)	8,519,656	6,081,562	(120,447)	(17,605,790)

Total increase (decrease) in contract owners’ equity	(62,705)	(648,385)	11,633,369	4,042	451,687	7,037,616	4,505,175	9,730	(10,816,041)

CONTRACT OWNERS’ EQUITY

Beginning of period	184,714	648,385	1	12,501	2,705,246	693,333	(1)	471,358	10,815,951

End of period	$122,009	—	11,633,370	16,544	3,156,933	7,730,983	4,505,174	481,088	—

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	JPMorgan		Oppenheimer
	Series Trust II		Variable Account Funds
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	MidCap	Small	Capital	Global	High	Main	Main Street	MidCap	Strategic
	Value	Company	Appreciation	Securities	Income	Street	Small Cap	Fund	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$122,442	6,839	(33,798)	164,099	(7,518)	19,436	(44,669)	(6,039)	(91,227)

Net realized gain (loss) on investments	(355,482)	(171,212)	(162,070)	(1,651,201)	(914,704)	(717,928)	(729,069)	(85,810)	(357,545)

Change in unrealized appreciation (depreciation) of investments	3,248,416	2,528,142	1,080,475	9,260,624	1,048,518	1,977,972	2,828,751	211,979	1,742,331

Net increase (decrease) in contract owners’ equity resulting from operations	3,015,376	2,363,768	884,607	7,773,523	126,297	1,279,479	2,055,014	120,130	1,293,559

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	79,251	60,913	110,102	1,290,782	31,066	234,519	344,545	30,524	411,966
Net transfer (to) from affiliate and subaccounts	(9,512,063)	(6,911,908)	269,081	(929,532)	368,939	(654,999)	(426,290)	82,198	(146,070)
Payments for redemptions	(146,508)	(107,418)	(379,527)	(3,628,209)	(86,841)	(881,611)	(960,397)	(70,399)	(1,827,896)
Guaranteed retirement income benefit, maintenance fees, and other fees	(426)	(651)	(1,465)	(10,413)	(261)	(3,754)	(4,128)	—	(2,792)
Annuity payout reserve adjustment	(218)	(20,025)	2	(134)	—	—	(16)	—	(26)

Net increase (decrease) from contract owners’ equity transactions	(9,579,964)	(6,979,089)	(1,807)	(3,277,505)	312,904	(1,305,846)	(1,046,286)	42,324	(1,564,818)

Total increase (decrease) in contract owners’ equity	(6,564,588)	(4,615,321)	882,800	4,496,017	439,200	(26,367)	1,008,728	162,454	(271,259)

CONTRACT OWNERS’ EQUITY

Beginning of period	6,564,622	4,615,321	2,115,964	23,932,554	449,468	5,935,268	6,391,846	370,986	8,916,715

End of period	$—	—	2,998,764	28,428,572	888,668	5,908,902	7,400,574	533,440	8,645,456

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$2,374	2,790

Net realized gain (loss) on investments	10,567	6,145

Change in unrealized appreciation (depreciation) of investments	2,196	5,349

Net increase (decrease) in contract owners’ equity resulting from operations	15,137	14,283

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,416	72
Net transfer (to) from affiliate and subaccounts	2,364	2,983
Payments for redemptions	(21,546)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(220)	(221)
Annuity payout reserve adjustment	—	—

Net increase (decrease) from contract owners’ equity transactions	(17,986)	2,834

Total increase (decrease) in contract owners’ equity	(2,848)	17,117

CONTRACT OWNERS’ EQUITY

Beginning of period	126,498	122,543

End of period	$123,650	139,660

See accompanying notes to financial statements

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
1) Organization:
ZALICO Variable Annuity Separate Account (the “Separate Account”), formerly known as KILICO Variable Annuity Separate Account is a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.
The Company is a wholly owned subsidiary of Zurich American Corporation (“Zurich”), a non-operating holding company, formerly known as Kemper Corporation. Zurich is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Financial Services (“ZFS” or the “Parent”).
On July 6, 2010 the Company’s sole shareholder (Zurich, then Kemper Corporation) approved that the name of the Company be changed from Kemper Investors Life Insurance Company to Zurich American Life Insurance Company, and that an amendment of the Company’s Articles of Incorporation be made to effect such name change, with such amendment being subject to the approval of the Illinois Department of Financial and Professional Regulation, Division of Insurance, (“IDOI”). This change aligns the name of the Company with Zurich Financial Services brand. The IDOI approved the Company’s amended Articles of Incorporation reflecting this name change on Aug 23, 2010 and, accordingly, amended the Company’s Certificate of Authority. All other state regulatory notifications are being made.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.
The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of ninety-nine subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2010, assets were invested in ninety-nine of the subaccount options.
The Zurich Advantage III contracts have sixty subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING Global Resources Trust, the ING Investors Trust, the ING VP Natural Resources Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
The Zurich Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series II, an open-end management investment company.
The Scudder Destinations contracts have twenty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series I, the DWS Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(1) Organization: (continued)
The Zurich Preferred contracts have fifty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
The Zurich Preferred Plus contracts have fifty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
The Zurich ZS4 contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.
The Zurich Archway contracts have fifty-four subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
At December 31, 2010, the Separate Account was comprised of one hundred and ten subaccounts as follows:

Alger Balanced ‘O’	DWS Capital Growth VIP ‘B’
Alger Balanced ‘S’ (a)	DWS Core Fixed Income VIP ‘A’
Alger Capital Appreciation ‘O’	DWS Davis Venture Value VIP (a)
Alger Capital Appreciation ‘S’	DWS Diversified International Equity VIP
Alger Large Cap Growth ‘I-2’	DWS Dreman Small Mid Cap Value VIP ‘A’
Alger Mid Cap Growth ‘O’	DWS Dreman Small Mid Cap Value VIP ‘B’
Alger Mid Cap Growth ‘S’	DWS Equity 500 Index VIP ‘A’
Alger Small Cap Growth ‘I-2’	DWS Equity 500 Index VIP ‘B2’
American Century VP Income & Growth	DWS Global Opportunities VIP ‘A’
American Century VP Income & Growth II	DWS Global Opportunities VIP ‘B’
American Century VP Value	DWS Global Thematic VIP ‘A’
American Century VP Value II	DWS Global Thematic VIP ‘B’
Credit Suisse Trust International Equity Flex II (a)	DWS Government & Agency Securities VIP ‘A’
Credit Suisse Trust International Equity Flex III	DWS Government & Agency Securities VIP ‘B’
Dreyfus I.P. MidCap Stock ‘A’	DWS Growth & Income VIP ‘A’
Dreyfus I.P. MidCap Stock ‘SC’	DWS Growth & Income VIP ‘B’
Dreyfus Socially Responsible Growth ‘A’	DWS Health Care VIP ‘A’
Dreyfus Socially Responsible Growth ‘SC’	DWS Health Care VIP ‘B’
DWS Balanced VIP	DWS High Income VIP ‘A’
DWS Blue Chip VIP ‘A’	DWS High Income VIP ‘B’
DWS Blue Chip VIP ‘B’	DWS International VIP ‘A’
DWS Bond VIP	DWS International VIP ‘B’
DWS Capital Growth VIP ‘A’	DWS Janus Growth & Income VIP (a)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements

(1) Organization: (continued)

DWS Large Cap Value VIP ‘A’	Invesco V.I. Utilities
DWS Large Cap Value VIP ‘B’	Janus Aspen Balanced
DWS Mid Cap Growth VIP	Janus Aspen Enterprise — Institutional
DWS Money Market VIP ‘A’	Janus Aspen Forty
DWS Small Cap Growth VIP	Janus Aspen Janus — Institutional
DWS Strategic Income VIP	Janus Aspen Perkins Mid Cap Value
DWS Strategic Value VIP ‘A’	Janus Aspen Perkins Small Cap Value (a)
DWS Strategic Value VIP ‘B’	Janus Aspen Worldwide — Institutional
DWS Technology VIP ‘A’	Janus Aspen Worldwide — Service
DWS Technology VIP ‘B’	JPMorgan Insurance Trust Balanced (a)
DWS Turner Mid Cap Growth VIP	JPMorgan Insurance Trust Core Bond
Fidelity VIP Asset Manager	JPMorgan Insurance Trust Equity Index
Fidelity VIP Contrafund	JPMorgan Insurance Trust Government Bond (a)
Fidelity VIP Contrafund ‘2’	JPMorgan Insurance Trust International Equity
Fidelity VIP Equity Income	JPMorgan Insurance Trust Intrepid Growth
Fidelity VIP Equity Income ‘2’	JPMorgan Insurance Trust Intrepid Mid Cap
Fidelity VIP Growth	JPMorgan Insurance Trust Mid Cap Growth
Fidelity VIP Index 500	JPMorgan Insurance Trust Mid Cap Value
Fidelity VIP Index 500 ‘SC’	JPMorgan Insurance Trust Small Cap Core
Franklin Rising Dividends Securities	JPMorgan Insurance Trust U.S. Equity
Franklin Small Cap Value Securities	JPMorgan International Equity (a)
Franklin Strategic Income Securities	JPMorgan Mid Cap Value (a)
Franklin U.S. Government	JPMorgan Small Cap Value (a)
Franklin Zero Coupon 2010 (a)	Oppenheimer Capital Appreciation
Mutual Global Discovery Securities	Oppenheimer Global Securities
Mutual Shares Securities	Oppenheimer Global Strategic Income Fund VA Series
Templeton Developing Markets Securities	Oppenheimer High Income
ING Global Resources Trust	Oppenheimer Main Street
ING JPMorgan Emerging Markets Equity	Oppenheimer Main Street Small Cap
Invesco Financial Services Fund	Oppenheimer Small-MidCap Growth Fund VA Series
Invesco Global Health Care	PIMCO Foreign Bond
Invesco Global Real Estate	PIMCO Low Duration

(a)	Subaccounts are closed and not available.
See respective contract Prospectus of each product for further description and benefits.
(2) Significant Accounting Policies:
Investments
Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.
Security transactions and investment income
Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.
Accumulation unit valuation
On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(2) Significant Accounting Policies: (continued)
Federal income taxes
The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Net transfers (to) from affiliate or subaccounts
Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.
Risks and Uncertainties
The Separate Account provides for various investment options in any combination of the available open-end management investment companies. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity.
Annuity Payouts
Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Accounting Pronouncements Recently Adopted
Accounting Standard Update (“ASU” or “Update”) No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements.
In January of 2010, Financial Accounting Standards Board (“FASB”) issued ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosure about Fair Value Measurements. This Update provides amendments to Subtopic 820-10 that requires the following new disclosures: 1) A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; 2) In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number). In addition, this Update provides amendments to clarify existing fair value measurement disclosures with respect to the required level of detail (i.e. class of assets and liabilities) and inputs and valuation techniques used for Level 2 and Level 3 investments. This Update became effective for the Separate Account in 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for the fiscal years beginning after December 15, 2010. This Update did not have an impact on the Separate Account’s financial statements.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(2) Significant Accounting Policies: (continued)
ASU No. 2009-17 — Consolidations — Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.
In December of 2009, FASB issued ASU No. 2009-17 which incorporates FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R) (“SFAS No. 167”) into the ASC. SFAS No. 167 was issued by the Board on June 12, 2009. This Update provides guidance for determining whether variable interest entities should be consolidated, and the Separate Account has a scope exemption which is provided for in this pronouncement. The adoption of this Update did not have an impact on the Separate Account’s financial statements.
Fair Value Measurements
The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:
•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
Determination of Fair Values
The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments:
The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the year ended December 31, 2010, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced -Class O	$2,390,339	$8,743,136
Alger Balanced -Class S	998	57,429
Alger Capital Appreciation- Class O	3,639,510	9,068,239
Alger Capital Appreciation- Class S	7,241	8,063
Alger Large Cap Growth- Class I-2	746,046	2,284,857
Alger Mid Cap Growth-Class I-2	702,905	2,606,593
Alger Mid Cap Growth-Class S	24	225
Alger Small Cap Growth- Class I-2	1,004,914	2,668,221

American Century Variable Portfolios, Inc.:
American Century VP Income and Growth	340,412	2,104,018
American Century VP Income and Growth II	103	136
American Century VP Value	22,819,647	19,373,390
American Century VP Value II	74	60

Credit Suisse Trust:
Credit Suisse Trust International Equity Flex III	3,980,679	12,075,699

Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock A	4,060,891	9,144,697
Dreyfus I.P. MidCap Stock SC	1,095,590	835,435

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth A	397,995	1,082,537
Dreyfus Socially Responsible Growth SC	64	30

DWS Variable Series I:
DWS Bond VIP	4,968,671	6,216,847
DWS Capital Growth VIP A	2,619,174	37,925,722
DWS Capital Growth VIP B	1,964	15,178
DWS Global Opportunities VIP A	4,551,097	11,372,393
DWS Global Opportunities VIP B	3	74
DWS Growth & Income VIP A	1,740,828	5,952,572
DWS Growth & Income VIP B	3,809	17,244
DWS Health Care VIP A	4,053,961	6,805,579
DWS Health Care VIP B	796	965
DWS International VIP A	1,870,000	8,312,855
DWS International VIP B	4,743	10,225

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
DWS Variable Series II:
DWS Balanced VIP	$7,547,883	$24,865,152
DWS Blue Chip VIP A	2,416,093	11,232,567
DWS Blue Chip VIP B	3,851	19,529
DWS Core Fixed Income VIP A	20,487,170	24,599,019
DWS Diversified International Equity VIP	4,552,027	10,125,757
DWS Dreman Small Mid Cap Value VIP A	6,199,026	22,866,868
DWS Dreman Small Mid Cap Value VIP B	9,676	32,438
DWS Global Thematic VIP A	2,530,029	7,375,381
DWS Global Thematic VIP B	3,376	495
DWS Government & Agency Securities VIP A	38,217,797	42,403,600
DWS Government & Agency Securities VIP B	16,834	15,495
DWS High Income VIP A	64,342,881	68,268,992
DWS High Income VIP B	13,696	27,276
DWS Large Cap Value VIP A	3,931,481	22,373,530
DWS Large Cap Value VIP B	5,592	27,778
DWS Mid Cap Growth VIP	2,703,579	3,654,306
DWS Money Market VIP	56,512,946	90,741,907
DWS Small Cap Growth VIP	2,909,775	11,073,873
DWS Strategic Income VIP	9,000,039	9,624,066
DWS Strategic Value VIP A	3,607,653	28,977,670
DWS Strategic Value VIP B	5,292	37,519
DWS Technology VIP A	3,669,148	12,024,515
DWS Technology VIP B	7,236	19,524
DWS Turner Mid Cap Growth VIP	2,820,660	6,664,407

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	6,409,047	13,756,541
DWS Equity 500 Index VIP B2	576	2,986

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	361,075	1,141,884
Fidelity VIP Contrafund	1,826,965	12,161,988
Fidelity VIP Contrafund 2	163	253
Fidelity VIP Equity Income	1,002,236	4,848,611
Fidelity VIP Equity Income 2	86	87
Fidelity VIP Growth	1,058,511	5,999,654
Fidelity VIP Index 500	2,671,360	8,482,706
Fidelity VIP Index SC 500	175,176	1,026,049

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities	1,076,578	1,295,227
Franklin Small Cap Value Securities	1,539,023	1,168,283
Franklin Strategic Income Securities	2,976,089	2,640,107

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust:
Franklin U.S. Government	$1,308,603	$1,669,761
Franklin Zero Coupon 2010	999,341	7,375,140
Mutual Global Discovery Securities	1,802,085	3,765,427
Mutual Shares Securities	1,619,326	1,992,998
Templeton Developing Markets Securities	1,267,253	1,651,921

ING Global Resources Trust
ING Global Resources Trust	1,158,050	2,025,813

ING Investors Trust:
ING JPMorgan Emerging Markets Equity	1,397,244	2,242,420

Invesco Variable Insurance Funds:
Invesco Financial Services Fund	582,720	403,233
Invesco Global Health Care	151,372	340,433
Invesco Global Real Estate	855,961	1,533,697
Invesco Utilities	2,089,751	4,732,824

Janus Aspen Series:
Janus Aspen Balanced	3,549,691	11,299,270
Janus Aspen Enterprise — Institutional	727,144	6,400,457
Janus Aspen Forty	22,971	88,213
Janus Aspen Janus — Institutional	607,915	4,339,999
Janus Aspen Perkins Mid Cap Value	822,938	1,303,680
Janus Aspen Worldwide — Institutional	548,420	6,132,145
Janus Aspen Worldwide — Service	4	1,109

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced	15,477	83,956
JPMorgan Insurance Trust Core Bond	505,699	334,148
JPMorgan Insurance Trust Equity Index	244,422	44,539
JPMorgan Insurance Trust International Equity	196,721	2,174,703
JPMorgan Insurance Trust Intrepid Growth	158	14,016
JPMorgan Insurance Trust Intrepid Mid Cap	411,155	750,202
JPMorgan Insurance Trust Mid Cap Growth	398,542	402,946
JPMorgan Insurance Trust Mid Cap Value	455,675	1,846,031
JPMorgan Insurance Trust Small Cap Core	539,488	1,310,611
JPMorgan Insurance Trust U.S. Equity	190,996	285,115

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	229,873	1,041,440
Oppenheimer Global Securities	1,172,599	5,972,293
Oppenheimer Global Strategic Income VA Series	3,316,719	2,410,071

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
Oppenheimer Variable Account Funds:
Oppenheimer High Income	$181,619	$383,618
Oppenheimer Main Street	280,692	1,232,297
Oppenheimer Main Street Small Cap	715,085	1,862,135
Oppenheimer Small-MidCap Growth VA Series	228,153	211,781

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond	12,299	15,125
PIMCO Low Duration	8,709	14,604
The remainder of this page intentionally left blank

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(4) Expenses and Related Party Transactions:
The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Contract Charges	Range
Mortality and Expense Risk Charge
Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.
0-1.25%

Administration Charge
Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.
0-.50%

Records Maintenance Charge
An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.
0-$30

Withdrawal Charge
Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensate the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.
0-8%

Optional Benefit Fees
Optional benefits may be elected by contractholders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Guaranteed Minimum Death Benefit Rider (“GMDB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on an “Asset Base” basis.
0.15-0.35%

Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units.
0-$25

Investment Management Fees and other expenses
In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values.
0-0.25%

Redemption Fees
A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units.
0-2%

Applicable State Premium Taxes
Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.
0-3.5%
Synergy Investment Group, LLC (“Synergy”), an unaffiliated broker/dealer, and Investment Distributors, Inc. (“IDI”), an affiliate of PLICO, are the principal underwriters for the ZALICO separate account. Synergy serves as the principal underwriter for the Scudder Destinations and Farmers Variable Annuity I contracts. IDI serves as the principal underwriter for the remainder of the variable annuity contracts funded through the separate account. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company’s BOLI products.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding:
The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
The Alger Portfolios:
Alger Balanced O
2010	301,902	893,726	(591,824)
2009	670,628	1,674,800	(1,004,172)
Alger Balanced S
2010	—	4,670	(4,670)
2009	2,581	607	1,974
Alger Capital Appreciation O
2010	829,395	1,303,350	(473,955)
2009	1,267,123	2,893,443	(1,626,320)
Alger Capital Appreciation S
2010	473	474	(1)
2009	—	—	—
Alger Large Cap Growth I-2
2010	24,648	54,208	(29,560)
2009	46,479	73,677	(27,198)
Alger Mid Cap Growth I-2
2010	46,235	102,606	(56,371)
2009	92,478	147,937	(55,459)
Alger Mid Cap Growth S
2010	2	2	—
2009	46	2	44
Alger Small Cap Growth I-2
2010	40,181	85,375	(45,194)
2009	99,457	66,406	33,051

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2010	109,634	386,912	(277,278)
2009	193,038	512,351	(319,313)
American Century VP Income & Growth II
2010	—	—	—
2009	—	—	—
American Century VP Value
2010	2,468,350	2,167,498	300,852
2009	237,732	589,395	(351,663)
American Century VP Value II
2010	—	—	—
2009	—	—	—

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II
2010	—	—	—
2009	—	1,192,719	(1,192,719)
Credit Suisse Trust International Equity Flex III
2010	557,559	978,042	(420,483)
2009	1,221,919	1,386,895	(164,976)

Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock A
2010	564,511	936,642	(372,131)
2009	480,319	2,434,820	(1,954,501)
Dreyfus I.P. MidCap Stock SC
2010	80,861	63,879	16,982
2009	22,029	30,579	(8,550)

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth A
2010	55,795	115,029	(59,234)
2009	76,132	184,685	(108,553)
The Dreyfus Socially Responsible Growth SC
2010	5	—	5
2009	6	—	6

DWS Variable Series I:
DWS Bond VIP
2010	660,551	887,664	(227,113)
2009	1,638,071	1,175,864	462,207
DWS Capital Growth VIP A
2010	762,687	3,804,274	(3,041,587)
2009	7,242,333	8,424,963	(1,182,630)
DWS Capital Growth VIP B
2010	90	942	(852)
2009	412	20,307	(19,895)
DWS Global Opportunities VIP A
2010	618,434	967,283	(348,849)
2009	723,078	2,120,454	(1,397,376)
DWS Global Opportunities VIP B
2010	—	1	(1)
2009	—	1	(1)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

		Units	Net Increase /
	Units Issued	Redeemed	(Decrease)
DWS Variable Series I: (continued)
DWS Growth & Income VIP A
2010	298,305	799,767	(501,462)
2009	473,961	1,595,439	(1,121,478)
DWS Growth & Income VIP B
2010	304	1,441	(1,137)
2009	552	615	(63)
DWS Health Care VIP A
2010	298,090	646,726	(348,636)
2009	315,709	1,659,655	(1,343,946)
DWS Health Care VIP B
2010	—	45	(45)
2009	—	111	(111)
DWS International VIP A
2010	417,555	1,121,282	(703,727)
2009	702,993	2,752,657	(2,049,664)
DWS International VIP B
2010	309	716	(407)
2009	152	1,407	(1,255)

DWS Variable Series II:
DWS Balanced VIP
2010	702,014	3,739,005	(3,036,991)
2009	1,223,661	5,839,060	(4,615,399)
DWS Blue Chip VIP A
2010	455,547	1,367,752	(912,205)
2009	747,051	2,910,361	(2,163,310)
DWS Blue Chip VIP B
2010	167	1,283	(1,116)
2009	33	860	(827)
DWS Core Fixed Income VIP A
2010	3,701,741	4,878,788	(1,177,047)
2009	3,872,245	5,939,399	(2,067,154)
DWS Davis Venture Value VIP
2010	—	—	—
2009	562	11,803,333	(11,802,771)
DWS Diversified International Equity VIP
2010	994,786	2,659,564	(1,664,778)
2009	1,298,595	4,979,949	(3,681,354)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
DWS Variable Series II: (continued)
DWS Dreman Small Mid Cap Value VIP A
2010	1,722,220	4,001,299	(2,279,079)
2009	2,148,467	6,824,182	(4,675,715)
DWS Dreman Small Mid Cap Value VIP B
2010	481	1,573	(1,092)
2009	221	1,582	(1,361)
DWS Global Thematic VIP A
2010	404,407	735,873	(331,466)
2009	552,615	1,593,743	(1,041,128)
DWS Global Thematic VIP B
2010	215	—	215
2009	274	848	(574)
DWS Government & Agency Securities VIP A
2010	3,538,234	4,781,760	(1,243,526)
2009	2,992,957	5,733,482	(2,740,525)
DWS Government & Agency Securities VIP B
2010	735	1,054	(319)
2009	962	5,779	(4,817)
DWS High Income VIP A
2010	5,609,636	7,242,330	(1,632,694)
2009	4,506,753	5,629,812	(1,123,059)
DWS High Income VIP B
2010	145	1,551	(1,406)
2009	169	2,422	(2,253)
DWS Janus Growth & Income VIP
2010	—	—	—
2009	—	8,715,133	(8,715,133)
DWS Large Cap Value VIP A
2010	1,278,428	3,613,707	(2,335,279)
2009	9,035,764	5,976,564	3,059,200
DWS Large Cap Value VIP B
2010	225	2,018	(1,793)
2009	20,754	12,897	7,857
DWS Mid Cap Growth VIP
2010	420,164	524,830	(104,666)
2009	506,130	753,601	(247,471)
DWS Money Market VIP
2010	16,394,118	20,061,285	(3,667,167)
2009	17,524,757	30,756,924	(13,232,167)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
DWS Variable Series II: (continued)
DWS Small Cap Growth VIP
2010	1,563,231	3,516,507	(1,953,276)
2009	2,286,270	4,954,927	(2,668,657)
DWS Strategic Income VIP
2010	688,564	846,435	(157,871)
2009	1,068,032	1,872,246	(804,214)
DWS Strategic Value VIP A
2010	773,361	3,112,889	(2,339,528)
2009	1,436,051	8,352,676	(6,916,625)
DWS Strategic Value VIP B
2010	279	3,370	(3,091)
2009	783	3,916	(3,133)
DWS Technology VIP A
2010	2,456,018	3,932,205	(1,476,187)
2009	3,266,293	4,297,724	(1,031,431)
DWS Technology VIP B
2010	636	1,521	(885)
2009	149	96	53
DWS Turner Mid Cap Growth VIP
2010	611,720	940,032	(328,312)
2009	930,659	2,978,261	(2,047,602)

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2010	1,019,310	1,829,186	(809,876)
2009	2,571,534	5,120,772	(2,549,238)
DWS Equity 500 Index VIP B2
2010	37	303	(266)
2009	46	27	19

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2010	13,711	43,386	(29,675)
2009	18,907	52,251	(33,344)
Fidelity VIP Contrafund
2010	151,317	432,661	(281,344)
2009	413,019	611,563	(198,544)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Fidelity Variable Insurance Products Funds: (continued)
Fidelity VIP Contrafund 2
2010	—	—	—
2009	—	—	—
Fidelity VIP Equity Income
2010	55,932	181,665	(125,733)
2009	94,151	266,877	(172,726)
Fidelity VIP Equity Income 2
2010	—	—	—
2009	—	—	—
Fidelity VIP Growth
2010	50,345	164,602	(114,257)
2009	159,025	217,350	(58,325)
Fidelity VIP Index 500
2010	25,289	82,986	(57,697)
2009	62,332	121,222	(58,890)
Fidelity VIP Index 500 SC
2010	1,262	5,890	(4,628)
2009	4,132	8,383	(4,251)

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities
2010	95,654	113,269	(17,615)
2009	89,075	148,606	(59,531)
Franklin Small Cap Value Securities
2010	106,673	85,791	20,882
2009	66,868	116,772	(49,904)
Franklin Strategic Income Securities
2010	227,077	227,503	(426)
2009	413,740	315,987	97,753
Franklin U.S. Government
2010	116,618	152,638	(36,020)
2009	261,682	260,346	1,336
Franklin Zero Coupon 2010
2010	41,760	662,059	(620,299)
2009	100,703	307,283	(206,580)
Mutual Global Discovery Securities
2010	170,797	270,323	(99,526)
2009	233,308	337,428	(104,120)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust: (continued)
Mutual Shares Securities
2010	150,017	179,034	(29,017)
2009	171,004	231,169	(60,165)
Templeton Developing Markets Securities
2010	64,040	78,667	(14,627)
2009	97,197	86,502	10,695

ING Global Resources Trust:
ING Global Resources Trust
2010	150,499	230,188	(79,689)
2009	152,278	298,096	(145,818)

ING Investors Trust:
ING JPMorgan Emerging Markets Equity
2010	51,427	112,819	(61,392)
2009	97,387	107,722	(10,335)

Invesco Variable Insurance Funds:
Invesco Financial Services Fund
2010	93,359	69,708	23,651
2009	159,936	207,779	(47,843)
Invesco Global Health Care
2010	14,776	27,277	(12,501)
2009	33,348	72,802	(39,454)
Invesco Global Real Estate
2010	44,183	92,174	(47,991)
2009	59,117	109,310	(50,193)
Invesco Utilities
2010	258,536	546,715	(288,179)
2009	489,390	1,440,236	(950,846)

Janus Aspen Series:
Janus Aspen Balanced
2010	143,642	364,960	(221,318)
2009	178,736	444,291	(265,555)
Janus Aspen Enterprise — Institutional
2010	67,944	220,116	(152,172)
2009	103,764	246,192	(142,428)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Janus Aspen Series: (continued)
Janus Aspen Forty
2010	2,376	6,486	(4,110)
2009	2,121	10,756	(8,635)
Janus Aspen Janus — Institutional
2010	61,366	217,391	(156,025)
2009	82,331	217,247	(134,916)
Janus Aspen Perkins Mid Cap Value
2010	55,909	77,863	(21,954)
2009	95,595	119,893	(24,298)
Janus Aspen Perkins Small Company Value
2010	—	—	—
2009	26,527	448,183	(421,656)
Janus Aspen Worldwide — Institutional
2010	72,177	256,032	(183,855)
2009	124,514	303,200	(178,686)
Janus Aspen Worldwide — Service
2010	—	103	(103)
2009	—	—	—

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced
2010	1,375	7,109	(5,734)
2009	3,411	163	3,248
JPMorgan Insurance Trust Core Bond
2010	38,782	28,058	10,724
2009	176,458	60,686	115,772
JPMorgan Insurance Trust Equity Index
2010	22,252	4,065	18,187
2009	3,039	13,430	(10,391)
JPMorgan Insurance Trust Government Bond
2010	—	—	—
2009	6,795	59,865	(53,070)
JPMorgan Insurance Trust International Equity
2010	50,541	165,029	(114,488)
2009	1,603,217	914,671	688,546
JPMorgan Insurance Trust Intrepid Growth
2010	—	1,471	(1,471)
2009	—	—	—

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

		Units	Net Increase /
	Units Issued	Redeemed	(Decrease)
JPMorgan Insurance Trust: (continued)
JPMorgan Insurance Trust Intrepid Mid Cap
2010	38,220	66,150	(27,930)
2009	28,245	66,353	(38,108)
JPMorgan Insurance Trust Mid Cap Growth
2010	35,540	33,705	1,835
2009	27,502	42,605	(15,103)
JPMorgan Insurance Trust Mid Cap Value
2010	54,761	165,395	(110,634)
2009	1,423,632	828,916	594,716
JPMorgan Insurance Trust Small Cap Core
2010	45,559	90,337	(44,778)
2009	744,476	449,533	294,943
JPMorgan Insurance Trust U.S. Equity
2010	17,538	25,241	(7,703)
2009	6,349	18,535	(12,186)

JPMorgan Series Trust II:
JPMorgan International Equity
2010	—	—	—
2009	30,391	882,520	(852,129)
JPMorgan MidCap Value
2010	—	—	—
2009	17,818	556,083	(538,265)
JPMorgan Small Company
2010	—	—	—
2009	22,765	389,370	(366,605)

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2010	30,250	95,457	(65,207)
2009	85,694	85,907	(213)
Oppenheimer Global Securities
2010	139,996	396,777	(256,781)
2009	277,306	520,785	(243,479)
Oppenheimer Global Strategic Income VA Series
2010	237,438	218,997	18,441
2009	189,843	324,394	(134,551)

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

		Units	Net Increase /
	Units Issued	Redeemed	(Decrease)
Oppenheimer Variable Account Funds: (continued)
Oppenheimer High Income
2010	41,459	114,020	(72,561)
2009	199,737	98,825	100,912
Oppenheimer Main Street
2010	39,220	115,011	(75,791)
2009	63,062	194,605	(131,543)
Oppenheimer Main Street Small Cap
2010	62,444	127,907	(65,463)
2009	72,037	149,724	(77,687)
Oppenheimer Small-MidCap Growth VA Series
2010	20,113	18,914	1,199
2009	19,919	15,372	4,547

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond
2010	461	916	(455)
2009	712	2,124	(1,412)
PIMCO Low Duration
2010	424	882	(458)
2009	482	294	188

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights:
A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2010, were as follows.

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios: (5)
Alger Balanced O (6)
2010	3,449	$12.246	$12.246	$42,236	2.49%	1.40%	1.40%	8.81%	8.81%
2009	4,041	11.255	11.255	45,477	3.20%	1.40%	1.40%	27.46%	27.46%
2008	5,045	8.830	8.830	44,546	2.80%	1.40%	1.40%	-32.71%	-32.71%
2007	7,050	13.121	13.121	92,499	2.14%	1.40%	1.40%	10.81%	10.81%
2006	8,412	11.465	11.465	99,604	1.53%	1.40%	1.40%	3.28%	3.28%
Alger Balanced S (6)
2010 (7)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	5	11.753	12.059	56	3.88%	1.70%	2.05%	25.92%	26.35%
2008	3	9.334	9.544	26	N/A	1.70%	2.05%	-33.27%	-33.04%
2007	3	13.987	14.253	45	N/A	1.70%	2.05%	12.18%	12.56%
2006	7	12.181	12.327	82	N/A	1.70%	2.05%	2.37%	2.72%
Alger Capital Appreciation O (8)
2010	4,578	11.866	11.866	54,321	0.38%	1.40%	1.40%	12.45%	12.45%
2009	5,052	10.552	10.552	53,307	N/A	1.40%	1.40%	49.02%	49.02%
2008	6,678	7.081	7.081	47,288	N/A	1.40%	1.40%	-45.90%	-45.90%
2007	9,245	13.088	13.088	121,007	0.06%	1.40%	1.40%	31.68%	31.68%
2006	8,585	8.450	8.450	85,346	0.03%	1.40%	1.40%	17.62%	17.62%
Alger Capital Appreciation S (8)
2010	—	18.262	18.802	2	0.19%	1.70%	2.05%	11.35%	11.73%
2009	—	16.401	16.828	1	N/A	1.70%	2.05%	47.66%	48.17%
2008	—	11.107	11.357	1	N/A	1.70%	2.05%	-46.37%	-46.18%
2007	—	20.709	21.102	3	0.20%	1.70%	2.05%	30.51%	30.96%
2006	1	13.612	13.775	19	N/A	1.70%	2.05%	16.58%	16.58%
Alger Large Cap Growth I-2 (9)
2010	209	40.998	57.935	11,342	0.73%	1.00%	2.25%	10.89%	12.26%
2009	238	36.970	51.606	11,580	0.61%	1.00%	2.25%	44.33%	46.11%
2008	266	25.616	35.319	8,887	0.23%	1.00%	2.25%	-47.34%	-46.69%
2007	293	48.646	66.251	18,402	0.33%	1.00%	2.25%	17.29%	18.75%
2006	355	40.329	53.587	18,865	0.13%	1.00%	2.25%	2.19%	4.11%
Alger Mid Cap Growth O (10)
2010	384	32.696	36.610	13,498	N/A	1.00%	2.25%	16.76%	18.20%
2009	440	28.003	30.973	13,152	N/A	1.00%	2.25%	48.37%	50.20%
2008	495	18.874	20.620	9,911	0.17%	1.00%	2.25%	-59.28%	-58.77%
2007	572	46.347	50.013	27,876	N/A	1.00%	2.25%	28.65%	30.25%
2006	602	33.443	35.210	22,574	N/A	1.00%	2.25%	7.72%	9.05%
Alger Mid Cap Growth S (10)
2010	1	15.150	15.597	13	N/A	1.70%	2.05%	16.50%	16.90%
2009	1	13.004	13.343	11	N/A	1.70%	2.05%	48.27%	48.78%
2008	1	8.770	8.968	7	N/A	1.70%	2.05%	-59.31%	-59.17%
2007	1	21.554	21.963	17	N/A	1.70%	2.05%	28.62%	29.07%
2006	1	15.641	15.829	13	N/A	1.70%	2.05%	7.13%	7.50%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios: (5) (continued)
Alger Small Cap Growth I-2 (11)
2010	173	$20.930	$56.472	$8,564	N/A	1.00%	2.25%	22.43%	24.05%
2009	218	17.095	45.522	8,384	N/A	1.00%	2.25%	42.17%	44.07%
2008	185	12.024	31.598	5,170	N/A	1.00%	2.25%	-47.78%	-47.13%
2007	182	23.026	59.766	9,698	N/A	1.00%	2.25%	14.58%	16.07%
2006	185	20.097	51.489	8,534	N/A	1.00%	2.25%	16.43%	18.83%

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2010	1,450	6.645	7.423	10,420	1.44%	1.00%	2.25%	11.64%	13.02%
2009	1,727	5.953	6.568	11,010	4.57%	1.00%	2.25%	15.50%	16.93%
2008	2,046	5.154	5.617	11,188	2.16%	1.00%	2.25%	-36.03%	-35.24%
2007	2,932	8.057	8.674	24,831	2.01%	1.00%	2.25%	-2.28%	-1.06%
2006	3,975	7.185	7.562	34,156	1.87%	1.00%	2.25%	14.52%	15.93%
American Century VP Income & Growth II
2010	1	12.495	12.864	9	1.23%	1.70%	2.05%	11.57%	11.96%
2009	1	11.199	11.490	8	4.05%	1.70%	2.05%	15.41%	15.81%
2008	1	9.703	9.922	7	1.78%	1.70%	2.05%	-36.04%	-35.82%
2007	1	15.172	15.460	11	1.64%	1.70%	2.05%	-2.44%	-2.11%
2006	1	13.659	13.823	11	1.51%	1.70%	2.05%	13.86%	14.25%
American Century VP Value
2010	2,021	9.122	10.707	20,809	2.39%	1.00%	2.25%	10.93%	12.30%
2009	1,720	8.223	9.534	15,778	5.38%	1.00%	2.25%	17.23%	18.68%
2008	2,072	7.015	8.034	16,036	2.54%	1.00%	2.25%	-28.39%	-27.50%
2007	2,614	9.796	11.081	28,023	1.72%	1.00%	2.25%	-7.24%	-6.08%
2006	3,043	9.099	10.043	34,797	1.36%	1.00%	2.25%	16.05%	17.48%
American Century VP Value II
2010	—	14.014	14.428	4	2.00%	1.70%	2.05%	10.77%	11.15%
2009	—	12.652	12.981	4	4.96%	1.70%	2.05%	17.32%	17.72%
2008	—	10.784	11.027	3	2.31%	1.70%	2.05%	-28.28%	-28.03%
2007	—	15.036	15.322	4	2.44%	1.70%	2.05%	-7.22%	-6.90%
2006	1	14.029	14.197	24	1.27%	1.70%	2.05%	15.52%	15.92%

Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (12)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	1,193	6.170	8.786	7,359	1.63%	1.40%	2.05%	-47.83%	-47.49%
2007	2,070	11.751	16.782	24,325	N/A	1.40%	2.05%	-5.90%	-5.29%
2006	2,383	12.407	17.773	29,574	N/A	1.40%	2.05%	10.94%	11.65%
Credit Suisse Trust International Equity Flex III (13)
2010	2,176	18.159	22.796	43,927	0.09%	1.00%	2.25%	9.76%	11.12%
2009	2,596	16.543	20.656	47,351	2.23%	1.00%	2.25%	48.28%	50.12%
2008	2,762	11.157	13.855	33,670	1.92%	1.00%	2.25%	-55.80%	-55.25%
2007	4,089	25.242	31.179	111,926	1.45%	1.00%	2.25%	26.58%	28.15%
2006	4,547	19.942	24.500	97,524	0.53%	1.00%	2.25%	29.55%	31.21%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock A
2010	3,677	$15.973	$15.973	$58,739	0.94%	1.40%	1.40%	25.34%	25.34%
2009	4,049	12.743	12.743	51,604	1.43%	1.40%	1.40%	33.64%	33.64%
2008	6,004	9.536	9.536	58,261	1.04%	1.40%	1.40%	-41.25%	-41.25%
2007	8,728	16.230	16.230	143,605	0.44%	1.40%	1.40%	0.09%	0.09%
2006	10,607	13.429	15.418	172,015	0.39%	1.00%	2.25%	4.85%	6.61%
Dreyfus I.P. MidCap Stock SC
2010	127	14.792	16.384	2,010	0.78%	1.00%	2.25%	24.15%	25.69%
2009	110	11.891	13.035	1,395	0.95%	1.00%	2.25%	32.35%	33.99%
2008	119	8.967	9.729	117	8.06%	1.00%	2.25%	-41.76%	-41.04%
2007	135	15.366	16.499	230	2.88%	1.00%	2.25%	-0.86%	0.38%
2006	19	14.659	14.835	299	1.54%	1.70%	2.05%	5.52%	5.88%

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth A
2010	508	7.793	28.958	5,724	0.85%	1.00%	2.25%	12.29%	13.68%
2009	567	6.883	25.473	5,714	0.94%	1.00%	2.25%	30.81%	32.43%
2008	676	5.218	19.235	5,007	0.81%	1.00%	2.25%	-35.87%	-35.07%
2007	906	8.069	29.627	9,740	0.51%	1.00%	2.25%	5.40%	6.71%
2006	1,388	7.049	25.677	12,962	0.10%	1.00%	2.25%	6.19%	8.12%
Dreyfus Socially Responsible Growth SC
2010	—	12.323	12.687	2	0.60%	1.70%	2.05%	12.25%	12.63%
2009	—	10.978	11.264	2	0.60%	1.70%	2.05%	30.76%	31.21%
2008	—	8.396	8.585	1	0.52%	1.70%	2.05%	-35.90%	-35.68%
2007	—	13.098	13.346	3	0.14%	1.70%	2.05%	5.32%	5.69%
2006	3	11.647	11.786	32	N/A	1.70%	2.05%	6.77%	7.14%

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007 (14)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	47	14.271	17.501	815	N/A	1.00%	2.25%	7.92%	9.85%

DWS Variable Series I: (15)
DWS Bond VIP
2010	2,609	7.578	12.782	24,438	4.37%	1.00%	2.25%	4.44%	5.73%
2009	2,836	7.255	12.137	25,103	7.39%	1.00%	2.25%	7.65%	38.47%
2008	2,373	6.740	11.181	18,767	6.26%	1.00%	2.25%	-18.60%	-17.59%
2007	2,888	8.280	13.623	27,128	4.11%	1.00%	2.25%	1.87%	3.14%
2006	2,187	8.128	13.260	19,656	2.14%	1.00%	2.25%	2.42%	3.68%
DWS Capital Growth VIP A
2010	17,222	11.538	24.158	229,370	0.88%	1.00%	2.25%	14.14%	15.55%
2009 (16)	20,264	10.024	20.906	232,977	1.17%	1.00%	2.25%	24.08%	25.61%
2008	21,447	8.012	16.643	198,670	1.17%	1.00%	2.25%	-34.46%	-33.65%
2007	29,000	12.123	25.082	397,489	0.63%	1.00%	2.25%	10.10%	11.47%
2006 (17)	35,506	10.201	20.940	436,463	0.41%	1.00%	2.25%	5.50%	7.46%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series I: (15) (continued)
DWS Capital Growth VIP B
2010	12	$13.987	$14.401	$177	0.54%	1.70%	2.05%	14.00%	14.39%
2009 (16)	13	12.270	12.589	166	1.47%	1.70%	2.05%	23.95%	24.37%
2008	33	9.900	10.122	332	0.67%	1.70%	2.05%	-34.55%	-34.32%
2007	35	15.125	15.413	530	0.29%	1.70%	2.05%	9.91%	10.29%
2006 (17)	56	12.982	13.138	772	0.16%	1.70%	2.05%	6.00%	6.37%
DWS Global Opportunities VIP A (18)
2010	3,382	21.976	21.976	74,320	0.38%	1.40%	1.40%	24.89%	24.89%
2009	3,731	17.596	17.596	65,646	1.61%	1.40%	1.40%	46.16%	46.16%
2008	5,128	12.039	12.039	61,738	0.29%	1.40%	1.40%	-50.66%	-50.66%
2007	7,462	24.400	24.400	182,071	1.28%	1.40%	1.40%	7.81%	7.81%
2006	8,691	18.797	18.797	196,688	1.00%	1.40%	1.40%	20.40%	20.40%
DWS Global Opportunities VIP B (18)
2010	—	21.305	21.934	4	0.08%	1.70%	2.05%	23.85%	24.27%
2009	—	17.202	17.650	3	1.36%	1.70%	2.05%	44.69%	45.19%
2008	—	11.889	12.156	2	N/A	1.70%	2.05%	-51.17%	-51.00%
2007	—	24.345	24.808	7	1.39%	1.70%	2.05%	6.72%	7.09%
2006	1	19.100	19.329	13	0.58%	1.70%	2.05%	19.44%	19.85%
DWS Growth & Income VIP A
2010	3,206	9.338	11.578	30,927	1.61%	1.00%	2.05%	12.10%	13.26%
2009	3,707	8.277	10.223	31,677	1.98%	1.00%	2.05%	31.45%	34.87%
2008	4,829	6.257	7.697	31,155	2.14%	1.00%	2.05%	-39.55%	-38.92%
2007	6,915	10.285	12.602	71,600	1.28%	1.00%	2.05%	-0.69%	0.35%
2006	8,327	9.182	11.162	87,917	0.97%	1.00%	2.05%	11.35%	12.50%
DWS Growth & Income VIP B
2010	8	12.449	12.817	107	1.37%	1.70%	2.05%	11.83%	12.21%
2009	10	11.133	11.422	108	1.80%	1.70%	2.05%	30.95%	31.40%
2008	10	8.501	8.693	83	1.70%	1.70%	2.05%	-39.53%	-39.32%
2007	10	14.059	14.326	138	0.83%	1.70%	2.05%	-1.04%	-0.70%
2006	14	12.798	12.952	208	0.58%	1.70%	2.05%	11.01%	11.39%
DWS Health Care VIP A (19)
2010	2,229	13.882	13.882	30,942	N/A	1.40%	1.40%	6.66%	6.66%
2009	2,578	13.015	13.015	33,548	1.28%	1.40%	1.40%	20.50%	20.50%
2008	3,922	10.801	10.801	42,357	0.35%	1.40%	1.40%	-24.27%	-24.27%
2007	5,172	14.262	14.262	73,767	N/A	1.40%	1.40%	11.63%	11.63%
2006	6,152	12.202	12.202	78,603	N/A	1.40%	1.40%	4.70%	4.70%
DWS Health Care VIP B (19)
2010	1	17.425	17.940	12	N/A	1.70%	2.05%	5.52%	5.88%
2009	1	16.513	16.943	12	1.01%	1.70%	2.05%	19.36%	19.77%
2008	1	13.835	14.147	11	N/A	1.70%	2.05%	-25.04%	-24.78%
2007	1	18.457	18.807	16	N/A	1.70%	2.05%	10.60%	10.98%
2006	3	16.099	16.293	45	N/A	1.70%	2.05%	3.65%	4.01%
DWS International VIP A
2010	4,135	9.967	14.032	42,165	2.09%	1.00%	2.25%	-0.61%	0.62%
2009	4,839	9.945	13.946	49,299	4.23%	1.00%	2.25%	30.58%	32.20%
2008	6,889	7.552	10.550	53,129	1.50%	1.00%	2.25%	-49.36%	-48.73%
2007	10,049	14.789	20.575	151,122	2.56%	1.00%	2.25%	12.05%	13.45%
2006	11,394	10.540	14.578	151,767	1.85%	1.00%	2.25%	22.13%	24.67%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series I: (15) (continued)
DWS International VIP B
2010	5	$12.913	$13.295	$72	1.79%	1.70%	2.05%	-0.70%	-0.36%
2009	6	13.004	13.343	77	3.85%	1.70%	2.05%	30.22%	30.66%
2008	7	9.987	10.211	72	1.02%	1.70%	2.05%	-49.29%	-49.12%
2007	6	19.694	20.068	128	2.15%	1.70%	2.05%	11.95%	12.33%
2006	7	14.311	14.483	129	1.60%	1.70%	2.05%	22.93%	23.35%

DWS Variable Series II: (15)
DWS Balanced VIP (20)
2010	24,052	2.227	12.457	180,808	3.12%	1.00%	2.25%	8.78%	10.12%
2009	27,088	2.027	10.971	184,860	3.73%	1.00%	2.25%	20.72%	22.21%
2008	31,704	1.663	9.388	177,453	4.22%	1.00%	2.25%	-29.10%	-28.05%
2007	38,891	2.317	13.196	303,165	3.37%	1.00%	2.25%	2.32%	3.80%
2006	46,425	2.238	12.852	345,141	2.53%	1.00%	2.25%	7.29%	9.15%
DWS Blue Chip VIP A
2010	5,582	1.479	12.130	58,272	1.44%	1.25%	1.40%	12.20%	12.37%
2009	6,493	1.316	10.811	60,769	1.91%	1.25%	1.40%	32.12%	32.32%
2008	8,657	0.995	8.183	62,370	1.92%	1.25%	1.40%	-39.35%	-39.26%
2007	12,533	1.637	13.491	150,847	1.13%	1.25%	1.40%	2.06%	2.22%
2006	15,304	1.402	11.590	175,423	0.90%	1.25%	1.40%	14.05%	14.22%
DWS Blue Chip VIP B
2010	12	14.166	14.584	167	1.16%	1.70%	2.05%	11.27%	11.65%
2009	13	12.731	13.063	164	1.52%	1.70%	2.05%	30.78%	31.23%
2008	14	9.735	9.954	133	1.44%	1.70%	2.05%	-39.72%	-39.51%
2007	15	16.149	16.455	241	0.77%	1.70%	2.05%	1.07%	1.42%
2006	19	14.155	14.325	313	0.49%	1.70%	2.05%	12.88%	13.27%
DWS Core Fixed Income VIP A (21)
2010	11,343	1.133	12.239	47,896	6.32%	1.00%	2.25%	1.73%	5.46%
2009	12,520	1.088	11.651	51,809	8.71%	1.00%	2.25%	4.73%	6.65%
2008	14,587	1.033	10.968	59,265	8.47%	1.00%	2.25%	-21.32%	-20.13%
2007	20,126	1.309	13.786	99,451	4.26%	1.00%	2.25%	1.65%	3.13%
2006	19,071	1.285	13.420	98,142	3.33%	1.00%	2.25%	1.72%	3.23%
DWS Davis Venture Value VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (22)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	11,803	8.207	9.702	96,901	1.65%	1.40%	2.05%	-41.97%	-41.06%
2007	17,010	13.924	16.662	236,921	0.72%	1.40%	2.05%	2.04%	3.01%
2006	18,456	13.517	16.273	249,555	0.63%	1.40%	2.05%	12.05%	13.26%
DWS Diversified International Equity VIP (23)
2010	13,620	2.108	14.871	59,066	2.16%	1.00%	2.05%	8.70%	9.83%
2009	15,285	1.939	10.455	60,284	5.87%	1.00%	2.05%	26.76%	28.08%
2008	18,966	1.530	10.701	66,546	1.10%	1.00%	2.05%	-50.09%	-49.32%
2007	23,672	3.050	21.368	175,919	2.69%	1.00%	2.05%	13.85%	15.55%
2006	25,826	2.667	18.703	160,747	1.99%	1.00%	2.05%	22.55%	24.32%
DWS Dreman Small Mid Cap Value VIP A (24)
2010	17,119	2.565	23.832	132,028	1.25%	1.00%	2.25%	20.36%	21.85%
2009	19,398	2.127	19.606	124,831	1.82%	1.00%	2.25%	26.85%	28.42%
2008	24,074	1.673	15.305	138,065	1.87%	1.00%	2.25%	-34.89%	-34.08%
2007	32,070	2.565	23.275	324,747	1.05%	1.00%	2.25%	0.78%	2.03%
2006	37,143	2.072	18.514	374,258	0.82%	1.00%	2.25%	21.66%	23.83%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series II: (15) (continued)
DWS Dreman Small Mid Cap Value VIP B (24)
2010	12	$19.938	$22.397	$235	0.88%	1.70%	2.05%	20.20%	20.61%
2009	13	16.587	18.569	214	1.60%	1.70%	2.05%	26.68%	27.12%
2008	14	13.093	14.608	187	1.33%	1.70%	2.05%	-35.01%	-34.79%
2007	15	20.146	22.399	307	0.65%	1.70%	2.05%	0.59%	0.94%
2006	19	16.403	16.600	389	0.38%	1.70%	2.05%	22.10%	22.52%
DWS Global Thematic VIP A (25)
2010	2,422	16.044	16.044	38,862	0.93%	1.40%	1.40%	12.09%	12.09%
2009	2,754	14.314	14.314	39,416	1.49%	1.40%	1.40%	41.84%	41.84%
2008	3,795	10.092	10.092	38,297	1.72%	1.40%	1.40%	-48.48%	-48.48%
2007	5,497	19.587	19.587	107,675	0.66%	1.40%	1.40%	4.82%	4.82%
2006	5,031	14.559	14.559	94,005	0.51%	1.40%	1.40%	28.35%	28.35%
DWS Global Thematic VIP B (25)
2010	2	16.575	17.065	40	0.55%	1.70%	2.05%	10.97%	11.35%
2009	2	14.936	15.325	32	1.36%	1.70%	2.05%	40.36%	40.84%
2008	3	10.642	10.881	29	1.45%	1.70%	2.05%	-48.92%	-48.75%
2007	2	20.835	21.231	35	0.32%	1.70%	2.05%	3.71%	4.06%
2006	3	15.812	16.002	53	0.18%	1.70%	2.05%	27.06%	27.49%
DWS Government & Agency Securities VIP A
2010	12,820	1.564	16.470	87,302	4.70%	1.00%	2.25%	4.27%	5.56%
2009	14,063	1.500	15.665	89,665	5.13%	1.00%	2.25%	3.11%	7.01%
2008	16,804	1.419	14.697	115,382	4.97%	1.00%	2.25%	2.63%	6.98%
2007	17,111	1.383	14.202	100,962	5.02%	1.00%	2.25%	3.61%	4.90%
2006	19,756	1.310	13.232	107,394	3.94%	1.00%	2.25%	1.66%	3.13%
DWS Government & Agency Securities VIP B
2010	17	12.213	12.574	209	4.44%	1.70%	2.05%	4.10%	4.46%
2009	17	11.731	12.037	204	4.73%	1.70%	2.05%	5.53%	5.90%
2008	22	11.116	11.366	246	4.75%	1.70%	2.05%	2.42%	2.77%
2007	21	10.854	11.060	231	4.65%	1.70%	2.05%	3.39%	3.75%
2006	27	10.326	10.450	290	3.67%	1.70%	2.05%	1.66%	2.01%
DWS High Income VIP A
2010	12,443	1.294	16.067	119,022	7.75%	1.00%	2.25%	11.49%	12.87%
2009	14,076	1.161	14.291	117,072	10.56%	1.00%	2.25%	36.91%	44.49%
2008	15,199	0.848	10.352	90,235	11.98%	1.00%	2.25%	-25.61%	-24.69%
2007	18,561	1.140	13.801	150,259	8.52%	1.00%	2.25%	-1.28%	-0.05%
2006	23,350	1.069	14.007	188,042	7.81%	1.00%	2.25%	7.90%	9.38%
DWS High Income VIP B
2010	9	16.667	17.160	144	7.82%	1.70%	2.05%	11.36%	11.74%
2009	10	14.967	15.357	151	11.18%	1.70%	2.05%	36.84%	37.31%
2008	12	10.938	11.184	135	13.03%	1.70%	2.05%	-25.65%	-25.39%
2007	18	14.712	14.991	262	8.52%	1.70%	2.05%	-1.49%	-1.15%
2006	28	13.840	14.006	428	7.26%	1.70%	2.05%	7.91%	8.28%
DWS Janus Growth & Income VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (26)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	8,715	5.801	12.112	50,555	1.26%	1.40%	2.05%	-42.11%	-19.46%
2007	12,233	10.020	15.037	122,577	0.60%	1.40%	2.05%	4.07%	5.11%
2006	14,783	9.532	14.399	140,945	0.64%	1.40%	2.05%	5.82%	6.94%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series II: (15) (continued)
DWS Large Cap Value VIP A
2010	16,958	$2.186	$14.052	$131,093	1.98%	1.00%	2.05%	8.55%	9.67%
2009	19,293	2.014	12.863	139,217	1.59%	1.00%	2.05%	22.85%	24.13%
2008	16,234	1.639	10.404	69,079	2.27%	1.00%	2.05%	-37.68%	-37.03%
2007	19,729	2.630	16.587	137,245	1.77%	1.00%	2.05%	10.86%	12.02%
2006	23,204	2.098	13.061	144,668	1.57%	1.00%	2.05%	13.10%	14.27%
DWS Large Cap Value VIP B
2010	13	12.976	13.360	170	1.67%	1.70%	2.05%	8.31%	8.68%
2009	15	11.980	12.292	178	1.33%	1.70%	2.05%	22.35%	22.77%
2008	7	9.792	10.012	67	1.79%	1.70%	2.05%	-37.92%	-37.71%
2007	7	15.773	16.072	113	1.50%	1.70%	2.05%	10.49%	10.87%
2006	12	12.671	12.823	168	1.10%	1.70%	2.05%	12.66%	13.05%
DWS Mid Cap Growth VIP
2010	1,556	10.812	14.862	16,831	N/A	1.40%	2.05%	25.39%	26.19%
2009	1,661	8.568	11.812	14,235	N/A	1.40%	2.05%	40.80%	41.28%
2008	1,908	6.072	8.361	11,591	N/A	1.40%	2.05%	-51.27%	-50.73%
2007	2,844	12.324	17.097	35,059	N/A	1.40%	2.05%	5.74%	6.86%
2006	3,096	11.534	16.113	35,729	N/A	1.40%	2.05%	8.33%	9.43%
DWS Money Market VIP
2010 (27)	20,485	0.989	19.121	94,048	0.01%	1.00%	2.25%	-2.19%	0.02%
2009 (28)	24,152	1.011	14.254	128,277	0.37%	1.00%	2.25%	-1.87%	0.34%
2008 (29)	37,384	1.030	14.207	219,798	2.70%	1.00%	2.25%	0.37%	2.63%
2007	31,600	1.027	13.842	189,703	4.84%	1.00%	2.25%	2.66%	5.00%
2006 (30)	26,641	1.000	13.183	146,351	5.05%	1.00%	2.25%	2.36%	4.66%
DWS Small Cap Growth VIP
2010	15,250	1.120	13.562	59,138	N/A	1.00%	2.25%	26.59%	28.16%
2009	17,203	0.885	6.980	53,436	N/A	1.00%	2.25%	37.51%	42.72%
2008	19,872	0.643	7.715	47,318	N/A	1.00%	2.25%	-50.62%	-49.87%
2007	24,131	1.303	15.392	122,143	N/A	1.00%	2.25%	3.67%	5.14%
2006	29,292	1.254	14.796	142,349	N/A	1.00%	2.25%	2.16%	4.23%
DWS Strategic Income VIP
2010	2,785	1.871	17.675	44,961	6.51%	1.25%	2.05%	7.84%	8.69%
2009	2,943	1.721	16.286	44,203	5.14%	1.25%	2.05%	21.04%	21.22%
2008	3,747	1.420	13.455	46,678	7.20%	1.25%	2.05%	-9.02%	-8.36%
2007	4,690	1.558	14.790	64,242	5.82%	1.25%	2.05%	2.95%	4.13%
2006	3,932	1.497	14.225	51,496	4.15%	1.25%	2.05%	6.57%	7.64%
DWS Strategic Value VIP A (31)
2010	11,961	12.166	12.366	147,899	1.93%	1.40%	1.40%	10.97%	10.97%
2009	14,300	10.963	11.143	159,343	4.39%	1.40%	1.40%	21.57%	23.57%
2008	21,217	9.018	9.018	191,335	3.40%	1.40%	1.40%	-46.73%	-45.85%
2007	31,308	16.655	16.929	530,007	1.53%	1.40%	1.40%	-3.23%	-3.23%
2006 (32)	37,105	14.697	14.938	649,052	1.85%	1.40%	1.40%	17.10%	17.10%
DWS Strategic Value VIP B (31)
2010	13	11.304	11.638	153	1.70%	1.70%	2.05%	9.88%	10.26%
2009	16	10.287	10.555	171	4.23%	1.70%	2.05%	22.43%	22.85%
2008	20	8.403	8.592	166	2.78%	1.70%	2.05%	-47.25%	-47.06%
2007	31	15.928	16.230	505	0.61%	1.70%	2.05%	-4.16%	-3.83%
2006 (32)	45	14.347	14.519	760	1.38%	1.70%	2.05%	15.84%	16.24%

ZALICO Variable Annuity Separate Account of
Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series II: (15) (continued)
DWS Technology VIP A (33)
2010	7,781	$0.892	$9.439	$46,275	0.04%	1.00%	2.25%	16.05%	17.49%
2009	9,257	0.768	8.066	47,418	N/A	1.00%	2.25%	56.89%	58.83%
2008	10,288	0.490	5.099	37,004	N/A	1.00%	2.25%	-47.41%	-46.75%
2007	13,857	0.931	9.614	100,765	N/A	1.00%	2.25%	11.77%	13.16%
2006	16,509	0.846	13.658	110,626	N/A	1.00%	2.25%	-2.22%	-0.24%
DWS Technology VIP B (33)
2010	1	13.993	14.407	16	N/A	1.70%	2.05%	15.59%	15.99%
2009	2	12.106	12.421	25	N/A	1.70%	2.05%	56.72%	57.26%
2008	2	7.725	7.898	15	N/A	1.70%	2.05%	-47.52%	-47.34%
2007	2	14.719	14.998	30	N/A	1.70%	2.05%	11.54%	11.92%
2006	4	13.408	13.569	51	N/A	1.70%	2.05%	-1.58%	-1.24%
DWS Turner Mid Cap Growth VIP
2010	3,491	12.611	19.145	44,025	0.01%	1.40%	2.05%	26.42%	27.22%
2009	3,819	9.913	15.092	37,859	N/A	1.40%	2.05%	-34.89%	47.59%
2008	5,867	10.001	15.224	39,314	N/A	1.40%	2.05%	-51.54%	13.16%
2007	7,913	13.453	21.029	106,465	N/A	1.40%	2.05%	22.60%	24.01%
2006	8,700	10.849	17.093	94,399	N/A	1.40%	2.05%	4.08%	5.05%

DWS Investments VIT Funds: (15)
DWS Equity 500 Index VIP A
2010	7,268	10.515	10.515	76,428	1.86%	1.40%	1.40%	13.12%	13.12%
2009	8,078	9.296	9.296	75,091	2.68%	1.40%	1.40%	24.58%	24.58%
2008	10,627	7.462	7.462	79,299	2.73%	1.40%	1.40%	-38.02%	-38.02%
2007	15,244	12.039	12.039	183,529	1.54%	1.40%	1.40%	3.83%	3.83%
2006	17,689	10.177	10.177	205,018	1.14%	1.40%	1.40%	13.93%	13.93%
DWS Equity 500 Index VIP B2
2010	2	9.968	10.151	18	1.54%	1.70%	2.05%	12.00%	12.38%
2009	2	8.900	9.032	19	2.33%	1.70%	2.05%	23.26%	23.69%
2008	2	7.220	7.302	15	1.33%	1.70%	2.05%	-38.62%	-38.41%
2007	5	11.763	11.856	63	1.46%	1.70%	2.05%	2.73%	3.09%
2006	3	10.143	10.153	115	0.92%	1.70%	2.05%	12.90%	13.28%
DWS RREEF Real Estate Securities VIP (34)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008 (35)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	2	19.118	19.427	33	N/A	1.70%	2.05%	-18.03%	-17.74%
2006	2	23.323	23.618	47	N/A	1.70%	2.05%	34.38%	34.84%

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2010	172	28.631	32.019	5,278	1.58%	1.00%	2.05%	11.97%	13.13%
2009	202	25.570	28.301	5,486	2.27%	1.00%	2.05%	26.52%	27.83%
2008	235	20.210	22.139	5,016	2.68%	1.00%	2.05%	-30.15%	-29.42%
2007	265	28.935	31.370	8,022	6.03%	1.00%	2.05%	13.17%	14.35%
2006	311	25.567	27.432	8,293	2.84%	1.00%	2.05%	5.17%	6.26%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products Fund: (continued)
Fidelity VIP Contrafund
2010	1,688	$30.749	$44.415	$70,698	1.14%	1.00%	2.25%	14.64%	16.06%
2009	1,969	26.822	38.270	71,263	1.33%	1.00%	2.25%	32.72%	34.37%
2008	2,168	20.209	28.482	58,200	0.96%	1.00%	2.25%	-43.78%	-43.08%
2007	2,513	35.948	50.042	119,129	0.96%	1.00%	2.25%	14.99%	16.42%
2006	2,788	28.610	38.859	113,977	1.29%	1.00%	2.25%	9.27%	10.61%
Fidelity VIP Contrafund 2
2010	1	16.603	17.094	17	0.99%	1.70%	2.05%	14.58%	14.97%
2009	1	14.490	14.867	15	1.14%	1.70%	2.05%	32.75%	33.20%
2008	1	10.916	11.161	11	0.83%	1.70%	2.05%	-43.84%	-43.65%
2007	1	19.438	19.808	20	0.04%	1.70%	2.05%	14.93%	15.33%
2006	2	15.559	15.746	35	0.98%	1.70%	2.05%	8.70%	9.07%
Fidelity VIP Equity Income
2010	776	24.667	38.183	27,267	1.69%	1.00%	2.25%	12.62%	14.01%
2009	902	21.903	33.491	27,892	2.09%	1.00%	2.25%	27.34%	28.92%
2008	1,075	17.200	25.978	25,783	2.30%	1.00%	2.25%	-43.92%	-43.22%
2007	1,365	30.671	45.755	57,697	1.93%	1.00%	2.25%	-0.72%	0.52%
2006	1,547	26.278	38.249	65,408	3.26%	1.00%	2.25%	17.56%	19.01%
Fidelity VIP Equity Income 2
2010	—	12.560	12.932	6	1.59%	1.70%	2.05%	12.61%	13.00%
2009	—	11.154	11.444	5	2.03%	1.70%	2.05%	27.27%	27.71%
2008	—	8.764	8.961	4	2.43%	1.70%	2.05%	-43.96%	-43.77%
2007	—	15.639	15.936	7	0.04%	1.70%	2.05%	-0.77%	-0.43%
2006	—	13.470	13.631	7	2.92%	1.70%	2.05%	17.01%	17.41%
Fidelity VIP Growth
2010	498	12.727	54.150	25,168	0.25%	1.00%	2.25%	21.38%	22.94%
2009	612	10.486	44.044	25,279	0.42%	1.00%	2.25%	25.39%	27.02%
2008	670	8.362	34.676	21,552	0.81%	1.00%	2.25%	-48.37%	-47.69%
2007	768	16.196	66.292	47,306	0.81%	1.00%	2.25%	24.10%	25.70%
2006	845	13.051	52.737	42,027	0.40%	1.00%	2.25%	3.81%	5.79%
Fidelity VIP Index 500
2010	392	146.024	163.306	59,068	1.82%	1.00%	2.05%	12.71%	13.88%
2009	450	129.552	143.395	59,134	2.38%	1.00%	2.05%	24.06%	25.35%
2008	509	104.425	114.393	53,466	2.10%	1.00%	2.05%	-38.27%	-37.62%
2007	590	169.154	183.390	101,561	3.70%	1.00%	2.05%	3.31%	4.39%
2006	812	134.054	153.315	122,752	1.73%	1.00%	2.25%	12.90%	14.59%
Fidelity VIP Index 500 SC
2010	26	13.140	145.457	3,699	1.51%	1.25%	2.25%	12.21%	13.31%
2009	31	11.688	128.367	4,196	1.95%	1.25%	2.25%	23.52%	24.74%
2008	35	9.444	102.906	3,877	1.67%	1.25%	2.25%	-38.54%	-37.94%
2007	44	15.336	165.805	7,091	1.81%	1.25%	2.25%	2.85%	3.88%
2006	—	13.220	13.379	10,253	1.47%	1.25%	2.25%	12.57%	12.95%

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities
2010	443	13.986	15.370	6,633	1.60%	1.00%	2.25%	17.99%	19.45%
2009	460	11.854	12.867	5,792	1.38%	1.00%	2.25%	14.76%	16.18%
2008	520	10.329	11.075	5,650	1.85%	1.00%	2.25%	-28.71%	-27.82%
2007	701	14.488	15.344	10,599	2.55%	1.00%	2.25%	-4.84%	-3.66%
2006	860	14.011	15.927	13,524	0.98%	1.00%	2.25%	14.07%	15.97%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				NetAssets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust: (continued)
Franklin Small Cap Value Securities
2010	311	$19.172	$21.069	$6,367	0.76%	1.00%	2.25%	25.40%	26.95%
2009	290	15.288	16.596	4,701	1.55%	1.00%	2.25%	26.31%	27.88%
2008	340	12.103	12.978	4,322	1.32%	1.00%	2.25%	-34.49%	-33.68%
2007	328	18.477	19.569	6,313	0.70%	1.00%	2.25%	-4.54%	-3.35%
2006	310	17.293	20.248	6,211	0.65%	1.00%	2.25%	14.02%	15.83%
Franklin Strategic Income Securities
2010	700	14.656	16.106	10,961	4.82%	1.00%	2.25%	8.47%	9.82%
2009	700	13.511	14.666	10,026	7.55%	1.00%	2.25%	22.98%	24.50%
2008	602	10.986	11.780	6,957	8.65%	1.00%	2.25%	-13.19%	-12.12%
2007	735	12.655	13.404	9,688	5.19%	1.00%	2.25%	3.57%	4.86%
2006	604	12.219	12.783	7,642	2.53%	1.00%	2.25%	5.87%	7.18%
Franklin U.S. Government
2010	352	11.669	12.824	4,403	3.47%	1.00%	2.25%	2.97%	4.24%
2009	388	11.333	12.302	4,672	4.33%	1.00%	2.25%	0.83%	2.07%
2008	387	11.240	12.052	4,573	4.72%	1.00%	2.25%	5.22%	6.52%
2007	263	10.682	11.314	2,921	4.88%	1.00%	2.25%	4.25%	5.55%
2006	206	10.247	10.719	2,166	4.20%	1.00%	2.25%	1.73%	2.99%
Franklin Zero Coupon 2010
2010 (36)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	620	10.950	11.886	7,210	4.29%	1.00%	2.25%	-2.05%	-0.84%
2008	827	11.179	11.987	9,721	4.50%	1.00%	2.25%	4.87%	6.17%
2007	900	10.660	11.290	10,008	6.11%	1.00%	2.25%	6.01%	7.33%
2006	1,810	10.056	10.596	18,802	3.83%	1.00%	2.25%	0.15%	1.38%
Mutual Global Discovery Securities (37)
2010	1,070	19.656	21.601	22,546	1.23%	1.00%	2.25%	9.50%	10.85%
2009	1,169	17.951	19.486	22,304	1.14%	1.00%	2.25%	20.60%	22.09%
2008	1,274	14.885	15.960	19,958	2.24%	1.00%	2.25%	-30.03%	-29.16%
2007	1,448	21.273	22.531	32,125	1.50%	1.00%	2.25%	9.37%	10.74%
2006	1,356	18.158	20.347	27,250	1.04%	1.00%	2.25%	20.26%	21.84%
Mutual Shares Securities
2010	467	13.719	15.076	6,847	1.47%	1.00%	2.25%	8.75%	10.09%
2009	496	12.615	13.694	6,635	1.84%	1.00%	2.25%	23.27%	24.80%
2008	556	10.233	10.973	5,983	3.24%	1.00%	2.25%	-38.50%	-37.73%
2007	526	16.638	17.622	9,125	1.54%	1.00%	2.25%	1.19%	2.45%
2006	434	15.558	17.200	7,374	1.23%	1.00%	2.25%	15.62%	17.21%
Templeton Developing Markets Securities
2010	262	30.049	34.068	8,701	1.51%	1.00%	2.25%	15.00%	16.42%
2009	277	25.913	29.262	7,920	3.73%	1.00%	2.25%	68.80%	70.88%
2008	266	15.224	17.124	4,477	2.71%	1.00%	2.25%	-53.75%	-53.17%
2007	374	32.643	36.570	13,472	2.36%	1.00%	2.25%	25.94%	27.50%
2006	427	23.841	28.682	12,078	1.22%	1.00%	2.25%	25.28%	26.82%

ING Global Resources Trust:
ING Global Resources Trust
2010	798	13.131	13.681	10,788	0.87%	1.00%	2.05%	19.20%	20.44%
2009	878	11.015	11.359	9,881	0.30%	1.00%	2.05%	34.75%	36.15%
2008	1,023	8.175	8.343	8,489	1.90%	1.00%	2.05%	-42.19%	-41.59%
2007 (38)	1,265	14.140	14.283	18,012	0.02%	1.00%	2.05%	37.98%	39.36%
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
ING Investors Trust:
ING JPMorgan Emerging Markets Equity
2010	410	$25.353	$26.722	$10,800	0.70%	1.00%	2.05%	18.21%	19.44%
2009	472	21.448	22.373	10,426	1.54%	1.00%	2.05%	68.56%	70.31%
2008	482	12.724	13.136	6,274	2.68%	1.00%	2.05%	-52.14%	-51.64%
2007	583	26.584	27.162	15,741	1.15%	1.00%	2.05%	36.00%	37.43%
2006	621	19.546	19.765	12,228	0.62%	1.00%	2.05%	33.45%	34.84%

ING VP Natural Resources Trust:
ING VP Natural Resources Trust
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007 (39)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	485	29.293	31.521	14,768	N/A	1.00%	2.05%	19.29%	20.53%

Invesco Variable Insurance Funds (40)
Invesco V.I. Financial Services Fund (41)
2010	143	6.180	6.792	945	0.11%	1.00%	2.25%	7.89%	9.22%
2009	119	5.728	6.219	724	2.62%	1.00%	2.25%	24.62%	26.17%
2008	167	4.596	4.929	805	4.84%	1.00%	2.25%	-60.34%	-59.85%
2007	67	11.590	12.134	807	2.08%	1.00%	2.25%	-23.94%	-23.18%
2006	52	14.088	15.940	825	1.59%	1.00%	2.25%	13.81%	15.29%
Invesco V.I. Global Health Care (42)
2010	111	13.241	14.552	1,575	N/A	1.00%	2.25%	2.98%	4.25%
2009	124	12.858	13.958	1,686	0.29%	1.00%	2.25%	24.87%	26.41%
2008	163	10.298	11.042	1,765	N/A	1.00%	2.25%	-30.19%	-29.33%
2007	173	14.752	15.445	2,654	N/A	1.00%	2.25%	9.38%	10.47%
2006	187	12.962	14.109	2,607	N/A	1.00%	2.25%	2.52%	4.20%
Invesco V.I. Global Real Estate (43)
2010	317	20.014	21.995	6,790	4.76%	1.00%	2.25%	14.93%	16.35%
2009	365	17.414	18.904	6,739	N/A	1.00%	2.25%	28.63%	30.22%
2008	415	13.538	14.516	5,908	5.16%	1.00%	2.25%	-45.87%	-45.20%
2007	566	25.009	26.487	14,760	5.10%	1.00%	2.25%	-7.63%	-6.48%
2006	767	24.220	28.323	21,471	1.24%	1.00%	2.25%	39.47%	41.19%
Invesco V.I. Utilities (44)
2010	1,823	10.135	19.759	19,943	3.44%	1.00%	2.25%	3.96%	5.25%
2009	2,111	9.667	18.774	22,175	3.92%	1.00%	2.25%	12.40%	13.79%
2008	3,062	8.529	16.499	28,176	2.47%	1.00%	2.25%	-33.85%	-33.03%
2007	4,322	12.786	24.634	58,941	1.98%	1.00%	2.25%	17.98%	19.44%
2006	4,299	10.748	20.624	48,524	3.41%	1.00%	2.25%	22.71%	24.22%

Janus Aspen Series:
Janus Aspen Balanced
2010	1,801	15.388	44.563	76,092	2.75%	1.00%	2.25%	5.95%	7.31%
2009	2,023	14.524	41.526	79,877	2.89%	1.00%	2.25%	23.06%	24.64%
2008	2,288	11.802	33.317	72,750	2.69%	1.00%	2.25%	-17.75%	-16.67%
2007	2,598	14.349	39.983	99,395	2.50%	1.00%	2.25%	8.06%	9.44%
2006	3,026	13.278	36.536	106,171	2.11%	1.00%	2.25%	7.87%	9.63%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Janus Aspen Series: (continued)
Janus Aspen Enterprise Institutional (45)
2010	1,178	$20.605	$42.093	$47,048	0.06%	1.00%	2.25%	23.00%	24.60%
2009	1,330	16.752	33.782	42,818	N/A	1.00%	2.25%	41.54%	43.39%
2008	1,473	11.835	23.559	33,159	0.26%	1.00%	2.25%	-44.99%	-44.28%
2007	1,702	21.514	42.281	68,855	0.22%	1.00%	2.25%	19.28%	20.83%
2006	1,697	18.036	34.994	57,352	N/A	1.00%	2.25%	10.56%	12.49%
Janus Aspen Forty (46)
2010	91	13.227	13.227	1,206	0.34%	1.40%	1.40%	5.28%	5.28%
2009	95	12.564	12.564	1,197	N/A	1.40%	1.40%	44.31%	44.31%
2008	104	8.706	8.706	905	0.15%	1.40%	1.40%	-44.93%	-44.93%
2007	111	15.808	15.808	1,753	0.35%	1.40%	1.40%	35.09%	35.09%
2006	140	11.702	11.702	1,643	0.36%	1.40%	1.40%	7.84%	7.84%
Janus Aspen Janus Institutional (47)
2010	1,086	13.244	27.360	28,349	1.04%	1.00%	2.25%	11.96%	13.38%
2009	1,242	11.829	24.130	28,678	0.51%	1.00%	2.25%	33.28%	35.00%
2008	1,377	8.875	17.874	23,602	0.74%	1.00%	2.25%	-41.08%	-40.32%
2007	1,560	15.063	29.949	44,950	0.71%	1.00%	2.25%	12.48%	13.95%
2006	1,822	13.392	26.283	46,182	0.46%	1.00%	2.25%	8.11%	10.28%
Janus Aspen Perkins Mid Cap Value
2010	235	20.118	22.108	5,063	0.49%	1.00%	2.25%	12.83%	14.22%
2009	257	17.831	19.356	4,864	0.34%	1.00%	2.25%	29.99%	31.60%
2008	281	13.716	14.707	4,052	0.42%	1.00%	2.25%	-29.49%	-28.61%
2007	298	19.452	20.602	6,052	1.24%	1.00%	2.25%	4.80%	6.11%
2006	632	16.407	19.416	12,115	3.91%	1.00%	2.25%	12.31%	13.93%
Janus Aspen Perkins Small Company Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (48)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	422	10.703	11.476	4,727	N/A	1.00%	2.25%	-37.33%	-36.55%
2007	547	17.078	18.088	9,704	0.92%	1.00%	2.25%	-8.19%	-7.05%
2006	360	15.736	19.459	6,899	N/A	1.00%	2.25%	18.84%	20.67%
Janus Aspen Worldwide Institutional (49)
2010	1,486	27.179	33.789	47,842	0.59%	1.00%	2.25%	13.29%	14.69%
2009	1,670	23.991	29.461	46,977	1.36%	1.00%	2.25%	34.67%	36.34%
2008	1,848	17.815	21.609	38,235	1.20%	1.00%	2.25%	-45.88%	-45.21%
2007	2,097	32.919	39.441	79,571	0.79%	1.00%	2.25%	7.20%	8.54%
2006	2,446	25.562	31.049	85,789	1.66%	1.00%	2.25%	15.61%	17.04%
Janus Aspen Worldwide Service (49)
2010	—	11.786	12.134	—	0.78%	1.70%	2.05%	13.20%	13.59%
2009	—	10.412	10.683	1	1.24%	1.70%	2.05%	34.64%	35.11%
2008	—	7.733	7.907	1	1.05%	1.70%	2.05%	-45.92%	-45.73%
2007	—	14.298	14.570	1	0.67%	1.70%	2.05%	7.15%	7.53%
2006	2	11.613	11.752	21	1.59%	1.70%	2.05%	14.91%	15.30%

JPMorgan Insurance Trust: (50)
JPMorgan Insurance Trust Balanced (51)
2010 (52)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	6	10.645	11.296	64	2.30%	1.25%	2.25%	21.72%	22.92%
2008	2	8.746	9.190	23	7.23%	1.25%	2.25%	-25.98%	-25.24%
2007	5	11.815	12.293	60	1.74%	1.25%	2.25%	3.79%	4.82%
2006	5	11.384	11.728	55	6.59%	1.25%	2.25%	8.46%	9.61%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				NetAssets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust: (50) (continued)
JPMorgan Insurance Trust Core Bond (53)
2010	131	$11.209	$12.687	$1,683	3.53%	1.25%	2.25%	-3.40%	7.41%
2009 (54)	120	11.433	12.133	1,436	1.08%	1.25%	2.25%	7.23%	8.29%
2008	4	10.662	11.203	48	2.47%	1.25%	2.25%	-0.92%	0.06%
2007	3	10.761	11.197	33	4.65%	1.25%	2.25%	3.95%	4.99%
2006	—	10.352	10.665	10	N/A	1.25%	2.25%	1.85%	2.85%
JPMorgan Insurance Trust Equity Index (55)
2010	30	11.086	12.089	350	0.90%	1.00%	2.25%	11.89%	13.28%
2009	12	9.908	10.672	122	2.61%	1.00%	2.25%	23.66%	25.19%
2008	22	8.013	8.525	185	1.73%	1.00%	2.25%	-38.59%	-37.83%
2007	12	13.048	13.712	162	1.41%	1.00%	2.25%	2.77%	4.05%
2006	9	12.696	13.179	121	0.98%	1.00%	2.25%	12.48%	14.28%
JPMorgan Insurance Trust Government Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (56)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	53	11.760	12.357	648	5.67%	1.25%	2.25%	7.61%	8.67%
2007	15	10.929	11.371	163	5.42%	1.25%	2.25%	5.11%	6.16%
2006	13	10.397	10.712	132	9.00%	1.25%	2.25%	1.20%	2.20%
JPMorgan Insurance Trust International Equity
2010	574	16.728	18.383	10,247	0.24%	1.00%	2.25%	4.80%	6.10%
2009 (57)	689	15.961	17.327	11,633	2.87%	1.00%	2.25%	38.53%	39.71%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Growth (58)
2010	—	10.852	11.629	2	1.69%	1.25%	2.25%	13.55%	14.67%
2009	2	9.557	10.142	17	N/A	1.25%	2.25%	31.36%	32.66%
2008	2	7.275	7.645	12	N/A	1.25%	2.25%	-40.56%	-39.97%
2007	—	12.239	12.735	—	N/A	1.25%	2.25%	9.08%	10.16%
2006	—	11.220	11.560	—	N/A	1.25%	2.25%	2.60%	4.08%
JPMorgan Insurance Trust Intrepid Mid Cap (59)
2010	230	13.516	14.738	3,319	1.29%	1.00%	2.25%	16.90%	18.34%
2009	258	11.562	12.454	3,157	1.47%	1.00%	2.25%	32.68%	34.32%
2008	296	8.715	9.272	2,705	0.59%	1.00%	2.25%	-40.17%	-39.42%
2007	339	14.564	15.306	5,123	0.65%	1.00%	2.25%	0.59%	1.84%
2006	361	14.479	15.029	5,375	0.54%	1.00%	2.25%	11.21%	12.99%
JPMorgan Insurance Trust Mid Cap Growth (60)
2010	66	14.267	15.557	997	N/A	1.00%	2.25%	22.87%	24.39%
2009	64	11.611	12.507	781	N/A	1.00%	2.25%	39.89%	41.62%
2008	79	8.300	8.831	683	N/A	1.00%	2.25%	-45.03%	-44.34%
2007	83	15.098	15.867	1,301	N/A	1.00%	2.25%	14.65%	16.07%
2006	67	13.169	13.670	904	N/A	1.00%	2.25%	8.60%	10.29%
JPMorgan Insurance Trust Mid Cap Value (61)
2010	560	13.176	14.367	7,869	1.20%	1.00%	2.25%	20.74%	22.23%
2009	671	10.912	11.754	7,731	0.40%	1.00%	2.25%	25.08%	26.63%
2008	76	8.724	9.282	693	1.51%	1.00%	2.25%	-36.91%	-36.12%
2007	99	13.828	14.532	1,425	2.10%	1.00%	2.25%	-1.32%	-0.09%
2006	132	14.012	14.544	1,913	0.80%	1.00%	2.25%	13.88%	15.57%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust: (50) (continued)
JPMorgan Insurance Trust Small Cap Core
2010	250	$16.040	$20.009	$4,797	N/A	1.00%	2.25%	24.33%	25.87%
2009 (62)	295	12.876	15.897	4,505	0.44%	1.00%	2.25%	27.16%	30.78%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust U.S. Equity (63)
2010	34	12.151	13.250	439	1.18%	1.00%	2.25%	11.08%	12.45%
2009	42	10.939	11.783	481	N/A	1.00%	2.25%	30.74%	32.36%
2008	54	8.367	8.902	471	N/A	1.00%	2.25%	-36.24%	-35.45%
2007	89	13.122	13.790	1,217	1.35%	1.00%	2.25%	8.01%	9.35%
2006	176	12.149	12.611	2,200	0.67%	1.00%	2.25%	13.37%	15.00%

JPMorgan Series Trust II:
JPMorgan International Equity
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (64)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	852	12.097	12.971	10,816	1.82%	1.00%	2.25%	-42.65%	-41.93%
2007	1,152	21.092	22.339	25,246	1.24%	1.00%	2.25%	6.91%	8.24%
2006	1,780	17.848	20.638	36,195	1.04%	1.00%	2.25%	18.81%	20.83%
JPMorgan Mid Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (65)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	538	11.581	12.418	6,565	1.11%	1.00%	2.25%	-34.68%	-33.87%
2007	700	17.731	18.779	12,949	0.97%	1.00%	2.25%	0.19%	1.43%
2006	717	16.236	18.513	13,127	0.68%	1.00%	2.25%	13.96%	15.69%
JPMorgan Small Company
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (66)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	367	10.720	13.098	4,615	0.19%	1.00%	2.25%	-33.49%	-32.66%
2007	421	16.085	19.451	7,925	0.01%	1.00%	2.25%	-7.76%	-6.61%
2006	515	17.403	20.827	10,415	N/A	1.00%	2.25%	11.78%	13.87%

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2010	181	12.280	13.496	2,383	N/A	1.00%	2.25%	6.74%	8.06%
2009	246	11.504	12.489	2,999	N/A	1.00%	2.25%	40.98%	42.72%
2008	246	8.160	8.750	2,116	N/A	1.00%	2.25%	-46.86%	-46.20%
2007	271	15.356	16.264	4,339	N/A	1.00%	2.25%	11.34%	12.73%
2006	311	12.654	14.428	4,428	0.18%	1.00%	2.25%	4.91%	6.62%
Oppenheimer Global Securities
2010	1,298	19.553	21.487	27,103	1.23%	1.00%	2.25%	13.16%	14.56%
2009	1,554	17.279	18.757	28,429	1.86%	1.00%	2.25%	36.29%	37.97%
2008	1,798	12.678	13.594	23,933	1.34%	1.00%	2.25%	-41.65%	-40.92%
2007	2,170	21.727	23.011	49,069	1.05%	1.00%	2.25%	3.73%	5.03%
2006	1,792	18.166	21.910	38,746	0.83%	1.00%	2.25%	14.42%	16.20%

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Oppenheimer Variable Account Funds: (continued)
Oppenheimer Global Strategic Income VA Service (67)
2010	674	$13.961	$15.342	$10,061	7.87%	1.00%	2.25%	12.25%	13.64%
2009	655	12.437	13.501	8,645	0.25%	1.00%	2.25%	15.80%	17.24%
2008	790	10.740	11.516	8,917	6.25%	1.00%	2.25%	-16.37%	-15.33%
2007	699	12.842	13.602	9,350	3.10%	1.00%	2.25%	7.13%	8.46%
2006	614	11.988	12.540	7,604	6.02%	1.00%	2.25%	4.88%	6.17%
Oppenheimer High Income
2010	196	3.507	3.855	736	6.73%	1.00%	2.25%	11.92%	13.31%
2009	269	3.134	3.402	889	N/A	1.00%	2.25%	23.18%	24.70%
2008	168	2.544	2.728	449	8.90%	1.00%	2.25%	-79.05%	-78.79%
2007	231	12.141	12.859	2,923	7.04%	1.00%	2.25%	-2.67%	-1.46%
2006	211	12.474	13.049	2,732	6.43%	1.00%	2.25%	6.83%	8.15%
Oppenheimer Main Street
2010	413	12.922	14.201	5,703	0.88%	1.00%	2.25%	13.28%	14.68%
2009	489	11.408	12.383	5,909	1.60%	1.00%	2.25%	25.18%	26.73%
2008	621	9.113	9.772	5,935	1.31%	1.00%	2.25%	-39.98%	-39.23%
2007	795	15.183	16.081	12,555	1.02%	1.00%	2.25%	1.85%	3.11%
2006	1,231	14.027	15.595	18,921	0.94%	1.00%	2.25%	11.94%	13.63%
Oppenheimer Main Street Small Cap
2010	401	18.018	19.801	7,723	0.41%	1.00%	2.25%	20.35%	21.84%
2009	467	14.971	16.252	7,401	0.64%	1.00%	2.25%	33.87%	35.53%
2008	545	11.183	11.992	6,392	0.28%	1.00%	2.25%	-39.37%	-38.62%
2007	728	18.446	19.536	13,975	0.15%	1.00%	2.25%	-3.57%	-2.37%
2006	619	16.294	20.011	12,222	0.02%	1.00%	2.25%	11.57%	13.53%
Oppenheimer Small MidCap Growth (68)
2010	50	12.712	13.970	686	N/A	1.00%	2.25%	24.37%	25.90%
2009	49	10.221	11.096	533	N/A	1.00%	2.25%	29.35%	30.95%
2008	45	7.902	8.473	371	N/A	1.00%	2.25%	-50.33%	-49.72%
2007	52	15.910	16.850	859	N/A	1.00%	2.25%	3.69%	4.98%
2006	63	13.225	16.051	993	N/A	1.00%	2.25%	-0.06%	1.69%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond
2010	8	15.587	15.587	125	1.85%	1.40%	1.40%	6.99%	6.99%
2009	8	14.569	14.569	124	3.20%	1.40%	1.40%	14.00%	14.00%
2008	10	12.779	12.779	126	3.51%	1.40%	1.40%	-3.75%	-3.75%
2007	12	13.277	13.277	159	2.93%	1.40%	1.40%	2.19%	2.19%
2006	14	12.992	12.992	182	3.16%	1.40%	1.40%	0.78%	0.78%
PIMCO Low Duration
2010	9	14.990	14.990	138	1.58%	1.40%	1.40%	3.84%	3.84%
2009	10	14.437	14.437	140	3.80%	1.40%	1.40%	11.76%	11.76%
2008	9	12.918	12.918	123	4.41%	1.40%	1.40%	-1.80%	-1.80%
2007	11	13.154	13.154	149	4.91%	1.40%	1.40%	5.87%	5.87%
2006	10	12.425	12.425	136	4.38%	1.40%	1.40%	2.54%	2.54%

(1)	Net Assets equals Contract Owners’ Equity.

(2)	This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)
(3) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.
(4) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio.
(5) Effective September 23, 2009, name was changed from Alger American Funds to Alger Portfolios.
(6) Effective September 23, 2009, name was changed from Alger American Balanced Subaccount.
(7) For the period (cessation of operations): January 1, 2010 to November 23, 2010 — Alger Balanced S Class. Subaccount merged with DWS Money Market VIP Subaccount.
(8) Effective September 23, 2009, name was changed from Alger American Capital Appreciation Subaccount to Alger Capital Appreciation Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Leveraged AllCap Subaccount.
(9) Effective September 23, 2009, name was changed from Alger American Large Cap Growth Subaccount to Alger Large Cap Growth Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Growth Subaccount.
(10) Effective September 23, 2009, name was changed from Alger American Mid Cap Growth Subaccount.
(11) Effective September 23, 2009, name was changed from Alger American Small Cap Growth Subaccount to Alger Small Cap Growth Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Small Capitalization Subaccount.
(12) Effective December 11, 2009, Credit Suisse Trust International Equity Flex II merged with Credit Suisse Trust International Equity Flex III. Previous to this date effective May 1, 2009, name was changed from Credit Suisse Trust Global Small Cap Subaccount to Credit Suisse Trust International Equity Flex II Subaccount.
(13) Effective December 11, 2009, Credit Suisse Trust International Equity Flex III merged with Credit Suisse Trust International Equity Flex II. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Emerging Markets Subaccount.
(14) For the period (cessation of operations): January 2, 2007 to April 30, 2007- Dreyfus VIF Small Company Stock. Subaccount merged with DWS Money Market VIP Subaccount.
(15) Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder, and the Scudder Funds have been renamed DWS funds.
(16) Effective April 27, 2009, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Income VIP Subaccount.
(17) Effective December 8, 2006, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Opportunities VIP, DWS Legg Mason Aggressive Growth VIP and DWS Oak Strategic Equity VIP Subaccounts.
(18) Effective February 6, 2006, name was changed from Scudder Global Discovery Subaccount.
(19) Effective February 6, 2006, name was changed from Scudder Health Sciences Subaccount.
(20) Effective February 6, 2006, name was changed from Scudder Total Return Subaccount.
(21) Effective February 6, 2006, name was changed from Scudder Fixed Income Subaccount.
(22) For the period (cessation of operations): January 1, 2009 to April 27, 2009- DWS Davis Venture Value VIP Subaccount . Subaccount merged with DWSII Large Cap Value VIP Subaccount.
(23) Effective May 1, 2009, name was changed from DWS International Select Equity VIP Subaccount.
(24) Effective November 3, 2006, name was changed from DWS Dreman Small Cap Value Subaccount.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)
(25) Effective February 6, 2006, name was changed from Scudder Global Blue Chip Subaccount.
(26) For the period (cessation of operations): January 1, 2009 to April 27, 2009- DWS Janus Growth & Income VIP Subaccount. Subaccount merged with DWS Capital Growth VIP Subaccount.
(27) Effective December 17, 2010, DWS Money Market VIP Subaccount acquired Franklin Zero Coupon 2010 Subaccount. Previous to this date, effective November 23, 2010 DWS Money Market VIP Subaccount acquired Alger Balanced Portfolio Class S Subaccount. Previous to this date, effective April 23, 2010, DWS Money Market VIP Subaccount acquired JPMorgan Insurance Trust Balanced Portfolio Subaccount.
(28) Effective May 1, 2009, DWS Money Market VIP Subaccount acquired DWS Janus Aspen Small Company Value Subaccount.
(29) Effective April 25, 2008, DWS Money Market VIP Subaccount acquired DWS RREEF Real Estate Securities VIP Subaccount.
(30) Effective November 3, 2006, DWS Money Market VIP Subaccount acquired DWS Variable Series I’s Money Market VIP Subaccount.
(31) Effective June 1,2009, name was changed from DWS Dreman High Return Equity VIP Subaccount.
(32) Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP and DWS MFS Strategic Value Subaccounts.
(33) Effective February 6, 2006, name was changed from Scudder Technology Growth Subaccount.
(34) Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.
(35) For the period (cessation of operations): January 1, 2008 to April 25, 2008 DWS RREEF Real Estate Securities VIP Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(36) For the period (cessation of operations): January 1, 2010 to December 17, 2010 Franklin Zero Coupon 2010 Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(37) Effective May 1, 2009, name was changed from Mutual Discovery Securities Subaccount.
(38) For the period (commencement of operations): January 12, 2007 to December 31, 2007 – ING Global Resources Subaccount. Subaccount acquired ING VP Natural Resources Trust Subaccount.
(39) For the period (cessation of operations): January 1, 2007 to January 12, 2007- ING VP Natural Resources Trust Subaccount. Subaccount merged with ING Global Resources Subaccount.
(40) Effective April 30, 2010, AIM Variable Insurance Funds changed its name to Invesco Variable Insurance Funds.
(41) Effective April 30, 2010, name was changed from AIM V.I. Financial Services Fund Subaccount.
(42) Effective April 30, 2010, name was changed from AIM V.I. Global Health Care Subaccount.
(43) Effective April 30, 2010, name was changed from AIM V.I. Global Real Estate Subaccount.
(44) Effective April 30, 2010, name was changed from AIM V.I. Utilities Subaccount.
(45) Effective May 1, 2009, name was changed from Janus Aspen Mid Cap Growth Subaccount.
(46) Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.
(47) Effective May 1, 2009, name was changed from Janus Aspen Large Cap Growth Subaccount.
(48) For the period (cessation of operations): January 1, 2009 to May 1, 2009 Janus Aspen Perkins Small Company Value Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(49) Effective May 1, 2009, name was changed from Janus Aspen Worldwide Growth Subaccount.

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)
(50) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Subaccount to JPMorgan Insurance Trust Subaccount.
(51) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount to JPMorgan Insurance Trust Balanced Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.
(52) For the period (cessation of operations): January 1, 2010 to April 23, 2010 JPMorgan Insurance Trust Balanced Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(53) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount to JPMorgan Insurance Trust Core Bond Subaccount.
(54) Effective May 1, 2009, JP Morgan Insurance Trust Core Bond Subaccount merged with JP Morgan Insurance Trust Government Bond Subaccount.
(55) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount to JPMorgan Insurance Trust Equity Index Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.
(56) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JP Morgan Insurance Trust Government Bond. Fund merged with JP Morgan Insurance Trust Core Bond Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount to JPMorgan Insurance Trust Government Bond Subaccount.
(57) For the period (commencement of operations): May 1, 2009 to December 31, 2009 — JPMorgan Insurance Trust International Equity Subaccount.
(58) Effective December 8, 2006, name was changed from JPMorgan Insurance Trust Large Cap Growth Subaccount to JPMorgan Insurance Trust Intrepid Growth Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Large Cap Growth Subaccount.
(59) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount to JPMorgan Insurance Trust Intrepid Mid Cap Subaccount.
(60) Effective December 17, 2010, name was changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount to JPMorgan Insurance Trust Mid Cap Growth Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Growth Subaccount to JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
(61) Effective May 1, 2009, JPMorgan Insurance Trust Mid Cap Value Subaccount merged with JPMorgan Mid Cap Value subaccount. On the same date, name was changed from JP Morgan Insurance Trust Diversified Mid Cap Value Subaccount. Previous to this date effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount.
(62) For the period (commencement of operations): May 1, 2009 to December 31, 2009 — JPMorgan Insurance Trust Small Cap Core Subaccount.
(63) Effective May 1, 2009, name was changed from JP Morgan Insurance Trust Diversified Equity Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount to JPMorgan Insurance Trust Diversified Equity Subaccount.
(64) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JPMorgan International Equity Subaccount. Fund merged with JPMorgan Insurance Trust International Equity Subaccount.
(65) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JPMorgan MidCap Value Subaccount. Fund merged with JPMorgan Insurance Trust Mid Cap Value Subaccount.
(66) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JPMorgan Small Company Subaccount. Fund merged with JPMorgan Insurance Trust Small Cap Core Subaccount.
(67) Effective April 30, 2010, name was changed from Oppenheimer Strategic Bond Fund Subaccount.
(68) Effective April 30, 2010, name was changed from Oppenheimer Mid Cap Fund Subaccount to Oppenheimer Small-MidCap Growth Fund VA Series Subaccount. Previous to this date, effective May 1, 2006, name was changed from Oppenheimer Aggressive Growth Subaccount.
(7) Subsequent Events:
The Separate Account has evaluated the effects of events subsequent to December 31, 2010, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

PART C
OTHER INFORMATION
Item 24. Financial Statement and Exhibits
(a) Financial Statements included in Part B:
         All required financial statements are included in Part B of this registration statement.
(b) Exhibits:
1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977. [4]

1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated May 29, 1981. [19]

2.	Not Applicable.

3.1	Distribution Agreement between Investors Brokerage Services, Inc. and Kemper Investors Life Insurance Company. [3]

3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc. [1]

3.3	Selling Group Agreement of Investors Brokerage Services, Inc. [2]

3.4	Principal Underwriter Agreement, dated February 3, 2009, By and Between Kemper Investors Life Insurance Company and Synergy Investment Group, LLC. [22]

3.5	Amendment of Distribution Agreement, dated April 1, 2010, By and Between Investors Brokerage Services, Inc. and Kemper Investors Life Insurance Company. [23]

3.6	Assignment of Selling Agreements, dated April 1, 2010, By and Between Investors Brokerage Services, Inc. and Synergy Investment Group, LLC. [23]

4.1	Form of Group Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.2	Form of Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.3	Form of Individual Variable, Fixed and Market Value Adjusted Annuity Contract. [7]

4.4	Endorsement to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [16]

4.5	Endorsement to Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract. [16]

4.6	Endorsement to Individual Variable, Fixed and Market Value Adjusted Annuity Contract.[16]

4.7	403(b) Qualified Plan Supplemental Rider. [23]

4.8	403(b) Qualified Plan Supplemental Group Contract Rider. [23]

4.9	403(b) Qualified Plan Supplemental Certificate Rider. [23]

5.	Form of Application. [7]

6.1	Kemper Investors Life Insurance Company Articles of Incorporation and By-laws. [3]

6.2	Zurich American Life Insurance Company Amended Articles of Incorporation and By-laws. [24]

7.1	Coinsurance Agreement between Kemper Investors Life Insurance Company and Federal Kemper Life Assurance Company, dated May 29, 2003. [15]

7.2	MVA Agreement and First Amendment to Coinsurance Agreement between Kemper Investors Life Insurance Company and Chase Insurance Life and Annuity Company, f/k/a/ Federal Kemper Life Assurance Company. [16]

7.3	Automatic Annuity Reinsurance Agreement effective May 1, 1998 (redacted). [18]

7.4(a)	Variable Annuity Reinsurance Contract Issued to Kemper Investors Life Insurance Company effective November 17, 2006 (redacted). [19]

7.4(b)	Amendment No. 1 to Variable Annuity Reinsurance Contract, dated December 15, 2008, By and Between Kemper Investors Life Insurance Company and Zurich Insurance Company. [22]

8.1(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Janus Aspen Series and Janus Capital Corporation. [2]

8.1(b)	Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation. [5]

8.1(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company, Janus Aspen Series, Janus Capital Management LLC, and Janus Distributors LLC. [24]

8.1(d)	Form of Amendment No. 8 to Fund Participation Agreement By and Between Zurich American Life Insurance Company, Janus Aspen Series, and Janus Capital Management LLC (formerly Janus Capital Corporation). [24]

8.2(a)	Participation Agreement By and Among Kemper Investors Life Insurance Company and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.). [8]

8.2(b)	Service Agreement between Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company. [6]

8.2(c)	Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company. [10]

8.2(d)	Rule 22c-2 Shareholder Information Agreement, dated October 16, 2007, By and Between Kemper Investors Life Insurance Company and Credit Suisse Asset Management Securities, Inc. [22]

8.3(a)	Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc., and Kemper Distributors, Inc., dated January 1, 1999. [8]

8.3(b)	Supplement to Participation Agreement among Kemper Investors Life Insurance Company, DWS Variable Series II (formerly Kemper Investors Fund), Deutsche Investment Management Americas Inc. (formerly Zurich Kemper Investments, Inc.), and DWS Scudder Distributors, Inc (formerly Kemper Distributors, Inc.).[19]

8.3(c)	Supplement to Participation Agreement among Kemper Investors Life Insurance Company, DWS Variable Series II, Deutsche Investment Management Americas Inc., and DWS Scudder Distributors, Inc.[20]

8.3(d)	Administrative Services Agreement, dated November 5, 1997, By and Between Kemper Investors Life Insurance Company and Zurich Kemper Investments, Inc. [21]

8.3(e)	Amendment to November 5, 1997 Services Agreement, dated March 4, 2008, By and Between Kemper Investors Life Insurance Company and Deutsche Investment Management Americas Inc. [22]

8.3(f)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and DWS Scudder Distributors, Inc. [22]

8.3(g)	Amendment to Participation Agreement Dated as of January 1, 1997, Between DWS Variable Series II, Deutsche Investment Management Americas Inc., DWS Investments Distributors, Inc. (formerly, DWS Scudder Distributors, Inc.), and Zurich American Life Insurance Company, dated April 11, 2011. [24]

8.3(h)	Supplement to Participation Agreement Dated January 1, 1997, Among Zurich American Life Insurance Company, DWS Variable Series II, Deutsche Investment Management Americas Inc., and DWS Investments Distributors, Inc., dated April 29, 2011. [24]

8.4(a)	Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life Investment Fund (now known as DWS Variable Series I), dated June 26, 1998. [9]

8.4(b)	Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc. [9]

8.4(c)	Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments, Inc. [9]

8.4(d)	Amendment to Participation Agreement between Scudder Variable Series I and Kemper Investors Life Insurance Company. [16]

8.4(e)	Supplement for Participation Agreement Dated as of June 26, 1998, dated August 1, 2008, By and Between Kemper Investors Life Insurance Company and DWS Variable Series I (formerly Scudder Variable Series I). [22]

8.4(f)	Amendment to June 26, 1998 Indemnification Agreement, dated August 28, 2008, By and Between Kemper Investors Life Insurance Company and Deutsche Investment Management Americas, Inc. (formerly Scudder Kemper Investments, Inc.).[22]

8.4(g)	Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment Fund and Scudder Variable Series I), dated April 11, 2011. [24]

8.5(a)	Participation Agreement Among Kemper Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC. [9]

8.5(b)	Services Agreement between Pacific Investment Management Company and Kemper Investors Life Insurance Company. [9]

8.5(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Allianz Global Investors Distributors LLC. [24]

8.5(d)	Form of Novation of and Amendment to Participation Agreement, By and Among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Zurich American Life Insurance Company. [24]

8.5(e)	Form of Amendment to Participation Agreement Dated January 5, 1999, By and Among Zurich American Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors, LLC). [24]

8.6(a)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company. [11]

8.6(b)	Shareholder Information Agreement, Franklin Templeton Variable Insurance Products Trust, dated April 16, 2007, By and Among Kemper Investors Life Insurance Company and Franklin/Templeton Distributors, Inc. [24]

8.7(a)	Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [11]

8.7(b)	November 1, 1999 Amendment to Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. [12]

8.7(c)	Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted). [10]

8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company (redacted). [10]

8.7(e)	Supplemental Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Dreyfus Service Corporation. [22]

8.7(f)	Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011. [24]

8.8(a)	Fund Participation Agreement by and among The Alger American Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated. [12]

8.8(b)	Service Agreement between Fred Alger Management, Inc. and Kemper Investors Life Insurance Company (redacted). [12]

8.8(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Fred Alger & Company, Incorporated. [22]

8.8(d)	Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich American Life Insurance Company, The Alger Portfolios (formerly The Alger American Fund), and Fred Alger & Company Incorporated, dated April 1, 2011. [24]

8.9(a)	Fund Participation Agreement, dated April 30, 2004, by and among Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc. [24]

8.9(b)	Administrative Services Agreement, dated July 1, 2005, Between Kemper Investors Life Insurance Company and AIM Advisors, Inc. [24]

8.9(c)	AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2, dated April 11, 2007, By and Between Kemper Investors Life Insurance Company and AIM Investment Services, Inc. [22]

8.9(d)	Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated May 28, 2008. [24]

8.9(e)	Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated April 30, 2010. [24]

8.9(f)	Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), and Invesco Distributors, Inc. [24]

8.10(a)	Insurance Administrative Services Agreement, dated September 7, 2004, between Kemper Investors Life Insurance Company and Liberty Insurance Services Corporation (now known as IBM Business Transformation Outsourcing Insurance Service Corporation). [13]

8.10(b)	Amendment No. 1 to The Insurance Administrative Services Agreement, dated April 26, 2005, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation (formerly Liberty Insurance Services Corporation). [21]

8.10(c)	Amendment No. 2 to The Insurance Administrative Services Agreement, dated May 16, 2006, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(d)	Amendment No. 3 to The Insurance Administrative Services Agreement, dated August 23, 2006, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(e)	Amendment No. 4 to Third-Party Insurance Administrative Services Agreement, dated February 22, 2007, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(f)	Redacted Amendment No. 5 to Third-Party Insurance Administrative Services Agreement, dated June 1, 2008, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [21]

8.10(g)	Amendment No. 6 to Third-Party Insurance Administrative Services Agreement, dated May 15, 2009, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [23]

8.10(h)	Amendment No. 7 to Third-Party Insurance Administrative Services Agreement, dated February 22, 2010, By and Between Kemper Investors Life Insurance Company and IBM Business Transformation Outsourcing Insurance Services Corporation. [23]

8.11(a)	Fund Participation Agreement by and among Kemper Investors Life Insurance Company, Deutsche Asset Management VIT Funds (now known as DWS Investments VIT Funds), and Deutsche Asset Management, Inc. [17]

8.11(b)	Administrative Services Agreement between Kemper Investors Life Insurance Company and Deutsche Asset Management, Inc. (redacted). [17]

8.11(c)	Amendment to administrative services agreement between Kemper Investors Life Insurance Company and Deutsche Asset Management, Inc. [18]

8.11(d)	Amendment to Fund Participation Agreement Dated as of October 21, 2001, By and Among Kemper Investors Life Insurance Company, Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), and Deutsche Asset Management, Inc., dated August 1, 2005. [24]

8.11(e)	Amendment to Fund Participation Agreement Dated as of October 22, 2001, Between Zurich American Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and Scudder Investments VIT Funds), and Deutsche Investment Management Americas Inc. (formerly, Deutsche Asset Management, Inc.), dated April 11, 2011. [24]

9.	Opinion and Consent of Juanita M. Thomas, Esq. [24]

10.(a)	Consent of independent registered public accounting firm. [24]

10.(b)	Consent of Sutherland Asbill & Brennan LLP. [24]

11.	Not Applicable.

12.	Not Applicable

13.	Schedules for Computation of Performance Calculations. [4]

14.	Not Applicable.

15.	Powers of Attorney for Kevin T. Hogan, Nicolas A. Burnet, Richard J. Hauser, Barry S. Paul, Linda L. Swanson, Patricia Aprill, Marcia Scheiner, and Jeffrey S. Horton. [23]

15.(a)	Powers of Attorney for Simon Lodge and David Dietz. [24]

17.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004, 2003 and 2002). [13]

17.2	Schedule IV: Reinsurance (year ended December 31, 2004, 2003 and 2002). [13]

17.3	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004, 2003 and 2002). [13]

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for Kemper Investors Life Insurance Company (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

[5]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[6]	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

[7]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

[8]	Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[9]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[10]	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

[11]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[12]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[13]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[14]	Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 28, 2004.

[15]	Incorporated by reference to exhibits filed with Form 10-Q for Kemper Investors Life Insurance Company (now Zurich American Life Insurance Company) (File No. 033-43462) for the quarterly period ended June 30, 2003 filed on or about August 14, 2003.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 28, 2005.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-88845) filed on April 30, 2002.

[18]	Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about May 1, 2006.

[19]	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 27, 2007.

[20]	Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2008.

[21]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-148489) filed on August 8, 2008.

[22]	Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 29, 2009.

[23]	Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-22375) filed on April 30, 2010.

[24]	Filed herewith.
Item 25. Directors and Officers of Zurich American Life Insurance Company (“ZALICO”)
         The directors and officers of ZALICO are listed below together with their current positions.

Name	Office with ZALICO
David Dietz[3]	President and Chief Executive Officer
Richard Grilli[4]	Senior Vice President and Chief Operating Officer
Simon Lodge[3]	Senior Vice President and Chief Financial Officer
Barry S. Paul[2]	Director and Assistant Treasurer
Richard J. Hauser[2]	Director and Assistant Treasurer
Nicolas A. Burnet[5]	Director
Michael Rohwetter[3]	Vice President and Chief Investment Officer
David M. Lorenz[1]	Vice President and Chief Compliance Officer
Richard Persaud[4]	Vice President and Chief Risk Officer
Ali Rifai[3]	Senior Vice President, General Counsel and Corporate Secretary
Jeffrey S. Horton[3]	Senior Vice President-Finance and Treasurer

Catherine Ehrlich[3]	Vice President, Chief Life Actuary and “Appointed Actuary”
Sherif Zakhary[3]	Vice President
Dennis Roberts[6]	Vice President
Michael DeStasi[4]	Assistant Vice President and Controller
Dawn Cummings-Fritz[2]	Assistant Vice President
Margaret Labno[2]	Assistant Vice President
David Dampman[7]	Assistant Secretary
Craig Toffolo[3]	Assistant Secretary
Ryan Gibbons[2]	Assistant Secretary
Mary Lyn DeNiro[3]	Assistant Secretary
Jon Nagel[3]	Assistant Secretary
Michael Smiley[3]	Assistant Secretary
Juanita M. Thomas, Esq.3 serves as the Chief Compliance Officer for the Registrant.

[1]	The principal business address is 3003 77th Avenue, SE, Mercer Island, WA 98040.

[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196.

[3]	The principal business address is 105 E. 17th Street, New York, NY 10003.

[4]	The principal business address is One Liberty Plaza, 165 Broadway, New York, NY 10006.

[5]	The principal business address is Mythenquai 2, 8022, Zurich, Switzerland.

[6]	The principal business address is 200 Sam Houston Parkway, Suite 1300, Houston, TX 77042.

[7]	The principal business address is 7045 College Blvd., Overland Park, KS 66211.
Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant
Organizations Affiliated with Zurich U.S. Insurance Group

Company	Domiciled	Ownership	%
Allied Zurich Holdings Limited	CI	Zurich Financial Services Ltd	100.00
Allied Zurich Limited UK	UK	Zurich Financial Services Ltd	100.00
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00
Assurance Company of America	NY	Maryland Casualty Company	100.00
BFP Securities LLC	DE	Benefit Finance Partners, LLC	100.00
Benefit Finance Partners, LLC	DE	Zurich Benefit Finance LLC	50.00
Centre Financial Services Holdings Limited	BDA	Centre Group Holdings Limited	100.00
Centre Group Holdings (U.S.) Limited	DE	Centre Solutions (Bermuda) Limited	100.00
Centre Group Holdings Limited	BDA	CMSH Limited	100.00
Centre Insurance Company	DE	Centre Solutions (U.S.) Limited	100.00
Centre Life Insurance Company	MA	Centre Solutions (U.S.) Limited	100.00
Centre Reinsurance (U.S.) Limited	BDA	Centre Group Holdings (U.S.) Limited	100.00
Centre Solutions (Bermuda) Limited	BDA	Centre Group Holdings Limited	100.00
Centre Solutions (U.S.) Limited	BDA	Centre Group Holdings (U.S.) Limited	100.00
CMSH Limited	BDA	Zurich Insurance Company Ltd	100.00
Colonial American Casualty & Surety Co.	MD	Fidelity & Deposit Company of Maryland	100.00
Crown Management Services Limited	DE	CMSH Limited	100.00
Delta Wetlands Property	IL	KLMLP 2, LLC	90.00
Delta Wetlands Property	IL	KLMLP 3, LLC	10.00
Disability Management Services, Inc.	CT	Centre Group Holdings (U.S.) Limited	40.00
Empire Fire & Marine Insurance Company	NE	Zurich American Insurance Company	100.00

Company	Domiciled	Ownership	%
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company Ltd.	87.90
Farmers Group, Inc.	NV	Zurich Financial Services Ltd.	10.38
Farmers Group, Inc.	NV	Zurich RegCaps II, V and VI	1.73
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services, LLC	DE	ZFUS Services, LLC	100.00
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
Fidelity & Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Zurich American Corporation	DE	Zurich Holding Company of America, Inc.	100.00
Zurich American Life Insurance Company	IL	Zurich American Corporation	100.00
KLMLP, L.P.	DE	Zurich American Corporation	75.00
KLMLP 2, LLC	DE	KLMLP, L.P.	100.00
KLMLP 3, LLC	DE	KLMLP 2, LLC	100.00
L&L Park 80 Investors LLC	DE	ZI Park 80 West LLC	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
Maryland Casualty Company	MD	Zurich American Insurance Company	100.00
Maunalua Associates, Inc.	HI	Zurich American Corporation	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Northern Insurance Company of New York	NY	Maryland Casualty Company	100.00
Orange Stone Holdings	IRE	CMSH Limited	100.00
Orange Stone Reinsurance	IRE	Crown Management Services Limited	100.00
Prematic Service Corporation (CA)	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation (CA)	CA	Fire Underwriters Association	9.00
Prematic Service Corporation (CA)	CA	Truck Underwriters Association	53.00
Prematic Service Corporation (NV)	NV	Prematic Service Corporation (CA)	100.00
South County Services Company, Inc.	NY	Sterling Forest LLC	100.00
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00
Steadfast Santa Clarita Holding LLC	DE	Steadfast Insurance Company	100.00
Sterling Forest LLC	DE	Zurich American Insurance Company	100.00
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Universal Underwriters Acceptance Corporation	KS	Zurich Holding Company of America, Inc.	100.00
UUBVI, Limited	BVI	Universal Underwriters Service Corporation	99.99
Universal Underwriters Insurance Company	KS	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	MA	Zurich Holding Company of America, Inc.	100.00
Universal Underwriters Life Insurance Company	KS	Universal Underwriters Insurance Company	100.00
Universal Underwriters of Texas Insurance Company	TX	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corporation	MO	Zurich Holding Company of America, Inc.	100.00
Vehicle Dealer Solutions, Inc.	FL	The Zurich Services Corporation	100.00
WVGRR Properties, LLC	DE	Farmers New World Life Insurance Company	100.00
ZFS Finance (USA) LLC IV	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC V	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC I	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC II	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC III	DE	Zurich Holding Company of America, Inc.	100.00
ZFUS Services, LLC	DE	Zurich Holding Company of America, Inc.	100.00
ZI Park 80 West LLC	DE	Zurich American Insurance Company	100.00
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00

Company	Domiciled	Ownership	%
ZKS Real Estate Partners, LLC	DE	Zurich American Corporation	41.67
ZSFH LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich Agency Services, Inc.	TX	Maryland Casualty Company	100.00
Zurich Alternative Asset Management, LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company	NY	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00
Zurich American Life Insurance Company of New York	NY	Zurich American Life Insurance Company	100.00
Zurich Benefit Finance LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich CZI Management Holding Ltd.	DE	Zurich Global Investment Management Inc.	100.00
Zurich E&S Insurance Brokerage, Inc.	CA	Zurich American Insurance Company	100.00
Zurich Finance (USA), Inc.	DE	Zurich Holding Company of America. Inc.	100.00
Zurich Global Investment Management Inc.	DE	Zurich Holding Company of America, Inc.	100.00
Zurich Global, Ltd.	BDA	Zurich Holding Company of America, Inc.	100.00
Zurich Holding Company of America, Inc.	DE	Zurich Insurance Company Ltd	99.87
Zurich Holding Company of America, Inc.	DE	Crown Management Services Limited	00.13
Zurich Insurance Company Ltd	Switzerland	Zurich Financial Services Ltd	100.00
Zurich International (Bermuda) Ltd.	BDA	Zurich Insurance Company Ltd	100.00
Zurich Investment Management AG	Switzerland	Prematic Service Corporation (NV)	80.00
Zurich Investment Management AG	Switzerland	Zurich Financial Services Ltd	20.00
Zurich Realty, Inc.	MD	The Zurich Services Corporation	100
The Zurich Services Corporation	IL	Zurich Holding Company of America, Inc.	100.00
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00
Zurich Latin America Corporation	DE	The Zurich Services Corporation	100.00
Organizations Affiliated with Farmers Insurance Group

Company	Domiciled	Ownership	%
20th Century Insurance Services, Inc.	NV	21st Century Insurance Group	100.00
21st Century Casualty Company	CA	21st Century Insurance Group	100.00
21st Century Insurance and Financial Services, Inc.	DE	Farmers Insurance Exchange	80.00
21st Century Insurance and Financial Services, Inc.	DE	Fire Insurance Exchange	10.00
21st Century Insurance and Financial Services, Inc.	DE	Truck Insurance Exchange	10.00
21st Century Insurance Company	CA	21st Century Insurance Group	100.00
21st Century Insurance Company of the Southwest	TX	21st Century Insurance Group	100.00
21st Century Insurance Group	DE	Farmers Insurance Exchange	80.00
21st Century Insurance Group	DE	Fire Insurance Exchange	10.00
21st Century Insurance Group	DE	Truck Insurance Exchange	10.00
50th State Risk Management Services, Inc.	HI	Hawaii Insurance Consultants, Ltd.	100.00
21st Century Advantage Insurance Company	MN	21st Century North America Insurance Company	100.00
21st Century Auto Insurance Company of New Jersey	NJ	21st Century Centennial Insurance Company	100.00
21st Century Centennial Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Centennial Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Centennial Insurance Company	PA	Truck Insurance Exchange	10.00
21st Century Indemnity Insurance Company	PA	21st Century Premier Insurance Company	100.00
21st Century National Insurance Company, Inc.	NY	21st Century Security Insurance Company	100.00
21st Century Preferred Insurance Company	PA	21st Century Centennial Insurance Company	100.00
21st Century Premier Insurance Company	PA	21st Century Centennial Insurance Company	100.00
American Federation Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
21st Century North America Insurance Company	NY	Farmers Insurance Exchange	80.00
21st Century North America Insurance Company	NY	Fire Insurance Exchange	10.00
21st Century North America Insurance Company	NY	Truck Insurance Exchange	10.00
21st Century Superior Insurance Company.	CA	21st Century North America Insurance Company	100.00
21st Century Assurance Company	DE	Farmers Insurance Exchange	80.00
21st Century Assurance Company	DE	Fire Insurance Exchange	10.00

Company	Domiciled	Ownership	%
21st Century Assurance Company	DE	Truck Insurance Exchange	10.00
21st Century Pinnacle Insurance Company	NJ	21st Century North America Insurance Company	100.00
21st Century Pacific Insurance Company	CO	Farmers Insurance Exchange	80.00
21st Century Pacific Insurance Company	CO	Fire Insurance Exchange	10.00
21st Century Pacific Insurance Company	CO	Truck Insurance Exchange	10.00
American Pacific Insurance Company, Inc.	HI	Farmers Insurance Hawaii, Inc.	100.00
APEX Adjustment Bureau, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bayview Adjustment Bureau, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	42
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	47.50
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	6.75
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Georgia, Inc.	GA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Pennsylvania, Inc.	PA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Texas, Inc.	TX	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services, Inc. of Florida	FL	Bristol West Holdings, Inc.	100.00
Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00
BWIS of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00
Civic Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Civic Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00
Coast National Insurance Company	CA	Coast National Holding Company	100.00
Exact Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Exact Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company Ltd.	87.90
Farmers Group, Inc.	NV	Zurich Financial Services Ltd.	10.38
Farmers Group, Inc.	NV	Zurich RegCaps II, V and VI	1.73
Farmers Insurance Co. of Arizona	AZ	Farmers Insurance Exchange	70.00
Farmers Insurance Co. of Arizona	AZ	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Arizona	AZ	Fire Insurance Exchange	10.00
Farmers Insurance Co. of Idaho	ID	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Idaho	ID	Truck Insurance Exchange	13.30
Farmers Insurance Co. of Idaho	ID	Fire Insurance Exchange	06.70
Farmers Insurance Co. of Oregon	OR	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Oregon	OR	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Washington	WA	Fire Insurance Exchange	80.00
Farmers Insurance Co. of Washington	WA	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Farmers Insurance Exchange	90.00
Farmers Insurance Co., Inc.	KS	Fire Insurance Exchange	10.00
Farmers Insurance Exchange	CA	Interinsurance Exchange
Farmers Insurance Hawaii, Inc.	HI	Farmers Insurance Exchange	80.00
Farmers Insurance Hawaii, Inc.	HI	Fire Insurance Exchange	10.00
Farmers Insurance Hawaii, Inc.	HI	Truck Insurance Exchange	10.00
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Co.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00
Farmers Texas County Mutual Insurance Company	TX	County Mutual Company
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
FCOA, LLC	DE	Foremost Insurance Company Grand Rapids, MI	100.00

Company	Domiciled	Ownership	%
FFS Holding, LLC	NV	Mid Century Ins. Co.	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
Fire Insurance Exchange	CA	Interinsurance Exchange
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Foremost Affiliated Insurance Services, Inc.	MI	FCOA, LLC	100.00
Foremost County Mutual Insurance Company	TX	County Mutual Company
Foremost Express Insurance Agency, Inc.	MI	FCOA, LLC	100.00
Foremost Financial Services Corporation	DE	FCOA, LLC	100.00
Foremost Home Services Corporation	MI	FCOA, LLC	100.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Farmers Insurance Exchange	80.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Fire Insurance Exchange	10.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Truck Insurance Exchange	10.00
Foremost Lloyds of Texas	TX	Lloyds Company
Foremost Property and Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
GP, LLC	DE	Bristol West Holdings, Inc.	100.00
Hawaii Insurance Consultants, Ltd.	HI	Farmers Insurance Exchange	80.00
Hawaii Insurance Consultants, Ltd.	HI	Fire Insurance Exchange	10.00
Hawaii Insurance Consultants, Ltd.	HI	Truck Insurance Exchange	10.00
i21 Insurance Services	CA	21st Century Insurance Group	100.00
Illinois Farmers Insurance Co.	IL	Farmers Insurance Exchange	100.00
Insurance Data Systems, G.P.	FL	GP, LLC	0.10
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90
Knight Agency, Inc.	KY	Foremost Affiliated Insurance Services, Inc.	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Mid Century Insurance Company	CA	Farmers Insurance Exchange	80.00
Mid Century Insurance Company	CA	Fire Insurance Exchange	12.50
Mid Century Insurance Company	CA	Truck Insurance Exchange	07.50
Mid Century Insurance Company of Texas	TX	Farmers Insurance Exchange	100.00
Neighborhood Spirit Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Neighborhood Spirit Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
21st Century Security Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Security Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Security Insurance Company	PA	Truck Insurance Exchange	10.00
Pacific Way Insurance Agency, Inc.	WA	Foremost Affiliated Insurance Services, Inc.	100.00
Prematic Service Corporation	CA	Truck Underwriters Association	53.00
Prematic Service Corporation	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation	CA	Fire Underwriters Association	9.00
Prematic Service Corporation	NV	Prematic Service Corporation (CA)	100.00
Security National Insurance Company	FL	Bristol West Holdings, Inc.	75.00
Security National Insurance Company	FL	Insurance Data Systems, G.P.	25.00
Sunrise Insurance Agency of Arizona, Inc.	AZ	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency of Texas, Inc.	TX	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency, Inc.	NV	Foremost Affiliated Insurance Services, Inc.	100.00
Texas Farmers Insurance Co.	TX	Farmers Insurance Exchange	86.30
Texas Farmers Insurance Co.	TX	Mid Century Ins. Co.	13.70
Truck Insurance Exchange	CA	Interinsurance Exchange
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Veyond Pacific Technology, Inc.	HI	Veyond Pacific Technology Solutions, LLC	100.00
Veyond Pacific Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	99.92
Veyond Pacific Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	0.08

Company	Domiciled	Ownership	%
Veyond Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	92.50
Veyond Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	7.50
Veyond Technology, Inc.	HI	Veyond Technology Solutions, LLC	100.00
Western Star Underwriters, Inc.	TX	FCOA, Inc.	100.00
Zurich Financial Services conducts its primary insurance operations in the United States through two property/casualty groups, each operating INDEPENDENTLY with its own staff:
Zurich U.S. Insurance Group
Farmers Insurance Group
Item 27. Number of Contract Owners
         At March 31, 2011, the Registrant had approximately 28,251 qualified and 17,187 non-qualified Scudder Destinations/ Farmers VA I Contract Owners.
Item 28. Indemnification
         To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“ZALICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of ZALICO, or serving or having served, at the request of ZALICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of ZALICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of ZALICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.
         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of ZALICO pursuant to the foregoing provisions, or otherwise, ZALICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ZALICO of expenses incurred or paid by a director, officer, employee of agent of ZALICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of ZALICO in connection with variable annuity contracts, ZALICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by ZALICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.
Item 29.(a) Principal Underwriter
         Synergy Investment Group, LLC (“Synergy”) acts as principal underwriter for the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I (each a “Contract” and together, the “Contracts”), that are supported by the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account). Until April 1, 2010, Investors Brokerage Services, Inc. (“IBS”), acted as principal underwriter for the Contracts. IBS also acted as principal underwriter for certain other annuity contracts supported by the ZALICO Variable Annuity Separate Account, and for the Protective Acquired Variable Annuity Separate Account and ZALICO Variable Annuity Account C (formerly Kemper Investors Life Insurance Company Variable Annuity Account C). On January 18, 2011, IBS dissolved as a business entity and no longer operates as a broker-dealer.
Item 29.(b) Information Regarding Principal Underwriters
For Synergy Investment Group, LLC (Current principal underwriter for the Contracts):

Name and Principal	Position and Offices
Business Address	with Underwriter
_________	_________
Christopher J. Palladino[1]	Chief Executive Officer
Tracy VanHanne[1]	Chief Financial Officer
Jeffrey D. Jones[1]	General Counsel

[1]	The principal address is 8320 University Executive Park Drive, Suite 112, Charlotte, NC 28262.
Item 29.(c) Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

(1)	(2)
Name of	Net Underwriting	(3)	(4)	(5)
Principal	Discounts and	Compensation on	Brokerage	Other
Underwriter	Commissions	Redemption	Commissions	Compensation

SYNERGY	$0	$0	$1.1 million	$8 million

IBS	$0	$0	$0.5 million	$2.7 million
* During 2010, ZALICO paid trail commissions of approximately $8 million to Synergy and approximately $2.7 million to IBS.

Item 30. Location of Accounts and Records
         Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder (including Rule 38a-1) are maintained by Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) at its home office at 1400 American Lane, Schaumburg, Illinois 60196, or at 3003 77th Ave, SE, Mercer Island, Washington 98040, or at 105 E. 17th Street, New York, NY 10003, or at Harborside Financial Center, 2500 Plaza 5, Suite 2501, Jersey City, NJ 07311, or at IBM Business Transformation Outsourcing Insurance Service Corporation at 2000 Wade Hampton Boulevard, Greenville, South Carolina 29615-1064, or at Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, IL 60123-9409, or at Se2 Service Center at PO Box 758557, Topeka, KS 66675-8557, or at the home office of Synergy Investment Group, LLC located at 8320 University Executive Park Drive, Suite 112, Charlotte, North Carolina 28262.
Item 31. Management Services
         Not Applicable.
Item 32. Undertakings and Representations
         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940
         Zurich American Life Insurance Company (“ZALICO”) (formerly Kemper Investors Life Insurance Company) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ZALICO.
Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program
         ZALICO, depositor and sponsor of Registrant, ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account), and Investors Brokerage Services, Inc. (“IBS”), the former principal underwriter of the Contracts issued by Registrant, have issued the Contracts to participants in the Texas Optional Retirement Program (the “Program”) in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and have represented that they would:

1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

2.	Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

3.	Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

4.	Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.
Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs
         ZALICO, depositor and sponsor of Registrant, ZALICO Variable Annuity Separate Account (the “Separate Account”), and Investors Brokerage Services, Inc. (“IBS”), the former principal underwriter of Contracts issued by Registrant, have issued the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, ZALICO, the Separate Account and IBS have represented that they would:
1.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

2.	Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

3.	Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

4.	Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer’s IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.
[Space Intentionally Left Blank]

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 22 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 29, 2011.

ZALICO VARIABLE ANNUITY SEPARATE
ACCOUNT (formerly KILICO VARIABLE
ANNUITY SEPARATE ACCOUNT)
(Registrant)

Attest:	/s/ Ali E. Rifai	/s/ Richard Grilli
	Ali E. Rifai, Senior Vice	By: Richard W. Grilli, Senior Vice
	President, General Counsel and Corporate	President and Chief Operating Officer
	Secretary	(Signature)

ZURICH AMERICAN LIFE INSURANCE
COMPANY (formerly KEMPER
INVESTORS LIFE INSURANCE COMPANY)
(Depositor)

Attest:	/s/ Ali E. Rifai Ali E. Rifai, Senior Vice	/s/ Richard Grilli By: Richard W. Grilli, Senior Vice
	President, General Counsel and Corporate	President and Chief Operating Officer
	Secretary	(Signature)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David Dietz*/	President and Chief Executive Officer (Principal Executive Officer)	April 29, 2011

/s/ Richard Grilli Richard W. Grilli	Senior Vice President and Chief Operating Officer	April 29, 2011

Simon Lodge */	Senior Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 29, 2011

Richard J. Hauser */	Director and Assistant Treasurer	April 29, 2011

Barry S. Paul */	Director and Assistant Treasurer	April 29, 2011

Nicolas A. Burnet */	Director	April 29, 2011

/s/ Richard Grilli */ By: Richard W. Grilli	On April 29, 2011 as Attorney-in-Fact pursuant to powers of attorney filed herewith.

EXHIBIT INDEX
The following exhibits are filed herewith:

Sequentially
Exhibit			Numbered
Number		Title	Pages
6.2		Zurich American Life Insurance Company Amended Articles of Incorporation and By-laws.

8.1	(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company, Janus Aspen Series, Janus Capital Management LLC, and Janus Distributors LLC.

8.1	(d)
Form of Amendment No. 8 to Fund Participation Agreement By and Between Zurich American Life Insurance Company, Janus Aspen Series, and Janus Capital Management LLC (formerly Janus Capital Corporation).

8.3	(g)
Amendment to Participation Agreement Dated as of January 1, 1997, Between DWS Variable Series II, Deutsche Investment Management Americas Inc., DWS Investments Distributors, Inc. (formerly, DWS Scudder Distributors, Inc.), and Zurich American Life Insurance Company, dated April 11, 2011.

8.3	(h)
Supplement to Participation Agreement Dated January 1, 1997, Among Zurich American Life Insurance Company, DWS Variable Series II, Deutsche Investment Management Americas Inc., and DWS Investments Distributors, Inc., dated April 29, 2011.

8.4	(g)
Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment Fund and Scudder Variable Series I), dated April 11, 2011.

8.5	(c)	Rule 22c-2 Agreement, dated April 16, 2007, By and Between Kemper Investors Life Insurance Company and Allianz Global Investors Distributors LLC.

8.5	(d)
Form of Novation of and Amendment to Participation Agreement, By and Among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Zurich American Life Insurance Company.

8.5	(e)
Form of Amendment to Participation Agreement Dated January 5, 1999, By and Among Zurich American Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors, LLC).

8.6	(b)
Shareholder Information Agreement, Franklin Templeton Variable Insurance Products Trust, Dated April 16, 2007, By and Among Kemper Investors Life Insurance Company and Franklin/Templeton Distributors, Inc.

8.7	(f)
Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011.

8.8	(d)	Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich American Life Insurance Company, The Alger Portfolios

Sequentially
Exhibit			Numbered
Number		Title	Pages
(formerly The Alger American Fund), and Fred Alger & Company Incorporated, dated April 1, 2011.

8.9	(a)	Fund Participation Agreement, dated April 30, 2004, by and among Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc.

8.9	(b)	Administrative Services Agreement, dated July 1, 2005, Between Kemper Investors Life Insurance Company and AIM Advisors, Inc.

8.9	(d)	Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated May 28, 2008.

8.9	(e)	Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated April 30, 2010.

8.9	(f)
Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), and Invesco Distributors, Inc.

8.11(d)
Amendment to Fund Participation Agreement Dated as of October 21, 2001, By and Among Kemper Investors Life Insurance Company, Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), and Deutsche Asset Management, Inc., dated August 1, 2005.

8.11(e)
Amendment to Fund Participation Agreement Dated as of October 22, 2001, Between Zurich American Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and Scudder Investments VIT Funds), and Deutsche Investment Management Americas Inc. (formerly, Deutsche Asset Management, Inc.), dated April 11, 2011.

9.		Opinion and Consent of Juanita M. Thomas, Esq.

10.	(a)	Consent of independent registered public accounting firm.

10.	(b)	Consent of Sutherland Asbill & Brennan LLP.

15.	(a)	Powers of Attorney for Simon Lodge and David Dietz.